Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	ATLANTIC POWER CORP
Entity Central Index Key	0001419242
Document Type	S-4
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)
Current assets:
Cash and cash equivalents	$ 106,609	$ 60,651	$ 28,258	$ 45,497		$ 49,850	$ 37,327
Restricted cash	27,761	21,412		15,744
Accounts receivable	59,501	79,008		19,362
Note receivable - related party				22,781
Current portion of derivative instruments asset	10,610	10,411		8,865
Inventory	18,214	18,628		5,498
Prepayments and other	23,647	7,615		2,982
Refundable income taxes	2,301	3,042		1,593
Total current assets	248,643	200,767		122,322
Property, plant, and equipment, net	1,549,626	1,388,254	284,018	271,830
Transmission system rights	178,319	180,282		188,134
Equity investments in unconsolidated affiliates	477,098	474,351		294,805
Other intangible assets, net	597,633	584,274		88,462
Goodwill	343,586	343,586		12,453		8,918
Derivative instruments asset	16,589	22,003		17,884
Other assets	64,216	54,910		17,122
Total assets	3,475,710	3,248,427	1,007,801	1,013,012		869,576
Current Liabilities:
Accounts payable	20,561	18,122		8,608
Accrued interest	33,534	19,916		3,975
Other accrued liabilities	41,456	43,968		11,025
Revolving credit facility	72,800	58,000
Current portion of long-term debt	246,520	20,958		21,587
Current portion of derivative instruments liability	50,030	20,592		10,009
Dividends payable	10,921	10,733		6,154
Other current liabilities	1,278	165		5
Total current liabilities	477,100	192,454		61,363
Long-term debt	1,364,685	1,404,900		244,299
Convertible debentures	193,269	189,563		220,616	219,425	146,250
Derivative instruments liability	109,873	33,170		21,543
Deferred income taxes	165,413	182,925		29,439
Power purchase and fuel supply agreement liabilities, net	46,811	71,775
Other non-current liabilities	60,022	57,859		2,376
Commitments and contingencies
Total liabilities	2,417,173	2,132,646		579,636
Equity
Common shares, no par value, unlimited authorized shares; 113,526,182 and 67,118,154 issued and outstanding at December 31, 2011 and 2010, respectively	1,217,893	1,217,265		626,108
Preferred shares issued by a subsidiary company	221,304	221,304
Accumulated other comprehensive income (loss)	12,216	(5,193)		255		(859)
Retained deficit	(395,743)	(320,622)		(196,494)
Total Atlantic Power Corporation shareholders' equity	1,055,670	1,112,754		429,869
Noncontrolling interest	2,867	3,027		3,507
Total equity	1,058,537	1,115,781		433,376		414,117	151,626
Total liabilities and equity	$ 3,475,710	$ 3,248,427		$ 1,013,012

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common shares, issued shares	113,680,643	113,526,182	67,118,154
Common shares, outstanding shares	113,680,643	113,526,182	67,118,154

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Energy sales	$ 69,116	$ 58,953
Energy capacity revenue	93,567	88,449
Transmission services	31,000	31,000
Other	1,573	1,115
Total project revenue	195,256	179,517
Project expenses:
Fuel	65,553	59,522
Operations and maintenance	31,237	28,153
Depreciation and amortization	40,387	41,374
Total project expenses	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	(14,047)	(6,813)
Equity in earnings of unconsolidated affiliates	13,777	8,514
Gain on sales of equity investments, net	1,511	13,780
Interest expense	(17,660)	(18,800)
Other income, net	219	1,266
Total project other income (expense)	(16,200)	(2,053)
Project income	41,879	48,415
Administrative and other expenses (income):
Administration	16,149	26,028
Interest, net	11,701	55,698
Foreign exchange loss (gain)	(1,014)	20,506
Other (income) expense, net	(26)	362
Total administrative and other expenses (income)	26,810	102,594
Income (loss) from operations before income taxes	15,069	(54,179)
Income tax expense (benefit)	18,924	(15,693)
Net loss	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(103)
Net loss attributable to Atlantic Power Corporation	$ (3,752)	$ (38,486)
Net loss per share attributable to Atlantic Power Corporation shareholders:
Basic (in dollars per share)	$ (0.06)	$ (0.63)
Diluted (in dollars per share)	$ (0.06)	$ (0.63)
Weighted average number of common shares outstanding:
Basic (in shares)	61,706	60,632
Diluted (in shares)	61,706	60,632

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CAD	Common Shares USD ($)	Retained Deficit USD ($)	Accumulated Other Comprehensive Income USD ($)	Noncontrolling Interest USD ($)	Preferred Shares USD ($)	Comprehensive Income USD ($)
Balance at Dec. 31, 2008	$ 151,626		$ 215,163	$ (60,401)	$ (3,136)
Balance (in shares) at Dec. 31, 2008			60,941,000
Increase (decrease) in shareholders' equity
Subordinated notes conversion	327,691		327,691
Subordinated notes conversion (in shares)			(114,000)
Common shares issued for LTIP	151		151
Common shares issued for LTIP (in shares)			59,000
Common stock repurchases	(1,088)		(1,088)
Common stock repurchases (in shares)			(482,000)
Dividends declared	(28,054)			(28,054)
Comprehensive Income:
Net (loss) income	(38,486)			(38,486)				(38,486)
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	2,277				2,277			2,277
Net comprehensive loss	(36,209)							(36,209)
Balance at Dec. 31, 2009	414,117		541,917	(126,941)	(859)
Balance (in shares) at Dec. 31, 2009			60,404,000
Increase (decrease) in shareholders' equity
Convertible debenture conversion	7,147	(7,325)	7,147
Convertible debenture conversion (in shares)			579,000
Common shares issuance, net of costs	75,267		75,267
Common shares issuance, net of costs (in shares)			6,029,000
Common shares issued for LTIP	1,325		1,325
Common shares issued for LTIP (in shares)			106,000
LTIP amendment	2,952		2,952
Piedmont equity costs	(2,500)		(2,500)
Noncontrolling interest	3,507					3,507
Dividends declared	(65,801)			(65,801)
Comprehensive Income:
Net (loss) income	(3,752)			(3,752)				(3,752)
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	1,114				1,114			1,114
Net comprehensive loss	(2,638)							(2,638)
Balance at Dec. 31, 2010	433,376		626,108	(196,494)	255	3,507
Balance (in shares) at Dec. 31, 2010			67,118,000
Comprehensive Income:
Net (loss) income	6,136,000
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	272
Net comprehensive loss	6,408					(154)
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010	433,376		626,108	(196,494)	255	3,507
Balance (in shares) at Dec. 31, 2010			67,118,000
Increase (decrease) in shareholders' equity
Convertible debenture conversion	26,357	(26,639)	26,357
Convertible debenture conversion (in shares)	2,089,885,000		2,090,000
Common shares issuance, net of costs	155,424		155,424
Common shares issuance, net of costs (in shares)			12,650,000
Common shares issued for LTIP	1,951		1,951
Common shares issued for LTIP (in shares)			168,000
Shares issued in connection with CPILP acquisition	407,425		407,425
Shares issued in connection with CPILP acquisition (in shares)			31,500,000
Preferred shares of a subsidiary company assumed in connection with CPILP acquisition	221,304						221,304
Noncontrolling interest	(480)					(480)
Dividends declared on common shares	(85,720)			(85,720)
Dividends declared on preferred shares of a subsidiary company	(3,247)						(3,247)
Comprehensive Income:
Net (loss) income	(38,408)			(38,408)			3,247	(38,308)
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	(1,638)				(1,638)			(1,638)
Foreign currency translation adjustments	(3,321)				(3,321)			(3,321)
Defined benefit plan, net of $264 tax for the year ended 2011	(489)				(489)			(489)
Net comprehensive loss	(40,609)							(40,609)
Balance at Dec. 31, 2011	1,115,781		1,217,265	(320,622)	(5,193)	3,027	221,304
Balance (in shares) at Dec. 31, 2011			113,526,000
Comprehensive Income:
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	245
Foreign currency translation adjustments	17,164
Net comprehensive loss	(24,883)					3,078
Balance at Mar. 31, 2012	$ 1,058,537

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Unrealized loss on hedging activities, tax	$ 251	$ (1,518)	$ (1,518)
Defined benefit plan, tax	$ 264

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (35,641)	$ (3,855)	$ (38,486)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	63,638	40,387	41,374
Common share conversions recorded in interest expense			4,508
Subordinated note redemption premium recorded in interest expense			1,935
Long-term incentive plan expense	3,167	4,497
Gain on sale of assets		(1,511)	(12,847)
Earnings from unconsolidated affiliates	(7,878)	(16,913)	(14,213)
Impairment of equity investments	1,522	3,136	5,500
Distributions from unconsolidated affiliates	21,889	16,843	27,884
Unrealized foreign exchange loss	8,636	5,611	24,370
Change in fair value of derivative instruments	22,776	14,047	6,813
Change in deferred income taxes	(9,908)	17,964	(6,436)
Other		(210)	106
Change in other operating balances
Accounts receivable	(15,563)	1,729	10,520
Prepayments, refundable income taxes and other assets	1,653	9,311	(3,454)
Accounts payable and accrued liabilities	4,931	(6,551)	2,959
Other liabilities	(3,287)	2,468	(84)
Net cash provided by operating activities	55,935	86,953	50,449
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	(591,583)	(78,180)	(3,068)
Proceeds from (loan to) Idaho Wind	22,781	(22,781)
Change in restricted cash	(5,668)	945	575
Biomass development costs	(931)	(2,286)
Proceeds from sale of assets	8,500	2,000	29,467
Purchase of property, plant and equipment	(115,107)	(46,695)	(2,016)
Net cash (used in) provided by investing activities	(682,008)	(146,997)	24,958
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	460,000
Proceeds from issuance of equity, net of offering costs	155,424	72,767
Proceeds from issuance of convertible debenture, net of offering costs		74,575
Deferred financing costs	(26,373)	(7,941)
Repayment of project-level debt	(21,589)	(18,882)	(12,744)
Proceeds from revolving credit facility borrowings	58,000	20,000
Repayments of revolving credit facility borrowings		(20,000)	(55,000)
Dividends paid	(85,029)	(65,028)	(24,955)
Equity contribution from noncontrolling interest		200
Proceeds from issuance of project level debt	100,794		78,330
Redemption of IPSs under normal course issuer bid			(3,369)
Redemption of subordinated notes			(40,638)
Costs associated with common share conversion			(4,508)
Net cash provided by (used in) financing activities	641,227	55,691	(62,884)
Net (decrease) increase in cash and cash equivalents	15,154	(4,353)	12,523
Cash and cash equivalents at beginning of year	45,497	49,850	37,327
Cash and cash equivalents at end of year	60,651	45,497	49,850
Supplemental cash flow information
Interest paid	40,238	26,687	69,186
Income taxes paid (refunded), net	1,109	(8,000)	(216)
Accruals for capital expenditures	$ 4,095

Nature of business	12 Months Ended
Dec. 31, 2011
Nature of business
Nature of business

1. Nature of business

General

        Atlantic Power Corporation ("Atlantic Power") is a power generation and infrastructure company with a portfolio of assets in the United States and Canada. Our power generation projects sell electricity to utilities and other large commercial customers under long-term power purchase agreements, which seek to minimize exposure to changes in commodity prices. The net generating capacity of our projects is approximately 2,140 MW, consisting of interests in 31 operational power generation projects across 11 states in the United States and two provinces in Canada, one 53 MW biomass project under construction in Georgia, and an 84 mile, 500-kilovolt electric transmission line located in California. Atlantic Power also owns a majority interest in Rollcast Energy, a biomass power plant developer with several projects under development

        Atlantic Power is a corporation established under the laws of the Province of Ontario, Canada on June 18, 2004 and continued to the Province of British Columbia on July 8, 2005. Our shares trade on the TSX under the symbol "ATP" and on the New York Stock Exchange under the symbol "AT." Our registered office is located at 355 Burrard Street, Suite 1900, Vancouver, British Columbia V6C 2G8 Canada and our headquarters is located at 200 Clarendon Street, Floor 25, Boston, Massachusetts, 02116 USA. Our telephone number in Boston is (617) 977-2400 and the address of our website is www.atlanticpower.com. We make available, free of charge, on our website our Annual Report on Form 10-K, Quarterly Reports on Form 10-Q, Current Reports on Form 8-K, and amendments to those reports filed or furnished pursuant to Section 13(a) or 15(d) of the Exchange Act as soon as reasonably practicable after we electronically file such material with, or furnish it to, the SEC. Additionally, we make available on our website our Canadian securities filings.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

(a)   Principles of consolidation and basis of presentation:

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America and include the consolidated accounts and operations of our subsidiaries in which we have a controlling financial interest. The usual condition for a controlling financial interest is ownership of the majority of the voting interest of an entity. However, a controlling financial interest may also exist in entities, such as a variable interest entity, through arrangements that do not involve controlling voting interests.

        We apply the standard that requires consolidation of variable interest entities ("VIEs"), for which we are the primary beneficiary. The guidance requires a variable interest holder to consolidate a VIE if that party has both the power to direct the activities that most significantly impact the entities' economic performance, as well as either the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. We have determined that our investments are not VIEs by evaluating their design and capital structure. Accordingly, we use the equity method of accounting for all of our investments in which we do not have an economic controlling interest. We eliminate all intercompany accounts and transactions in consolidation.

(b)   Cash and cash equivalents:

        Cash and cash equivalents include cash deposited at banks and highly liquid investments with original maturities of 90 days or less when purchased.

(c)   Restricted cash:

        Restricted cash represents cash and cash equivalents that are maintained by the Projects to support payments for major maintenance costs and meet project level contractual debt obligations.

(d)   Deferred financing costs:

        Deferred financing costs represent costs to obtain long-term financing and are amortized using the effective interest method over the term of the related debt which range from five to 28 years. The net carrying amount of deferred financing costs recorded in other assets on the consolidated balance sheets was $40.7 million and $16.7 million at December 31, 2011 and 2010, respectively. Amortization expense for the years ended December 31, 2011, 2010 and 2009 was $1.3 million, $1.2 million, and $14.6 million, respectively.

(e)   Inventory:

        Inventory represents small parts and other consumables and fuel, the majority of which is consumed by our projects in provision of their services, and are valued at the lower of cost or net realizable value. Cost includes the purchase price, transportation costs and other costs to bring the inventories to their present location and condition. The cost of inventory items that are interchangeable are determined on an average cost basis. For inventory items that are not interchangeable, cost is assigned using specific identification of their individual costs.

(f)    Property, plant and equipment:

        Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the related asset up to 45 years. As major maintenance occurs and parts are replaced on the plant's combustion and steam turbines, maintenance costs are either expensed or transferred to property, plant and equipment if the maintenance extends the useful lives of the major parts. These costs are depreciated over the parts' estimated useful lives, which is generally three to six years, depending on the nature of maintenance activity performed.

(g)   Transmission system rights:

        Transmission system rights are an intangible asset that represents the long-term right to approximately 72% of the capacity of the Path 15 transmission line in California. Transmission system rights are amortized on a straight-line basis over 30 years, the regulatory life of Path 15.

(h)   Other intangible assets:

        Other intangible assets include PPAs and fuel supply agreements at our projects. PPAs are valued at the time of acquisition based on the contract prices under the PPAs compared to projected market prices. Fuel supply agreements are valued at the time of acquisition based on the contract prices under the fuel supply agreement compared to projected market prices. The balances are presented net of accumulated amortization in the consolidated balance sheets. Amortization is recorded on a straight-line basis over the remaining term of the agreement.

(i)    Impairment of long-lived assets, non-amortizing intangible assets and equity method investments:

        Long-lived assets, such as property, plant and equipment, transmission system rights and other intangible assets and liabilities subject to depreciation and amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value.

        Investments in and the operating results of 50%-or-less owned entities not consolidated are included in the consolidated financial statements on the basis of the equity method of accounting. We review our investments in such unconsolidated entities for impairment whenever events or changes in business circumstances indicate that the carrying amount of the investments may not be fully recoverable. Evidence of a loss in value that is other than temporary might include the absence of an ability to recover the carrying amount of the investment, the inability of the investee to sustain an earnings capacity which would justify the carrying amount of the investment, failure of cash flow coverage ratio tests included in project-level non-recourse debt or, where applicable, estimated sales proceeds that are insufficient to recover the carrying amount of the investment. Our assessment as to whether any decline in value is other than temporary is based on our ability and intent to hold the investment and whether evidence indicating the carrying value of the investment is recoverable within a reasonable period of time outweighs evidence to the contrary. We generally consider our investments in our equity method investees to be strategic long-term investments. Therefore, we complete our assessments with a long-term view. If the fair value of the investment is determined to be less than the carrying value and the decline in value is considered to be other than temporary, the asset is written down to its fair value.

(j)    Distributions from equity method investments:

        We make investments in entities that own power producing assets with the objective of generating accretive cash flow that is available to be distributed to our shareholders. The cash flows that are distributed to us from these unconsolidated affiliates are directly related to the operations of the affiliates' power producing assets and are classified as cash flows from operating activities in the consolidated statements of cash flows.

        We record the return of our investments in equity investees as cash flows from investing activities. Cash flows from equity investees are considered a return of capital when distributions are generated from proceeds of either the sale of our investment in its entirety or a sale by the investee of all or a portion of its capital assets.

(k)   Goodwill:

        Goodwill is the residual amount that results when the purchase price of an acquired business exceeds the sum of the amounts allocated to the assets acquired, less liabilities assumed, based on their fair values. Goodwill is allocated, as of the date of the business combination, to our reporting units that are expected to benefit from the synergies of the business combination.

        Goodwill is not amortized and is tested for impairment, annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired. In our test, we first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and other relevant entity-specific events. If the qualitative assessment determines that an impairment is more likely than not, then we perform a two-step quantitative impairment test. In the first step of the quantitative analysis, the carrying amount of the reporting unit is compared with its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary.

        The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case, the implied fair value of the reporting unit's goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination described in the preceding paragraphs, using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of reporting unit goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is recorded in the consolidated statements of operations.

(l)    Derivative financial instruments:

        We use derivative financial instruments in the form of interest rate swaps and foreign exchange forward contracts to manage our current and anticipated exposure to fluctuations in interest rates and foreign currency exchange rates. We have also entered into natural gas supply contracts and natural gas forwards or swaps to minimize the effects of the price volatility of natural gas, which is a major production cost. We do not enter into derivative financial instruments for trading or speculative purposes. Certain derivative instruments qualify for a scope exception to fair value accounting because they are considered normal purchases or normal sales in the ordinary course of conducting business. This exception applies when we have the ability to, and it is probable that we will deliver or take delivery of the underlying physical commodity.

        We have designated two of our interest rate swaps as a hedge of cash flows for accounting purposes. Tests are performed to evaluate hedge effectiveness and ineffectiveness at inception and on an ongoing basis, both retroactively and prospectively. Derivatives accounted for as hedges are recorded at fair value in the balance sheet. Unrealized gains or losses on derivatives designated as a hedge are deferred and recorded as a component of accumulated other comprehensive income until the hedged transactions occur and are recognized in earnings. The ineffective portion of the cash flow hedge, if any, is immediately recognized in earnings.

        Derivative financial instruments not designated as a hedge are measured at fair value with changes in fair value recorded in the consolidated statements of operations. The following table summarizes derivative financial instruments that are not designated as hedges for accounting purposes and the accounting treatment in the consolidated statements of operations of the changes in fair value and cash settlements of such derivative financial instrument:

Derivative financial instrument	Classification of changes in fair value	Classification of cash settlements
Foreign currency forward contracts	Foreign exchange (gain) loss	Foreign exchange loss (gain)
Natural gas swaps	Change in fair value of derivative instruments	Fuel expense
Interest rate swaps	Change in fair value of derivative instruments	Interest expense

(m)  Income taxes:

        Income tax expense includes the current tax obligation or benefit and change in deferred income tax asset or liability for the period. We use the asset and liability method of accounting for deferred income taxes and record deferred income taxes for all significant temporary differences. Income tax benefits associated with uncertain tax positions are recognized when we determine that it is more-likely-than-not that the tax position will be ultimately sustained. Refer to Note 13 for more information.

(n)   Revenue recognition:

        We recognize energy sales revenue on a gross basis when electricity and steam are delivered under the terms of the related contracts. Power purchase arrangements, steam purchase arrangements and energy services agreements (collectively referred to as PPAs) are long-term contracts to sell power and steam on a predetermined basis.

        Energy—Energy revenue is recognized upon transmission to the customer. Physical transactions, or the sale of generated electricity to meet supply and demand, are recorded on a gross basis in our consolidated statements of operations.

        Capacity—Capacity payments under the PPAs are recognized as the lesser of (1) the amount billable under the PPA or (2) an amount determined by the kilowatt hours made available during the period multiplied by the estimated average revenue per kilowatt hour over the term of the PPA.

        Transmission—Transmission services revenue is recognized as transmission services are provided. The annual revenue requirement for transmission services is regulated by the Federal Energy Regulatory Commission ("FERC") and is established through a rate-making process that occurs every three years. When actual cash receipts from transmission services revenue are different than the regulated revenue requirement because of timing differences, the over or under collections are deferred until the timing differences reverse in future periods.

(o)   Other power purchase arrangements containing a lease:

        We have entered into PPAs to sell power at predetermined rates. PPAs are assessed as to whether they contain leases which convey to the counterparty the right to the use of the Partnership's property, plant and equipment in return for future payments. Such arrangements are classified as either capital or operating leases. PPAs that transfer substantially all of the benefits and risks of ownership of property to the PPA counterparty are classified as direct financing leases.

        Finance income related to leases or arrangements accounted for as direct financing leases is recognized in a manner that produces a constant rate of return on the net investment in the lease. The net investment is comprised of net minimum lease payments and unearned finance income. Unearned finance income is the difference between the total minimum lease payments and the carrying value of the leased property. Unearned finance income is deferred and recognized in net income over the lease term.

(p)   Foreign currency translation and transaction gains and losses:

        The local currency is the functional currency of our U.S. and Canadian projects. Our reporting currency is the United States dollar. Foreign currency denominated assets and liabilities are translated at end-of-period rates of exchange. Revenues, expenses, and cash flows are translated at the weighted-average rates of exchange for the period. The resulting currency translation adjustments are not included in the determination of our statements of operations for the period, but are accumulated and reported as a separate component of shareholders' equity until sale of the net investment in the project takes place. Foreign currency transaction gains or losses are reported within foreign exchange (gain) loss in our statements of operations.

(q)   Long-term incentive plan:

        The officers and certain other employees are eligible to participate in the Long-Term Incentive Plan ("LTIP") that was implemented in 2007. In the second quarter of 2010, the Board of Directors approved an amendment to the LTIP and the amended plan was approved by our shareholders on June 29, 2010. The amended LTIP was effective for grants beginning with the 2010 performance year. Under the amended LTIP, the number of notional units that vest is based, in part, on the total shareholder return of Atlantic Power compared to a group of peer companies in Canada. In addition, vesting of the notional units for officers of Atlantic Power occurs on a three-year cliff basis as opposed to ratable vesting over three years for grants made prior to the amendment.

        Vested notional units are expected to be redeemed one-third in cash and two-thirds in shares of our common stock. Notional units granted that are expected to be redeemed in cash upon vesting are accounted for as liability awards. Notional units granted that are expected to be redeemed in common shares upon vesting are accounted for as equity awards. Notional units granted prior to the 2010 performance period are subject to the vesting conditions of the LTIP before the amendments made in 2010. Unvested notional units are entitled to receive dividends equal to the dividends per common share during the vesting period in the form of additional notional units. Unvested units are subject to forfeiture if the participant is not an employee at the vesting date or if we do not meet certain ongoing cash flow performance targets.

        The final number of notional units for officers that will vest, if any, at the end of the three-year vesting period is based on our achievement of target levels of relative total shareholder return, which is the change in the value of an investment in our common stock, including reinvestment of dividends, compared to that of a peer group of companies during the performance period. The total number of notional units vesting will range from zero up to a maximum 150% of the number of notional units in the executives' accounts on the vesting date for that award, depending on the level of achievement of relative total shareholder return during the measurement period.

        Compensation expense related to awards granted to participants in the LTIP is recorded over the vesting period based on the estimated fair value of the award on the grant date for notional units accounted for as equity awards and the fair value of the award at each balance sheet date for notional units accounted for as liability awards. Fair value of the awards granted prior to the 2010 LTIP amendment is determined by projecting the total number of notional units that will vest in future periods, including dividends received on notional units during the vesting period, and applying the current market price per share to the projected number of notional units that will vest. The fair value of awards granted under the amended LTIP with market vesting conditions is based upon a Monte Carlo simulation model on the grant date. Compensation expense is recognized regardless of the relative total shareholder return performance, provided that the LTIP participant remains employed by Atlantic Power. The aggregate number of shares that may be issued from treasury under the amended LTIP is limited to 1.3 million.

(r)   Asset retirement obligations:

        The fair value for an asset retirement obligation is recorded in the period in which it is incurred. Retirement obligations associated with long-lived assets are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts, including obligations arising under the doctrine of promissory estoppel, and for which the timing and/or method of settlement may be conditional on a future event. When the liability is initially recorded, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss.

(s)   Pensions:

        We offer pension benefits to certain employees through a defined benefit pension plan. We recognize the funded status of our defined benefit plan in the consolidated balance sheet in other long-term liabilities and record an offset to other comprehensive income. In addition, we also recognize on an after-tax basis, as a component of other comprehensive income, gains and losses as well as all prior service costs that have not been included as part of our net periodic benefit cost. The determination of our obligation and expenses for pension benefits is dependent on the selection of certain assumptions. These assumptions determined by management include the discount rate, the expected rate of return on plan assets and the rate of future compensation increases. Our actuarial consultants use assumptions for such items as retirement age. The assumptions used may differ materially from actual results, which may result in a significant impact to the amount of our pension obligation or expense recorded.

(t)    Business combinations:

        We account for our business combinations in accordance with the acquisition method of accounting, which requires an acquirer to recognize and measure in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree at fair value at the acquisition date. It also recognizes and measures the goodwill acquired or a gain from a bargain purchase in the business combination and determines what information to disclose to enable users of an entity's financial statements to evaluate the nature and financial effects of the business combination. In addition, transaction costs are expensed as incurred.

(u)   Concentration of credit risk:

        The financial instruments that potentially expose us to credit risk consist primarily of cash and cash equivalents, restricted cash, derivative instruments and accounts receivable. Cash and restricted cash are held by major financial institutions that are also counterparties to our derivative instruments. We have long-term agreements to sell electricity, gas and steam to public utilities and corporations. We have exposure to trends within the energy industry, including declines in the creditworthiness of our customers. We do not normally require collateral or other security to support energy-related accounts receivable. We do not believe there is significant credit risk associated with accounts receivable due to payment history. See Note 19, Segment and geographic information, for a further discussion of customer concentrations.

(v)   Use of estimates:

        The preparation of financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the periods presented, we have made a number of estimates and valuation assumptions, including the fair values of acquired assets, the useful lives and recoverability of property, plant and equipment, intangible assets and liabilities related to PPAs and fuel supply agreements, the recoverability of equity investments, the recoverability of deferred tax assets, tax provisions, the valuation of shares associated with our Long-Term Incentive Plan and the fair value of financial instruments and derivatives. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. These estimates and valuation assumptions are based on present conditions and our planned course of action, as well as assumptions about future business and economic conditions. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

(w)  Regulatory accounting:

        Path 15 accounts for certain income and expense items in accordance with a standard where certain costs are deferred, which would otherwise be charged to expense, as regulatory assets based on Path 15's ability to recover these costs in future rates.

(x)   Recently issued accounting standards:

  Adopted

        In September 2011, the FASB issued changes to the testing of goodwill for impairment. These changes provide an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test, otherwise no further analysis is required. An entity also may elect not to perform the qualitative assessment and, instead, go directly to the two-step quantitative impairment test. These changes become effective for any goodwill impairment test performed on January 1, 2012 or later. We early adopted these changes for our annual review of goodwill in the fourth quarter of 2011. These changes did not have an impact on the consolidated financial statements.

        In December 2010, the FASB issued changes to the testing of goodwill for impairment. These changes require an entity to perform all steps in the test for a reporting unit whose carrying value is zero or negative if it is more likely than not (more than 50%) that a goodwill impairment exists based on qualitative factors, resulting in the elimination of an entity's ability to assert that such a reporting unit's goodwill is not impaired and additional testing is not necessary despite the existence of qualitative factors that indicate otherwise. We adopted these changes beginning January 1, 2011. Based on the most recent impairment review of our goodwill (2011 fourth quarter), we determined these changes did not impact the consolidated financial statements.

        In June 2011, the FASB issued changes to the presentation of comprehensive income. These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share. We will adopt these changes on January 1, 2012. Other than the change in presentation, these changes will not have an impact on the consolidated financial statements.

        In December 2010, the FASB issued changes to the disclosure of pro forma information for business combinations. These changes clarify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. Also, the existing supplemental pro forma disclosures were expanded to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. We adopted these changes beginning January 1, 2011. These changes are reflected in Note 3, Acquisitions and divestments.

  Issued

        In May 2011, the FASB issued changes to conform existing guidance regarding fair value measurement and disclosure between US GAAP and International Financial Reporting Standards. These changes both clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity's use of a nonfinancial asset in a way that differs from the asset's highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. These changes become effective on January 1, 2012. These changes will not have an impact on the consolidated financial statements.

Acquisitions and divestments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquisitions and divestments
Acquisitions and divestments

2. Acquisitions and divestitures

2012 Acquisition

        On January 31, 2012, Atlantic Oklahoma Wind, LLC ("Atlantic OW"), a Delaware limited liability company and our wholly owned subsidiary, entered into a purchase and sale agreement with Apex Wind Energy Holdings, LLC, a Delaware limited liability company ("Apex"), pursuant to which Atlantic OW acquired a 51% interest in Canadian Hills Wind, LLC, an Oklahoma limited liability company ("Canadian Hills") for a nominal sum. Canadian Hills is the owner of a 298.45 MW wind energy project under construction in the state of Oklahoma. On March 30, 2012, we completed the purchase of an additional 48% interest in the Canadian Hills for a nominal amount, bringing our total interest in the project to 99%. Apex retained a 1% interest in the project. We also closed on a $310 million non-recourse, project-level construction financing facility for the project, which includes a $290 million construction loan and a $20 million 5-year letter of credit facility. The construction loan is structured to be repaid by a tax equity investment, in which we are actively pursuing, when Canadian Hills commences commercial operations. We are committed to investing approximately $180 million of equity (net of financing costs) following the funding of the construction financing. The acquisition of Canadian Hills was accounted for as an asset purchase and is consolidated in our consolidated balance sheet at March 31, 2012.

Purchase Accounting Adjustment

        In the three months ended March 31, 2012, we recorded an adjustment to intangible assets for PPAs and fuel supply agreement liabilities that resulted from our acquisition of Atlantic Power Limited Partnership, formerly Capital Power Income L.P. (the "Partnership") on November 5, 2011. The fair values of these assets acquired and liabilities assumed were refined based upon further analysis as the purchase price allocation at December 31, 2011 was preliminary. Fair values were determined by applying an income approach using the discounted cash flow method. These measurements were based on significant inputs not observable in the market and thus represent a Level 3 fair value measurement. As a result of the adjustment, intangible assets increased by $26.0 million and fuel supply agreement liabilities increased by $26.0 million in the three months ended March 31, 2012.

2012 Divestiture

        On February 16, 2012, we entered into an agreement with Primary Energy Recycling Corporation ("Primary Energy" or "PERC"), whereby PERC agreed to purchase our 7,462,830.33 common membership interests in Primary Energy Recycling Holdings, LLC ("PERH") (14.3% of PERH total interests) for approximately $24 million, plus a management agreement termination fee of approximately $6.1 million, for a total sale price of $30.1 million. The agreed upon price for our private interest in PERH was established as of December 19, 2011 and represented a 16% discount to the 60-day volume weighted average trading price of PERH's common shares at that time. The transaction remains subject to pricing adjustment or termination under certain circumstances. Completion of the transaction is subject to PERC obtaining financing and is expected to close during the second quarter of 2012.

2011 Divestiture

        On February 28, 2011, we entered into a purchase and sale agreement with a third party for the purchase of our lessor interest in the Topsham project. The transaction closed on May 6, 2011 and we received proceeds of $8.5 million. No gain or loss was recorded on the sale.

3. Acquisitions and divestments

  Acquisitions

(a)   Capital Power Income L.P.

        On November 5, 2011, we completed the acquisition of all of the outstanding limited partnership units of Capital Power Income, LP (renamed Atlantic Power Limited Partnership on February 1, 2012, the "Partnership") pursuant to the terms and conditions of an Arrangement Agreement, dated June 20, 2011, as amended by Amendment No. 1, dated July 15, 2011 (the"Arrangement Agreement"), by and among us, the Partnership, CPI Income Services, Ltd., the general partner of the Partnership and CPI Investments, Inc., a unitholder of the Partnership that was then owned by EPCOR Utilities Inc. and Capital Power Corporation. The transactions contemplated by the Arrangement Agreement were effected through a court-approved plan of arrangement under the Canada Business Corporations Act (the "Plan of Arrangement"). The Plan of Arrangement was approved by the unitholders of the Partnership, and the issuance of our common shares to the Partnership unitholders pursuant to the Plan of Arrangement was approved by our shareholders, at respective special meetings held on November 1, 2011. A Final Order approving the Plan of Arrangement was granted by the Court of Queen's Bench of Alberta on November 1, 2011. Pursuant to the Plan of Arrangement, the Partnership sold its Roxboro and Southport facilities located in North Carolina to an affiliate of Capital Power Corporation, for approximately Cdn$121.4 million which equates to approximately Cdn$2.15 per unit of the Partnership. In addition, in connection with the Plan of Arrangement, the management agreements between certain subsidiaries of Capital Power Corporation and the Partnership and certain of its subsidiaries were terminated in consideration of a payment of Cdn$10.0 million. Atlantic Power and its subsidiaries assumed the management of the Partnership upon closing and entered into a transitional services agreement with Capital Power Corporation for a term of six to twelve months to facilitate and support the integration of the Partnership into Atlantic Power.

        The acquisition expands and diversifies our asset portfolio to include projects in Canada and regions of the United States where we did not have a presence. The enhanced geographic diversification is anticipated to lead to additional growth opportunities in those regions where we did not previously operate. Our average PPA term increases from 8.8 years to 9.1 years and enhances the credit quality of our portfolio of off takers. The acquisition increases our market capitalization and enterprise value which is expected to add liquidity and enhance access to capital to fuel the long-term growth of our asset base throughout North America.

        Pursuant to the Plan of Arrangement, we directly and indirectly acquired each outstanding limited partnership unit of the Partnership in exchange for Cdn$19.40 in cash ("Cash Consideration") or 1.3 Atlantic Power common shares ("Share Consideration") in accordance with elections and deemed elections in accordance with the Plan of Arrangement.

        As a result of the elections made by the Partnership unitholders and pro-ration in accordance with the Plan of Arrangement, those unitholders who elected to receive Cash Consideration received in exchange for each limited partnership unit of the Partnership (i) cash equal to approximately 73% of the Cash Consideration and (ii) Share Consideration in respect of the remaining approximately 27% of the consideration payable for the unit. Any limited partnership units of the Partnership not exchanged for cash consideration in accordance with the Plan of Arrangement were exchanged for Share Consideration.

        At closing, the consideration paid to acquire the Partnership totaled $1.0 billion, consisting of $601.8 million paid in cash and $407.4 million in shares of our common shares (31.5 million shares issued) less cash acquired of $22.7 million.

        Our acquisition of the Partnership is accounted for under the acquisition method of accounting as of the transaction closing date. The purchase price allocation for the business combination is estimated as follows (in thousands):

Fair value of consideration transferred:
Cash	$601,766
Equity	407,424

Total purchase price	$1,009,190

Preliminary purchase price allocation
Working capital	$37,951
Property, plant and equipment	1,024,015
Intangibles	528,531
Other long-term assets	224,295
Long-term debt	(621,551)
Other long-term liabilities	(129,341)
Deferred tax liability	(164,539)

Total identifiable net assets	899,361
Preferred shares	(221,304)
Goodwill	331,133

Total purchase price	1,009,190
Less cash acquired	(22,683)

Cash paid, net of cash acquired	$986,507

        The purchase price was computed using the Partnership's outstanding units as of June 30, 2011, adjusted for the exchange ratio at November 4, 2011. The purchase price reflects the market value of our common shares issued in connection with the transaction based on the closing price of the Partnership's units on the Toronto Stock Exchange on November 4, 2011. The goodwill is attributable to the expansion of our asset portfolio to include projects in Canada and regions of the United States where we did not have a presence and this enhanced geographic diversification should lead to additional growth opportunities in those regions we did not previously operate. It is not expected to be deductible for tax purposes. Of the $331.1 million of goodwill, $135.3 million was assigned to the Northeast segment, $138.2 million was assigned to the Northwest segment and $57.6 million was assigned to the Southwest segment.

        The fair values of the assets acquired and liabilities assumed were estimated by applying an income approach using the discounted cash flow method. These measurements were based on significant inputs not observable in the market and thus represent a level 3 fair value measurement. The primary considerations and assumptions that affected the discounted cash flows included the operational characteristics and financial forecasts of acquired facilities, remaining useful lives and discount rates based of the weighted average cost of capital ("WACC") on a merchant basis. The WACCs were based on a set of comparable companies as well as existing yields for debt and equity as of the acquisition date.

        The partnership contributed revenues of $73.8 million and a loss of less than $0.1 million to our consolidated statements of operations for the period from November 5, 2011 to December 31, 2011. The following unaudited pro-forma consolidated results of operations for years ended December 31, 2011 and 2010, assume the Partnership acquisition occurred as of January 1 of each year. The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2011 and January 1, 2010 or of results that may occur in the future (amounts in thousands):

	Unaudited
	Years ended December 31,
	2011	2010
Total project revenue	$694,162	$669,985
Net income (loss) attributable to Atlantic Power Corporation	(95,772)	(2,462)
Net income (loss) per share attributable to Atlantic Power Corporation shareholders:
Basic	$(0.85)	$(0.02)
Diluted	$(0.85)	$(0.02)

(b)   Rockland

        On December 28, 2011, we purchased a 30% interest for $12.5 million in the Rockland Wind Project ("Rockland"), an 80 MW wind farm near American Falls, Idaho, that began operations in early December 2011. The Rockland Wind Project sells power under a 25-year power purchase agreement with Idaho Power. Rockland is accounted for under the equity method of accounting.

(c)   Cadillac

        On December 21, 2010, we acquired 100% of Cadillac Renewable Energy, LLC, which owns and operates a 39.6 MW wood-fired facility in Cadillac, Michigan. The purchase price was funded by $37.0 million using a portion of the cash raised in the public equity and convertible debenture offerings in October 2010 and the assumption of $43.1 million of project-level debt. The cash payment for the acquisition of Cadillac was allocated to the net assets acquired based on our estimate of fair value. The total cash paid for the acquisition, less cash acquired in December 2010 was $35.1 million.

        The allocation of the purchase price to the net assets acquired is as follows:

Recognized amounts of identifiable assets acquired and liabilities assumed:
Working capital	$5,643
Property, plant and equipment	42,101
Power purchase agreements	36,420
Interest rate swap derivative	(4,038)
Project-level debt	(43,131)

Total purchase price	36,995
Less cash acquired	(1,870)

Cash paid, net of cash acquired	$35,125

(d)   Piedmont

        On October 21, 2010, we completed the closing of non-recourse, project-level bank financing for our Piedmont Green Power project ("Piedmont"). The terms of the financing include an $82.0 million construction and term loan and a $51.0 million bridge loan for approximately 95% of the stimulus grant expected to be received from the U.S. Treasury 60 days after the start of commercial operations. In addition, we made an equity contribution of approximately $75.0 million for substantially all of the equity interest in the project. Piedmont is a 53.5 MW biomass plant located in Barnesville, Georgia, approximately 70 miles south of Atlanta. The Project was developed and will be managed by Rollcast Energy, Inc., a biomass developer in which we own a 60% interest.

(e)   Idaho Wind

        On July 2, 2010, we acquired a 27.6% equity interest in Idaho Wind Partners 1, LLC ("Idaho Wind") for $38.9 million and approximately $3.1 million in transaction costs. Idaho Wind began commercial operation in the fourth quarter of 2010. Our investment in Idaho Wind was funded with cash on hand and a $20.0 million borrowing under our revolving credit facility, which was repaid in October 2010 with a portion of the proceeds from a public offering. Idaho Wind is accounted for under the equity method of accounting.

(f)    Rollcast

        On March 31, 2009, we acquired a 40% equity interest in Rollcast Energy, Inc., a North Carolina Corporation for $3.0 million in cash. On March 1, 2010, we paid $1.2 million in cash for an additional 15% of the shares of Rollcast, increasing our interest from 40% to 55% and providing us control of Rollcast. We consolidated Rollcast as of that date. We previously accounted for our 40% interest in Rollcast as an equity method investment. On April 28, 2010, we paid an additional $0.8 million to increase our ownership interest in Rollcast to 60%.

        Rollcast is a developer of biomass power plants in the southeastern U.S. with several projects in various stages of development. The investment in Rollcast gives us the option but not the obligation to invest equity in Rollcast's biomass power plants.

        The following table summarizes the consideration transferred to acquire Rollcast and the preliminary estimated amounts of identifiable assets acquired and liabilities assumed at the March 1, 2010 acquisition date, as well as the fair value of the noncontrolling interest in Rollcast at the acquisition date:

Fair value of consideration transferred:
Cash	$1,200
Other items to be allocated to identifiable assets acquired and liabilities assumed:
Fair value of our investment in Rollcast at the acquisition date	2,758
Fair value of noncontrolling interest in Rollcast	3,410
Gain recognized on the step acquisition	211

Total	$7,579

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,524
Property, plant and equipment	130
Prepaid expenses and other assets	133
Capitalized development costs	2,705
Trade and other payables	(448)

Total identifiable net assets	4,044
Goodwill	3,535

$7,579

        As a result of obtaining control over Rollcast, our previously held 40% interest was remeasured to fair value, resulting in a gain of $0.2 million. This has been recognized in other income (expense) in the consolidated statements of operations.

        The fair value of the noncontrolling interest of $3.4 million in Rollcast was estimated by applying an income approach using the discounted cash flow method. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 fair value measurement. The fair value estimate utilized an assumed discount rate of 9.4% which is composed of a risk-free rate and an equity risk premium determined by the capital asset pricing of companies deemed to be similar to Rollcast. The estimate assumed that no fair value adjustments are required because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Rollcast.

        The goodwill is attributable to the value of future biomass power plant development opportunities. It is not expected to be deductible for tax purposes. All of the $3.5 million of goodwill was assigned to the Un-allocated Corporate segment.

  Divestments

(a)   Onondaga Renewables

        In the fourth quarter of 2011, the partners of Onondaga Renewables initiated a plan to sell their interests in the project. We determined that the carrying value of the Onondaga Renewables project was impaired and recorded a pre-tax long-lived asset impairment of $1.5 million. Our estimate of the fair market value of our 50% investment in the Onondaga Renewables project was determined based on quoted market prices for the remaining land and equipment. The Onondaga Renewables project is accounted for under the equity method of accounting and the impairment charge is included in equity earnings from unconsolidated affiliates in the consolidated statements of operations.

(b)   Topsham

        On February 28, 2011, we entered into a purchase and sale agreement with an affiliate of ArcLight for the purchase of our lessor interest in the project. The transaction closed on May 6, 2011 and we received proceeds of $8.5 million, resulting in no gain or loss on the sale.

(c)   Rumford

        During the three months ended September 30, 2009, we reviewed the recoverability of our 23.5% equity investment in the Rumford project. The review was undertaken as a result of not receiving distributions from the Project through the first nine months of 2009 and our view about the long-term economic viability of the plant upon expiration of the project's PPA on December 31, 2009.

        Based on this review, we determined that the carrying value of the Rumford project was impaired and recorded a pre-tax long-lived asset impairment of $5.5 million during 2009. The Rumford project is accounted for under the equity method of accounting and the impairment charge is included in equity in earnings of unconsolidated affiliates in the consolidated statements of operations.

        In the fourth quarter of 2009, Atlantic Power and the other limited partners in the Rumford project settled a dispute with the general partner related to the general partner's failure to pay distributions to the limited partners in 2009. Under the terms of the settlement, we received $2.9 million in distributions from Rumford in the fourth quarter of 2009. In addition, the general partner agreed to purchase the interests of all the limited partners in June 2010. In November 2010 we received our share of the sale proceeds of $2.0 million and recognized a gain on sale of investment of $1.5 million.

Equity method investments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity method investments
Equity method investments

3. Equity method investments

        The following summarizes the operating results for the three months ended March 31, 2012 and 2011, respectively, for our equity earnings interest in our equity method investments:

	Three months ended March 31,
	2012	2011
Revenue
Chambers	$13,227	$13,269
Badger Creek	1,179	3,316
Gregory	4,315	7,181
Orlando	10,812	9,926
Selkirk	12,062	10,902
Other	11,733	1,821

	53,328	46,415
Project expenses
Chambers	9,753	9,380
Badger Creek	1,137	2,983
Gregory	5,780	6,630
Orlando	10,093	9,463
Selkirk	10,335	12,659
Other	8,394	1,428

	45,492	42,543
Project other income (expense)
Chambers	(1,193)	(427)
Badger Creek	(4)	—
Gregory	(83)	(38)
Orlando	(14)	(30)
Selkirk	(65)	(1,636)
Other	(3,530)	(430)

	(4,889)	(2,561)
Project income (loss)
Chambers	2,281	3,462
Badger Creek	38	333
Gregory	(1,548)	513
Orlando	705	433
Selkirk	1,662	(3,393)
Other	(191)	(37)

	2,947	1,311

4. Equity method investments

        The following tables summarize our equity method investments:

		Carrying value as of December 31,
	Percentage of Ownership as of December 31, 2011
Entity name		2011	2010
Frederickson	50.0%	166,837	—
Orlando Cogen, LP	50.0%	25,955	31,543
Badger Creek Limited	50.0%	6,477	7,839
Onondaga Renewables, LLC	50.0%	291	1,761
Topsham Hydro Assets	50.0%	—	8,500
Koma Kulshan Associates	49.8%	5,856	6,491
Chambers Cogen, LP	40.0%	143,797	139,855
Delta-Person, LP	40.0%	—	—
Rockland Wind Farm	30.0%	12,500	—
Idaho Wind Partners 1, LLC	27.6%	36,143	41,376
Selkirk Cogen Partners, LP	18.5%	47,357	53,575
Gregory Power Partners, LP	17.1%	3,520	3,662
PERH	14.3%	25,609	—
Other	—	9	203

Total		$474,351	$294,805

        Equity in earnings (loss) of unconsolidated affiliates was as follows:

	Year Ended December 31,
Entity name	2011	2010	2009
Chambers Cogen, LP	$7,739	$13,144	$6,599
Orlando Cogen, LP	863	2,031	3,152
Gregory Power Partners, LP	524	2,162	1,791
Koma Kulshan Associates	483	452	458
Frederickson	444	—	—
Onondaga Renewables, LLC	(1,761)	(320)	(600)
Idaho Wind Partners 1, LLC	(1,563)	(126)	—
Selkirk Cogen Partners, LP	(406)	(3,454)	(280)
Badger Creek Limited	(4)	749	1,948
Delta-Person, LP	—	—	(644)
Topsham Hydro Assets	—	(436)	1,506
Rumford Cogeneration, LP	—	(359)	(1,904)
Mid-Georgia Cogen, LP	—	—	(2,686)
Rollcast Energy, Inc. (Note 3(f))	—	(66)	(267)
Other	37	—	(559)

Total	6,356	13,777	8,514
Distributions from equity method investments	(21,889)	(16,843)	(27,884)

Equity in earnings (loss) of unconsolidated affiliates, net of distributions	$(15,533)	$(3,066)	$(19,370)

        The following summarizes the balance sheets at December 31, 2011, 2010 and 2009, and operating results for each of the years ended December 31, 2011, 2010 and 2009, respectively, for our proportional ownership interest in equity method investments:

	2011	2010	2009
Assets
Current assets
Chambers	$9,937	$11,391	$10,356
Orlando	6,892	6,965	6,725
Gregory	3,933	3,063	11,358
Selkirk	15,852	11,782	9,431
Badger Creek	766	2,714	2,567
Other	10,671	7,563	2,043
Non-Current assets
Chambers	245,842	253,388	259,989
Orlando	23,805	29,419	34,975
Gregory	16,092	19,490	12,351
Selkirk	47,737	65,036	78,748
Badger Creek	6,011	6,645	9,177
Other	313,142	128,763	34,631

	$700,680	$546,219	$472,351
Liabilities
Current liabilities
Chambers	$16,016	$15,914	$16,898
Orlando	4,742	4,841	5,313
Gregory	3,132	3,421	4,118
Selkirk	14,743	17,371	13,495
Badger Creek	300	1,520	1,795
Other	10,980	76,910	1,704
Non-Current liabilities
Chambers	95,966	109,010	123,946
Orlando	—	—	—
Gregory	13,373	15,470	16,660
Selkirk	1,489	5,872	17,654
Badger Creek	—	—	—
Other	65,588	1,085	11,538

	$226,329	$251,414	$213,121
Operating results
Revenue
Chambers	$49,336	$55,469	$50,745
Orlando	40,345	42,062	41,911
Gregory	28,474	31,291	28,477
Selkirk	54,613	51,915	47,577
Badger Creek	6,546	13,485	12,861
Mid-Georgia	—	—	6,521
Other	16,499	3,501	23,327

	195,813	197,723	211,419
Project expenses
Chambers	39,358	38,377	40,540
Orlando	39,414	39,898	38,694
Gregory	27,440	27,324	24,893
Selkirk	49,595	48,496	44,045
Badger Creek	6,526	11,723	10,897
Mid-Georgia	—	—	6,519
Other	12,126	2,049	22,560

	174,459	167,867	188,148
Project other income (expense)
Chambers	(2,239)	(3,948)	(3,606)
Orlando	(68)	(133)	(65)
Gregory	(510)	(1,805)	(1,793)
Selkirk	(5,424)	(6,873)	(3,812)
Badger Creek	(24)	(1,013)	(16)
Mid-Georgia	—	—	(2,688)
Other	(6,733)	(2,307)	(2,777)

	(14,998)	(16,079)	(14,757)
Project income (loss)
Chambers	$7,739	$13,144	$6,599
Orlando	863	2,031	3,152
Gregory	524	2,162	1,791
Selkirk	(406)	(3,454)	(280)
Badger Creek	(4)	749	1,948
Mid-Georgia	—	—	(2,686)
Other	(2,360)	(855)	(2,010)

	6,356	13,777	8,514

Inventory	12 Months Ended
Dec. 31, 2011
Inventory
Inventory
5. Inventory         Inventory consists of the following:

	December 31,
	2011	2010
Parts and other consumables	$11,884	$3,592
Fuel	6,744	1,906

Total inventory	$18,628	$5,498

Property, plant and equipment	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Property, plant and equipment

6. Property, plant and equipment

	2011	2010	Depreciable Lives
Land	$8,868	$3,321
Office equipment, machinery and other	7,633	8,040	3 – 10 years
Leasehold improvements	3,413	2,810	7 – 15 years
Plant in service	1,487,375	349,411	1 – 45 years

	1,507,289	363,582
Foreign currency translation adjustment	(2,748)	—
Less accumulated depreciation	(116,287)	(91,752)

	$1,388,254	$271,830

        Depreciation expense of $24.3 million, $11.1 million and $11.1 million was recorded for the years ended December 31, 2011, 2010 and 2009, respectively.

Goodwill, transmission system rights and other intangible assets and liabilities	12 Months Ended
Dec. 31, 2011
Goodwill, transmission system rights and other intangible assets and liabilities
Goodwill, transmission system rights and other intangible assets and liabilities

7. Goodwill, transmission system rights and other intangible assets and liabilities

        The following table details the changes in the carrying amount of goodwill by operating segment:

	Northeast	Northwest	Southwest	Un-allocated Corporate	Total
Balance at December 31, 2009	$—	$—	$8,918	$—	$8,918
Acquisition of businesses	—	—	—	3,535	3,535

Balance at December 31, 2010	—	—	8,918	3,535	12,453
Acquisition of businesses	135,268	138,263	57,602	—	331,133

Balance at December 31, 2011	$135,268	$138,263	$66,520	$3,535	$343,586

        Other intangible assets include power purchase agreements, fuel supply agreements and development costs. Transmission system rights represent the long-term right to approximately 72% of the regulated revenues of the Path 15 transmission line.

        The following tables summarize the components of our intangible assets and other liabilities subject to amortization for the years ended December 31, 2011 and 2010:

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$231,669	$639,699	$33,845	$1,786	$675,330
Foreign currency translation adjustment	—	(877)	—	—	(877)
Less: accumulated amortization	(51,387)	(63,908)	(26,271)	—	(90,179)

Net carrying amount, December 31, 2011	$180,282	$574,914	$7,574	$1,786	$584,274

		Power Purchase and Fuel Supply Agreement Liabilities, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$—	$(35,288)	$(38,106)	$—	$(73,394)
Foreign currency translation adjustment	—	127	121	—	248
Less: accumulated amortization	—	398	973	—	1,371

Net carrying amount, December 31, 2011	$—	$(34,763)	$(37,012)	$—	$(71,775)

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2010	$231,669	$110,470	$33,845	$1,147	$145,462
Less: accumulated amortization	(43,535)	(39,190)	(17,810)	—	(57,000)

Net carrying amount, December 31, 2010	$188,134	$71,280	$16,035	$1,147	$88,462

        The following table presents amortization of intangible assets for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Transmission system rights	$7,852	$7,849	$7,849
Power purchase agreements	24,021	12,411	12,406
Fuel supply agreements	7,091	8,461	9,468

Total amortization	$38,964	$28,721	$29,723

        The following table presents estimated future amortization for the next five years related to our transmission system rights, purchase power agreements and fuel supply agreements:

Year Ended December 31,	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements
2012	$7,849	$69,039	$1,722
2013	7,849	66,218	(5,852)
2014	7,849	55,282	(5,852)
2015	7,849	55,282	(5,852)
2016	7,849	55,282	(5,852)

Other long-term liabilities	12 Months Ended
Dec. 31, 2011
Other long-term liabilities
Other long-term liabilities

8. Other long-term liabilities

        Other long-term liabilities consist of the following:

	2011	2010
Asset retirement obligations	$52,336	$—
Net pension liability	2,243	—
Deferred revenue	1,623	—
Other	1,657	2,376

	$57,859	$2,376

        We assumed asset retirement obligations in our acquisition of the Partnership. We recorded these retirement obligations as it is legally required to remove these facilities at the end of their useful lives and restore the sites to their original condition. The following table represents the fair value of ARO obligations at the date of acquisition along with the additions, reductions and accretion related to our ARO obligations for the year ended December 31, 2011:

2011
Asset retirement obligations beginning of year	$—
Asset retirement obligations assumed in acquisition	52,230
Accretion of asset retirement obligations	223
Foreign currency translation adjustments	(117)

Asset retirement obligations, end of year	$52,336

Long-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term debt.
Long-term debt

5. Long-term debt

        Long-term debt consists of the following:

	March 31, 2012	December 31, 2011	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$460,000	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	210,526	206,490	5.95%
Senior unsecured notes, due July 2014	190,000	190,000	5.90%
Senior unsecured notes, due August 2017	150,000	150,000	5.87%
Senior unsecured notes, due August 2019	75,000	75,000	5.97%
Non-Recourse Debt:
Epsilon Power Partners term facility, due 2019	34,608	34,982	7.40%
Path 15 senior secured bonds	145,880	145,879	7.90% – 9.00%
Auburndale term loan, due 2013	10,150	11,900	5.10%
Cadillac term loan, due 2025	39,631	40,231	6.02% – 8.00%
Piedmont construction loan, due 2013	108,863	100,796	Libor plus 3.50%
Canadian Hills construction loan, due 2013	176,149	—	Libor plus 3.00%
Purchase accounting fair value adjustments	10,398	10,580
Less current maturities	(246,520)	(20,958)

Total long-term debt	$1,364,685	$1,404,900

  Notes of Atlantic Power (US) GP

        Atlantic Power (US) GP, an indirect, wholly owned subsidiary acquired in connection with the acquisition of the Partnership, has outstanding $150.0 million aggregate principal amount of 5.87% senior guaranteed notes, Series A, due August 2017 (the "Series A Notes"). Interest on the Series A Notes is payable semi-annually at 5.87%. Atlantic Power (US) GP also has outstanding $75.0 million aggregate principal amount of 5.97% senior guaranteed notes, Series B, due August 2019 (the "Series B Notes"). Interest on the Series B Notes is payable semi-annually at 5.97%. The Series A Notes and Series B Notes are guaranteed by the Partnership and by Curtis Palmer LLC, a wholly-owned subsidiary of the Partnership.

  Non-Recourse Debt

        Project-level debt of our consolidated projects is secured by the respective project and its contracts with no other recourse to us. Project-level debt generally amortizes during the term of the respective revenue generating contracts of the projects. The loans have certain financial covenants that must be met. At March 31, 2012, all of our projects were in compliance with the covenants contained in project-level debt. However, our Epsilon Power Partners, Selkirk, Delta-Person and Gregory projects had not achieved the levels of debt service coverage ratios required by the project-level debt arrangements as a condition to make distributions and were therefore restricted from making distributions to us.

  Senior Credit Facility

        As of March 31, 2012, $72.8 million was drawn on the senior credit facility and $139.1 million was issued in letters of credit, but not drawn, to support contractual credit requirements at several of our projects and the applicable margin was 2.75%.

9. Long-term debt

        Long-term debt consists of the following:

	December 31, 2011	December 31, 2010	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$—	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	206,490	—	5.95%
Senior unsecured notes, due July 2014	190,000	—	5.90%
Senior unsecured notes, due August 2017	150,000	—	5.87%
Senior unsecured notes, due August 2019	75,000	—	5.97%
Non-Recourse Debt:
Epsilon Power Partners term faciliy, due 2019	34,982	36,482	7.40%
Path 15 senior secured bonds	145,879	153,868	7.90% – 9.00%
Auburndale term loan, due 2013	11,900	21,700	5.10%
Cadillac term loan, due 2025	40,231	42,531	6.02% – 8.00%
Piedmont construction loan, due 2013	100,796	—	Libor plus 3.50%
Purchase accounting fair value adjustments	10,580	11,305
Less current maturities	(20,958)	(21,587)

Total long-term debt	$1,404,900	$244,299

  Notes of Atlantic Power Corporation

        On November 4, 2011, we completed a private placement of $460.0 million aggregate principal amount of 9.0% senior notes due 2018 (the "Atlantic Notes" or "Senior Notes") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and to non-U.S. persons outside of the United States in compliance with Regulation S under the Securities Act. The Senior Notes were issued at an issue price of 97.471% of the face amount of the Atlantic Notes for aggregate gross proceeds to us of $448.0 million. The Atlantic Notes are senior unsecured obligations, guaranteed by certain of our subsidiaries.

  Notes of the Partnership

        The Partnership, a wholly-owned subsidiary acquired on November 5, 2011, has outstanding Cdn$210.0 million ($206.5 million at December 31, 2011) aggregate principal amount of 5.95% senior unsecured notes, due June 2036 (the "Partnership Notes"). Interest on the Partnership Notes is payable semi-annually at 5.95%. Pursuant to the terms of the Partnership Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership. The Partnership Notes are guaranteed by Atlantic Power Preferred Equity Ltd., an indirect, wholly-owned subsidiary acquired in connection with the acquisition of the Partnership.

  Notes of Curtis Palmer LLC

        Curtis Palmer LLC has outstanding $190.0 million aggregate principal amount of 5.90% senior unsecured notes, due July 2014 (the "Curtis Palmer Notes"). Interest on the Curtis Palmer Notes is payable semi-annually at 5.90%. Pursuant to the terms of the Curtis Palmer Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership. The Curtis Palmer Notes are guaranteed by the Partnership.

  Notes of Atlantic Power (US) GP

        Atlantic Power (US) GP, an indirect, wholly-owned subsidiary acquired in connection with the acquisition of the Partnership, has outstanding $150.0 million aggregate principal amount of 5.87% senior guaranteed notes, Series A, due August 2017 (the "Series A Notes"). Interest on the Series A Notes is payable semi-annually at 5.87%. Atlantic Power (US) GP has also outstanding $75.0 million aggregate principal amount of 5.97% senior guaranteed notes, Series B, due August 2019 (the "Series B Notes"). Interest on the Series B Notes is payable semi-annually at 5.97%. Pursuant to the terms of the Series A Notes and the Series B Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership and Atlantic Power (US) GP. The Series A Notes and the Series B Notes are guaranteed by the Partnership and by Curtis Palmer LLC.

  Non-Recourse Debt

        Project-level debt of our consolidated projects is secured by the respective project and its contracts with no other recourse to us. Project-level debt generally amortizes during the term of the respective revenue generating contracts of the projects. The loans have certain financial covenants that must be met. At December 31, 2011, all but one of our projects were in compliance with the covenants contained in project-level debt. The project that was not in compliance with its debt covenants received a waiver from the creditor subsequent to December 31, 2011. However, our Epsilon Power Partners, Selkirk, Delta-Person and Gregory projects had not achieved the levels of debt service coverage ratios required by the project-level debt arrangements as a condition to make distributions and were therefore restricted from making distributions to us.

        The required coverage ratio at Epsilon Power Partners is calculated based on the most recent four quarters cash flow results from Chambers. Reduced cash flows resulted in the project not meeting cash flow coverage ratio tests in its non-recourse debt, so we received no distributions from Chambers in 2009 and in the first nine months of 2010. The Chambers project began to meet the cash flow coverage ratio for its non-recourse debt again as of September 30, 2010, and the project began distributions to our project holding company, Epsilon Power Partners, in October 2010. However, the required cash flow coverage ratio on the debt at Epsilon Power Partners has not been achieved and, as a result, Epsilon has not made any distributions to us during 2009, 2010 and 2011. Based on our current projections, Epsilon will continue receiving distributions from the project in 2012 based on meeting the required debt service coverage ratios, and we expect Epsilon to resume making distributions to us in late 2013.

        The required coverage ratio at Selkirk is calculated based on both historical project cash flows for the previous six months, as well as projected project cash flows for the next six months. Increased natural gas transportation costs attributable to a contractual price increase at Selkirk are the primary contributors to the project not currently meeting its minimum coverage ratio. The Selkirk debt will be paid in full during 2012, after which we expect to resume receiving distributions from the project.

        The required coverage ratio at Delta-Person is based on the most recent four-quarter period. The higher operations and maintenance costs caused Delta-Person to fail its debt service coverage ratio and restrict cash distributions for 2010 and 2011.

        The required coverage ratio at Gregory is calculated based on both historical project cash flows for the previous six months, as well as projected cash flows for the next six months. Increased fuel costs in 2011 attributable to fuel hedges that expired at the end of 2010 are the primary contributors to the project not currently meeting its debt service coverage ratio requirements.

  Senior Credit Facility

        On November 4, 2011, we entered into an Amended and Restated Credit Agreement, pursuant to which we increased the capacity under our existing credit facility from $100.0 million to $300.0 million on a senior secured basis, $200.0 million of which may be utilized for letters of credit. Borrowings under the facility are available in U.S. dollars and Canadian dollars and bear interest at a variable rate equal to the U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate, as applicable, plus an applicable margin of between 0.75% and 3.00% that varies based on our corporate credit rating. The credit facility matures on November 4, 2015.

        The credit facility contains representations, warranties, terms and conditions customary for credit facilities of this type. We must meet certain financial covenants under the terms of the credit facility, which are generally based on ratios of debt to EBITDA and EBITDA to interest. The credit facility is secured by pledges of certain assets and interests in certain subsidiaries. We expect to remain in compliance with the covenants of the credit facility for at least the next 12 months.

        As of December 31, 2011, the applicable margin was 2.75%. As of December 31, 2011, $58.0 million was drawn on the senior credit facility and $107.3 million was issued in letters of credit, but not drawn, to support contractual credit requirements at several of our projects.

        Principal payments on the maturities of our debt due in the next five years and thereafter are as follows:

2012	$20,958
2013	75,059
2014	209,854
2015	21,771
2016	21,677
Thereafter	1,065,959

$1,415,278

Convertible debentures	12 Months Ended
Dec. 31, 2011
Convertible debentures
Convertible debentures

10. Convertible debentures

        In 2006 we issued, in a public offering, Cdn$60 million aggregate principal amount of 6.25% convertible secured debentures (the "2006 Debentures") for gross proceeds of $52.8 million. The 2006 Debentures pay interest semi-annually on April 30 and October 31 of each year. The 2006 Debentures had an initial maturity date of October 31, 2011 and are convertible into approximately 80.6452 common shares per Cdn$1,000 principal amount of 2006 Debentures, at any time, at the option of the holder, representing a conversion price of Cdn$12.40 per common share. In 2009, the holders of the 2006 Debentures approved an amendment to increase the annual interest rate from 6.25% to 6.50% and separately, an extension of the maturity date from October 2011 to October 2014.

        On December 17, 2009, we issued, in a public offering, Cdn$86.3 million aggregate principal amount of 6.25% convertible unsecured debentures (the "2009 Debentures") for gross proceeds of $82.1 million. The 2009 Debentures pay interest semi-annually on March 15 and September 15 of each year beginning on September 15, 2010. The 2009 Debentures mature on March 15, 2017 and are convertible into approximately 76.9231 common shares per Cdn$1,000 principal amount of 2009 Debentures, at any time, at the option of the holder, representing a conversion price of Cdn$13.00 per common share.

        On October 20, 2010, we issued, in a public offering, Cdn$80.5 million aggregate principal amount of 5.60% convertible unsecured subordinated debentures (the "2010 Debentures") for gross proceeds of $78.9 million. The 2010 Debentures pay interest semi-annually on June 30 and December 30 of each year beginning June 30, 2011. The 2010 Debentures mature on June 30, 2017, unless earlier redeemed. The debentures are convertible into our common shares at an initial conversion rate of 55.2486 common shares per Cdn$1,000 principal amount of 2010 Debentures, at any time, at the option of the holder, representing an initial conversion price of approximately Cdn$18.10 per common share.

        The following table provides details related to outstanding convertible debentures:

	6.5% Debentures due 2014	6.25% Debentures due 2017	5.6% Debentures due 2017	Total
Balance at December 31, 2009 (Cdn$)	60,000	86,250	—	146,250
Principal amount converted to equity (Cdn$)	(4,199)	(3,126)	—	(7,325)
Issuance of 5.6% Debentures	—	—	80,500	80,500

Balance at December 31, 2010 (Cdn$)	55,801	83,124	80,500	219,425
Principal amount converted to equity (Cdn$)	(10,948)	(15,691)	—	(26,639)

Balance at December 31, 2011 (Cdn$)	44,853	67,433	80,500	192,786
Balance at December 31, 2011 (US$)	$44,103	$66,306	$79,154	$189,563
Common shares issued on conversion during the year ended December 31, 2011	882,893	1,206,992	—	2,089,885

        Aggregate interest expense related to the 2006, 2009 and 2010 Debentures was $12.1 million, $9.9 million and $3.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Fair value of financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Fair value of financial instruments

6. Fair value of financial instruments

        The following represents the recurring measurements of fair value hierarchy of our financial assets and liabilities that were recognized at fair value as of March 31, 2012 and December 31, 2011. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$106,609	$—	$—	$106,609
Restricted cash	27,761	—	—	27,761
Derivative instruments asset	—	27,199	—	27,199

Total	$134,370	$27,199	$—	$161,569

Liabilities:
Derivative instruments liability	$—	$159,903	$—	$159,903

Total	$—	$159,903	$—	$159,903

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

        The fair values of our derivative instruments are based upon trades in liquid markets. Valuation model inputs can generally be verified and valuation techniques do not involve significant judgment. The fair values of such financial instruments are classified within Level 2 of the fair value hierarchy. We use our best estimates to determine the fair value of commodity and derivative contracts we hold. These estimates consider various factors including closing exchange prices, time value, volatility factors and credit exposure. The fair value of each contract is discounted using a risk free interest rate.

        We also adjust the fair value of financial assets and liabilities to reflect credit risk, which is calculated based on our credit rating and the credit rating of our counterparties. As of March 31, 2012, the credit valuation adjustments resulted in a $27.1 million net increase in fair value, which consists of a $0.6 million pre-tax gain in other comprehensive income and a $26.6 million gain in change in fair value of derivative instruments, offset by a $.01 million loss in foreign exchange. As of December 31, 2011, the credit valuation adjustments resulted in a $5.8 million net increase in fair value, which consists of a $0.9 million pre-tax gain in other comprehensive income and a $5.1 million gain in change in fair value of derivative instruments, offset by a $0.2 million loss in foreign exchange.

11. Fair value of financial instruments

        The estimated carrying values and fair values of our recorded financial instruments related to operations are as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$60,651	$60,651	$45,497	$45,497
Restricted cash	21,412	21,412	15,744	15,744
Derivative assets current	10,411	10,411	8,865	8,865
Derivative assets non-current	22,003	22,003	17,884	17,884
Derivative liabilities current	20,592	20,592	10,009	10,009
Derivative liabilities non-current	33,170	33,170	21,543	21,543
Revolving credit facility and long-term debt, including current portion	1,483,858	1,462,474	265,886	281,491
Convertible debentures	189,563	207,888	220,616	242,316

        Our financial instruments that are recorded at fair value have been classified into levels using a fair value hierarchy.

        The three levels of the fair value hierarchy are defined below:

    Level 1—Unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date. Financial assets utilizing Level 1 inputs include active exchange-traded securities.

    Level 2—Quoted prices available in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are directly observable, and inputs derived principally from market data.

    Level 3—Unobservable inputs from objective sources. These inputs may be based on entity-specific inputs. Level 3 inputs include all inputs that do not meet the requirements of Level 1 or Level 2.

        The following represents the recurring measurements of fair value hierarchy of our financial assets and liabilities that were recognized at fair value as of December 31, 2011 and December 31, 2010. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$45,497	$—	$—	$45,497
Restricted cash	15,744	—	—	15,744
Derivative instruments asset	—	26,749	—	26,749

Total	$61,241	$26,749	$—	$87,990

Liabilities:
Derivative instruments liability	$—	$31,552	$—	$31,552

Total	$—	$31,552	$—	$31,552

        The fair values of our derivative instruments are based upon trades in liquid markets. Valuation model inputs can generally be verified and valuation techniques do not involve significant judgment. The fair values of such financial instruments are classified within Level 2 of the fair value hierarchy. We use our best estimates to determine the fair value of commodity and derivative contracts we hold. These estimates consider various factors including closing exchange prices, time value, volatility factors and credit exposure. The fair value of each contract is discounted using a risk free interest rate.

        We also adjust the fair value of financial assets and liabilities to reflect credit risk, which is calculated based on our credit rating and the credit rating of our counterparties. As of December 31, 2011, the credit valuation adjustments resulted in a $5.8 million net increase in fair value, which consists of a $0.9 million pre-tax gain in other comprehensive income and a $5.1 million gain in change in fair value of derivative instruments, offset by a $0.2 million loss in foreign exchange. As of December 31, 2010, the credit reserve resulted in a $0.6 million net increase in fair value, which is attributable to a $0.2 million pre-tax gain in other comprehensive income and a $0.5 million gain in change in fair value of derivative instruments, partially offset by a $0.1 million loss in foreign exchange.

        The carrying amounts for cash and cash equivalents and restricted cash approximate fair value due to their short-term nature. The fair value of long-term debt, subordinated notes and convertible debentures was determined using quoted market prices, as well as discounting the remaining contractual cash flows using a rate at which we could issue debt with a similar maturity as of the balance sheet date.

Accounting for derivative instruments and hedging activities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting for derivative instruments and hedging activities
Accounting for derivative instruments and hedging activities

7. Accounting for derivative instruments and hedging activities

        We recognize all derivative instruments on the balance sheet as either assets or liabilities and measure them at fair value each reporting period. For certain contracts designated as cash flow hedges, we defer the effective portion of the change in fair value of the derivatives to accumulated other comprehensive income (loss), until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

        For derivatives that are not designated as cash flow hedges, the changes in the fair value are immediately recognized in earnings. The guidelines apply to our natural gas swaps, interest rate swaps, and foreign exchange contracts.

  Gas purchase agreements

        On March 12, 2012, we discontinued the application of the normal purchase normal sales ("NPNS") exemption on gas purchase agreements at our North Bay, Kapuskasing and Nipigon projects. On that date, we entered into an agreement with a third party that resulted in the gas purchase agreements net settling. The agreements at North Bay and Kapuskasing expire on December 31, 2016 and the agreements at Nipigon expire on December 31, 2012. These gas purchase agreements are derivative financial instruments and are recorded in the consolidated balance sheet at fair value at March 31, 2012 and the changes in their fair market value from the date NPNS was discontinued through March 31, 2012 are recorded in the consolidated statement of operations.

  Natural gas swaps

        The operating margin at our 50% owned Orlando project is exposed to changes in natural gas prices following the expiration of its fuel contract at the end of 2013. In the third quarter of 2010 we entered into natural gas swaps in order to effectively fix the price of 1.2 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2014 and 2015. In the third quarter of 2011, we entered into additional natural gas swaps for 2014 and 2015 increasing the total to 2.0 million Mmbtu or approximately 40% of our share of expected natural gas purchases for that period. Also in the third quarter of 2011, we entered into natural gas swaps to effectively fix the price of 1.3 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2016 and 2017.

        The Lake project's operating margin is exposed to changes in natural gas spot market prices through the expiration of its PPA on July 31, 2013. The Auburndale project purchases natural gas under a fuel supply agreement that provides approximately 80% of the project's fuel requirements at fixed prices through June 30, 2012. The remaining 20% is purchased at spot market prices and therefore the project is exposed to changes in natural gas prices for that portion of its gas requirements through the termination of the fuel supply agreement and 100% of its natural gas requirements from the expiration of the fuel supply agreement in mid-2012 until the termination of its PPA at the end of 2013. Our strategy to mitigate the future exposure to changes in natural gas prices at Orlando, Lake and Auburndale consists of periodically entering into financial swaps that effectively fix the price of natural gas expected to be purchased at these projects. These natural gas swaps are derivative financial instruments and are recorded in the consolidated balance sheet at fair value and the changes in their fair market value are recorded in the consolidated statement of operations.

  Interest rate swaps

        The Cadillac project has an interest rate swap agreement that effectively fixes the interest rate at 6.02% from February 16, 2011 to February 15, 2015, 6.14% from February 16, 2015 to February 15, 2019, 6.26% from February 16, 2019 to February 15, 2023, and 6.38% thereafter. The notional amount of the interest rate swap agreement matches the outstanding principal balance over the remaining life of Cadillac's debt. This swap agreement, which qualifies for and is designated as a cash flow hedge, is effective through June 2025 and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Auburndale project hedged a portion of its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.10%. The notional amount of the swap matches the outstanding principal balance over the remaining life of Auburndale's debt. This swap agreement is effective through November 30, 2013. The interest rate swap agreement was designated as a cash flow hedge of the forecasted interest payments under the project-level Auburndale debt agreement and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Piedmont project has interest rate swap agreements to economically fix its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 1.7% plus an applicable margin ranging from 3.5% to 3.75% from March 31, 2011 to February 29, 2016. From February 2016 until the maturity of the debt in November 2017, the fixed rate of the swap is 4.47% and the applicable margin is 4.0%, resulting in an all-in rate of 8.47%. The swap continues at the fixed rate of 4.47% from the maturity of the debt in November 2017 until November 2030. The notional amounts of the interest rate swap agreements match the estimated outstanding principal balance of Piedmont's cash grant bridge loan and the construction loan facility that will convert to a term loan. The interest rate swaps were executed in the fourth quarter 2010 and expire on February 29, 2016 and November 30, 2030. The interest rate swap agreements are not designated as hedges, and changes in their fair market value are recorded in the consolidated statements of operations.

        In July 2007, we executed an interest rate swap to economically fix the exposure to changes in interest rates related to the variable-rate non-recourse debt at our wholly owned subsidiary Epsilon Power Partners. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.29%. In June 2010, the swap agreement was amended to reduce the fixed interest rate 4.24% and extend the maturity date from July 2012 to July 2019. The notional amount of the swap matches the outstanding principal balance over the remaining life of Epsilon Power Partners' debt. This interest rate swap agreement is not designated as a hedge and changes in its fair market value are recorded in the consolidated statements of operations.

  Foreign currency forward contracts

        We use foreign currency forward contracts to manage our exposure to changes in foreign exchange rates, as we generate cash flow in U.S. dollars and Canadian dollars but pay dividends to shareholders and interest on convertible debentures and long-term debt predominantly in Canadian dollars. We have a hedging strategy for the purpose of mitigating the currency risk impact on the long-term sustainability of dividends to shareholders. We have executed this strategy by entering into forward contracts to purchase Canadian dollars at a fixed rate to hedge approximately 85% of our expected dividend and convertible debenture interest payments through 2015. Changes in the fair value of the forward contracts partially offset foreign exchange gain or losses on the U.S. dollar equivalent of our Canadian dollar obligations. At March 31, 2012, the forward contracts consist of (1) monthly purchases through the end of 2013 of Cdn$6.0 million at an exchange rate of Cdn$1.134 per U.S. dollar and (2) contracts assumed in our acquisition of the Partnership with various expiration dates through December 2015 to purchase a total of Cdn$123.0 million at an average exchange rate of Cdn$1.127 per U.S. dollar. It is our intention to periodically consider extending the length or terminating these forward contracts.

  Volume of forecasted transactions

        We have entered into derivative instruments in order to economically hedge the following notional volumes of forecasted transactions as summarized below, by type, excluding those derivatives that qualified for the normal purchases and normal sales exception as of March 31, 2012 and December 31, 2011:

	Units	March 31, 2012	December 31, 2011
Natural gas swaps	Natural gas (Mmbtu)	12,870	14,140
Gas purchase agreements	Natural gas (GJ)	31,785	33,957
Interest rate swaps	Interest (US$)	$51,376	$52,711
Currency forwards	Cdn$	$248,986	$312,533

  Fair value of derivative instruments

        We have elected to disclose derivative instrument assets and liabilities on a trade-by-trade basis and do not offset amounts at the counterparty master agreement level. The following table summarizes the fair value of our derivative assets and liabilities:

	March 31, 2012
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,747
Interest rate swaps long-term	—	4,627

Total derivative instruments designated as cash flow hedges	—	6,374

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,755
Interest rate swaps long-term	—	7,919
Foreign currency forward contracts current	10,610	—
Foreign currency forward contracts long-term	16,589	—
Natural gas swaps current	—	16,706
Natural gas swaps long-term	—	19,838
Gas purchase agreements current	—	28,960
Gas purchase agreements long-term	—	77,351

Total derivative instruments not designated as cash flow hedges	27,199	153,529

Total derivative instruments	$27,199	$159,903

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

  Accumulated other comprehensive income

        The following table summarizes the changes in the accumulated other comprehensive income (loss) ("OCI") balance attributable to derivative financial instruments designated as a hedge, net of tax:

For the three month period ended March 31, 2012	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)
Change in fair value of cash flow hedges	15	—	15
Realized from OCI during the period	287	(57)	230

Accumulated OCI balance at March 31, 2012	$(1,402)	$264	$(1,138)

For the three month period ended March 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2010	$(427)	$682	$255
Change in fair value of cash flow hedges	721	—	721
Realized from OCI during the period	(360)	(89)	(449)

Accumulated OCI balance at March 31, 2011	$(66)	$593	$527

        A $5.1 million loss was deferred in other comprehensive loss for natural gas swap contracts accounted for as cash flow hedges prior to July 1, 2009 when hedge accounting for these natural gas swaps was discontinued prospectively. Amortization of the remaining loss (income) in other comprehensive income of $0.1 million was recorded in change in fair value of derivative instruments for the three month periods ended March 31, 2012 and 2011, respectively.

  Impact of derivative instruments on the consolidated statements of operations

        The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Fuel	$4,815	$2,476
Gas purchase agreements	Fuel	10,829	—
Foreign currency forwards	Foreign exchange (gain) loss	(11,930)	(2,537)
Interest rate swaps	Interest, net	1,157	976

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Change in fair value of derivatives	$1,795	$2,883
Gas purchase agreements	Change in fair value of derivatives	57,877	—
Interest rate swaps	Change in fair value of derivatives	(1,550)	678

		$58,122	$4,239

Foreign currency forwards	Foreign exchange (gain) loss	$5,210	$(3,436)

12. Accounting for derivative instruments and hedging activities

        We recognize all derivative instruments on the balance sheet as either assets or liabilities and measure them at fair value each reporting period. For certain contracts designated as cash flow hedges, we defer the effective portion of the change in fair value of the derivatives to accumulated other comprehensive income (loss), until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

        For derivatives that are not designated as cash flow hedges, the changes in the fair value are immediately recognized in earnings. The guidelines apply to our natural gas swaps, interest rate swaps, and foreign exchange contracts.

  Natural gas swaps

        The operating margin at our 50% owned Orlando project is exposed to changes in natural gas prices following the expiration of its fuel contract at the end of 2013. In the third quarter of 2010 we entered into natural gas swaps in order to effectively fix the price of 1.2 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2014 and 2015. In the third quarter of 2011, we entered into additional natural gas swaps for 2014 and 2015 increasing the total to 2.0 million Mmbtu or approximately 40% of our share of expected natural gas purchases for that period. Also in the third quarter of 2011, we entered into natural gas swaps to effectively fix the price of 1.3 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2016 and 2017.

        The Lake project's operating margin is exposed to changes in natural gas spot market prices through the expiration of its PPA on July 31, 2013. The Auburndale project purchases natural gas under a fuel supply agreement that provides approximately 80% of the project's fuel requirements at fixed prices through June 30, 2012. The remaining 20% is purchased at spot market prices and therefore the project is exposed to changes in natural gas prices for that portion of its gas requirements through the termination of the fuel supply agreement and 100% of its natural gas requirements from the expiration of the fuel supply agreement in mid-2012 until the termination of its PPA at the end of 2013.

        Our strategy to mitigate the future exposure to changes in natural gas prices at Orlando, Lake and Auburndale consists of periodically entering into financial swaps that effectively fix the price of natural gas expected to be purchased at these projects. These natural gas swaps are derivative financial instruments and are recorded in the consolidated balance sheet at fair value and the changes in their fair market value are recorded in the consolidated statement of operations.

  Interest rate swaps

        The Cadillac project has an interest rate swap agreement that effectively fixes the interest rate at 6.02% from February 16, 2011 to February 15, 2015, 6.14% from February 16, 2015 to February 15, 2019, 6.26% from February 16, 2019 to February 15, 2023, and 6.38% thereafter. The notional amount of the interest rate swap agreement matches the outstanding principal balance over the remaining life of Cadillac's debt. This swap agreement, which qualifies for and is designated as a cash flow hedge, is effective through June 2025 and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Auburndale project hedged a portion of its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 3.12%. The notional amount of the swap matches the outstanding principal balance over the remaining life of Auburndale's debt. This swap agreement is effective through November 30, 2013. The interest rate swap agreement was designated as a cash flow hedge of the forecasted interest payments under the project-level Auburndale debt agreement and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Piedmont project has interest rate swap agreements to economically fix its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 1.7% plus an applicable margin ranging from 3.5% to 3.75% from March 31, 2011 to February 29, 2016. From February 2016 until the maturity of the debt in November 2017, the fixed rate of the swap is 4.47% and the applicable margin is 4.0%, resulting in an all-in rate of 8.47%. The swap continues at the fixed rate of 4.47% from the maturity of the debt in November 2017 until November 2030. The notional amounts of the interest rate swap agreements match the estimated outstanding principal balance of Piedmont's cash grant bridge loan and the construction loan facility that will convert to a term loan. The interest rate swaps were executed on October 21, 2010 and November 2, 2010 and expire on February 29, 2016 and November 30, 2030, respectively. The interest rate swap agreements are not designated as hedges, and changes in their fair market value are recorded in the consolidated statements of operations.

        In July 2007, we executed an interest rate swap to economically fix the exposure to changes in interest rates related to the variable-rate non-recourse debt at our wholly-owned subsidiary Epsilon Power Partners. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.29%. In June 2010, the swap agreement was amended to reduce the fixed interest rate 4.24% and extend the maturity date from July 2012 to July 2019. The notional amount of the swap matches the outstanding principal balance over the remaining life of Epsilon Power Partners' debt. This interest rate swap agreement is not designated as a hedge and changes in its fair market value are recorded in the consolidated statements of operations.

  Foreign currency forward contracts

        We use foreign currency forward contracts to manage our exposure to changes in foreign exchange rates, as we generate cash flow in U.S. dollars and Canadian dollars but pay dividends to shareholders and interest on convertible debentures predominantly in Canadian dollars. We have a hedging strategy for the purpose of mitigating the currency risk impact on the long-term sustainability of dividends to shareholders. We have executed this strategy by entering into forward contracts to purchase Canadian dollars at a fixed rate to hedge approximately 99% of our expected dividend and convertible debenture interest payments through 2015. Changes in the fair value of the forward contracts partially offset foreign exchange gain or losses on the U.S. dollar equivalent of our Canadian dollar obligations. At December 31, 2011, the forward contracts consist of (1) monthly purchases through the end of 2013 of Cdn$6.0 million at an exchange rate of Cdn$1.134 per U.S. dollar and (2) contracts assumed in our acquisition of the Partnership with various expiration dates through December 2015 to purchase a total of Cdn$215.5 million at an average exchange rate of Cdn$1.134 per U.S. dollar. It is our intention to periodically consider extending the length or terminating these forward contracts.

  Volume of forecasted transactions

        We have entered into derivative instruments in order to economically hedge the following notional volumes of forecasted transactions as summarized below, by type, excluding those derivatives that qualified for the normal purchases and normal sales exception as of December 31, 2011 and 2010:

	Units	December 31, 2011	December 31, 2010
Natural gas swaps	Natural gas (Mmbtu)	14,140	15,540
Interest rate swaps	Interest (US$)	$52,711	$44,228
Currency forwards	Cdn$	$312,533	$219,800

  Fair value of derivative instruments

        We have elected to disclose derivative instrument assets and liabilities on a trade-by-trade basis and do not offset amounts at the counterparty master agreement level. The following table summarizes the fair value of our derivative assets and liabilities:

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2010
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$2,124
Interest rate swaps long-term	—	2,626

Total derivative instruments designated as cash flow hedges	—	4,750

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	1,286
Interest rate swaps long-term	3,299	2,000
Foreign currency forward contracts current	8,865	—
Foreign currency forward contracts long-term	14,585	—
Natural gas swaps current	—	6,599
Natural gas swaps long-term	—	16,917

Total derivative instruments not designated as cash flow hedges	26,749	26,802

Total derivative instruments	$26,749	$31,552

  Accumulated other comprehensive income

        The following table summarizes the changes in the accumulated other comprehensive income (loss) ("OCI") balance attributable to derivative financial instruments designated as a hedge, net of tax:

For the year ended December 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2011	$(427)	$682	$255
Change in fair value of cash flow hedges	(2,647)	—	(2,647)
Realized from OCI during the period	1,370	(361)	1,009

Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)

Gains (losses) expected to be realized from OCI in the next 12 months, net of $471 tax	$936	$(230)	$706

For the year ended December 31, 2010	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2010	$(538)	$(321)	$(859)
Change in fair value of cash flow hedges	(360)	—	(360)
Realized from OCI during the period	471	1,003	1,474

Accumulated OCI balance at December 31, 2010	$(427)	$682	$255

For the year ended December 31, 2009	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2009	$(501)	$(2,635)	$(3,136)
Change in fair value of cash flow hedges	(565)	(1,985)	(2,550)
Realized from OCI during the period	528	4,299	4,827

Accumulated OCI balance at December 31, 2009	$(538)	$(321)	$(859)

        A $5.1 million loss was deferred in other comprehensive loss for natural gas swap contracts accounted for as cash flow hedges prior to July 1, 2009 when hedge accounting for these natural gas swaps was discontinued prospectively. Amortization of the remaining loss (income) in other comprehensive income of $(0.6) million, $1.7 million, and $7.2 million was recorded in change in fair value of derivative instruments for the years ended December 31, 2011, 2010 and 2009, respectively.

  Impact of derivative instruments on the consolidated income statements

        The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Year ended December 31,
	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Fuel	$9,269	$9,141	$10,089
Interest rate swaps	Interest, net	4,166	1,664	1,446
Foreign currency forwards	Foreign exchange (gain) loss	5,201	(6,625)	(3,864)

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Year ended December 31,
	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Change in fair value of derivatives	$10,540	$17,470	$(7,182)
Interest rate swaps	Change in fair value of derivatives	12,236	(3,423)	369

		$22,776	$14,047	$(6,813)

Forward currency forwards	Foreign exchange (gain) loss	$14,211	$(3,542)	$(31,138)

Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Income taxes

8. Income taxes

        The difference between the actual tax benefit of $16.3 million for the three months ended March 31, 2012 and the expected income tax benefit, based on a the Canadian enacted statutory rate of 25%, of $13.9 million is primarily due to taxable losses in higher state and local tax jurisdictions.

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

        As of March 31, 2012, we have recorded a valuation allowance of $97.4 million. This amount is comprised primarily of provisions against available Canadian and U.S. net operating loss carryforwards. In assessing the recoverability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon projected future taxable income in the United States and in Canada and available tax planning strategies.

13. Income taxes

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

        The following is a reconciliation of income taxes calculated at the Canadian enacted statutory rate of 26.5%, 28.5%, and 30.0% at December 31, 2011, 2010 and 2009, respectively, to the provision for income taxes in the consolidated statements of operations:

	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Deferred tax assets:
Intangible assets	$—	$37,488
Loss carryforwards	122,472	58,702
Other accrued liabilities	28,059	18,869
Issuance costs	6,532	2,312
Disallowed interest carryforward	9,189	—
Unrealized foreign exchange gain	441	—
Other	—	130

Total deferred tax assets	166,693	117,501
Valuations allowance	(89,020)	(79,420)

	77,673	38,081
Deferred tax liabilities:
Intangible assets	(121,055)	—
Property, plant and equipment	(133,689)	(66,535)
Natural gas and interest rate hedges	—	(170)
Derivative contracts	(4,752)	—
Unrealized foreign exchange gain	—	(815)
Other long-term investments	(921)	—
Other	(181)	—

Total deferred tax liabilities	(260,598)	(67,520)

Net deferred tax liability	$(182,925)	$(29,439)

        The following table summarizes the net deferred tax position as of December 31, 2011 and 2010:

	2011	2010
Long-term deferred tax liabilities, net	(182,925)	(29,439)

Net deferred tax liabilities	$(182,925)	$(29,439)

        As of December 31, 2011, we have recorded a valuation allowance of $89.0 million. This amount is comprised primarily of provisions against available Canadian and U.S. net operating loss carryforwards. In assessing the recoverability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon projected future taxable income in the United States and in Canada and available tax planning strategies.

        As of December 31, 2011, we had the following net operating loss carryforwards that are scheduled to expire in the following years:

2022	$4,245
2023	9,320
2024	8,504
2025	243
2026	5,865
2027	70,447
2028	103,477
2029	79,911
2030	25,941
2031	44,922

$352,875

Long-term incentive plan	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term incentive plan
Long-term incentive plan

9. Long-term incentive plan

        The following table summarizes the changes in LTIP notional units during the three months ended March 31, 2012:

	Units	Grant Date Weighted-Average Price per Unit
Outstanding at December 31, 2011	485,781	$11.49
Granted	209,009	$14.65
Additional shares from dividends	8,172	$12.02
Vested	(231,687)	$10.10

Outstanding at March 31, 2012	471,275	$13.81

        Certain awards have a market condition based on our total shareholder return during the performance period compared to a group of peer companies. Compensation expense for notional units granted in 2012 is recorded net of estimated forfeitures. See further details as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2011.

        The calculation of simulated total shareholder return under the Monte Carlo model for the remaining time in the performance period for awards with market conditions included the following assumptions as of March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Weighted average risk free rate of return	0.19 – 0.51%	0.15 – 0.28%
Dividend yield	8.30%	7.90%
Expected volatility—Company	22.2%	22.2%
Expected volatility—peer companies	17.1 – 112.8%	17.3 – 112.9%
Weighted average remaining measurement period	1.92 years	0.87 years

14. Long-term incentive plan

        The following table summarizes the changes in outstanding LTIP notional units during the years ended December 31, 2011, 2010 and 2009:

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2008	263,592	$9.76
Granted	267,408	5.76
Additional shares from dividends	49,540	7.80
Vested and redeemed	(109,260)	9.71

Outstanding at December 31, 2009	471,280	7.30
Granted	305,112	13.29
Additional shares from dividends	46,854	9.54
Vested and redeemed	(222,265)	7.94

Outstanding at December 31, 2010	600,981	10.28
Granted	216,110	14.02
Additional shares from dividends	36,204	11.04
Forfeitures	(103,991)	11.55
Vested and redeemed	(263,523)	9.40

Outstanding at December 31, 2011	485,781	$11.49

        The fair value of all outstanding notional units under the LTIP was $6.4 million and $7.8 million for the years ended December 31, 2011 and 2010. Compensation expense related to LTIP was $3.2 million, $4.5 million and $2.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash payments made for vested notional units were $1.5 million, $2.8 million and $0.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The fair value of awards granted under the amended LTIP with market vesting conditions is based upon a Monte Carlo simulation model on their grant date.

        The Monte Carlo simulation model utilizes multiple input variables over the performance period in order to determine the likely relative total shareholder return. The Monte Carlo simulation model simulated our total shareholder return and for our peer companies during the remaining time in the performance period with the following inputs: (i) stock price on the measurement date, (ii) expected volatility, (iii) risk-free interest rate, (iv) dividend yield and (v) correlations of historical common stock returns between Atlantic Power Corporation and the peer companies. Expected volatilities utilized in the Monte Carlo model are based on historical volatility of the Company's and the peer companies' stock prices over a period equal in length to that of the remaining vesting period. The risk free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant with a term equal to the performance period assumption at the time of grant. Both the total shareholder return performance and the fair value of the notional units under the Monte Carlo simulation are determined with the assistance of a third party.

        The calculation of simulated total shareholder return under the Monte Carlo model for the remaining time in the performance period included the following assumptions:

	Year ended December 31, 2011	Year ended December 31, 2010
Weighted average risk free rate of return	0.15 – 0.28%	0.71%
Dividend yield	7.90%	9.39%
Expected volatility – Company	22.2%	40.0%
Expected volatility – peer companies	17.3 – 112.9%	25.0 – 55.0%
Weighted average remaining measurement period	0.87 years	1.43 years

Defined benefit plan	12 Months Ended
Dec. 31, 2011
Defined benefit plan
Defined benefit plan

15. Defined benefit plan

        As a result of our acquisition of the Partnership, we will continue to sponsor and operate a defined benefit pension plan that is available to certain legacy employees of the acquired company. The Atlantic Power Services Canada LP Pension Plan (the "Plan") is maintained solely for certain eligible legacy Partnership participants. The Plan is a defined benefit pension plan that allows for employee contributions.

        We expect to contribute $1.3 million to the pension plans in 2012.

        The net annual periodic pension cost related to the pension plan for the period beginning November 5, 2011 and ended on December 31, 2011 includes the following components:

2011
Service cost benefits earned	$103
Interest cost on benefit obligation	91
Expected return on plan assets	(89)

Net period benefit cost	$105

        A comparison of the pension benefit obligation and related plan assets for the pension plan is as follows:

2011
Benefit obligation at November 5, 2011	$(11,909)
Service cost	(103)
Interest cost	(90)
Actuarial loss	(599)
Employee contributions	(11)
Foreign currency translation adjustment	(13)

Benefit obligation at December 31, 2011	(12,725)

Fair value of plan assets at November 5, 2011	10,525
Actual return on plan assets	(65)
Employee contributions	11
Foreign currency translation adjustment	11

Fair value of plan assets at December 31, 2011	10,482

Funded status at December 31, 2011—excess of obligation over assets	$(2,243)

        Amounts recognized in the balance sheet were as follows:

2011
Non-current liabilities	$2,243

        Amounts recognized in accumulated OCI that have not yet been recognized as components of net periodic benefit cost were as follows, net of tax:

2011
Unrecognized loss	$489

        We estimate that there will be no amortization of net loss for the pension plan from accumulated OCI to net periodic cost over the next fiscal year.

        The following table presents the balances of significant components of the pension plan:

2011
Projected benefit obligation	$12,725
Accumulated benefit obligation	9,900
Fair value of plan assets	10,482

        The market-related value of the pension plan's assets is the fair value of the assets. The fair values of the pension plan's assets by asset category and their level within the fair value hierarchy are as follows:

	Level 1	Level 2	Level 3	Total
Common/Collective Trust Canadian equity investments	$	$3,166	$—	$3,166
Common/Collective Trust U.S. equity investments		1,429	—	1,429
Common/Collective Trust International equity investments		1,383	—	1,383
Common/Collective Trust Corporate bond investment—fixed income		4,200	—	4,200
Common/Collective Trust Other fixed income		304	—	304

Total	$	$10,482	$—	$10,482

        We determine the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value of the common/collective trusts is valued at a fair value which is equal to the sum of the market value of all of the fund's underlying investments, and is categorized as Level 2. There are no investments categorized as Level 1 or 3.

        The following table presents the significant assumptions used to calculate our benefit obligations:

2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of compensation increase	3.00% – 4.00%

        The following table presents the significant assumptions used to calculate our benefit expense:

2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of return on plan assets	5.50%
Rate of compensation increase	3.0% – 4.0%

        We use December 31 as the measurement date for the Plan, and we set the discount rate assumptions on an annual basis on the measurement date. This rate is determined by management based on information provided by our actuary. The discount rate assumptions reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. The discount rate assumptions used to determine future pension obligations as of December 31, 2011 was based on the CIA / Natcan curve, which was designed by the Canadian Institute of Actuaries and Natcan Investment Management to provide a means for sponsors of Canadian plans to value the liabilities of their postretirement benefit plans. The CIA / Natcan curve is a hypothetical yield curve represented by extrapolating the corporate AA-rated yield curve beyond 10 years using yields on provincial AA bonds with a spread added to the provincial AA yields to approximate the difference between corporate AA and provincial AA credit risk. The CIA / Natcan curve utilizes this approach because there are very few corporate bonds rated AA or above with maturities of 10 years or more in Canada.

        We employ a balanced total return investment approach, whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, and the plan's funded status. Plan assets are currently invested in a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across Canadian, U.S. and other international equities, as well as among growth, value and small and large capitalization stocks.

        The pension plan assets weighted average allocations were as follows:

2011
Canadian equity	30%
U.S. equity	14%
International equity	13%
Canadian fixed income	40%
International fixed income	3%

100%

        Our expected future benefit payments for each of the next five years and in the aggregate for the five years thereafter, are as follows:

2011
2012	$225
2013	252
2014	293
2015	319
2016	362
2017 – 2021	412

Common shares	12 Months Ended
Dec. 31, 2011
Common shares
Common shares

16. Common shares

        On November 5, 2011, we issued 31,500,215 common shares as part of the consideration paid in the acquisition of the Partnership. See Note 3 for further details.

        On October 19, 2011, we closed a public offering of 12,650,000 of our common shares, which included 1,650,000 common shares issued pursuant to the exercise in full of the underwriters' over-allotment option, at a purchase price of $13.00 per common share sold in U.S. dollars and Cdn$13.26 per common share sold in Canadian dollars, for net proceeds of $155.4 million. We used the net proceeds from the offering to fund a portion of the cash portion of our acquisition of the Partnership.

        On October 20, 2010, we completed a public offering of 6,029,000 common shares, including 784,000 common shares issued pursuant to the exercise in full of the underwriters' over-allotment option, at a price of $13.35 per common share. We received net proceeds from the common share offering, after deducting the underwriters' discounts and expenses, of approximately $75.3 million.

Preferred shares issued by a subsidiary company	12 Months Ended
Dec. 31, 2011
Preferred shares issued by a subsidiary company
Preferred shares issued by a subsidiary company

17. Preferred shares issued by a subsidiary company

        In 2007, a subsidiary acquired in our acquisition of the Partnership issued 5.0 million 4.85% Cumulative Redeemable Preferred Shares, Series 1 (the Series 1 Shares) priced at Cdn$25.00 per share. Cumulative dividends are payable on a quarterly basis at the annual rate of Cdn$1.2125 per share. On or after June 30, 2012, the Series 1 Shares are redeemable by the subsidiary company at Cdn$26.00 per share, declining by Cdn$0.25 each year to Cdn$25.00 per share on or after June 30, 2016, plus, in each case, an amount equal to all accrued and unpaid dividends thereon.

        In 2009, a subsidiary company acquired in our acquisition of the Partnership issued 4.0 million 7.0% Cumulative Rate Reset Preferred Shares, Series 2 (the Series 2 Shares) priced at Cdn$25.00 per share. The Series 2 Shares pay fixed cumulative dividends of Cdn$1.75 per share per annum, as and when declared, for the initial five-year period ending December 31, 2014. The dividend rate will reset on December 31, 2014 and every five years thereafter at a rate equal to the sum of the then five-year Government of Canada bond yield and 4.18%. On December 31, 2014 and on December 31 every five years thereafter, the Series 2 Shares are redeemable by the subsidiary company at Cdn$25.00 per share, plus an amount equal to all declared and unpaid dividends thereon to, but excluding the date fixed for redemption. The holders of the Series 2 Shares will have the right to convert their shares into Cumulative Floating Rate Preferred Shares, Series 3 (the Series 3 Shares) of the subsidiary, subject to certain conditions, on December 31, 2014 and on December 31 of every fifth year thereafter. The holders of Series 3 Shares will be entitled to receive quarterly floating rate cumulative dividends, as and when declared by the board of directors of the subsidiary, at a rate equal to the sum of the then 90-day Government of Canada Treasury bill rate and 4.18%.

        The Series 1 Shares, the Series 2 Shares and the Series 3 Shares are fully and unconditionally guaranteed by us and by the Partnership on a subordinated basis as to: (i) the payment of dividends, as and when declared; (ii) the payment of amounts due on a redemption for cash; and (iii) the payment of amounts due on the liquidation, dissolution or winding up of the subsidiary company. If, and for so long as, the declaration or payment of dividends on the Series 1 Shares, the Series 2 Shares or the Series 3 Shares is in arrears, the Partnership will not make any distributions on its limited partnership units and we will not pay any dividends on our common shares.

        The subsidiary company paid aggregate dividends of Cdn$3.3 million (U.S. $3.2 million) on the Series 1 Shares and the Series 2 Shares in 2011.

Basic and diluted earnings (loss) per share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

10. Basic and diluted earnings (loss) per share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during their respective period. Diluted earnings (loss) per share is computed including dilutive potential shares as if they were outstanding shares during the year. Dilutive potential shares include shares that would be issued if all of the convertible debentures were converted into shares at January 1, 2012. Dilutive potential shares also include the weighted average number of shares, as of the date such notional units were granted, that would be issued if the unvested notional units outstanding under the LTIP were vested and redeemed for shares under the terms of the LTIP.

        The following table sets forth the diluted net income and potentially dilutive shares utilized in the per share calculation for the three months ended March 31, 2012 and 2011:

	2012	2011
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$(42,292)	$6,136
Denominator:
Weighted average basic shares outstanding	113,578	67,654
Dilutive potential shares:
Convertible debentures	13,252	14,809
LTIP notional units	478	517

Potentially dilutive shares	127,308	82,980

Diluted EPS	$(0.37)	$0.09

        Potentially dilutive shares from convertible debentures and potentially dilutive shares from LTIP notional units have been excluded from fully diluted shares in the three months ended March 31, 2012 because their impact would be anti-dilutive. Potentially dilutive shares from convertible debentures have been excluded from fully diluted shares in the three-month period ended March 31, 2011 because their impact would be anti-dilutive.

18. Basic and diluted earnings (loss) per share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during their respective period. Diluted earnings (loss) per share is computed including dilutive potential shares as if they were outstanding shares during the year. Dilutive potential shares include shares that would be issued if all of the convertible debentures were converted into shares at January 1, 2011. Dilutive potential shares also include the weighted average number of shares, as of the date such notional units were granted, that would be issued if the unvested notional units outstanding under the LTIP were vested and redeemed for shares under the terms of the LTIP.

        Because we reported a loss for the years ended December 31, 2011, 2010 and 2009, diluted earnings per share are equal to basic earnings per share as the inclusion of potentially dilutive shares in the computation is anti-dilutive.

        The following table sets forth the diluted net income and potentially dilutive shares utilized in the per share calculation for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Numerator:
Net loss attributable to Atlantic Power Corporation	$(38,408)	$(3,752)	$(38,486)
Denominator:
Weighted average basic shares outstanding	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures	13,962	12,339	5,095
LTIP notional units	438	542	476

Potentially dilutive shares	91,866	74,587	66,203

Diluted EPS	$(0.50)	$(0.06)	$(0.63)

        Potentially dilutive shares from convertible debentures and potentially dilutive shares from LTIP notional units have been excluded from fully diluted shares in the years ended December 31, 2011, 2010 and 2009 because their impact would be anti-dilutive.

Segment and geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Segment and geographic information

11. Segment and geographic information

        We revised our reportable business segments during the fourth quarter of 2011 subsequent to our acquisition of the Partnership. The new operating segments are Northeast, Northwest, Southeast, Southwest and Un-allocated Corporate. Financial results for the three months ended March 31, 2012 and 2011 have been presented to reflect the change in operating segments. We revised our segments to align with changes in management's resource allocation and assessment of performance. These changes reflect our current operating focus. The segment classified as Un-allocated Corporate includes activities that support the executive offices, capital structure and costs of being a public registrant. These costs are not allocated to the operating segments when determining segment profit or loss.

        We analyze the performance of our operating segments based on Project Adjusted EBITDA which is defined as project income plus interest, taxes, depreciation and amortization (including non-cash impairment charges) and changes in fair value of derivative instruments. Project Adjusted EBITDA is not a measure recognized under GAAP and does not have a standardized meaning prescribed by GAAP and is therefore unlikely to be comparable to similar measures presented by other companies. We use Project Adjusted EBITDA to provide comparative information about project performance without considering how projects are capitalized or whether they contain derivative contracts that are required to be recorded at fair value. A reconciliation of project income to Project Adjusted EBITDA is included in the tables below.

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2012:
Operating revenues	$66,926	$41,751	$15,300	$42,696	$937	$167,610
Segment assets	1,198,652	431,046	825,138	940,675	80,199	3,475,710
Project Adjusted EBITDA	$42,398	$21,674	$13,439	$18,764	$(3,424)	$92,851
Change in fair value of derivative instruments	58,016	406	—	—	—	58,422
Depreciation and amortization	17,447	9,372	10,426	12,657	43	49,945
Interest, net	4,738	169	1,096	2,808	57	8,868
Other project (income) expense	242	14	7	82	(79)	266

Project (loss) income	(38,045)	11,713	1,910	3,217	(3,445)	(24,650)
Administration	—	—	—	—	7,833	7,833
Interest, net	—	—	—	—	22,036	22,036
Foreign exchange loss	—	—	—	—	986	986

Loss from operations before income taxes	(38,045)	11,713	1,910	3,217	(34,300)	(55,505)
Income tax expense (benefit)	—	—	—	—	(16,291)	(16,291)

Net income (loss)	$(38,045)	$11,713	$1,910	$3,217	$(18,009)	$(39,214)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2011:
Operating revenues	$4,547	$41,426	$—	$7,644	$48	$53,665
Segment assets	288,774	360,763	47,156	226,542	84,566	1,007,801
Project Adjusted EBITDA	$7,488	$19,588	$866	$8,501	$(450)	$35,993
Change in fair value of derivative instruments	490	(3,274)	—	—	—	(2,784)
Depreciation and amortization	4,596	9,434	439	2,961	7	17,437
Interest, net	2,434	309	370	3,089	38	6,240
Other project (income) expense	200	31	—	—	—	231

Project income	(232)	13,088	57	2,451	(495)	14,869
Administration	—	—	—	—	4,054	4,054
Interest, net	—	—	—	—	3,968	3,968
Foreign exchange loss	—	—	—	—	(658)	(658)

Income from operations before income taxes	(232)	13,088	57	2,451	(7,859)	7,505
Income tax expense	—	—	—	—	1,523	1,523

Net income (loss)	$(232)	$13,088	$57	$2,451	$(9,382)	$5,982

        The table below provides information, by country, about our consolidated operations for the three months ended March 31, 2012 and 2011. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue		Property, Plant and Equipment, net
	2012	2011	2012	2011
United States	$104,325	$53,665	$972,213	$284,018
Canada	63,285	—	577,413	—

Total	$167,610	$53,665	$1,549,626	$284,018

        Progress Energy Florida ("PEF") and the Ontario Electricity Financial Corp ("OEFC") provided 40.1% and 28.5%, respectively, of total consolidated revenues for the three months ended March 31, 2012. PEF and the California Independent System Operator ("CAISO") provided 71.7% and 14.2%, respectively, of total consolidated revenues for the three months ended March 31, 2011. PEF purchases electricity from the Auburndale and Lake projects in the Southeast segment, OEFC purchases electricity from the Calstock, Kapuskasing, Nipigon, North Bay and Tunis projects in the Northeast segment and the CAISO makes payments to Path 15 in the Southwest segment.

19. Segment and geographic information

        We revised our reportable business segments during the fourth quarter of 2011subsequent to our acquisition of the Partnership. The new operating segments are Northeast, Northwest, Southeast and Southwest. Financial results for the years ended December 31, 2010 and 2009 have been presented to reflect the change in operating segments. We revised our segments to align with changes in management's resource allocation and assessment of performance. These changes reflect our current operating focus. The segment classified as Un-allocated Corporate includes activities that support the executive offices, capital structure and costs of being a public registrant. These costs are not allocated to the operating segments when determining segment profit or loss.

        We analyze the performance of our operating segments based on Project Adjusted EBITDA which is defined as project income plus interest, taxes, depreciation and amortization (including non-cash impairment charges) and changes in fair value of derivative instruments. Project Adjusted EBITDA is not a measure recognized under GAAP and does not have a standardized meaning prescribed by GAAP and is therefore unlikely to be comparable to similar measures presented by other companies. We use Project Adjusted EBITDA to provide comparative information about project performance without considering how projects are capitalized or whether they contain derivative contracts that are required to be recorded at fair value. A reconciliation of project income to Project Adjusted EBITDA is included in the table below.

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2011:
Operating revenues	$58,201	$160,911	$8,982	$55,501	$1,300	$284,895
Segment assets	1,153,627	428,996	798,475	743,574	123,755	3,248,427
Goodwill	135,268	—	138,263	66,520	3,535	343,586
Capital expenditures	965	113,826	65	169	82	115,107
Project Adjusted EBITDA	$59,299	$79,445	$11,363	$37,717	$(2,546)	$185,278
Change in fair value of derivative instruments	3,624	22,031	—	—	(321)	25,334
Depreciation and amortization	30,818	37,627	9,554	17,495	70	95,564
Interest, net	11,512	1,022	2,877	12,538	41	27,990
Other project (income) expense	2,406	67	(206)	26	118	2,411

Project income	10,939	18,698	(862)	7,658	(2,454)	33,979
Administration	—	—	—	—	38,108	38,108
Interest, net	—	—	—	—	25,998	25,998
Foreign exchange loss	—	—	—	—	13,838	13,838

Loss from operations before income taxes	10,939	18,698	(862)	7,658	(80,398)	(43,965)
Income tax expense (benefit)	—	—	—	—	(8,324)	(8,324)

Net income (loss)	$10,939	$18,698	$(862)	$7,658	$(72,074)	$(35,641)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2010:
Operating revenues	$596	$163,205	$—	$30,318	$1,137	$195,256
Segment assets	285,711	342,608	47,687	222,437	114,569	1,013,012
Goodwill	—	—	—	8,918	3,535	12,453
Capital expenditures	123	46,397	—	—	175	46,695
Project Adjusted EBITDA	$36,030	$78,245	$736	$37,867	$(294)	$152,584
Change in fair value of derivative instruments	3,470	14,173	—	—	—	17,643
Depreciation and amortization	15,653	37,630	364	12,100	44	65,791
Interest, net	8,321	1,611	(1)	13,700	(3)	23,628
Other project (income) expense	1,592	135	47	2,080	(211)	3,643

Project income	6,994	24,696	326	9,987	(124)	41,879
Administration	—	—	—	—	16,149	16,149
Interest, net	—	—	—	—	11,701	11,701
Foreign exchange gain	—	—	—	—	(1,014)	(1,014)
Other income, net	—	—	—	—	(26)	(26)

Income from operations before income taxes	6,994	24,696	326	9,987	(26,934)	15,069
Income tax expense (benefit)	—	—	—	—	18,924	18,924

Net income (loss)	$6,994	$24,696	$326	$9,987	$(45,858)	$(3,855)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2009:
Operating revenues	$—	$148,517	$—	$31,000	$—	$179,517
Segment assets	199,959	327,844	7,003	232,179	102,591	869,576
Goodwill	—	—	—	8,918	—	8,918
Capital expenditures	—	1,954	—	—	62	2,016
Project Adjusted EBITDA	$32,435	$75,265	$822	$35,891	$(234)	$144,179
Change in fair value of derivative instruments	(1,569)	6,616	—	—	—	5,047
Depreciation and amortization	14,286	41,014	365	11,964	14	67,643
Interest, net	10,450	6,084	(1)	14,960	18	31,511
Other project (income) expense	6,672	(15,788)	—	679	—	(8,437)

Project income	2,596	37,339	458	8,288	(266)	48,415
Administration	—	—	—	—	26,028	26,028
Interest, net	—	—	—	—	55,698	55,698
Foreign exchange loss	—	—	—	—	20,506	20,506
Other expense, net	—	—	—	—	362	362

Loss from operations before income taxes	2,596	37,339	458	8,288	(102,860)	(54,179)
Income tax expense (benefit)	—	—	—	—	(15,693)	(15,693)

Net income (loss)	$2,596	$37,339	$458	$8,288	$(87,167)	$(38,486)

        The table below provides information, by country, about our consolidated operations for each of the years ended December 31, 2011, 2010 and 2009 and as of December 31, 2011 and 2010, respectively. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010
United States	$249,109	$195,256	$179,517	$816,744	$271,830
Canada	35,786	—	—	571,510	—

Total	$284,895	$195,256	$179,517	$1,388,254	$271,830

        Progress Energy Florida ("PEF") and the California Independent System Operator ("CAISO") provide for 52.0% and 10.6%, respectively, of total consolidated revenues for the year ended December 31, 2011, 78.0% and 15.9%, respectively, of total consolidated revenues for the year ended December 31, 2010 and 71.1% and 17.3%, respectively, of total consolidated revenues for the year ended December 31, 2009. PEF purchases electricity from the Auburndale and Lake projects in the Southeast segment, and the CAISO makes payments to Path 15 in the Southwest segment.

Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions
Related party transactions

20. Related party transactions

        During 2010, we made a short-term $22.8 million loan to Idaho Wind to provide temporary funding for construction of the project until a portion of the project-level construction financing was completed. As of December 31, 2011, the project repaid the loan in full with a combination of excess proceeds from the federal stimulus cash grant after repaying the cash grant facility, funds from a third closing for additional debt, and project cash flow. We received $1.6 million of interest income related to this loan in the year ended December 31, 2011.

        Prior to December 31, 2009, Atlantic Power was managed by Atlantic Power Management, LLC (the "Manager"), which was owned by two private equity funds managed by Arclight Capital Partners, LLC ("ArcLight"). On December 31, 2009, we terminated our management agreements with the Manager and agreed to pay ArcLight an aggregate of $15.0 million, to be satisfied by a payment of $6.0 million that was made at the termination date, and additional payments of $5.0 million, $3.0 million and $1.0 million on the respective first, second and third anniversaries of the termination date. We recorded the remaining liability associated with the termination fee at its estimated fair value of $0.9 million at December 31, 2011. The contract termination liability is being accreted to the final amounts due over the term of these payments.

Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

12. Commitments and contingencies

  IRS Examination

        In 2011, the Internal Revenue Service ("IRS") began an examination of our federal income tax returns for the tax years ended December 31, 2007 and 2009. On April 2, 2012, the IRS issued various Notices of Proposed Adjustments. The principal area of the proposed adjustments pertain to the classification of U.S. real property in the calculation of the gain related to our 2009 conversion from the previous Income Participating Security structure to our current traditional common share structure.

        We intend to vigorously contest these proposed adjustments, including pursuing all administrative and judicial remedies available to us. The Company expects to be successful in sustaining its positions with no material impact to our financial results. No accrual has been made for any contingency related to any of the proposed adjustments as of March 31, 2012.

  Path 15

        In February 2011, we filed a rate application with the Federal Energy Regulatory Commission ("FERC") to establish Path 15's revenue requirement at $30.3 million for the 2011-2013 period. On March 7, 2012, Path 15 filed a formal settlement agreement establishing a revenue requirement at $28.8 million with the Administrative Law Judge for her review and certification to FERC for approval. All of the parties in the rate case either support or do not oppose the settlement agreement. Path 15 expects an order approving the settlement from FERC during the second quarter of 2012.

  Lake

        Our Lake project is currently involved in a dispute with PEF over off-peak energy sales in 2010. All amounts billed for off-peak energy during 2010 by the Lake project have been paid in full by PEF. The Lake project has filed a claim against PEF in which we seek to confirm our contractual right to sell off-peak energy at the contractual price for such sales. PEF filed a counter-claim against the Lake project, seeking, among other things, the return of amounts paid for off-peak power sales during 2010 and a declaratory order clarifying Lake's rights and obligations under the PPA. The Lake project has stopped dispatching during off-peak periods pending the outcome of the dispute. However, we strongly believe that the court will confirm our contractual right to sell off-peak power using the contractual price that was used during 2010 and that we will be able to continue such off-peak power sales for the remainder of the term of the PPA. We have not recorded any reserves related to this dispute and expect that the outcome will not have a material adverse effect on our financial position or results of operations.

  Morris

        On May 29, 2011, our Morris facility was struck by lightning. As a result, steam and electric deliveries were interrupted to our host Equistar. We believe the interruption constitutes a force majeure under the energy services agreement with Equistar. Equistar disputes this interpretation and has initiated arbitration proceedings under the agreement for recovery of resulting lost profits and equipment damage among other items. The agreement with Equistar specifically shields Morris from exposure to consequential damages incurred by Equistar and management expects our insurance to cover any material losses we might incur in connection with such proceedings, including settlement costs. Management will attempt to resolve the arbitration through settlement discussions, but is prepared to vigorously defend the arbitration on the merits.

  Other

        From time to time, Atlantic Power, its subsidiaries and the projects are parties to disputes and litigation that arise in the normal course of business. We assess our exposure to these matters and record estimated loss contingencies when a loss is likely and can be reasonably estimated. There are no matters pending as of March 31, 2012 which are expected to have a material adverse impact on our financial position or results of operations.

21. Commitments and contingencies

  Commitments

  Operating Lease Commitments

        We lease our office properties and equipment under operating leases expiring on various dates through 2021. Certain operating lease agreements over their lease term include provisions for scheduled rent increases. We recognize the effects of these scheduled rent increases on a straight-line basis over the lease term. Lease expense under operating leases was $1.0 million, $0.9 million and $0.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

        Future minimum lease commitments under operating leases for the years ending after December 31, 2011, are as follows (in thousands):

2012	$1,149
2013	942
2014	619
2015	404
2016	335
Thereafter	1,609

$5,058

  Transmission, Interconnection and Long-Term Service Commitments

        Our projects have entered into long-term contractual arrangements to provide energy transmission services, operate and maintain an electrical interconnection facility and obtain maintenance services for combustion turbines expiring on various dates through 2024.

        As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$9,102
2013	6,671
2014	2,752
2015	2,822
2016	2,894
Thereafter	22,663

$46,904

  Fuel Supply and Transportation Commitments

        We have entered into long-term contractual arrangements to procure fuel and transportation services for our projects. As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$67,712
2013	61,303
2014	64,214
2015	64,449
2016	66,006
Thereafter	66,732

$390,416

  Construction Contract

        We entered into an agreement with an unrelated third party to design, engineer, procure, install, construct, test, commission and start-up the generating facility, on a turnkey basis, for a contracted price for our Piedmont project. The Piedmont project will pay an estimated $21.5 million in construction costs under the contract during 2012.

  Contingencies

        Our Lake project is currently involved in a dispute with PEF over off-peak energy sales in 2010. All amounts billed for off-peak energy during 2010 by the Lake project have been paid in full by PEF. The Lake project has filed a claim against PEF in which we seek to confirm our contractual right to sell off-peak energy at the contractual price for such sales. PEF filed a counter-claim against the Lake project, seeking, among other things, the return of amounts paid for off-peak power sales during 2010 and a declaratory order clarifying Lake's rights and obligations under the PPA. The Lake project has stopped dispatching during off-peak periods pending the outcome of the dispute. However, we strongly believe that the court will confirm our contractual right to sell off-peak power using the contractual price that was used during 2010 and that we will be able to continue such off-peak power sales for the remainder of the term of the PPA. We have not recorded any reserves related to this dispute and expect that the outcome will not have a material adverse effect on our financial position or results of operations.

        In February 2011, we filed a rate application with the FERC to establish Path 15's revenue requirement of $30.3 million for the 2011-2013 period. We engaged in a formal settlement with three parties that challenged certain aspects of how Path 15 determined the rates in its filing. After exchanges of information and direct discussions, we concluded that a fair and equitable settlement between the parties was not achievable through the settlement process and therefore, we ended settlement discussions and informed the judge that we would pursue resolution of the issues through the formal hearing process at FERC. We may engage the parties in informal settlement discussions during the hearing process. If a settlement can be reached with the parties, the hearing process will be terminated.

        In September 2011, FERC appointed a presiding judge in Atlantic Path 15's rate case hearing proceeding. Under the Judge's order establishing the procedural schedule for the case, the discovery period commenced in October 2011 and will conclude in April 2012. The formal rate case hearing is scheduled to commence on May 1, 2012. The initial decision from the presiding judge will be due on or before August 16, 2012. The timing of FERC's issuance of its final decision in the rate case has no set schedule or time constraint, and final resolution of the rate case proceeding could take from 15 to 21 months. During the pendency of the rate case, we continue to collect the rates we filed as permitted under the initial FERC order it received in April 2011. Those rates are subject to refund, including interest, based on a final disposition of the proceeding. We believe that the resolution of this matter will not have a material impact on our financial position or results of operations.

        On May 29, 2011, our Morris facility was struck by lightning. As a result, steam and electric deliveries were interrupted to our host Equistar. We believe the interruption constitutes a force majeure under the energy services agreement with Equistar. Equistar disputes this interpretation and has initiated arbitration proceedings under the agreement for recovery of resulting lost profits and equipment damage among other items. The agreement with Equistar specifically shields Morris from exposure to consequential damages incurred by Equistar and management expects our insurance to cover any material losses we might incur in connection with such proceedings, including settlement costs. Management will attempt to resolve the arbitration through settlement discussions, but is prepared to vigorously defend the arbitration on the merits.

        From time to time, Atlantic Power, its subsidiaries and the projects are parties to disputes and litigation that arise in the normal course of business. We assess our exposure to these matters and record estimated loss contingencies when a loss is likely and can be reasonably estimated. There are no matters pending as of December 31, 2011 which are expected to have a material adverse impact on our financial position or results of operations.

Unaudited selected quarterly financial data	12 Months Ended
Dec. 31, 2011
Unaudited selected quarterly financial data
Unaudited selected quarterly financial data

22. Unaudited selected quarterly financial data

        Unaudited selected quarterly financial data are as follows:

	Quarter Ended
	2011
(In millions, except per share data)	December 31,	September 30,	June 30,	March 31,
Project revenue	$125,639	$52,333	$53,258	$53,665
Project income	1,728	4,351	13,031	14,869
Net income (loss) attributable to Atlantic Power Corporation	(29,830)	(27,900)	13,186	6,136
Weighted average number of common shares outstanding—basic	113,088	68,910	68,573	67,654
Net income (loss) per weighted average common share—basic	$(0.26)	$(0.40)	$0.19	$0.09
Weighted average number of common shares outstanding—diluted	113,088	68,910	82,939	82,980
Net income (loss) per weighted average common share—diluted*	$(0.26)	$(0.40)	$0.18	$0.09
*
The calculation excludes potentially dilutive shares from convertible debentures because their impact would be anti-dilutive.

	Quarter Ended
	2010
(In millions, except per share data)	December 31,	September 30,	June 30,	March 31,
Project revenue	$46,092	$54,039	$47,904	$47,221
Project income	14,840	7,634	15,541	3,864
Net income (loss) attributable to Atlantic Power Corporation	1,304	(438)	1,445	(6,063)
Weighted average number of common shares outstanding—basic	65,388	60,511	60,481	60,404
Net income (loss) per weighted average common share—basic	$0.02	$(0.01)	$0.02	$(0.10)
Weighted average number of common shares outstanding—diluted	80,966	60,511	72,363	60,404
Net income (loss) per weighted average common share—diluted*	$0.02	$(0.01)	$0.02	$(0.10)
*
The calculation excludes potentially dilutive shares from convertible debentures because their impact would be anti-dilutive.

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events
Subsequent events

23. Subsequent events

        On January 31, 2012, we invested approximately $23 million of late-stage development capital to own 51% of Canadian Hills Wind, LLC ("Canadian Hills"). Canadian Hills is the 100% owner of the Canadian Hills Project which is a 298.45 MW wind power project in the late stages of development, located approximately 20 miles west of Oklahoma City, Oklahoma. Apex Wind Energy Holdings, LLC, is the project developer. Canadian Hills has executed long-term power purchase agreements with investment grade offtakers for 250.45 MW and is currently negotiating a similar PPA for the remaining 48 MW. Construction is expected to begin by April 2012 with commercial operations expected in November 2012. We will be responsible for the operations and management of the assets of Canadian Hills. Total project costs are expected to be approximately $460 million. Subject to final due diligence, Board approval and other conditions, we will have the right to invest 100% of the project equity or approximately $170 million.

        On February 16, 2012, we entered into an agreement with Primary Energy Recycling Corporation ("PERC"), whereby PERC will purchase our 14.3% common membership interests in PERH for approximately $24 million, plus a management termination fee of approximately $6.1 million for a total price of $30.1 million. The transaction remains subject to pricing adjustment or termination under certain circumstances. Completion of the transaction is subject to PERC obtaining financing and is expected to occur in the second quarter of 2012.

Consolidating financial information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consolidating financial information
Consolidating financial information

13. Condensed consolidating financial information

        As of March 31, 2012 and December 31, 2011, we had $460.0 million of 9.00% senior notes due November 2018 (the "Senior Notes"). These notes are guaranteed by certain of our wholly owned subsidiaries, or guarantor subsidiaries.

        Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of March 31, 2012:

        Atlantic Power Limited Partnership, Atlantic Power GP Inc., Atlantic Power (US) GP, Atlantic Power Corporation, Atlantic Power Generation, Inc., Atlantic Power Transmission, Inc., Atlantic Power Holdings, Inc., Atlantic Power Services Canada GP Inc., Atlantic Power Services Canada LP, Atlantic Power Services, LLC, Teton Power Funding, LLC, Harbor Capital Holdings, LLC, Epsilon Power Funding, LLC, Atlantic Auburndale, LLC, Auburndale LP, LLC, Auburndale GP, LLC, Badger Power Generation I, LLC, Badger Power Generation, II, LLC, Badger Power Associates, LP, Atlantic Cadillac Holdings, LLC, Atlantic Idaho Wind Holdings, LLC, Atlantic Idaho Wind C, LLC, Baker Lake Hydro, LLC, Olympia Hydro, LLC, Teton East Coast Generation, LLC, NCP Gem, LLC, NCP Lake Power, LLC, Lake Investment, LP, Teton New Lake, LLC, Lake Cogen Ltd., Atlantic Renewables Holdings, LLC, Orlando Power Generation I, LLC, Orlando Power Generation II, LLC, NCP Dade Power, LLC, NCP Pasco LLC, Dade Investment, LP, Pasco Cogen, Ltd., Atlantic Piedmont Holdings LLC, Teton Selkirk, LLC, Atlantic Oklahoma Wind, LLC, and Teton Operating Services, LLC.

        In addition, as of March 31, 2012, Curtis Palmer, LLC, fully and unconditionally guaranteed Atlantic Power Limited Partnership's guarantee of the Senior Notes.

        The following condensed consolidating financial information presents the financial information of Atlantic Power, the guarantor subsidiaries and Curtis Palmer LLC in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or Curtis Palmer LLC operated as independent entities.

        In this presentation, Atlantic Power consists of parent company operations. Guarantor subsidiaries of Atlantic Power are reported on a combined basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING BALANCE SHEET

March 31, 2012

(in thousands of U.S. dollars)
(Unaudited)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Assets
Current Assets:
Cash and cash equivalents	$100,827	$(78)	$5,860	$—	$106,609
Restricted cash	27,761	—	—	—	27,761
Accounts receivable	89,392	17,477	2,996	(50,364)	59,501
Prepayments, supplies, and other	39,555	1,167	1,139	—	41,861
Other current assets	4,055	—	8,856	—	12,911

Total current assets	261,590	18,566	18,851	(50,364)	248,643
Property, plant, and equipment, net	1,375,605	175,087	—	(1,066)	1,549,626
Transmission system rights	178,319	—	—	—	178,319
Equity investments in unconsolidated affiliates	5,053,320	—	865,104	(5,441,326)	477,098
Other intangible assets, net	582,491	166,067	—	(150,925)	597,633
Goodwill	285,358	58,228	—	—	343,586
Other assets	483,401	—	438,639	(841,235)	80,805

Total assets	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$99,992	$4,704	$38,672	$(50,364)	$93,004
Revolving credit facility	22,800		50,000		72,800
Current portion of long-term debt	246,520	—	—	—	246,520
Other current liabilities	51,308	—	13,468	—	64,776

Total current liabilities	420,620	4,704	102,140	(50,364)	477,100
Long-term debt	714,685	190,000	460,000	—	1,364,685
Convertible debentures	—	—	193,269	—	193,269
Other non-current liabilities	1,214,271	8,135	948	(841,235)	382,119
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,094,502	208,991	1,217,893	(5,303,493)	1,217,893
Accumulated other comprehensive income (loss)	12,216	—	—	—	12,216
Retained deficit	539,619	6,118	(651,656)	(289,824)	(395,743)

Total Atlantic Power Corporation shareholders' equity	5,867,641	215,109	566,237	(5,593,317)	1,055,670

Noncontrolling interest	2,867	—	—	—	2,867

Total equity	5,870,508	215,109	566,237	(5,593,317)	1,058,537

Total liabilities and equity	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Three months ended March 31, 2012

(in thousands of U.S. dollars, except per share amounts)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Project revenue:
Total project revenue	$157,118	$10,617	$—	$(125)	$167,610

Project expenses:
Fuel	62,099	—	—	—	62,099
Project operations and maintenance	30,067	1,636	(128)	(75)	31,500
Depreciation and amortization	32,705	3,763	—	—	36,468

	124,871	5,399	(128)	(75)	130,067
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	—	—	—	(58,122)
Equity in earnings of unconsolidated affiliates	2,947	—	—	—	2,947
Interest expense, net	(4,325)	(2,708)	—	—	(7,033)
Other income, net	15	—	—	—	15

	(59,485)	(2,708)	—	—	(62,193)

Project income	(27,238)	2,510	128	(50)	(24,650)
Administrative and other expenses (income):
Administration expense	5,134	—	2,699	—	7,833
Interest, net	20,379	—	1,484	173	22,036
Foreign exchange loss	1,133	—	(147)	—	986

	26,646	—	4,036	173	30,855

Income (loss) from operations before income taxes	(53,884)	2,510	(3,908)	(223)	(55,505)
Income tax expense (benefit)	(16,291)	—	—	—	(16,291)

Net income (loss)	(37,593)	2,510	(3,908)	(223)	(39,214)
Net loss attributable to noncontrolling interest	(161)	—	—	—	(161)
Net income attributable to Preferred share dividends of a subsidiary company	3,239	—	—	—	3,239

Net income (loss) attributable to Atlantic Power Corporation	$(40,671)	$2,510	$(3,908)	$(223)	$(42,292)

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Three months ended March 31, 2012

(in thousands of U.S. dollars)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Net cash provided by operating activities	$30,019	$(46)	$36,519	$—	$66,492
Cash flows used in investing activities:
Acquisitions and investments, net of cash acquired	198	—	(198)	—	—
Change in restricted cash	(6,349)	—	—	—	(6,349)
Biomass development costs	(123)	—	—	—	(123)
Purchase of property, plant and equipment	(164,126)	(17)	—	—	(164,143)

Net cash used in investing activities	(170,400)	(17)	(198)	—	(170,615)
Cash flows provided by financing activities:
Repayment for long-term debt	(2,725)		—	—	(2,725)
Deferred finance costs	(10,179)		—	—	(10,179)
Proceeds from project-level debt	184,216		—	—	184,216
Payments for revolving credit facility borrowings	(8,000)	—	—	—	(8,000)
Proceeds from revolving credit facility borrowings	22,800	—	—	—	22,800
Dividends paid	(3,274)	—	(32,757)	—	(36,031)

Net cash provided by financing activities	182,838	—	(32,757)	—	150,081

Net increase in cash and cash equivalents	42,457	(63)	3,564	—	45,958
Cash and cash equivalents at beginning of period	58,370	(15)	2,296	—	60,651

Cash and cash equivalents at end of period	$100,827	$(78)	$5,860	$—	$106,609

24. Consolidating financial information

        As of December 31, 2011, we had $460.0 million of 9.00% Senior Notes due November 2018. These notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

        Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of December 31, 2011:

        Atlantic Power Income Limited Partnership, Atlantic Power GP Inc., Atlantic Power (US) GP, Atlantic Power Corporation, Atlantic Power Generation, Inc., Atlantic Power Transmission, Inc., Atlantic Power Holdings, Inc., Atlantic Power Services Canada GP Inc., Atlantic Power Services Canada LP, Atlantic Power Services, LLC, Teton Power Funding, LLC, Harbor Capital Holdings, LLC, Epsilon Power Funding, LLC, Atlantic Auburndale, LLC, Auburndale LP, LLC, Auburndale GP, LLC, Badger Power Generation I, LLC, Badger Power Generation, II, LLC, Badger Power Associates, LP, Atlantic Cadillac Holdings, LLC, Atlantic Idaho Wind Holdings, LLC, Atlantic Idaho Wind C, LLC, Baker Lake Hydro, LLC, Olympia Hydro, LLC, Teton East Coast Generation, LLC, NCP Gem, LLC, NCP Lake Power, LLC, Lake Investment, LP, Teton New Lake, LLC, Lake Cogen Ltd., Atlantic Renewables Holdings, LLC, Orlando Power Generation I, LLC, Orlando Power Generation II, LLC, NCP Dade Power, LLC, NCP Pasco LLC, Dade Investment, LP, Pasco Cogen, Ltd., Atlantic Piedmont Holdings LLC, Teton Selkirk, LLC, and Teton Operating Services, LLC.

        In addition, as of December 31, 2011, Curtis Palmer, LLC, fully and unconditionally guaranteed Atlantic Power Limited Partnership's guarantee of the Senior Notes.

        The following condensed consolidating financial information presents the financial information of Atlantic Power Corporation, Inc. ("APC"), the guarantor subsidiaries and Curtis Palmer LLC in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or Curtis Palmer LLC operated as independent entities.

        In this presentation, APC consists of parent company operations. Guarantor subsidiaries of APC are reported on a combined basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

ATLANTIC POWER CORPORATION

CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands of U.S. dollars

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Assets
Current assets:
Cash and cash equivalents	$58,370	$(15)	$2,296	$—	$60,651
Restricted cash	21,412	—	—	—	21,412
Accounts receivable	93,855	13,637	12,088	(40,572)	79,008
Current portion of derivative instruments asset	3,519	—	6,892	—	10,411
Prepayments, supplies, and other	24,436	1,225	582	—	26,243
Deferred income taxes	—	—	—	—	—
Refundable income taxes	3,012	—	30	—	3,042

Total current assets	204,604	14,847	21,888	(40,572)	200,767
Property, plant, and equipment, net	1,213,080	176,017	—	(843)	1,388,254
Transmission system rights	180,282	—	—	—	180,282
Equity investments in unconsolidated affiliates	5,109,196	—	870,279	(5,505,124)	474,351
Other intangible assets, net	415,454	168,820	—	—	584,274
Goodwill	285,358	58,228	—	—	343,586
Derivative instruments asset	15,490	—	6,513	—	22,003
Other assets	463,110	—	433,035	(841,235)	54,910

Total assets	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$97,129	$7,241	$16,500	$(40,572)	$80,298
Revolving credit facility	8,000		$50,000		58,000
Current portion of long-term debt	20,958	—	—	—	20,958
Current portion of derivative instruments liability	20,592	—	—	—	20,592
Interest payable on convertible debentures	—	—	1,708	—	1,708
Dividends payable	36	—	10,697	—	10,733
Other current liabilities	165	—	—	—	165

Total current liabilities	146,880	7,241	78,905	(40,572)	192,454
Long-term debt	754,900	190,000	460,000	—	1,404,900
Convertible debentures	—	—	189,563	—	189,563
Derivative instruments liability	33,170	—	—	—	33,170
Deferred income taxes	182,925	—	—	—	182,925
Other non-current liabilities	961,899	8,072	898	(841,235)	129,634
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,156,644	208,991	1,217,265	(5,365,635)	1,217,265
Accumulated other comprehensive income (loss)	(5,193)	—	—	—	(5,193)
Retained deficit	431,018	3,608	(614,916)	(140,332)	(320,622)

Total Atlantic Power Corporation shareholders' equity	5,803,773	212,599	602,349	(5,505,967)	1,112,754

Noncontrolling interest	3,027	—	—	—	3,027

Total equity	5,806,800	212,599	602,349	(5,505,967)	1,115,781

Total liabilities and equity	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

ATLANTIC POWER CORPORATION

CONSOLIDATING STATEMENT OF OPERATIONS

December 31, 2011

(in thousands of U.S. dollars, except per share amounts)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Project revenue:
Energy sales	$97,053	$9,009	$—	$—	$106,062
Energy capacity revenue	131,362	—	—	—	131,362
Transmission services	30,087	—	—	—	30,087
Other	17,819	—	—	(435)	17,384

	276,321	9,009	—	(435)	284,895
Project expenses:
Fuel	93,993	—	—	—	93,993
Project operations and maintenance	55,334	851	922	(275)	56,832
Depreciation and amortization	60,999	2,639	—	—	63,638

	210,326	3,490	922	(275)	214,463
Project other income (expense):
Change in fair value of derivative instruments	(22,776)	—	—	—	(22,776)
Equity in earnings of unconsolidated affiliates	5,989	—	—	367	6,356
Interest expense, net	(16,694)	(1,911)	128	(1,576)	(20,053)
Other income, net	20	—	—	—	20

	(33,461)	(1,911)	128	(1,209)	(36,453)

Project income	32,534	3,608	(794)	(1,369)	33,979
Administrative and other expenses (income):
Administration expense	12,636	—	25,472	—	38,108
Interest, net	67,666	—	(41,668)	—	25,998
Foreign exchange loss	4,057	—	9,781	—	13,838

	84,359	—	(6,415)	—	77,944

Income (loss) from operations before income taxes	(51,825)	3,608	5,621	(1,369)	(43,965)
Income tax expense (benefit)	(8,566)	—	242	—	(8,324)

Net income (loss)	(43,259)	3,608	5,379	(1,369)	(35,641)
Net loss attributable to noncontrolling interest	(480)	—	—	—	(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,247	—	—	—	3,247

Net income (loss) attributable to Atlantic Power Corporation	$(46,026)	$3,608	$5,379	$(1,369)	$(38,408)

ATLANTIC POWER CORPORATION

CONSOLIDATING STATEMENT OF CASH FLOWS

December 31, 2011

(in thousands of U.S. dollars)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Cash flows from operating activities:
Net loss	$(44,628)	$3,608	$5,379	$—	$(35,641)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	60,999	2,639	—	—	63,638
Long-term incentive plan expense	3,167	—	—	—	3,167
Earnings from unconsolidated affiliates	(6,356)	—	—	—	(6,356)
Distributions from unconsolidated affiliates	13,552	—	8,337	—	21,889
Unrealized foreign exchange loss	4,105	—	4,531	—	8,636
Change in fair value of derivative instruments	22,776	—	—	—	22,776
Change in deferred income taxes	(9,908)	—	—	—	(9,908)
Change in other operating balances					—
Accounts receivable	23,952	(8,880)	298	(30,933)	(15,563)
Prepayments, refundable income taxes and other assets	1,783	583	(713)	—	1,653
Accounts payable and accrued liabilities	(46,561)	2,095	18,464	30,933	4,931
Other liabilities	(1,918)	—	(1,369)	—	(3,287)

Net cash provided by operating activities	20,963	45	34,927	—	55,935
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	12,143	—	(603,726)	—	(591,583)
Short-term loan to Idaho Wind	21,465	—	1,316	—	22,781
Change in restricted cash	(5,668)	—	—	—	(5,668)
Biomass development costs	(931)	—	—	—	(931)
Proceeds from sale of assets	8,500	—	—	—	8,500
Purchase of property, plant and equipment	(115,047)	(60)	—	—	(115,107)

Net cash (used in) provided by investing activities	(79,538)	(60)	(602,410)	—	(682,008)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	—		460,000	—	460,000
Proceeds from project-level debt	100,794		—	—	100,794
Proceeds from issuance of equity, net of offering costs	—	—	155,424	—	155,424
Deferred financing costs	—	—	(26,373)	—	(26,373)
Repayment of project-level debt	(21,589)	—	—	—	(21,589)
Proceeds from revolving credit facility borrowings	8,000	—	50,000	—	58,000
Dividends paid	(3,247)	—	(81,782)	—	(85,029)

Net cash provided by (used in) financing activities	83,958	—	557,269	—	641,227

Net (decrease) increase in cash and cash equivalents	25,383	(15)	(10,214)	—	15,154
Cash and cash equivalents at beginning of period	32,987	—	12,510	—	45,497

Cash and cash equivalents at end of period	$58,370	$(15)	$2,296	$—	$60,651

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
(in thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Income tax valuation allowance, deducted from deferred tax assets:
Year ended December 31, 2011	$79,420	$9,600	$—	$—	$89,020
Year ended December 31, 2010	67,131	12,289	—	—	79,420
Year ended December 31, 2009	45,126	22,005	—	—	67,131

Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of significant accounting policies
Principles of consolidation and basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America and include the consolidated accounts and operations of our subsidiaries in which we have a controlling financial interest. The usual condition for a controlling financial interest is ownership of the majority of the voting interest of an entity. However, a controlling financial interest may also exist in entities, such as a variable interest entity, through arrangements that do not involve controlling voting interests.

        We apply the standard that requires consolidation of variable interest entities ("VIEs"), for which we are the primary beneficiary. The guidance requires a variable interest holder to consolidate a VIE if that party has both the power to direct the activities that most significantly impact the entities' economic performance, as well as either the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. We have determined that our investments are not VIEs by evaluating their design and capital structure. Accordingly, we use the equity method of accounting for all of our investments in which we do not have an economic controlling interest. We eliminate all intercompany accounts and transactions in consolidation.

Cash and cash equivalents
Cash and cash equivalents include cash deposited at banks and highly liquid investments with original maturities of 90 days or less when purchased.

Restricted cash
Restricted cash represents cash and cash equivalents that are maintained by the Projects to support payments for major maintenance costs and meet project level contractual debt obligations.

Deferred financing costs
Deferred financing costs represent costs to obtain long-term financing and are amortized using the effective interest method over the term of the related debt which range from five to 28 years.

Inventory
Inventory represents small parts and other consumables and fuel, the majority of which is consumed by our projects in provision of their services, and are valued at the lower of cost or net realizable value. Cost includes the purchase price, transportation costs and other costs to bring the inventories to their present location and condition. The cost of inventory items that are interchangeable are determined on an average cost basis. For inventory items that are not interchangeable, cost is assigned using specific identification of their individual costs.

Property, plant and equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the related asset up to 45 years. As major maintenance occurs and parts are replaced on the plant's combustion and steam turbines, maintenance costs are either expensed or transferred to property, plant and equipment if the maintenance extends the useful lives of the major parts. These costs are depreciated over the parts' estimated useful lives, which is generally three to six years, depending on the nature of maintenance activity performed.

Transmission system rights
Transmission system rights are an intangible asset that represents the long-term right to approximately 72% of the capacity of the Path 15 transmission line in California. Transmission system rights are amortized on a straight-line basis over 30 years, the regulatory life of Path 15.

Other intangible assets
Other intangible assets include PPAs and fuel supply agreements at our projects. PPAs are valued at the time of acquisition based on the contract prices under the PPAs compared to projected market prices. Fuel supply agreements are valued at the time of acquisition based on the contract prices under the fuel supply agreement compared to projected market prices. The balances are presented net of accumulated amortization in the consolidated balance sheets. Amortization is recorded on a straight-line basis over the remaining term of the agreement.

Impairment of long-lived assets, non-amortizing intangible assets and equity method investments

Long-lived assets, such as property, plant and equipment, transmission system rights and other intangible assets and liabilities subject to depreciation and amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value.

        Investments in and the operating results of 50%-or-less owned entities not consolidated are included in the consolidated financial statements on the basis of the equity method of accounting. We review our investments in such unconsolidated entities for impairment whenever events or changes in business circumstances indicate that the carrying amount of the investments may not be fully recoverable. Evidence of a loss in value that is other than temporary might include the absence of an ability to recover the carrying amount of the investment, the inability of the investee to sustain an earnings capacity which would justify the carrying amount of the investment, failure of cash flow coverage ratio tests included in project-level non-recourse debt or, where applicable, estimated sales proceeds that are insufficient to recover the carrying amount of the investment. Our assessment as to whether any decline in value is other than temporary is based on our ability and intent to hold the investment and whether evidence indicating the carrying value of the investment is recoverable within a reasonable period of time outweighs evidence to the contrary. We generally consider our investments in our equity method investees to be strategic long-term investments. Therefore, we complete our assessments with a long-term view. If the fair value of the investment is determined to be less than the carrying value and the decline in value is considered to be other than temporary, the asset is written down to its fair value.

Distributions from equity method investments

We make investments in entities that own power producing assets with the objective of generating accretive cash flow that is available to be distributed to our shareholders. The cash flows that are distributed to us from these unconsolidated affiliates are directly related to the operations of the affiliates' power producing assets and are classified as cash flows from operating activities in the consolidated statements of cash flows.

        We record the return of our investments in equity investees as cash flows from investing activities. Cash flows from equity investees are considered a return of capital when distributions are generated from proceeds of either the sale of our investment in its entirety or a sale by the investee of all or a portion of its capital assets.

Goodwill

Goodwill is the residual amount that results when the purchase price of an acquired business exceeds the sum of the amounts allocated to the assets acquired, less liabilities assumed, based on their fair values. Goodwill is allocated, as of the date of the business combination, to our reporting units that are expected to benefit from the synergies of the business combination.

        Goodwill is not amortized and is tested for impairment, annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that the asset might be impaired. In our test, we first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and other relevant entity-specific events. If the qualitative assessment determines that an impairment is more likely than not, then we perform a two-step quantitative impairment test. In the first step of the quantitative analysis, the carrying amount of the reporting unit is compared with its fair value. When the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not to be impaired and the second step of the impairment test is unnecessary.

        The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case, the implied fair value of the reporting unit's goodwill is compared with its carrying amount to measure the amount of the impairment loss, if any. The implied fair value of goodwill is determined in the same manner as the value of goodwill is determined in a business combination described in the preceding paragraphs, using the fair value of the reporting unit as if it were the purchase price. When the carrying amount of reporting unit goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to the excess and is recorded in the consolidated statements of operations.

Derivative financial instruments

We use derivative financial instruments in the form of interest rate swaps and foreign exchange forward contracts to manage our current and anticipated exposure to fluctuations in interest rates and foreign currency exchange rates. We have also entered into natural gas supply contracts and natural gas forwards or swaps to minimize the effects of the price volatility of natural gas, which is a major production cost. We do not enter into derivative financial instruments for trading or speculative purposes. Certain derivative instruments qualify for a scope exception to fair value accounting because they are considered normal purchases or normal sales in the ordinary course of conducting business. This exception applies when we have the ability to, and it is probable that we will deliver or take delivery of the underlying physical commodity.

        We have designated two of our interest rate swaps as a hedge of cash flows for accounting purposes. Tests are performed to evaluate hedge effectiveness and ineffectiveness at inception and on an ongoing basis, both retroactively and prospectively. Derivatives accounted for as hedges are recorded at fair value in the balance sheet. Unrealized gains or losses on derivatives designated as a hedge are deferred and recorded as a component of accumulated other comprehensive income until the hedged transactions occur and are recognized in earnings. The ineffective portion of the cash flow hedge, if any, is immediately recognized in earnings.

        Derivative financial instruments not designated as a hedge are measured at fair value with changes in fair value recorded in the consolidated statements of operations. The following table summarizes derivative financial instruments that are not designated as hedges for accounting purposes and the accounting treatment in the consolidated statements of operations of the changes in fair value and cash settlements of such derivative financial instrument:

Income taxes
Income tax expense includes the current tax obligation or benefit and change in deferred income tax asset or liability for the period. We use the asset and liability method of accounting for deferred income taxes and record deferred income taxes for all significant temporary differences. Income tax benefits associated with uncertain tax positions are recognized when we determine that it is more-likely-than-not that the tax position will be ultimately sustained. Refer to Note 13 for more information.

Revenue recognition

We recognize energy sales revenue on a gross basis when electricity and steam are delivered under the terms of the related contracts. Power purchase arrangements, steam purchase arrangements and energy services agreements (collectively referred to as PPAs) are long-term contracts to sell power and steam on a predetermined basis.

        Energy—Energy revenue is recognized upon transmission to the customer. Physical transactions, or the sale of generated electricity to meet supply and demand, are recorded on a gross basis in our consolidated statements of operations.

        Capacity—Capacity payments under the PPAs are recognized as the lesser of (1) the amount billable under the PPA or (2) an amount determined by the kilowatt hours made available during the period multiplied by the estimated average revenue per kilowatt hour over the term of the PPA.

        Transmission—Transmission services revenue is recognized as transmission services are provided. The annual revenue requirement for transmission services is regulated by the Federal Energy Regulatory Commission ("FERC") and is established through a rate-making process that occurs every three years. When actual cash receipts from transmission services revenue are different than the regulated revenue requirement because of timing differences, the over or under collections are deferred until the timing differences reverse in future periods.

Other power purchase arrangements containing a lease

We have entered into PPAs to sell power at predetermined rates. PPAs are assessed as to whether they contain leases which convey to the counterparty the right to the use of the Partnership's property, plant and equipment in return for future payments. Such arrangements are classified as either capital or operating leases. PPAs that transfer substantially all of the benefits and risks of ownership of property to the PPA counterparty are classified as direct financing leases.

        Finance income related to leases or arrangements accounted for as direct financing leases is recognized in a manner that produces a constant rate of return on the net investment in the lease. The net investment is comprised of net minimum lease payments and unearned finance income. Unearned finance income is the difference between the total minimum lease payments and the carrying value of the leased property. Unearned finance income is deferred and recognized in net income over the lease term.

Foreign currency translation
The local currency is the functional currency of our U.S. and Canadian projects. Our reporting currency is the United States dollar. Foreign currency denominated assets and liabilities are translated at end-of-period rates of exchange. Revenues, expenses, and cash flows are translated at the weighted-average rates of exchange for the period. The resulting currency translation adjustments are not included in the determination of our statements of operations for the period, but are accumulated and reported as a separate component of shareholders' equity until sale of the net investment in the project takes place. Foreign currency transaction gains or losses are reported within foreign exchange (gain) loss in our statements of operations.

Long-term incentive plan

The officers and certain other employees are eligible to participate in the Long-Term Incentive Plan ("LTIP") that was implemented in 2007. In the second quarter of 2010, the Board of Directors approved an amendment to the LTIP and the amended plan was approved by our shareholders on June 29, 2010. The amended LTIP was effective for grants beginning with the 2010 performance year. Under the amended LTIP, the number of notional units that vest is based, in part, on the total shareholder return of Atlantic Power compared to a group of peer companies in Canada. In addition, vesting of the notional units for officers of Atlantic Power occurs on a three-year cliff basis as opposed to ratable vesting over three years for grants made prior to the amendment.

        Vested notional units are expected to be redeemed one-third in cash and two-thirds in shares of our common stock. Notional units granted that are expected to be redeemed in cash upon vesting are accounted for as liability awards. Notional units granted that are expected to be redeemed in common shares upon vesting are accounted for as equity awards. Notional units granted prior to the 2010 performance period are subject to the vesting conditions of the LTIP before the amendments made in 2010. Unvested notional units are entitled to receive dividends equal to the dividends per common share during the vesting period in the form of additional notional units. Unvested units are subject to forfeiture if the participant is not an employee at the vesting date or if we do not meet certain ongoing cash flow performance targets.

        The final number of notional units for officers that will vest, if any, at the end of the three-year vesting period is based on our achievement of target levels of relative total shareholder return, which is the change in the value of an investment in our common stock, including reinvestment of dividends, compared to that of a peer group of companies during the performance period. The total number of notional units vesting will range from zero up to a maximum 150% of the number of notional units in the executives' accounts on the vesting date for that award, depending on the level of achievement of relative total shareholder return during the measurement period.

        Compensation expense related to awards granted to participants in the LTIP is recorded over the vesting period based on the estimated fair value of the award on the grant date for notional units accounted for as equity awards and the fair value of the award at each balance sheet date for notional units accounted for as liability awards. Fair value of the awards granted prior to the 2010 LTIP amendment is determined by projecting the total number of notional units that will vest in future periods, including dividends received on notional units during the vesting period, and applying the current market price per share to the projected number of notional units that will vest. The fair value of awards granted under the amended LTIP with market vesting conditions is based upon a Monte Carlo simulation model on the grant date. Compensation expense is recognized regardless of the relative total shareholder return performance, provided that the LTIP participant remains employed by Atlantic Power. The aggregate number of shares that may be issued from treasury under the amended LTIP is limited to 1.3 million.

Asset retirement obligations
The fair value for an asset retirement obligation is recorded in the period in which it is incurred. Retirement obligations associated with long-lived assets are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts, including obligations arising under the doctrine of promissory estoppel, and for which the timing and/or method of settlement may be conditional on a future event. When the liability is initially recorded, we capitalize the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period and the capitalized cost is depreciated over the useful life of the related asset. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss.

Pensions
We offer pension benefits to certain employees through a defined benefit pension plan. We recognize the funded status of our defined benefit plan in the consolidated balance sheet in other long-term liabilities and record an offset to other comprehensive income. In addition, we also recognize on an after-tax basis, as a component of other comprehensive income, gains and losses as well as all prior service costs that have not been included as part of our net periodic benefit cost. The determination of our obligation and expenses for pension benefits is dependent on the selection of certain assumptions. These assumptions determined by management include the discount rate, the expected rate of return on plan assets and the rate of future compensation increases. Our actuarial consultants use assumptions for such items as retirement age. The assumptions used may differ materially from actual results, which may result in a significant impact to the amount of our pension obligation or expense recorded.

Business combinations
We account for our business combinations in accordance with the acquisition method of accounting, which requires an acquirer to recognize and measure in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree at fair value at the acquisition date. It also recognizes and measures the goodwill acquired or a gain from a bargain purchase in the business combination and determines what information to disclose to enable users of an entity's financial statements to evaluate the nature and financial effects of the business combination. In addition, transaction costs are expensed as incurred.

Concentration of credit risk
The financial instruments that potentially expose us to credit risk consist primarily of cash and cash equivalents, restricted cash, derivative instruments and accounts receivable. Cash and restricted cash are held by major financial institutions that are also counterparties to our derivative instruments. We have long-term agreements to sell electricity, gas and steam to public utilities and corporations. We have exposure to trends within the energy industry, including declines in the creditworthiness of our customers. We do not normally require collateral or other security to support energy-related accounts receivable. We do not believe there is significant credit risk associated with accounts receivable due to payment history. See Note 19, Segment and geographic information, for a further discussion of customer concentrations.

Use of estimates

Use of estimates

        The preparation of financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the periods presented, we have made a number of estimates and valuation assumptions, including the fair values of acquired assets, the useful lives and recoverability of property, plant and equipment, intangible assets and liabilities related to PPAs and fuel supply agreements, the recoverability of equity investments, the recoverability of deferred tax assets, tax provisions, the valuation of shares associated with our Long-Term Incentive Plan ("LTIP") and the fair value of financial instruments and derivatives. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. These estimates and valuation assumptions are based on present conditions and our planned course of action, as well as assumptions about future business and economic conditions. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

The preparation of financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the periods presented, we have made a number of estimates and valuation assumptions, including the fair values of acquired assets, the useful lives and recoverability of property, plant and equipment, intangible assets and liabilities related to PPAs and fuel supply agreements, the recoverability of equity investments, the recoverability of deferred tax assets, tax provisions, the valuation of shares associated with our Long-Term Incentive Plan and the fair value of financial instruments and derivatives. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. These estimates and valuation assumptions are based on present conditions and our planned course of action, as well as assumptions about future business and economic conditions. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

Regulatory accounting
Path 15 accounts for certain income and expense items in accordance with a standard where certain costs are deferred, which would otherwise be charged to expense, as regulatory assets based on Path 15's ability to recover these costs in future rates.

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of derivative financial instruments that are not designated as hedges for accounting purposes and the accounting treatment in the consolidated statements of operations of the changes in fair value and cash settlements of such derivative financial instrument

Derivative financial instrument	Classification of changes in fair value	Classification of cash settlements
Foreign currency forward contracts	Foreign exchange (gain) loss	Foreign exchange loss (gain)
Natural gas swaps	Change in fair value of derivative instruments	Fuel expense
Interest rate swaps	Change in fair value of derivative instruments	Interest expense

Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2011
Partnership
Acquisition and divestments
Schedule of allocation of the purchase price

Fair value of consideration transferred:
Cash	$601,766
Equity	407,424

Total purchase price	$1,009,190

Preliminary purchase price allocation
Working capital	$37,951
Property, plant and equipment	1,024,015
Intangibles	528,531
Other long-term assets	224,295
Long-term debt	(621,551)
Other long-term liabilities	(129,341)
Deferred tax liability	(164,539)

Total identifiable net assets	899,361
Preferred shares	(221,304)
Goodwill	331,133

Total purchase price	1,009,190
Less cash acquired	(22,683)

Cash paid, net of cash acquired	$986,507

Schedule of pro forma results of operations

	Unaudited
	Years ended December 31,
	2011	2010
Total project revenue	$694,162	$669,985
Net income (loss) attributable to Atlantic Power Corporation	(95,772)	(2,462)
Net income (loss) per share attributable to Atlantic Power Corporation shareholders:
Basic	$(0.85)	$(0.02)
Diluted	$(0.85)	$(0.02)

Cadillac
Acquisition and divestments
Schedule of allocation of the purchase price

Recognized amounts of identifiable assets acquired and liabilities assumed:
Working capital	$5,643
Property, plant and equipment	42,101
Power purchase agreements	36,420
Interest rate swap derivative	(4,038)
Project-level debt	(43,131)

Total purchase price	36,995
Less cash acquired	(1,870)

Cash paid, net of cash acquired	$35,125

Rollcast Energy, Inc.
Acquisition and divestments
Schedule of allocation of the purchase price

Fair value of consideration transferred:
Cash	$1,200
Other items to be allocated to identifiable assets acquired and liabilities assumed:
Fair value of our investment in Rollcast at the acquisition date	2,758
Fair value of noncontrolling interest in Rollcast	3,410
Gain recognized on the step acquisition	211

Total	$7,579

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,524
Property, plant and equipment	130
Prepaid expenses and other assets	133
Capitalized development costs	2,705
Trade and other payables	(448)

Total identifiable net assets	4,044
Goodwill	3,535

$7,579

Equity method investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity method investments
Schedule of equity method investments

		Carrying value as of December 31,
	Percentage of Ownership as of December 31, 2011
Entity name		2011	2010
Frederickson	50.0%	166,837	—
Orlando Cogen, LP	50.0%	25,955	31,543
Badger Creek Limited	50.0%	6,477	7,839
Onondaga Renewables, LLC	50.0%	291	1,761
Topsham Hydro Assets	50.0%	—	8,500
Koma Kulshan Associates	49.8%	5,856	6,491
Chambers Cogen, LP	40.0%	143,797	139,855
Delta-Person, LP	40.0%	—	—
Rockland Wind Farm	30.0%	12,500	—
Idaho Wind Partners 1, LLC	27.6%	36,143	41,376
Selkirk Cogen Partners, LP	18.5%	47,357	53,575
Gregory Power Partners, LP	17.1%	3,520	3,662
PERH	14.3%	25,609	—
Other	—	9	203

Total		$474,351	$294,805

Schedule of equity in earnings (loss) of unconsolidated affiliates

	Year Ended December 31,
Entity name	2011	2010	2009
Chambers Cogen, LP	$7,739	$13,144	$6,599
Orlando Cogen, LP	863	2,031	3,152
Gregory Power Partners, LP	524	2,162	1,791
Koma Kulshan Associates	483	452	458
Frederickson	444	—	—
Onondaga Renewables, LLC	(1,761)	(320)	(600)
Idaho Wind Partners 1, LLC	(1,563)	(126)	—
Selkirk Cogen Partners, LP	(406)	(3,454)	(280)
Badger Creek Limited	(4)	749	1,948
Delta-Person, LP	—	—	(644)
Topsham Hydro Assets	—	(436)	1,506
Rumford Cogeneration, LP	—	(359)	(1,904)
Mid-Georgia Cogen, LP	—	—	(2,686)
Rollcast Energy, Inc. (Note 3(f))	—	(66)	(267)
Other	37	—	(559)

Total	6,356	13,777	8,514
Distributions from equity method investments	(21,889)	(16,843)	(27,884)

Equity in earnings (loss) of unconsolidated affiliates, net of distributions	$(15,533)	$(3,066)	$(19,370)

Summarized balance sheet information

	2011	2010	2009
Assets
Current assets
Chambers	$9,937	$11,391	$10,356
Orlando	6,892	6,965	6,725
Gregory	3,933	3,063	11,358
Selkirk	15,852	11,782	9,431
Badger Creek	766	2,714	2,567
Other	10,671	7,563	2,043
Non-Current assets
Chambers	245,842	253,388	259,989
Orlando	23,805	29,419	34,975
Gregory	16,092	19,490	12,351
Selkirk	47,737	65,036	78,748
Badger Creek	6,011	6,645	9,177
Other	313,142	128,763	34,631

	$700,680	$546,219	$472,351
Liabilities
Current liabilities
Chambers	$16,016	$15,914	$16,898
Orlando	4,742	4,841	5,313
Gregory	3,132	3,421	4,118
Selkirk	14,743	17,371	13,495
Badger Creek	300	1,520	1,795
Other	10,980	76,910	1,704
Non-Current liabilities
Chambers	95,966	109,010	123,946
Orlando	—	—	—
Gregory	13,373	15,470	16,660
Selkirk	1,489	5,872	17,654
Badger Creek	—	—	—
Other	65,588	1,085	11,538

	$226,329	$251,414	$213,121

Summarized operating results information

	Three months ended March 31,
	2012	2011
Revenue
Chambers	$13,227	$13,269
Badger Creek	1,179	3,316
Gregory	4,315	7,181
Orlando	10,812	9,926
Selkirk	12,062	10,902
Other	11,733	1,821

	53,328	46,415
Project expenses
Chambers	9,753	9,380
Badger Creek	1,137	2,983
Gregory	5,780	6,630
Orlando	10,093	9,463
Selkirk	10,335	12,659
Other	8,394	1,428

	45,492	42,543
Project other income (expense)
Chambers	(1,193)	(427)
Badger Creek	(4)	—
Gregory	(83)	(38)
Orlando	(14)	(30)
Selkirk	(65)	(1,636)
Other	(3,530)	(430)

	(4,889)	(2,561)
Project income (loss)
Chambers	2,281	3,462
Badger Creek	38	333
Gregory	(1,548)	513
Orlando	705	433
Selkirk	1,662	(3,393)
Other	(191)	(37)

	2,947	1,311

Operating results
Revenue
Chambers	$49,336	$55,469	$50,745
Orlando	40,345	42,062	41,911
Gregory	28,474	31,291	28,477
Selkirk	54,613	51,915	47,577
Badger Creek	6,546	13,485	12,861
Mid-Georgia	—	—	6,521
Other	16,499	3,501	23,327

	195,813	197,723	211,419
Project expenses
Chambers	39,358	38,377	40,540
Orlando	39,414	39,898	38,694
Gregory	27,440	27,324	24,893
Selkirk	49,595	48,496	44,045
Badger Creek	6,526	11,723	10,897
Mid-Georgia	—	—	6,519
Other	12,126	2,049	22,560

	174,459	167,867	188,148
Project other income (expense)
Chambers	(2,239)	(3,948)	(3,606)
Orlando	(68)	(133)	(65)
Gregory	(510)	(1,805)	(1,793)
Selkirk	(5,424)	(6,873)	(3,812)
Badger Creek	(24)	(1,013)	(16)
Mid-Georgia	—	—	(2,688)
Other	(6,733)	(2,307)	(2,777)

	(14,998)	(16,079)	(14,757)
Project income (loss)
Chambers	$7,739	$13,144	$6,599
Orlando	863	2,031	3,152
Gregory	524	2,162	1,791
Selkirk	(406)	(3,454)	(280)
Badger Creek	(4)	749	1,948
Mid-Georgia	—	—	(2,686)
Other	(2,360)	(855)	(2,010)

	6,356	13,777	8,514

Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory
Schedule of inventories

	December 31,
	2011	2010
Parts and other consumables	$11,884	$3,592
Fuel	6,744	1,906

Total inventory	$18,628	$5,498

Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment
Schedule of property, plant and equipment
Depreciable Lives
Land	$8,868	$3,321
Office equipment, machinery and other	7,633	8,040	3 – 10 years
Leasehold improvements	3,413	2,810	7 – 15 years
Plant in service	1,487,375	349,411	1 – 45 years

	1,507,289	363,582
Foreign currency translation adjustment	(2,748)	—
Less accumulated depreciation	(116,287)	(91,752)

	$1,388,254	$271,830

Goodwill, transmission system rights and other intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill, transmission system rights and other intangible assets and liabilities
Schedule of changes in the carrying amount of goodwill

	Northeast	Northwest	Southwest	Un-allocated Corporate	Total
Balance at December 31, 2009	$—	$—	$8,918	$—	$8,918
Acquisition of businesses	—	—	—	3,535	3,535

Balance at December 31, 2010	—	—	8,918	3,535	12,453
Acquisition of businesses	135,268	138,263	57,602	—	331,133

Balance at December 31, 2011	$135,268	$138,263	$66,520	$3,535	$343,586

Schedule of components of intangible assets subject to amortization

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$231,669	$639,699	$33,845	$1,786	$675,330
Foreign currency translation adjustment	—	(877)	—	—	(877)
Less: accumulated amortization	(51,387)	(63,908)	(26,271)	—	(90,179)

Net carrying amount, December 31, 2011	$180,282	$574,914	$7,574	$1,786	$584,274

		Power Purchase and Fuel Supply Agreement Liabilities, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2011	$—	$(35,288)	$(38,106)	$—	$(73,394)
Foreign currency translation adjustment	—	127	121	—	248
Less: accumulated amortization	—	398	973	—	1,371

Net carrying amount, December 31, 2011	$—	$(34,763)	$(37,012)	$—	$(71,775)

		Other Intangible Assets, Net
	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements	Development Costs	Total
Gross balances, December 31, 2010	$231,669	$110,470	$33,845	$1,147	$145,462
Less: accumulated amortization	(43,535)	(39,190)	(17,810)	—	(57,000)

Net carrying amount, December 31, 2010	$188,134	$71,280	$16,035	$1,147	$88,462

Schedule of amortization of intangible assets

	2011	2010	2009
Transmission system rights	$7,852	$7,849	$7,849
Power purchase agreements	24,021	12,411	12,406
Fuel supply agreements	7,091	8,461	9,468

Total amortization	$38,964	$28,721	$29,723

Schedule of estimated future amortization for the next five years

Year Ended December 31,	Transmission System Rights	Power Purchase Agreements	Fuel Supply Agreements
2012	$7,849	$69,039	$1,722
2013	7,849	66,218	(5,852)
2014	7,849	55,282	(5,852)
2015	7,849	55,282	(5,852)
2016	7,849	55,282	(5,852)

Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other long-term liabilities
Schedule of other long-term liabilities

	2011	2010
Asset retirement obligations	$52,336	$—
Net pension liability	2,243	—
Deferred revenue	1,623	—
Other	1,657	2,376

	$57,859	$2,376

Schedule of asset retirement obligations in acquisition of CPILP

2011
Asset retirement obligations beginning of year	$—
Asset retirement obligations assumed in acquisition	52,230
Accretion of asset retirement obligations	223
Foreign currency translation adjustments	(117)

Asset retirement obligations, end of year	$52,336

Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term debt.
Schedule of long-term debt

	March 31, 2012	December 31, 2011	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$460,000	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	210,526	206,490	5.95%
Senior unsecured notes, due July 2014	190,000	190,000	5.90%
Senior unsecured notes, due August 2017	150,000	150,000	5.87%
Senior unsecured notes, due August 2019	75,000	75,000	5.97%
Non-Recourse Debt:
Epsilon Power Partners term facility, due 2019	34,608	34,982	7.40%
Path 15 senior secured bonds	145,880	145,879	7.90% – 9.00%
Auburndale term loan, due 2013	10,150	11,900	5.10%
Cadillac term loan, due 2025	39,631	40,231	6.02% – 8.00%
Piedmont construction loan, due 2013	108,863	100,796	Libor plus 3.50%
Canadian Hills construction loan, due 2013	176,149	—	Libor plus 3.00%
Purchase accounting fair value adjustments	10,398	10,580
Less current maturities	(246,520)	(20,958)

Total long-term debt	$1,364,685	$1,404,900

	December 31, 2011	December 31, 2010	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$—	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	206,490	—	5.95%
Senior unsecured notes, due July 2014	190,000	—	5.90%
Senior unsecured notes, due August 2017	150,000	—	5.87%
Senior unsecured notes, due August 2019	75,000	—	5.97%
Non-Recourse Debt:
Epsilon Power Partners term faciliy, due 2019	34,982	36,482	7.40%
Path 15 senior secured bonds	145,879	153,868	7.90% – 9.00%
Auburndale term loan, due 2013	11,900	21,700	5.10%
Cadillac term loan, due 2025	40,231	42,531	6.02% – 8.00%
Piedmont construction loan, due 2013	100,796	—	Libor plus 3.50%
Purchase accounting fair value adjustments	10,580	11,305
Less current maturities	(20,958)	(21,587)

Total long-term debt	$1,404,900	$244,299

Schedule of principal payments on the maturities of debt due in next five years

2012	$20,958
2013	75,059
2014	209,854
2015	21,771
2016	21,677
Thereafter	1,065,959

$1,415,278

Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2011
Convertible debentures
Schedule of outstanding convertible debentures

	6.5% Debentures due 2014	6.25% Debentures due 2017	5.6% Debentures due 2017	Total
Balance at December 31, 2009 (Cdn$)	60,000	86,250	—	146,250
Principal amount converted to equity (Cdn$)	(4,199)	(3,126)	—	(7,325)
Issuance of 5.6% Debentures	—	—	80,500	80,500

Balance at December 31, 2010 (Cdn$)	55,801	83,124	80,500	219,425
Principal amount converted to equity (Cdn$)	(10,948)	(15,691)	—	(26,639)

Balance at December 31, 2011 (Cdn$)	44,853	67,433	80,500	192,786
Balance at December 31, 2011 (US$)	$44,103	$66,306	$79,154	$189,563
Common shares issued on conversion during the year ended December 31, 2011	882,893	1,206,992	—	2,089,885

Fair value of financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Schedule of estimated carrying values and fair values of financial instruments

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$60,651	$60,651	$45,497	$45,497
Restricted cash	21,412	21,412	15,744	15,744
Derivative assets current	10,411	10,411	8,865	8,865
Derivative assets non-current	22,003	22,003	17,884	17,884
Derivative liabilities current	20,592	20,592	10,009	10,009
Derivative liabilities non-current	33,170	33,170	21,543	21,543
Revolving credit facility and long-term debt, including current portion	1,483,858	1,462,474	265,886	281,491
Convertible debentures	189,563	207,888	220,616	242,316

Schedule of recurring measurements of fair value hierarchy of financial assets and liabilities

	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$106,609	$—	$—	$106,609
Restricted cash	27,761	—	—	27,761
Derivative instruments asset	—	27,199	—	27,199

Total	$134,370	$27,199	$—	$161,569

Liabilities:
Derivative instruments liability	$—	$159,903	$—	$159,903

Total	$—	$159,903	$—	$159,903

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$45,497	$—	$—	$45,497
Restricted cash	15,744	—	—	15,744
Derivative instruments asset	—	26,749	—	26,749

Total	$61,241	$26,749	$—	$87,990

Liabilities:
Derivative instruments liability	$—	$31,552	$—	$31,552

Total	$—	$31,552	$—	$31,552

Accounting for derivative instruments and hedging activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting for derivative instruments and hedging activities
Schedule of notional volumes of forecasted transactions

	Units	March 31, 2012	December 31, 2011
Natural gas swaps	Natural gas (Mmbtu)	12,870	14,140
Gas purchase agreements	Natural gas (GJ)	31,785	33,957
Interest rate swaps	Interest (US$)	$51,376	$52,711
Currency forwards	Cdn$	$248,986	$312,533

	Units	December 31, 2011	December 31, 2010
Natural gas swaps	Natural gas (Mmbtu)	14,140	15,540
Interest rate swaps	Interest (US$)	$52,711	$44,228
Currency forwards	Cdn$	$312,533	$219,800

Schedule of fair value of derivative instruments

	March 31, 2012
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,747
Interest rate swaps long-term	—	4,627

Total derivative instruments designated as cash flow hedges	—	6,374

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,755
Interest rate swaps long-term	—	7,919
Foreign currency forward contracts current	10,610	—
Foreign currency forward contracts long-term	16,589	—
Natural gas swaps current	—	16,706
Natural gas swaps long-term	—	19,838
Gas purchase agreements current	—	28,960
Gas purchase agreements long-term	—	77,351

Total derivative instruments not designated as cash flow hedges	27,199	153,529

Total derivative instruments	$27,199	$159,903

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2010
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$2,124
Interest rate swaps long-term	—	2,626

Total derivative instruments designated as cash flow hedges	—	4,750

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	1,286
Interest rate swaps long-term	3,299	2,000
Foreign currency forward contracts current	8,865	—
Foreign currency forward contracts long-term	14,585	—
Natural gas swaps current	—	6,599
Natural gas swaps long-term	—	16,917

Total derivative instruments not designated as cash flow hedges	26,749	26,802

Total derivative instruments	$26,749	$31,552

Schedule of changes in OCI attributable to derivative financial instruments

For the three month period ended March 31, 2012	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)
Change in fair value of cash flow hedges	15	—	15
Realized from OCI during the period	287	(57)	230

Accumulated OCI balance at March 31, 2012	$(1,402)	$264	$(1,138)

For the three month period ended March 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2010	$(427)	$682	$255
Change in fair value of cash flow hedges	721	—	721
Realized from OCI during the period	(360)	(89)	(449)

Accumulated OCI balance at March 31, 2011	$(66)	$593	$527

For the year ended December 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2011	$(427)	$682	$255
Change in fair value of cash flow hedges	(2,647)	—	(2,647)
Realized from OCI during the period	1,370	(361)	1,009

Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)

Gains (losses) expected to be realized from OCI in the next 12 months, net of $471 tax	$936	$(230)	$706

For the year ended December 31, 2010	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2010	$(538)	$(321)	$(859)
Change in fair value of cash flow hedges	(360)	—	(360)
Realized from OCI during the period	471	1,003	1,474

Accumulated OCI balance at December 31, 2010	$(427)	$682	$255

For the year ended December 31, 2009	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2009	$(501)	$(2,635)	$(3,136)
Change in fair value of cash flow hedges	(565)	(1,985)	(2,550)
Realized from OCI during the period	528	4,299	4,827

Accumulated OCI balance at December 31, 2009	$(538)	$(321)	$(859)

Realized (gains) and losses
Gains and losses for derivative instruments
Schedule of (gains) and losses for derivative instruments not designated as cash flow hedges
	Year ended December 31,
				Classification of (gain) loss recognized in income
	2011	2010	2009
Natural gas swaps	Fuel	$9,269	$9,141	$10,089
Interest rate swaps	Interest, net	4,166	1,664	1,446
Foreign currency forwards	Foreign exchange (gain) loss	5,201	(6,625)	(3,864)

Unrealized gains and losses
Gains and losses for derivative instruments
Schedule of (gains) and losses for derivative instruments not designated as cash flow hedges

The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Fuel	$4,815	$2,476
Gas purchase agreements	Fuel	10,829	—
Foreign currency forwards	Foreign exchange (gain) loss	(11,930)	(2,537)
Interest rate swaps	Interest, net	1,157	976

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Change in fair value of derivatives	$1,795	$2,883
Gas purchase agreements	Change in fair value of derivatives	57,877	—
Interest rate swaps	Change in fair value of derivatives	(1,550)	678

		$58,122	$4,239

Foreign currency forwards	Foreign exchange (gain) loss	$5,210	$(3,436)

	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Change in fair value of derivatives	$10,540	$17,470	$(7,182)
Interest rate swaps	Change in fair value of derivatives	12,236	(3,423)	369

		$22,776	$14,047	$(6,813)

Forward currency forwards	Foreign exchange (gain) loss	$14,211	$(3,542)	$(31,138)

Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Schedule of components of income tax expenses (benefit)

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

Schedule of reconciliation of income taxes calculated at the Canadian enacted statutory rate to the provision for income taxes in the consolidated statements of operations
	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)

Schedule of significant portions of the deferred tax assets and deferred tax liabilities
	2011	2010
Deferred tax assets:
Intangible assets	$—	$37,488
Loss carryforwards	122,472	58,702
Other accrued liabilities	28,059	18,869
Issuance costs	6,532	2,312
Disallowed interest carryforward	9,189	—
Unrealized foreign exchange gain	441	—
Other	—	130

Total deferred tax assets	166,693	117,501
Valuations allowance	(89,020)	(79,420)

	77,673	38,081
Deferred tax liabilities:
Intangible assets	(121,055)	—
Property, plant and equipment	(133,689)	(66,535)
Natural gas and interest rate hedges	—	(170)
Derivative contracts	(4,752)	—
Unrealized foreign exchange gain	—	(815)
Other long-term investments	(921)	—
Other	(181)	—

Total deferred tax liabilities	(260,598)	(67,520)

Net deferred tax liability	$(182,925)	$(29,439)

Summary of the net deferred tax position
	2011	2010
Long-term deferred tax liabilities, net	(182,925)	(29,439)

Net deferred tax liabilities	$(182,925)	$(29,439)

Schedule of amounts of net operating loss carryforwards and their expiration years

2022	$4,245
2023	9,320
2024	8,504
2025	243
2026	5,865
2027	70,447
2028	103,477
2029	79,911
2030	25,941
2031	44,922

$352,875

Long-term incentive plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term incentive plan
Schedule of changes in outstanding LTIP notional units

	Units	Grant Date Weighted-Average Price per Unit
Outstanding at December 31, 2011	485,781	$11.49
Granted	209,009	$14.65
Additional shares from dividends	8,172	$12.02
Vested	(231,687)	$10.10

Outstanding at March 31, 2012	471,275	$13.81

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2008	263,592	$9.76
Granted	267,408	5.76
Additional shares from dividends	49,540	7.80
Vested and redeemed	(109,260)	9.71

Outstanding at December 31, 2009	471,280	7.30
Granted	305,112	13.29
Additional shares from dividends	46,854	9.54
Vested and redeemed	(222,265)	7.94

Outstanding at December 31, 2010	600,981	10.28
Granted	216,110	14.02
Additional shares from dividends	36,204	11.04
Forfeitures	(103,991)	11.55
Vested and redeemed	(263,523)	9.40

Outstanding at December 31, 2011	485,781	$11.49

Schedule of assumptions for calculation of simulated total shareholder return under the Monte Carlo model

	March 31, 2012	December 31, 2011
Weighted average risk free rate of return	0.19 – 0.51%	0.15 – 0.28%
Dividend yield	8.30%	7.90%
Expected volatility—Company	22.2%	22.2%
Expected volatility—peer companies	17.1 – 112.8%	17.3 – 112.9%
Weighted average remaining measurement period	1.92 years	0.87 years

	Year ended December 31, 2011	Year ended December 31, 2010
Weighted average risk free rate of return	0.15 – 0.28%	0.71%
Dividend yield	7.90%	9.39%
Expected volatility – Company	22.2%	40.0%
Expected volatility – peer companies	17.3 – 112.9%	25.0 – 55.0%
Weighted average remaining measurement period	0.87 years	1.43 years

Defined benefit plan (Tables)	12 Months Ended
Dec. 31, 2011
Defined benefit plan
Schedule of components of net annual periodic pension cost
2011
Service cost benefits earned	$103
Interest cost on benefit obligation	91
Expected return on plan assets	(89)

Net period benefit cost	$105

Schedule of comparison of the pension benefit obligation and related plan assets
2011
Benefit obligation at November 5, 2011	$(11,909)
Service cost	(103)
Interest cost	(90)
Actuarial loss	(599)
Employee contributions	(11)
Foreign currency translation adjustment	(13)

Benefit obligation at December 31, 2011	(12,725)

Fair value of plan assets at November 5, 2011	10,525
Actual return on plan assets	(65)
Employee contributions	11
Foreign currency translation adjustment	11

Fair value of plan assets at December 31, 2011	10,482

Funded status at December 31, 2011—excess of obligation over assets	$(2,243)

Schedule of amount recognized in the balance sheet
2011
Non-current liabilities	$2,243

Schedule of amounts recognized in accumulated OCI that have not yet been recognized as components of net periodic benefit cost
2011
Unrecognized loss	$489

Schedule of significant components of pension plan
2011
Projected benefit obligation	$12,725
Accumulated benefit obligation	9,900
Fair value of plan assets	10,482

Schedule of fair values of the pension plan's assets by asset category and level within the fair value hierarchy
	Level 1	Level 2	Level 3	Total
Common/Collective Trust Canadian equity investments	$	$3,166	$—	$3,166
Common/Collective Trust U.S. equity investments		1,429	—	1,429
Common/Collective Trust International equity investments		1,383	—	1,383
Common/Collective Trust Corporate bond investment—fixed income		4,200	—	4,200
Common/Collective Trust Other fixed income		304	—	304

Total	$	$10,482	$—	$10,482

Schedule of significant assumptions used to calculate benefit obligations

2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of compensation increase	3.00% – 4.00%

Schedule of significant assumptions used to calculate benefit expense
2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of return on plan assets	5.50%
Rate of compensation increase	3.0% – 4.0%

Schedule of pension plan assets weighted average allocations
2011
Canadian equity	30%
U.S. equity	14%
International equity	13%
Canadian fixed income	40%
International fixed income	3%

100%

Schedule of expected future benefit payments
2011
2012	$225
2013	252
2014	293
2015	319
2016	362
2017 – 2021	412

Basic and diluted earnings (loss) per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basic and diluted earnings (loss) per share
Schedule of diluted net income and potentially dilutive shares utilized in the per share calculation

	2012	2011
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$(42,292)	$6,136
Denominator:
Weighted average basic shares outstanding	113,578	67,654
Dilutive potential shares:
Convertible debentures	13,252	14,809
LTIP notional units	478	517

Potentially dilutive shares	127,308	82,980

Diluted EPS	$(0.37)	$0.09

	2011	2010	2009
Numerator:
Net loss attributable to Atlantic Power Corporation	$(38,408)	$(3,752)	$(38,486)
Denominator:
Weighted average basic shares outstanding	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures	13,962	12,339	5,095
LTIP notional units	438	542	476

Potentially dilutive shares	91,866	74,587	66,203

Diluted EPS	$(0.50)	$(0.06)	$(0.63)

Segment and geographic information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Schedule of segment and related information

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2012:
Operating revenues	$66,926	$41,751	$15,300	$42,696	$937	$167,610
Segment assets	1,198,652	431,046	825,138	940,675	80,199	3,475,710
Project Adjusted EBITDA	$42,398	$21,674	$13,439	$18,764	$(3,424)	$92,851
Change in fair value of derivative instruments	58,016	406	—	—	—	58,422
Depreciation and amortization	17,447	9,372	10,426	12,657	43	49,945
Interest, net	4,738	169	1,096	2,808	57	8,868
Other project (income) expense	242	14	7	82	(79)	266

Project (loss) income	(38,045)	11,713	1,910	3,217	(3,445)	(24,650)
Administration	—	—	—	—	7,833	7,833
Interest, net	—	—	—	—	22,036	22,036
Foreign exchange loss	—	—	—	—	986	986

Loss from operations before income taxes	(38,045)	11,713	1,910	3,217	(34,300)	(55,505)
Income tax expense (benefit)	—	—	—	—	(16,291)	(16,291)

Net income (loss)	$(38,045)	$11,713	$1,910	$3,217	$(18,009)	$(39,214)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2011:
Operating revenues	$4,547	$41,426	$—	$7,644	$48	$53,665
Segment assets	288,774	360,763	47,156	226,542	84,566	1,007,801
Project Adjusted EBITDA	$7,488	$19,588	$866	$8,501	$(450)	$35,993
Change in fair value of derivative instruments	490	(3,274)	—	—	—	(2,784)
Depreciation and amortization	4,596	9,434	439	2,961	7	17,437
Interest, net	2,434	309	370	3,089	38	6,240
Other project (income) expense	200	31	—	—	—	231

Project income	(232)	13,088	57	2,451	(495)	14,869
Administration	—	—	—	—	4,054	4,054
Interest, net	—	—	—	—	3,968	3,968
Foreign exchange loss	—	—	—	—	(658)	(658)

Income from operations before income taxes	(232)	13,088	57	2,451	(7,859)	7,505
Income tax expense	—	—	—	—	1,523	1,523

Net income (loss)	$(232)	$13,088	$57	$2,451	$(9,382)	$5,982

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2011:
Operating revenues	$58,201	$160,911	$8,982	$55,501	$1,300	$284,895
Segment assets	1,153,627	428,996	798,475	743,574	123,755	3,248,427
Goodwill	135,268	—	138,263	66,520	3,535	343,586
Capital expenditures	965	113,826	65	169	82	115,107
Project Adjusted EBITDA	$59,299	$79,445	$11,363	$37,717	$(2,546)	$185,278
Change in fair value of derivative instruments	3,624	22,031	—	—	(321)	25,334
Depreciation and amortization	30,818	37,627	9,554	17,495	70	95,564
Interest, net	11,512	1,022	2,877	12,538	41	27,990
Other project (income) expense	2,406	67	(206)	26	118	2,411

Project income	10,939	18,698	(862)	7,658	(2,454)	33,979
Administration	—	—	—	—	38,108	38,108
Interest, net	—	—	—	—	25,998	25,998
Foreign exchange loss	—	—	—	—	13,838	13,838

Loss from operations before income taxes	10,939	18,698	(862)	7,658	(80,398)	(43,965)
Income tax expense (benefit)	—	—	—	—	(8,324)	(8,324)

Net income (loss)	$10,939	$18,698	$(862)	$7,658	$(72,074)	$(35,641)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2010:
Operating revenues	$596	$163,205	$—	$30,318	$1,137	$195,256
Segment assets	285,711	342,608	47,687	222,437	114,569	1,013,012
Goodwill	—	—	—	8,918	3,535	12,453
Capital expenditures	123	46,397	—	—	175	46,695
Project Adjusted EBITDA	$36,030	$78,245	$736	$37,867	$(294)	$152,584
Change in fair value of derivative instruments	3,470	14,173	—	—	—	17,643
Depreciation and amortization	15,653	37,630	364	12,100	44	65,791
Interest, net	8,321	1,611	(1)	13,700	(3)	23,628
Other project (income) expense	1,592	135	47	2,080	(211)	3,643

Project income	6,994	24,696	326	9,987	(124)	41,879
Administration	—	—	—	—	16,149	16,149
Interest, net	—	—	—	—	11,701	11,701
Foreign exchange gain	—	—	—	—	(1,014)	(1,014)
Other income, net	—	—	—	—	(26)	(26)

Income from operations before income taxes	6,994	24,696	326	9,987	(26,934)	15,069
Income tax expense (benefit)	—	—	—	—	18,924	18,924

Net income (loss)	$6,994	$24,696	$326	$9,987	$(45,858)	$(3,855)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2009:
Operating revenues	$—	$148,517	$—	$31,000	$—	$179,517
Segment assets	199,959	327,844	7,003	232,179	102,591	869,576
Goodwill	—	—	—	8,918	—	8,918
Capital expenditures	—	1,954	—	—	62	2,016
Project Adjusted EBITDA	$32,435	$75,265	$822	$35,891	$(234)	$144,179
Change in fair value of derivative instruments	(1,569)	6,616	—	—	—	5,047
Depreciation and amortization	14,286	41,014	365	11,964	14	67,643
Interest, net	10,450	6,084	(1)	14,960	18	31,511
Other project (income) expense	6,672	(15,788)	—	679	—	(8,437)

Project income	2,596	37,339	458	8,288	(266)	48,415
Administration	—	—	—	—	26,028	26,028
Interest, net	—	—	—	—	55,698	55,698
Foreign exchange loss	—	—	—	—	20,506	20,506
Other expense, net	—	—	—	—	362	362

Loss from operations before income taxes	2,596	37,339	458	8,288	(102,860)	(54,179)
Income tax expense (benefit)	—	—	—	—	(15,693)	(15,693)

Net income (loss)	$2,596	$37,339	$458	$8,288	$(87,167)	$(38,486)

Schedule of revenue and assets by country

	Revenue		Property, Plant and Equipment, net
	2012	2011	2012	2011
United States	$104,325	$53,665	$972,213	$284,018
Canada	63,285	—	577,413	—

Total	$167,610	$53,665	$1,549,626	$284,018

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010
United States	$249,109	$195,256	$179,517	$816,744	$271,830
Canada	35,786	—	—	571,510	—

Total	$284,895	$195,256	$179,517	$1,388,254	$271,830

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Schedule of future minimum lease commitments under operating leases

Future minimum lease commitments under operating leases for the years ending after December 31, 2011, are as follows (in thousands):

2012	$1,149
2013	942
2014	619
2015	404
2016	335
Thereafter	1,609

$5,058

Schedule of estimated commitments under transmission, interconnection and long-term service agreements
As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$9,102
2013	6,671
2014	2,752
2015	2,822
2016	2,894
Thereafter	22,663

$46,904

Schedule of estimated commitments under fuel supply and transportation agreements

As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$67,712
2013	61,303
2014	64,214
2015	64,449
2016	66,006
Thereafter	66,732

$390,416

Unaudited selected quarterly financial data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited selected quarterly financial data
Schedule of unaudited selected quarterly financial data

	Quarter Ended
	2011
(In millions, except per share data)	December 31,	September 30,	June 30,	March 31,
Project revenue	$125,639	$52,333	$53,258	$53,665
Project income	1,728	4,351	13,031	14,869
Net income (loss) attributable to Atlantic Power Corporation	(29,830)	(27,900)	13,186	6,136
Weighted average number of common shares outstanding—basic	113,088	68,910	68,573	67,654
Net income (loss) per weighted average common share—basic	$(0.26)	$(0.40)	$0.19	$0.09
Weighted average number of common shares outstanding—diluted	113,088	68,910	82,939	82,980
Net income (loss) per weighted average common share—diluted*	$(0.26)	$(0.40)	$0.18	$0.09
*
The calculation excludes potentially dilutive shares from convertible debentures because their impact would be anti-dilutive.

	Quarter Ended
	2010
(In millions, except per share data)	December 31,	September 30,	June 30,	March 31,
Project revenue	$46,092	$54,039	$47,904	$47,221
Project income	14,840	7,634	15,541	3,864
Net income (loss) attributable to Atlantic Power Corporation	1,304	(438)	1,445	(6,063)
Weighted average number of common shares outstanding—basic	65,388	60,511	60,481	60,404
Net income (loss) per weighted average common share—basic	$0.02	$(0.01)	$0.02	$(0.10)
Weighted average number of common shares outstanding—diluted	80,966	60,511	72,363	60,404
Net income (loss) per weighted average common share—diluted*	$0.02	$(0.01)	$0.02	$(0.10)
*
The calculation excludes potentially dilutive shares from convertible debentures because their impact would be anti-dilutive.

Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consolidating financial information
Schedule of consolidating balance sheet

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Assets
Current Assets:
Cash and cash equivalents	$100,827	$(78)	$5,860	$—	$106,609
Restricted cash	27,761	—	—	—	27,761
Accounts receivable	89,392	17,477	2,996	(50,364)	59,501
Prepayments, supplies, and other	39,555	1,167	1,139	—	41,861
Other current assets	4,055	—	8,856	—	12,911

Total current assets	261,590	18,566	18,851	(50,364)	248,643
Property, plant, and equipment, net	1,375,605	175,087	—	(1,066)	1,549,626
Transmission system rights	178,319	—	—	—	178,319
Equity investments in unconsolidated affiliates	5,053,320	—	865,104	(5,441,326)	477,098
Other intangible assets, net	582,491	166,067	—	(150,925)	597,633
Goodwill	285,358	58,228	—	—	343,586
Other assets	483,401	—	438,639	(841,235)	80,805

Total assets	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$99,992	$4,704	$38,672	$(50,364)	$93,004
Revolving credit facility	22,800		50,000		72,800
Current portion of long-term debt	246,520	—	—	—	246,520
Other current liabilities	51,308	—	13,468	—	64,776

Total current liabilities	420,620	4,704	102,140	(50,364)	477,100
Long-term debt	714,685	190,000	460,000	—	1,364,685
Convertible debentures	—	—	193,269	—	193,269
Other non-current liabilities	1,214,271	8,135	948	(841,235)	382,119
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,094,502	208,991	1,217,893	(5,303,493)	1,217,893
Accumulated other comprehensive income (loss)	12,216	—	—	—	12,216
Retained deficit	539,619	6,118	(651,656)	(289,824)	(395,743)

Total Atlantic Power Corporation shareholders' equity	5,867,641	215,109	566,237	(5,593,317)	1,055,670

Noncontrolling interest	2,867	—	—	—	2,867

Total equity	5,870,508	215,109	566,237	(5,593,317)	1,058,537

Total liabilities and equity	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Assets
Current assets:
Cash and cash equivalents	$58,370	$(15)	$2,296	$—	$60,651
Restricted cash	21,412	—	—	—	21,412
Accounts receivable	93,855	13,637	12,088	(40,572)	79,008
Current portion of derivative instruments asset	3,519	—	6,892	—	10,411
Prepayments, supplies, and other	24,436	1,225	582	—	26,243
Deferred income taxes	—	—	—	—	—
Refundable income taxes	3,012	—	30	—	3,042

Total current assets	204,604	14,847	21,888	(40,572)	200,767
Property, plant, and equipment, net	1,213,080	176,017	—	(843)	1,388,254
Transmission system rights	180,282	—	—	—	180,282
Equity investments in unconsolidated affiliates	5,109,196	—	870,279	(5,505,124)	474,351
Other intangible assets, net	415,454	168,820	—	—	584,274
Goodwill	285,358	58,228	—	—	343,586
Derivative instruments asset	15,490	—	6,513	—	22,003
Other assets	463,110	—	433,035	(841,235)	54,910

Total assets	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$97,129	$7,241	$16,500	$(40,572)	$80,298
Revolving credit facility	8,000		$50,000		58,000
Current portion of long-term debt	20,958	—	—	—	20,958
Current portion of derivative instruments liability	20,592	—	—	—	20,592
Interest payable on convertible debentures	—	—	1,708	—	1,708
Dividends payable	36	—	10,697	—	10,733
Other current liabilities	165	—	—	—	165

Total current liabilities	146,880	7,241	78,905	(40,572)	192,454
Long-term debt	754,900	190,000	460,000	—	1,404,900
Convertible debentures	—	—	189,563	—	189,563
Derivative instruments liability	33,170	—	—	—	33,170
Deferred income taxes	182,925	—	—	—	182,925
Other non-current liabilities	961,899	8,072	898	(841,235)	129,634
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,156,644	208,991	1,217,265	(5,365,635)	1,217,265
Accumulated other comprehensive income (loss)	(5,193)	—	—	—	(5,193)
Retained deficit	431,018	3,608	(614,916)	(140,332)	(320,622)

Total Atlantic Power Corporation shareholders' equity	5,803,773	212,599	602,349	(5,505,967)	1,112,754

Noncontrolling interest	3,027	—	—	—	3,027

Total equity	5,806,800	212,599	602,349	(5,505,967)	1,115,781

Total liabilities and equity	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Consolidating statement of operations

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Project revenue:
Total project revenue	$157,118	$10,617	$—	$(125)	$167,610

Project expenses:
Fuel	62,099	—	—	—	62,099
Project operations and maintenance	30,067	1,636	(128)	(75)	31,500
Depreciation and amortization	32,705	3,763	—	—	36,468

	124,871	5,399	(128)	(75)	130,067
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	—	—	—	(58,122)
Equity in earnings of unconsolidated affiliates	2,947	—	—	—	2,947
Interest expense, net	(4,325)	(2,708)	—	—	(7,033)
Other income, net	15	—	—	—	15

	(59,485)	(2,708)	—	—	(62,193)

Project income	(27,238)	2,510	128	(50)	(24,650)
Administrative and other expenses (income):
Administration expense	5,134	—	2,699	—	7,833
Interest, net	20,379	—	1,484	173	22,036
Foreign exchange loss	1,133	—	(147)	—	986

	26,646	—	4,036	173	30,855

Income (loss) from operations before income taxes	(53,884)	2,510	(3,908)	(223)	(55,505)
Income tax expense (benefit)	(16,291)	—	—	—	(16,291)

Net income (loss)	(37,593)	2,510	(3,908)	(223)	(39,214)
Net loss attributable to noncontrolling interest	(161)	—	—	—	(161)
Net income attributable to Preferred share dividends of a subsidiary company	3,239	—	—	—	3,239

Net income (loss) attributable to Atlantic Power Corporation	$(40,671)	$2,510	$(3,908)	$(223)	$(42,292)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Project revenue:
Energy sales	$97,053	$9,009	$—	$—	$106,062
Energy capacity revenue	131,362	—	—	—	131,362
Transmission services	30,087	—	—	—	30,087
Other	17,819	—	—	(435)	17,384

	276,321	9,009	—	(435)	284,895
Project expenses:
Fuel	93,993	—	—	—	93,993
Project operations and maintenance	55,334	851	922	(275)	56,832
Depreciation and amortization	60,999	2,639	—	—	63,638

	210,326	3,490	922	(275)	214,463
Project other income (expense):
Change in fair value of derivative instruments	(22,776)	—	—	—	(22,776)
Equity in earnings of unconsolidated affiliates	5,989	—	—	367	6,356
Interest expense, net	(16,694)	(1,911)	128	(1,576)	(20,053)
Other income, net	20	—	—	—	20

	(33,461)	(1,911)	128	(1,209)	(36,453)

Project income	32,534	3,608	(794)	(1,369)	33,979
Administrative and other expenses (income):
Administration expense	12,636	—	25,472	—	38,108
Interest, net	67,666	—	(41,668)	—	25,998
Foreign exchange loss	4,057	—	9,781	—	13,838

	84,359	—	(6,415)	—	77,944

Income (loss) from operations before income taxes	(51,825)	3,608	5,621	(1,369)	(43,965)
Income tax expense (benefit)	(8,566)	—	242	—	(8,324)

Net income (loss)	(43,259)	3,608	5,379	(1,369)	(35,641)
Net loss attributable to noncontrolling interest	(480)	—	—	—	(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,247	—	—	—	3,247

Net income (loss) attributable to Atlantic Power Corporation	$(46,026)	$3,608	$5,379	$(1,369)	$(38,408)

Consolidating statement of cash flows

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Net cash provided by operating activities	$30,019	$(46)	$36,519	$—	$66,492
Cash flows used in investing activities:
Acquisitions and investments, net of cash acquired	198	—	(198)	—	—
Change in restricted cash	(6,349)	—	—	—	(6,349)
Biomass development costs	(123)	—	—	—	(123)
Purchase of property, plant and equipment	(164,126)	(17)	—	—	(164,143)

Net cash used in investing activities	(170,400)	(17)	(198)	—	(170,615)
Cash flows provided by financing activities:
Repayment for long-term debt	(2,725)		—	—	(2,725)
Deferred finance costs	(10,179)		—	—	(10,179)
Proceeds from project-level debt	184,216		—	—	184,216
Payments for revolving credit facility borrowings	(8,000)	—	—	—	(8,000)
Proceeds from revolving credit facility borrowings	22,800	—	—	—	22,800
Dividends paid	(3,274)	—	(32,757)	—	(36,031)

Net cash provided by financing activities	182,838	—	(32,757)	—	150,081

Net increase in cash and cash equivalents	42,457	(63)	3,564	—	45,958
Cash and cash equivalents at beginning of period	58,370	(15)	2,296	—	60,651

Cash and cash equivalents at end of period	$100,827	$(78)	$5,860	$—	$106,609

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Cash flows from operating activities:
Net loss	$(44,628)	$3,608	$5,379	$—	$(35,641)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	60,999	2,639	—	—	63,638
Long-term incentive plan expense	3,167	—	—	—	3,167
Earnings from unconsolidated affiliates	(6,356)	—	—	—	(6,356)
Distributions from unconsolidated affiliates	13,552	—	8,337	—	21,889
Unrealized foreign exchange loss	4,105	—	4,531	—	8,636
Change in fair value of derivative instruments	22,776	—	—	—	22,776
Change in deferred income taxes	(9,908)	—	—	—	(9,908)
Change in other operating balances					—
Accounts receivable	23,952	(8,880)	298	(30,933)	(15,563)
Prepayments, refundable income taxes and other assets	1,783	583	(713)	—	1,653
Accounts payable and accrued liabilities	(46,561)	2,095	18,464	30,933	4,931
Other liabilities	(1,918)	—	(1,369)	—	(3,287)

Net cash provided by operating activities	20,963	45	34,927	—	55,935
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	12,143	—	(603,726)	—	(591,583)
Short-term loan to Idaho Wind	21,465	—	1,316	—	22,781
Change in restricted cash	(5,668)	—	—	—	(5,668)
Biomass development costs	(931)	—	—	—	(931)
Proceeds from sale of assets	8,500	—	—	—	8,500
Purchase of property, plant and equipment	(115,047)	(60)	—	—	(115,107)

Net cash (used in) provided by investing activities	(79,538)	(60)	(602,410)	—	(682,008)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	—		460,000	—	460,000
Proceeds from project-level debt	100,794		—	—	100,794
Proceeds from issuance of equity, net of offering costs	—	—	155,424	—	155,424
Deferred financing costs	—	—	(26,373)	—	(26,373)
Repayment of project-level debt	(21,589)	—	—	—	(21,589)
Proceeds from revolving credit facility borrowings	8,000	—	50,000	—	58,000
Dividends paid	(3,247)	—	(81,782)	—	(85,029)

Net cash provided by (used in) financing activities	83,958	—	557,269	—	641,227

Net (decrease) increase in cash and cash equivalents	25,383	(15)	(10,214)	—	15,154
Cash and cash equivalents at beginning of period	32,987	—	12,510	—	45,497

Cash and cash equivalents at end of period	$58,370	$(15)	$2,296	$—	$60,651

Nature of Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 MW kilovolt project mi province state	Dec. 31, 2011 MW kilovolt project province mi state
Nature of business
Net generating capacity of project (in MW)		2,140
Number of operational power generation projects	31	31
Number of states in which power generation projects operate	11	11
Number of provinces in which power generation projects operate	2	2
Number of biomass projects under construction in Georgia	1	1
Generating capacity of biomass project under construction in Georgia (in MW)	53	53
Length of electric transmission line located in California (in miles)	84	84
Capacity of electric transmission line located in California (in kilovolt)	500	500

Summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Deferred financing costs
Net carrying amount of deferred financing cost	$ 40.7	$ 16.7
Amortization expenses	$ 1.3	$ 1.2	$ 14.6
Property, plant and equipment
Estimated useful lives, minimum (in years)	1
Estimated useful lives, maximum (in years)	45
Transmission system rights
Transmission system rights
Right to use percentage of Path 15 transmission line in California	72.00%
Regulatory life (in years)	30
Capitalized maintenance costs
Property, plant and equipment
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	6
Maximum
Cash and cash equivalents
Original maturity period at the time of purchase by the entity for liquid investments to be classified as cash and cash equivalents (in days)	90
Deferred financing costs
Amortization period (in years)	28
Impairment of long-lived assets, non-amortizing intangible assets and equity method investments
Maximum percentage of ownership in entities in which consolidation is not required	50.00%
Minimum
Deferred financing costs
Amortization period (in years)	5

Summary of significant accounting policies (Details 2) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y swap
Derivative financial instruments
Number of interest rate swaps designated as cash flow hedges	2
Revenue Recognition
Period of occurrence for rate-making process (in years)	3
Long-term incentive plan
Long-term incentive plan
Cliff vesting period (in years)	3 years
Vesting period on ratable basis prior to amendment (in years)	3 years
Portion of vested notional units expected to be redeemed in cash	0.33
Portion of vested notional units expected to be redeemed in shares	0.67
Long-term incentive plan | Maximum
Long-term incentive plan
Vesting percentage of notional units	150.00%
Aggregate number of shares which may be issued from treasury	1.3

Acquisitions and divestments (Details)	1 Months Ended	3 Months Ended									12 Months Ended				1 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended		2 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended						1 Months Ended		1 Months Ended
	Nov. 30, 2011	Mar. 31, 2012 USD ($) MW	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) MW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Jul. 31, 2010 Idaho Wind Partners 1, LLC USD ($)	Jul. 02, 2010 Idaho Wind Partners 1, LLC USD ($)	Jul. 31, 2010 Revolving credit facility before amendment Idaho Wind Partners 1, LLC USD ($)	Mar. 31, 2012 Northeast USD ($)	Mar. 31, 2011 Northeast USD ($)	Dec. 31, 2011 Northeast USD ($)	Dec. 31, 2010 Northeast USD ($)	Dec. 31, 2009 Northeast USD ($)	Mar. 31, 2012 Northwest USD ($)	Mar. 31, 2011 Northwest USD ($)	Dec. 31, 2011 Northwest USD ($)	Dec. 31, 2010 Northwest USD ($)	Dec. 31, 2009 Northwest USD ($)	Mar. 31, 2012 Southwest USD ($)	Mar. 31, 2011 Southwest USD ($)	Dec. 31, 2011 Southwest USD ($)	Dec. 31, 2010 Southwest USD ($)	Dec. 31, 2009 Southwest USD ($)	Mar. 31, 2012 Un-allocated Corporate USD ($)	Mar. 31, 2011 Un-allocated Corporate USD ($)	Dec. 31, 2011 Un-allocated Corporate USD ($)	Dec. 31, 2010 Un-allocated Corporate USD ($)	Dec. 31, 2009 Un-allocated Corporate USD ($)	Nov. 30, 2011 Partnership USD ($) Y	Nov. 30, 2011 Partnership CAD	Dec. 31, 2011 Partnership USD ($)	Dec. 31, 2011 Partnership USD ($)	Dec. 31, 2010 Partnership USD ($)	Nov. 05, 2011 Partnership USD ($) CADPerShare	Nov. 30, 2011 Partnership Maximum M	Dec. 31, 2011 Partnership Maximum USD ($)	Nov. 30, 2011 Partnership Minimum M	Nov. 05, 2011 Partnership Northeast USD ($)	Nov. 05, 2011 Partnership Northwest USD ($)	Nov. 05, 2011 Partnership Southwest USD ($)	Nov. 05, 2011 Partnership Un-allocated Corporate USD ($)	Dec. 31, 2011 Rockland MW Y	Dec. 28, 2011 Rockland USD ($)	Dec. 31, 2010 Cadillac USD ($) MW	Dec. 21, 2010 Cadillac USD ($)	Apr. 30, 2010 Rollcast	Mar. 31, 2010 Rollcast USD ($)	Apr. 28, 2010 Rollcast USD ($)	Mar. 01, 2010 Rollcast USD ($)	Mar. 31, 2009 Rollcast USD ($)	Mar. 01, 2010 Rollcast Other Project Assets USD ($)	Oct. 31, 2010 Piedmont MW mi	Oct. 21, 2010 Piedmont USD ($) D	Oct. 31, 2010 Piedmont Construction and term loan USD ($)	Oct. 31, 2010 Piedmont Bridge loan USD ($)
Acquisition and divestments
Amount of Sale of Roxboro and Southport facilities																																							121,400,000
Amount of Sale of Roxboro and Southport facilities per unit of CPILP (in Canadian dollars per share)																																											2.15
Payment for termination of subsidiary management agreements																																							10,000,000
Transitional services agreement term (in months)																																												12		6
Average PPA term (in years)																																						8.8	8.8
Increased average PPA term (in years)																																						9.1	9.1
Cash per unit in exchange of limited partnership units (in Canadian dollars per share)																																											19.4
Common shares per unit in exchange of limited partnership units																																											1.3
Cash consideration percentage in exchange of limited partnership units																																						73.00%	73.00%
Share consideration percentage in exchange of limited partnership units																																						27.00%	27.00%
Shares issued in connection with acquisition	31,500,215																																					31,500,000	31,500,000
Ownership interest (as a percent)																																																								40.00%
Increased ownership interest percentage																																																							60.00%	55.00%
Fair value of consideration transferred:
Consideration paid in cash																38,900,000																											601,766,000														800,000	1,200,000	3,000,000
Consideration paid in equity																																											407,424,000																			75,000,000
Total estimated purchase price																																											1,009,190,000											36,995,000				7,579,000
Percentage acquired in entity																27.60%																																				30.00%		100.00%				15.00%	40.00%
Transaction costs															3,100,000
Acquisition funded by borrowings under revolving credit facility												80,500,000	80,500,000				20,000,000																																														82,000,000	51,000,000
Capacity of wood fired facility (in MW)																																																					39.6
Preliminary purchase price allocation
Working capital																																											37,951,000											5,643,000
Property, plant and equipment																																											1,024,015,000											42,101,000				130,000
Intangibles																																											528,531,000
Other long-term assets																																											224,295,000
Project level debt																																											(621,551,000)											(43,131,000)
Other long-term liabilities																																											(129,341,000)
Deferred tax liability																																											(164,539,000)
Prepaid expenses and other assets																																																										133,000
Capitalized development costs																																																										2,705,000
Power purchase agreements																																																						36,420,000
Trade and other payables																																																										(448,000)
Total identifiable net assets																																											899,361,000															4,044,000
Preferred shares																																											(221,304,000)
Noncontrolling interest																																																										3,410,000
Goodwill																																											331,133,000				135,300,000	138,200,000	57,600,000	145,000,000										3,535,000
Interest rate swap derivative																																																						(4,038,000)
Cash acquired																																											(22,683,000)											(1,870,000)				1,524,000
Cash paid, net of cash acquired											591,583,000	78,180,000		3,068,000																								986,507,000															35,125,000
Other items to be allocated to identifiable assets acquired and liabilities assumed
Fair value of our investment in Rollcast at the acquisition date																																																										2,758,000
Fair value of noncontrolling interest in Rollcast																																																										3,410,000
Gain recognized on the step acquisition																																																								211,000
Percentage of grant expected to be received																																																														95.00%
Period after start of commercial operations that grant is expected to be received (in days)																																																														60
Generating capacity of biomass project under construction in Georgia (in MW)		53									53																																																		53.5
Biomass project under construction, miles of south Atlanta																																																													70
Assumed discount rate utilized for fair value estimate (as a percent)																																																										9.40%
Revenue			125,639,000,000	52,333,000,000	53,258,000,000	53,665,000,000	46,092,000,000	54,039,000,000	47,904,000,000	47,221,000,000	284,895,000	195,256,000		179,517,000						58,201,000	596,000				8,982,000					55,501,000	30,318,000	31,000,000			1,300,000	1,137,000				73,800,000
Net loss		(39,214,000)				5,982,000					(35,641,000)	(3,855,000)		(38,486,000)				(38,045,000)	(232,000)	10,939,000	6,994,000	2,596,000	1,910,000	57,000	(862,000)	326,000	458,000	3,217,000	2,451,000	7,658,000	9,987,000	8,288,000	(18,009,000)	(9,382,000)	(72,074,000)	(45,858,000)	(87,167,000)								100,000
Unaudited pro-forma consolidated results of operations
Total project revenue																																									694,162,000	669,985,000
Net income (loss) attributable to Atlantic Power Corporation																																									(95,772,000)	(2,462,000)
Net income (loss) per share attributable to Atlantic Power Corporation
Net income (loss) per share attributable to Atlantic Power Corporation shareholders: Basic (in dollars per share)																																									$ (0.85)	$ (0.02)
Net income (loss) per share attributable to Atlantic Power Corporation shareholders: Diluted (in dollars per share)																																									$ (0.85)	$ (0.02)
Purchase price																																																				$ 12,500,000
Wind farm capacity under wind project (in MW)																																																			80
Power purchase agreement term (in years)																																																			25

Acquisitions and divestments (Details 2) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Onondaga Renewables	Sep. 30, 2011 Onondaga Renewables	May 31, 2011 Topsham	Dec. 31, 2011 Topsham	Nov. 30, 2011 Rumford	Dec. 31, 2009 Rumford	Sep. 30, 2009 Rumford
Acquisition and divestments
Percentage of ownership interest						50.00%	50.00%		50.00%			23.50%
Impairment of long-lived assets, pre tax						$ 1,500,000					$ 5,500,000
Proceeds from sale								8,500,000		2,000,000
Distributions from Rumford project	249,000	1,450,000	21,889,000	16,843,000	27,884,000
Gain on sale of investment										$ 1,500,000

Equity method investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended															12 Months Ended				12 Months Ended									12 Months Ended					12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Frederickson	Dec. 31, 2010 Rollcast Energy, Inc.	Dec. 31, 2009 Rollcast Energy, Inc.	Dec. 31, 2011 Badger Creek Limited	Dec. 31, 2010 Badger Creek Limited	Dec. 31, 2009 Badger Creek Limited	Dec. 31, 2011 Orlando Cogen, LP	Dec. 31, 2010 Orlando Cogen, LP	Dec. 31, 2009 Orlando Cogen, LP	Dec. 31, 2010 Topsham Hydro Assets	Dec. 31, 2009 Topsham Hydro Assets	Dec. 31, 2011 Topsham Hydro Assets	Dec. 31, 2011 Onondaga Renewables, LLC	Dec. 31, 2010 Onondaga Renewables, LLC	Dec. 31, 2009 Onondaga Renewables, LLC	Sep. 30, 2011 Onondaga Renewables, LLC	Dec. 31, 2011 Koma Kulshan Associates	Dec. 31, 2010 Koma Kulshan Associates	Dec. 31, 2009 Koma Kulshan Associates	Dec. 31, 2011 Chambers Cogen, LP	Dec. 31, 2010 Chambers Cogen, LP	Dec. 31, 2009 Chambers Cogen, LP	Dec. 31, 2009 Delta-Person, LP	Dec. 31, 2011 Delta-Person, LP	Dec. 31, 2011 Rockland	Dec. 31, 2011 Idaho Wind Partners 1, LLC	Dec. 31, 2010 Idaho Wind Partners 1, LLC	Dec. 31, 2010 Rumford Cogeneration, LP	Dec. 31, 2009 Rumford Cogeneration, LP	Sep. 30, 2009 Rumford Cogeneration, LP	Dec. 31, 2011 Selkirk Cogen Partners, LP	Dec. 31, 2010 Selkirk Cogen Partners, LP	Dec. 31, 2009 Selkirk Cogen Partners, LP	Dec. 31, 2011 Gregory Power Partners, LP	Dec. 31, 2010 Gregory Power Partners, LP	Dec. 31, 2009 Gregory Power Partners, LP	Feb. 16, 2012 PERH	Dec. 31, 2011 PERH	Dec. 31, 2009 Mid-Georgia Cogen, LP	Dec. 31, 2011 Other	Dec. 31, 2009 Other	Dec. 31, 2010 Other
Equity method investments
Percentage of ownership interest						50.00%			50.00%			50.00%					50.00%	50.00%			50.00%	49.80%			40.00%				40.00%	30.00%	27.60%				23.50%	18.50%			17.10%			14.30%	14.30%
Carrying value	$ 477,098		$ 474,351	$ 294,805		$ 166,837			$ 6,477	$ 7,839		$ 25,955	$ 31,543		$ 8,500			$ 291	$ 1,761			$ 5,856	$ 6,491		$ 143,797	$ 139,855				$ 12,500	$ 36,143	$ 41,376				$ 47,357	$ 53,575		$ 3,520	$ 3,662			$ 25,609		$ 9		$ 203
Earnings (loss) of unconsolidated affiliates	2,947	1,311	6,356	13,777	8,514	444	(66)	(267)	(4)	749	1,948	863	2,031	3,152	(436)	1,506		(1,761)	(320)	(600)		483	452	458	7,739	13,144	6,599	(644)			(1,563)	(126)	(359)	(1,904)		(406)	(3,454)	(280)	524	2,162	1,791			(2,686)	37	(559)
Distributions from equity method investments	(249)	(1,450)	(21,889)	(16,843)	(27,884)
Equity in earnings (loss) of unconsolidated affiliates, net of distributions			$ (15,533)	$ (3,066)	$ (19,370)

Equity method investments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Total assets			$ 700,680	$ 546,219	$ 472,351
Liabilities
Total liabilities			226,329	251,414	213,121
Operating results
Revenue	53,328	46,415	195,813	197,723	211,419
Project expenses	45,492	42,543	174,459	167,867	188,148
Project other income (expense)	(4,889)	(2,561)	(14,998)	(16,079)	(14,757)
Project income (loss)	2,947	1,311	6,356	13,777	8,514
Chambers
Assets
Current assets			9,937	11,391	10,356
Non-Current assets			245,842	253,388	259,989
Liabilities
Current liabilities			16,016	15,914	16,898
Non-Current liabilities			95,966	109,010	123,946
Operating results
Revenue	13,227	13,269	49,336	55,469	50,745
Project expenses	9,753	9,380	39,358	38,377	40,540
Project other income (expense)	(1,193)	(427)	(2,239)	(3,948)	(3,606)
Project income (loss)	2,281	3,462	7,739	13,144	6,599
Mid-Georgia
Operating results
Revenue					6,521
Project expenses					6,519
Project other income (expense)					(2,688)
Project income (loss)					(2,686)
Badger Creek
Assets
Current assets			766	2,714	2,567
Non-Current assets			6,011	6,645	9,177
Liabilities
Current liabilities			300	1,520	1,795
Operating results
Revenue	1,179	3,316	6,546	13,485	12,861
Project expenses	1,137	2,983	6,526	11,723	10,897
Project other income (expense)	(4)		(24)	(1,013)	(16)
Project income (loss)	38	333	(4)	749	1,948
Gregory
Assets
Current assets			3,933	3,063	11,358
Non-Current assets			16,092	19,490	12,351
Liabilities
Current liabilities			3,132	3,421	4,118
Non-Current liabilities			13,373	15,470	16,660
Operating results
Revenue	4,315	7,181	28,474	31,291	28,477
Project expenses	5,780	6,630	27,440	27,324	24,893
Project other income (expense)	(83)	(38)	(510)	(1,805)	(1,793)
Project income (loss)	(1,548)	513	524	2,162	1,791
Orlando
Assets
Current assets			6,892	6,965	6,725
Non-Current assets			23,805	29,419	34,975
Liabilities
Current liabilities			4,742	4,841	5,313
Operating results
Revenue	10,812	9,926	40,345	42,062	41,911
Project expenses	10,093	9,463	39,414	39,898	38,694
Project other income (expense)	(14)	(30)	(68)	(133)	(65)
Project income (loss)	705	433	863	2,031	3,152
Selkirk
Assets
Current assets			15,852	11,782	9,431
Non-Current assets			47,737	65,036	78,748
Liabilities
Current liabilities			14,743	17,371	13,495
Non-Current liabilities			1,489	5,872	17,654
Operating results
Revenue	12,062	10,902	54,613	51,915	47,577
Project expenses	10,335	12,659	49,595	48,496	44,045
Project other income (expense)	(65)	(1,636)	(5,424)	(6,873)	(3,812)
Project income (loss)	1,662	(3,393)	(406)	(3,454)	(280)
Other
Assets
Current assets			10,671	7,563	2,043
Non-Current assets			313,142	128,763	34,631
Liabilities
Current liabilities			10,980	76,910	1,704
Non-Current liabilities			65,588	1,085	11,538
Operating results
Revenue	11,733	1,821	16,499	3,501	23,327
Project expenses	8,394	1,428	12,126	2,049	22,560
Project other income (expense)	(3,530)	(430)	(6,733)	(2,307)	(2,777)
Project income (loss)	$ (191)	$ (37)	$ (2,360)	$ (855)	$ (2,010)

Inventory (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Parts and other consumables		$ 11,884	$ 3,592
Fuel		6,744	1,906
Total inventory	$ 18,214	$ 18,628	$ 5,498

Property, plant and equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2011
Property, plant and equipment
Property, plant and equipment, gross	$ 1,507,289,000	$ 363,582,000
Foreign currency translation adjustment	(2,748,000)
Less accumulated depreciation	(116,287,000)	(91,752,000)		(132,208,000)
Property, plant and equipment, net	1,388,254,000	271,830,000		1,549,626,000	284,018,000
Depreciable Lives, minimum (in years)	1
Depreciable Lives, maximum (in years)	45
Depreciation expense	24,300,000	11,100,000	11,100,000
Land
Property, plant and equipment
Property, plant and equipment, gross	8,868,000	3,321,000
Office equipment, machinery and other
Property, plant and equipment
Property, plant and equipment, gross	7,633,000	8,040,000
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	10
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, gross	3,413,000	2,810,000
Depreciable Lives, minimum (in years)	7
Depreciable Lives, maximum (in years)	15
Plant in service
Property, plant and equipment
Property, plant and equipment, gross	$ 1,487,375,000	$ 349,411,000
Depreciable Lives, minimum (in years)	1
Depreciable Lives, maximum (in years)	45

Goodwill, transmission system rights and other intangible assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012	Dec. 31, 2011 Transmission system rights	Dec. 31, 2011 Northeast	Dec. 31, 2011 Northwest	Dec. 31, 2011 Southwest	Dec. 31, 2009 Southwest	Dec. 31, 2010 Un-allocated Corporate	Dec. 31, 2011 Un-allocated Corporate
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 12,453	$ 8,918	$ 343,586				$ 8,918	$ 8,918		$ 3,535
Acquisition of businesses	331,133	3,535			135,268	138,263	57,602		3,535
Balance at the end of the period	$ 343,586	$ 12,453	$ 343,586		$ 135,268	$ 138,263	$ 66,520	$ 8,918	$ 3,535	$ 3,535
Right to use percentage of Path 15 transmission line in California				72.00%

Goodwill, transmission system rights and other intangible assets and liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Components of intangible assets
Gross balance at the end of the period	$ 675,330	$ 145,462
Foreign currency translation adjustment	(877)
Less: accumulated amortization	(90,179)	(57,000)
Net balance at the end of the period	584,274	88,462		597,633
Gross balances at the end of the period	(73,394)
Foreign currency translation adjustment	248
Less: accumulated amortization	1,371
Net balance at the end of the period	(71,775)			(46,811)
Amortization of intangible assets	38,964	28,721	29,723
Transmission system rights
Components of intangible assets
Gross balance at the end of the period	231,669	231,669
Less: accumulated amortization	(51,387)	(43,535)		(53,350)
Net balance at the end of the period	180,282	188,134
Gross balances at the end of the period	0
Less: accumulated amortization	0
Net balance at the end of the period	0
Amortization of intangible assets	7,852	7,849	7,849
Power Purchase Agreements
Components of intangible assets
Gross balance at the end of the period	639,699	110,470
Foreign currency translation adjustment	(877)
Less: accumulated amortization	(63,908)	(39,190)
Net balance at the end of the period	574,914	71,280
Gross balances at the end of the period	(35,288)
Foreign currency translation adjustment	127
Less: accumulated amortization	398
Net balance at the end of the period	(34,763)
Amortization of intangible assets	24,021	12,411	12,406
Fuel Supply Agreements
Components of intangible assets
Gross balance at the end of the period	33,845	33,845
Less: accumulated amortization	(26,271)	(17,810)
Net balance at the end of the period	7,574	16,035
Gross balances at the end of the period	(38,106)
Foreign currency translation adjustment	121
Less: accumulated amortization	973
Net balance at the end of the period	(37,012)
Amortization of intangible assets	7,091	8,461	9,468
Development Costs
Components of intangible assets
Gross balance at the end of the period	1,786	1,147
Net balance at the end of the period	1,786	1,147
Gross balances at the end of the period	0
Less: accumulated amortization	0
Net balance at the end of the period	$ 0

Goodwill, transmission system rights and other intangible assets and liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Transmission system rights
Estimated future amortization
2012	$ 7,849
2013	7,849
2014	7,849
2015	7,849
2016	7,849
Power Purchase Agreements
Estimated future amortization
2012	69,039
2013	66,218
2014	55,282
2015	55,282
2016	55,282
Fuel Supply Agreements
Estimated future amortization
2012	1,722
2013	(5,852)
2014	(5,852)
2015	(5,852)
2016	$ (5,852)

Other long-term liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2010
Other long-term liabilities
Asset retirement obligations	$ 52,336
Net pension liability	2,243
Deferred revenue	1,623
Other	1,657		2,376
Other long-term liabilities	57,859	60,022	2,376
Movement in asset retirement obligations in acquisition of CPILP
Asset retirement obligations beginning of year	0
Asset retirement obligations assumed in acquisition	52,330
Accretion of asset retirement obligations	223
Foriegn currency translation adjustments	(117)
Asset retirement obligations, end of year	$ 52,336

Long-term debt (Details)	12 Months Ended								12 Months Ended				1 Months Ended																																			3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) project	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Chambers quarter	Dec. 31, 2011 Selkirk M	Dec. 31, 2011 Delta-Person quarter	Dec. 31, 2011 Gregory M	Nov. 30, 2011 Senior Notes, due 2018 USD ($)	Mar. 31, 2012 Senior Notes, due 2018 USD ($)	Dec. 31, 2011 Senior Notes, due 2018 USD ($)	Nov. 04, 2011 Senior Notes, due 2018 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 CAD	Dec. 31, 2011 Senior unsecured notes, due June 2036 USD ($)	Dec. 31, 2011 Senior unsecured notes, due June 2036 CAD	Mar. 31, 2012 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 Curtis Palmer USD ($)	Mar. 31, 2012 Senior guaranteed notes, due August 2017 USD ($)	Dec. 31, 2011 Senior guaranteed notes, due August 2017 USD ($)	Mar. 31, 2012 Senior guaranteed notes, due August 2019 USD ($)	Dec. 31, 2011 Senior guaranteed notes, due August 2019 USD ($)	Mar. 31, 2012 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2011 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2010 Epsilon Power Partners term facility, due 2019 USD ($)	Mar. 31, 2012 Path 15 senior secured bonds USD ($)	Dec. 31, 2011 Path 15 senior secured bonds USD ($)	Dec. 31, 2010 Path 15 senior secured bonds USD ($)	Mar. 31, 2012 Path 15 senior secured bonds Minimum	Dec. 31, 2011 Path 15 senior secured bonds Minimum	Mar. 31, 2012 Path 15 senior secured bonds Maximum	Dec. 31, 2011 Path 15 senior secured bonds Maximum	Mar. 31, 2012 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2011 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2010 Auburndale term loan, due 2013 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2011 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2010 Cadillac term loan, due 2025 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 Minimum	Dec. 31, 2011 Cadillac term loan, due 2025 Minimum	Mar. 31, 2012 Cadillac term loan, due 2025 Maximum	Dec. 31, 2011 Cadillac term loan, due 2025 Maximum	Mar. 31, 2012 Piedmont bridge loan, due 2013 USD ($)	Dec. 31, 2011 Piedmont bridge loan, due 2013 USD ($)	Dec. 31, 2011 Senior credit facility USD ($)	Mar. 31, 2012 Senior credit facility USD ($)	Dec. 31, 2011 Senior credit facility Minimum M	Dec. 31, 2011 Senior credit facility Maximum
Long-term debt
Total debt				$ 1,415,278,000										$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 210,526,000	210,000,000	$ 206,490,000	210,000,000	$ 190,000,000	$ 190,000,000	$ 190,000,000	$ 150,000,000	$ 150,000,000	$ 75,000,000	$ 75,000,000	$ 34,608,000	$ 34,982,000	$ 36,482,000	$ 145,880,000	$ 145,879,000	$ 153,868,000					$ 10,150,000	$ 11,900,000	$ 21,700,000	$ 39,631,000	$ 40,231,000	$ 42,531,000					$ 108,863,000	$ 100,796,000
Purchase accounting fair value adjustments	11,305,000		10,398,000	10,580,000
Less current maturities	(21,587,000)		(246,520,000)	(20,958,000)			(246,520,000)	(20,958,000)
Total long-term debt	244,299,000		1,364,685,000	1,404,900,000	190,000,000	190,000,000	714,685,000	754,900,000
Interest rate (as a percent)														9.00%	9.00%	9.00%	5.95%	5.95%	5.95%	5.95%	5.90%	5.90%		5.87%	5.87%	5.97%	5.97%	7.40%	7.40%					7.90%	7.90%	9.00%	9.00%	5.10%	5.10%					6.02%	6.02%	8.00%	8.00%
Variable interest rate basis																																																Libor	Libor	U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate
Applicable margin (as a percent)																																																3.50%	3.50%	2.75%	2.75%	0.75%	3.00%
Aggregate principal amount of notes issued	80,500,000	80,500,000
Percentage of par value at which debt was issued																97.47%
Gross proceeds from senior notes													448,000,000
Number of projects not in compliance with covenants contained in project level debt				1
Number of quarters used in calculating the debt service coverage ratio									4		4
Period of historical project cash flows used to calculate debt service coverage ratio (in months)										6		6
Period of projected project cash flows used to calculate debt service coverage ratio (in months)										6		6
Maximum borrowing capacity before amendment																																																		100,000,000
Maximum borrowing capacity																																																		300,000,000
Maximum capacity to be utilized for letter of credit																																																		200,000,000
Period for which the entity is expected to remain in compliance with covenants (in months)																																																				12
Amount drawn on the senior credit facility																																																		72,800,000	72,800,000
Letters of credit issued but not drawn																																																		107,300,000	139,100,000
Principal payments on the maturities of debt due in next five years
2012				20,958,000
2013				75,059,000
2014				209,854,000
2015				21,771,000
2016				21,677,000
Thereafter				1,065,959,000
Total				$ 1,415,278,000										$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 210,526,000	210,000,000	$ 206,490,000	210,000,000	$ 190,000,000	$ 190,000,000	$ 190,000,000	$ 150,000,000	$ 150,000,000	$ 75,000,000	$ 75,000,000	$ 34,608,000	$ 34,982,000	$ 36,482,000	$ 145,880,000	$ 145,879,000	$ 153,868,000					$ 10,150,000	$ 11,900,000	$ 21,700,000	$ 39,631,000	$ 40,231,000	$ 42,531,000					$ 108,863,000	$ 100,796,000

Convertible debentures (Details)	12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 6.25% 2006 Debentures due 2011 CAD CADPerShare	Dec. 31, 2006 6.25% 2006 Debentures due 2011 USD ($)	Dec. 31, 2006 6.25% 2006 Debentures due 2011 CAD	Dec. 31, 2009 6.5% 2006 Debentures due 2014	Dec. 31, 2009 2009 Debentures USD ($)	Dec. 31, 2009 2009 Debentures CAD	Dec. 31, 2011 2009 Debentures CAD CADPerShare	Dec. 17, 2009 2009 Debentures	Oct. 31, 2010 2010 Debentures USD ($)	Oct. 31, 2010 2010 Debentures CAD	Dec. 31, 2011 2010 Debentures CAD CADPerShare	Dec. 31, 2010 2010 Debentures CAD	Oct. 20, 2010 2010 Debentures
Convertible debentures
Aggregate principal amount of convertible debentures issued	$ 80,500,000	80,500,000			60,000,000			86,300,000				80,500,000		80,500,000
Convertible debentures stated interest rate percentage				6.25%	6.25%	6.50%				6.25%					5.60%
Proceeds from issuance of convertible debenture	74,575,000			52,800,000			82,100,000				78,900,000
Conversion rate per $1000 principal amount (in shares)			80.6452						76.9231				55.2486
Principal amount used for convertible debentures conversion ratio			1,000						1,000				1,000
Conversion price of shares (in Canadian dollars per share)			12.4						13				18.1

Convertible debentures (Details 2) Share data in Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 CAD	Mar. 31, 2012 USD ($)	Dec. 31, 2011 6.5% Debentures due 2014 CAD	Dec. 31, 2010 6.5% Debentures due 2014 CAD	Dec. 31, 2011 6.5% Debentures due 2014 USD ($)	Dec. 31, 2009 6.5% Debentures due 2014	Dec. 31, 2009 6.25% Debentures due 2017 CAD	Dec. 31, 2011 6.25% Debentures due 2017 CAD	Dec. 31, 2010 6.25% Debentures due 2017 CAD	Dec. 31, 2011 6.25% Debentures due 2017 USD ($)	Dec. 17, 2009 6.25% Debentures due 2017	Oct. 31, 2010 5.6% Debentures due 2017 CAD	Dec. 31, 2010 5.6% Debentures due 2017 CAD	Dec. 31, 2011 5.6% Debentures due 2017 USD ($)	Dec. 31, 2011 5.6% Debentures due 2017 CAD	Oct. 20, 2010 5.6% Debentures due 2017
Movement in convertible debentures
Balance at the beginning of the period	$ 220,616,000	219,425,000	$ 146,250,000			$ 193,269,000	55,801,000	60,000,000	$ 44,103,000			83,124,000	86,250,000	$ 66,306,000				$ 79,154,000	80,500,000
Principal amount converted to equity	26,357,000	(26,639,000)	7,147,000	(7,325,000)			(10,948,000)	(4,199,000)				(15,691,000)	(3,126,000)
Issuance of 5.6% Debentures			80,500,000	80,500,000							86,300,000					80,500,000	80,500,000
Balance at the end of the period	189,563,000		220,616,000	219,425,000		193,269,000	44,853,000	55,801,000	44,103,000		86,250,000	67,433,000	83,124,000	66,306,000			80,500,000	79,154,000	80,500,000
Convertible debentures stated interest rate percentage										6.50%					6.25%					5.60%
Common shares issued on conversion during the year	2,089,885	2,089,885					882,893					1,206,992
Aggregate interest expenses		12,100,000		9,900,000	3,500,000

Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instruments
Restricted cash	$ 27,761	$ 21,412	$ 15,744
Derivative assets current	10,610	10,411	8,865
Derivative assets non-current	16,589	22,003	17,884
Derivative liabilities current	50,030	20,592	10,009
Derivative liabilities non-current	109,873	33,170	21,543
Carrying Amount
Fair value of financial instruments
Cash and cash equivalents		60,651	45,497
Restricted cash		21,412	15,744
Derivative assets current		10,411	8,865
Derivative assets non-current		22,003	17,884
Derivative liabilities current		20,592	10,009
Derivative liabilities non-current		33,170	21,543
Revolving credit facility and long-term debt, including current portion		1,483,858	265,886
Convertible debentures		189,563	220,616
Fair Value
Fair value of financial instruments
Cash and cash equivalents		60,651	45,497
Restricted cash		21,412	15,744
Derivative assets current		10,411	8,865
Derivative assets non-current		22,003	17,884
Derivative liabilities current		20,592	10,009
Derivative liabilities non-current		33,170	21,543
Revolving credit facility and long-term debt, including current portion		1,462,474	281,491
Convertible debentures		$ 207,888	$ 242,316

Fair value of financial instruments (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Restricted cash	$ 27,761,000		$ 21,412,000	$ 15,744,000
Derivative instruments asset				26,749,000
Liabilities:
Derivative instruments liability				31,552,000
Foreign exchange loss	(986,000)	658,000	(13,838,000)	1,014,000	(20,506,000)
Credit valuation adjustments
Liabilities:
Net increase in fair value	27,100,000		5,800,000	600,000
Pre-tax gain in other comprehensive income	600,000		900,000	200,000
Gain in change in fair value of derivatives	26,600,000		5,100,000	500,000
Credit valuation adjustments | Foreign currency forward contracts
Liabilities:
Foreign exchange loss	(100,000)		(200,000)	(100,000)
Recurring | Level 1
Assets:
Cash and cash equivalents	106,609,000		60,651,000	45,497,000
Restricted cash	27,761,000		21,412,000	15,744,000
Total	134,370,000		82,063,000	61,241,000
Recurring | Level 2
Assets:
Derivative instruments asset	27,199,000		32,414,000	26,749,000
Total	27,199,000		32,414,000	26,749,000
Liabilities:
Derivative instruments liability	159,903,000		53,762,000	31,552,000
Total	159,903,000		53,762,000	31,552,000
Recurring | Total
Assets:
Cash and cash equivalents	106,609,000		60,651,000	45,497,000
Restricted cash	27,761,000		21,412,000	15,744,000
Derivative instruments asset	27,199,000		32,414,000	26,749,000
Total	161,569,000		114,477,000	87,990,000
Liabilities:
Derivative instruments liability	159,903,000		53,762,000	31,552,000
Total	$ 159,903,000		$ 53,762,000	$ 31,552,000

Accounting for derivative instruments and hedging activities (Details)	Mar. 31, 2012 Orlando project	Dec. 31, 2011 Orlando project	Mar. 31, 2012 Natural gas swaps mmbtu	Dec. 31, 2011 Natural gas swaps mmbtu	Dec. 31, 2010 Natural gas swaps mmbtu	Sep. 30, 2011 Natural gas swaps during 2014 and 2015 Orlando project mmbtu	Sep. 30, 2010 Natural gas swaps during 2014 and 2015 Orlando project mmbtu	Sep. 30, 2011 Natural gas swaps during 2016 and 2017 Orlando project mmbtu	Mar. 31, 2012 Natural gas swaps through June 30, 2012 Auburndale project	Dec. 31, 2011 Natural gas swaps through June 30, 2012 Auburndale project	Mar. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2010 Interest rate swaps USD ($)	Jun. 30, 2010 Interest rate swaps Epsilon Power Partners	Jul. 31, 2007 Interest rate swaps Epsilon Power Partners	Mar. 31, 2012 Interest rate swaps Auburndale project	Dec. 31, 2011 Interest rate swaps Auburndale project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 16, 2011 to February 15, 2015	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 16, 2011 to February 15, 2015	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 15, 2015 to February 15, 2019	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 15, 2015 to February 15, 2019	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 16, 2019 to February 15, 2023	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 16, 2019 to February 15, 2023	Mar. 31, 2012 Interest rate swaps Swaption interest rate after February 15, 2023	Dec. 31, 2011 Interest rate swaps Swaption interest rate after February 15, 2023	Mar. 31, 2012 Interest rate swaps Swaption interest rate from March 31, 2011 to February 29, 2016 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from March 31, 2011 to February 29, 2016 Piedmont project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February, 2016 to November, 2017 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February, 2016 to November, 2017 Piedmont project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from November, 2017 to November, 2030 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from November, 2017 to November, 2030 Piedmont project	Jan. 31, 2012 Foreign currency forward contracts CAD	Mar. 31, 2012 Foreign currency forward contracts CAD CADPerUSD	Dec. 31, 2011 Foreign currency forward contracts USD ($)	Dec. 31, 2011 Foreign currency forward contracts CAD CADPerUSD	Mar. 30, 2012 Foreign currency forward contracts CADPerUSD	Oct. 31, 2011 Foreign currency forward contracts CADPerUSD	Dec. 31, 2010 Foreign currency forward contracts CAD
Derivative instruments
Percentage of ownership interest	50.00%	50.00%	50.00%	50.00%
Notional amount (in Mmbtu)			12,870,000	14,140,000	15,540,000	2,000,000	1,200,000	1,300,000
Notional amount, (in dollars)											$ 51,376,000	$ 52,711,000	$ 44,228,000																				248,986,000		312,533,000			219,800,000
Percentage of the entity's share in expected natural gas purchases hedge						40.00%	25.00%	25.00%	80.00%	80.00%
Remaining percentage of natural gas purchased at spot market price									20.00%	20.00%
Percentage of natural gas purchased at spot market price after expiration of fuel supply agreement									100.00%	100.00%
Swaption interest rate (as a percent)															5.29%	5.10%	3.12%	6.02%	6.02%	6.14%	6.14%	6.26%	6.26%	6.38%	6.38%	1.70%	1.70%	4.47%	4.47%	4.47%	4.47%
Applicable margin, low end of range (as a percent)																										3.50%	3.50%
Applicable margin, high end of range (as a percent)																										3.75%	3.75%
Applicable margin (as a percent)																												4.00%	4.00%
Swaption interest rate after addition of applicable margin (as a percent)																												8.47%	8.47%
Reduced swaption interest rate after amendment (as a percent)														4.24%
Percentage of expected dividend and convertible debenture interest payments hedge																																	85.00%	99.00%	99.00%
Notional amount through the end of 2015																																81,400,000	6,000,000		6,000,000
Notional amount through December 2015																																	123,000,000		215,500,000
Exchange rate (in CAD per USD)																																	1.127	1.134	1.134	1.134	1.131
Realized gain from termination of various foreign currency forward contracts																																		$ 9,600,000

Accounting for derivative instruments and hedging activities (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2012 Natural gas swaps mmbtu	Dec. 31, 2011 Natural gas swaps mmbtu	Dec. 31, 2010 Natural gas swaps mmbtu	Mar. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2010 Interest rate swaps USD ($)	Mar. 31, 2012 Currency forward CAD	Dec. 31, 2011 Currency forward CAD	Dec. 31, 2010 Currency forward CAD
Derivative instruments
Volume of forecasted transactions (in Mmbtu)	12,870,000	14,140,000	15,540,000
Volume of forecasted transactions, (in dollars)				$ 51,376	$ 52,711	$ 44,228	248,986	312,533	219,800

Accounting for derivative instruments and hedging activities (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of derivative instruments
Derivative Assets	$ 27,199	$ 32,854	$ 26,749
Derivative Liabilities	159,903	54,202	31,552
Derivative instruments designated as cash flow hedges
Fair value of derivative instruments
Derivative Liabilities	6,374	6,878	4,750
Derivative instruments designated as cash flow hedges | Interest rate swaps | Current
Fair value of derivative instruments
Derivative Liabilities	1,747	1,561	2,124
Derivative instruments designated as cash flow hedges | Interest rate swaps | Long-term
Fair value of derivative instruments
Derivative Liabilities	4,627	5,317	2,626
Derivative instruments not designated as cash flow hedges
Fair value of derivative instruments
Derivative Assets	27,199	32,854	26,749
Derivative Liabilities	153,529	47,324	26,802
Derivative instruments not designated as cash flow hedges | Interest rate swaps | Current
Fair value of derivative instruments
Derivative Liabilities	2,755	2,587	1,286
Derivative instruments not designated as cash flow hedges | Interest rate swaps | Long-term
Fair value of derivative instruments
Derivative Assets			3,299
Derivative Liabilities	7,919	9,637	2,000
Derivative instruments not designated as cash flow hedges | Foreign currency forward contracts | Current
Fair value of derivative instruments
Derivative Assets	10,610	10,630	8,865
Derivative Liabilities		224
Derivative instruments not designated as cash flow hedges | Foreign currency forward contracts | Long-term
Fair value of derivative instruments
Derivative Assets	16,589	22,224	14,585
Derivative Liabilities		221
Derivative instruments not designated as cash flow hedges | Natural gas swaps | Current
Fair value of derivative instruments
Derivative Liabilities	16,706	16,439	6,599
Derivative instruments not designated as cash flow hedges | Natural gas swaps | Long-term
Fair value of derivative instruments
Derivative Liabilities	$ 19,838	$ 18,216	$ 16,917

Accounting for derivative instruments and hedging activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	$ (1,383)	$ 255	$ 255	$ (859)	$ (3,136)
Change in fair value of cash flow hedges	245	272	(1,638)	1,114	2,277
Realized from OCI during the period	(230)	449	1,009	1,474	4,827
Accumulated OCI balance at end of period	(1,138)	527	(1,383)	255	(859)
Gains (losses) expected to be realized from OCI in the next 12 months, net of $ 471 tax			706
Tax effect of gains (losses) expected to be realized from OCI in the next 12 months			471
Loss on discontinuation of swap contracts	(1,138)	527	(1,383)	255	(859)
Amortization of remaining loss on discontinuation of swap contracts	(230)	449	1,009	1,474	4,827
Interest rate swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	(1,704)	(427)	(427)	(538)	(501)
Change in fair value of cash flow hedges	15	721	(2,647)	(360)	(565)
Realized from OCI during the period	(287)	360	1,370	471	528
Accumulated OCI balance at end of period	(1,402)	(66)	(1,704)	(427)	(538)
Gains (losses) expected to be realized from OCI in the next 12 months, net of $ 471 tax			936
Loss on discontinuation of swap contracts	(1,402)	(66)	(1,704)	(427)	(538)
Amortization of remaining loss on discontinuation of swap contracts	(287)	360	1,370	471	528
Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	321	682	682	(321)	(2,635)
Change in fair value of cash flow hedges					(1,985)
Realized from OCI during the period	57	89	(361)	1,003	4,299
Accumulated OCI balance at end of period	264	593	321	682	(321)
Gains (losses) expected to be realized from OCI in the next 12 months, net of $ 471 tax			(230)
Loss on discontinuation of swap contracts	264	593	321	682	(321)
Amortization of remaining loss on discontinuation of swap contracts	57	89	(361)	1,003	4,299
Discontinued cash flow hedge | Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period						(5,100)
Realized from OCI during the period	100	100	(600)	1,700	7,200
Accumulated OCI balance at end of period						(5,100)
Loss on discontinuation of swap contracts						(5,100)
Amortization of remaining loss on discontinuation of swap contracts	$ 100	$ 100	$ (600)	$ 1,700	$ 7,200

Accounting for derivative instruments and hedging activities (Details 5) (Derivative instruments not designated as cash flow hedges, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	$ 58,122	$ 4,239	$ 22,776	$ 14,047	$ 6,813
Natural gas swaps | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	4,815	2,476	9,269	9,141	10,089
Natural gas swaps | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	1,795	2,883	10,540	17,470	(7,182)
Interest rate swaps | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	(11,930)	(2,537)	4,166	1,664	1,446
Interest rate swaps | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	(1,550)	678	12,236	(3,423)	369
Foreign currency forward contracts | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	1,157	976	5,201	(6,625)	(3,864)
Foreign currency forward contracts | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	$ 5,210	$ (3,436)	$ 14,211	$ (3,542)	$ (31,138)

Income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income tax expenses (benefit)
Current income tax expense (benefit)	$ 1,385	$ (488)	$ 1,584	$ 960	$ (9,257)
Deferred tax expense (benefit)	(17,676)	2,011	(9,908)	17,964	(6,436)
Total income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Canadian enacted statutory rate (as a percent)	25.00%		26.50%	28.50%	30.00%
Reconciliation of income taxes
Computed income taxes at Canadian statutory rate	16,300		(11,651)	4,295	(16,254)
Increases (decreases) resulting from:
Dividend withholding tax			371	765
Various Income Tax rates for Operating Countries			(5,636)	1,537	(5,418)
Foreign exchange			(113)
Permanent differences			(1,479)		(1,131)
Canadian loss carryforwards					(13,204)
Non-deductible acquisition costs			4,287
Non-deductible interest expense			2,134
Federal grant			(6,573)
Prior year true-up			2,246		(1,970)
Other			(1,283)	38	279
Income tax expense (benefit) after adjustments for operating countries with different income tax rates			(17,287)	5,832	(21,672)
Valuation allowance			9,373	12,289	22,005
Income tax expense (benefit) after adjustments for operating countries with different income tax rates and valuation allowance			(7,914)	18,121	333
Total other reconciliation items			(410)	803	(16,026)
Total income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Deferred tax assets:
Intangible assets				37,488
Loss carryforwards			122,472	58,702
Other accrued liabilities			28,059	18,869
Issuance costs			6,532	2,312
Disallowed interest carryforward			9,189
Unrealized foreign exchange gain			441
Other				130
Total deferred tax assets			166,693	117,501
Valuations allowance	(97,400)		(89,020)	(79,420)
Net deferred tax assets			77,673	38,081
Deferred tax liabilities:
Intangible assets			(121,055)
Property, plant and equipment			(133,689)	(66,535)
Natural gas and interest rate hedges				(170)
Derivative contracts			(4,752)
Unrealized foreign exchange gain				(815)
Other long-term investments			(921)
Other			(181)
Total deferred tax liabilities			(260,598)	(67,520)
Net deferred tax liability			(182,925)	(29,439)
Net deferred tax position
Long-term deferred tax liabilities, net	(165,413)		(182,925)	(29,439)
Net deferred tax liability			$ (182,925)	$ (29,439)

Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating loss carryforwards
Net operating loss carryforwards	$ 352,875
2022
Operating loss carryforwards
Net operating loss carryforwards	4,245
2023
Operating loss carryforwards
Net operating loss carryforwards	9,320
2024
Operating loss carryforwards
Net operating loss carryforwards	8,504
2025
Operating loss carryforwards
Net operating loss carryforwards	243
2026
Operating loss carryforwards
Net operating loss carryforwards	5,865
2027
Operating loss carryforwards
Net operating loss carryforwards	70,447
2028
Operating loss carryforwards
Net operating loss carryforwards	103,477
2029
Operating loss carryforwards
Net operating loss carryforwards	79,911
2030
Operating loss carryforwards
Net operating loss carryforwards	25,941
2031
Operating loss carryforwards
Net operating loss carryforwards	$ 44,922

Long-term incentive plan (Details) (Long-term incentive plan, USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Long-term incentive plan
Units
Outstanding at the beginning of the period (in shares)	485,781	600,981	471,280	263,592
Granted (in shares)	209,009	216,110	305,112	267,408
Additional shares from dividends	8,172	36,204	46,854	49,540
Forfeitures (in shares)		103,991
Vested and redeemed (in shares)	(231,687)	(263,523)	(222,265)	(109,260)
Outstanding at the end of the period (in shares)	471,275	485,781	600,981	471,280
Grant Date Weighted Average Fair Value per Unit
Outstanding at the beginning of the period (in dollars per share)	$ 11.49	$ 10.28	$ 7.3	$ 9.76
Granted (in dollars per share)	$ 14.65	$ 14.02	$ 13.29	$ 5.76
Additional shares from dividends (in dollars per share)	$ 12.02	$ 11.04	$ 9.54	$ 7.8
Forfeitures (in dollars per share)		$ 11.55
Vested and redeemed (in dollars per share)	$ 10.1	$ 9.4	$ 7.94	$ 9.71
Outstanding at the end of the period (in dollars per share)	$ 13.81	$ 11.49	$ 10.28	$ 7.3
Fair value of outstanding notional units		$ 6.4	$ 7.8
Compensation expense related to LTIP		3.2	4.5	2.2
Cash payments made for vested notional units		$ 1.5	$ 2.8	$ 0.3
Assumptions for calculation of simulated total shareholder return under the Monte Carlo model
Weighted average risk free rate of return, minimum (as a percent)	0.19%	0.15%
Weighted average risk free rate of return, maximum (as a percent)	0.51%	0.28%
Weighted average risk free rate of return (as a percent)			0.71%
Dividend yield (as a percent)	8.30%	7.90%	9.39%
Expected volatility Company (as a percent)	22.20%	22.20%	40.00%
Low end of the range of expected volatility of peer companies (as a percent)		17.30%	25.00%
High end of the range of expected volatility of peer companies (as a percent)		112.90%	55.00%
Weighted average remaining measurement period (in years)	1.92	0.87	1.43

Defined benefit plan (Details) (USD $)	2 Months Ended
Dec. 31, 2011
Defined benefit plan
Expected contribution to pension plans	$ 1,300,000
Net annual periodic pension cost
Service cost benefits earned	103,000
Interest cost on benefit obligation	91,000
Expected return on plan assets	(89,000)
Net period benefit cost	105,000
Change in benefit obligation
Benefit obligation at acquisition date	(11,909,000)
Service cost	(103,000)
Interest cost	(91,000)
Actuarial loss	(599,000)
Employee contributions	(11,000)
Foreign currency translation adjustment	(13,000)
Benefit obligation at end of year	(12,725,000)
Change in plan assets
Fair value of plan assets at acquisition date	10,525,000
Actual return on plan assets' Employee contributions	(65,000)
Employee contributions	11,000
Foreign currency translation adjustment	(11,000)
Fair value of plan assets at end of year	10,482,000
Funded status at end of year - excess of obligation over assets	(2,243,000)
Amount recognized in the balance sheet
Non-current liabilities	2,243,000
Amounts recognized in accumulated OCI
Unrecognized loss	489,000
Balances of significant components of the pension plan
Projected benefit obligation	(12,725,000)
Accumulated benefit obligation	9,900,000
Fair value of plan assets	$ 10,482,000

Defined benefit plan (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 05, 2011
Defined Benefit Plan
Total fair value of the assets	$ 10,482	$ 10,525
Canadian equity investment
Defined Benefit Plan
Total fair value of the assets	3,166
U.S. equity investment
Defined Benefit Plan
Total fair value of the assets	1,429
International equity investment
Defined Benefit Plan
Total fair value of the assets	1,383
Corporate bond investment - fixed income
Defined Benefit Plan
Total fair value of the assets	4,200
Common/Collective trust
Defined Benefit Plan
Total fair value of the assets	304
Level 2
Defined Benefit Plan
Total fair value of the assets	10,482
Level 2 | Canadian equity investment
Defined Benefit Plan
Total fair value of the assets	3,166
Level 2 | U.S. equity investment
Defined Benefit Plan
Total fair value of the assets	1,429
Level 2 | International equity investment
Defined Benefit Plan
Total fair value of the assets	1,383
Level 2 | Corporate bond investment - fixed income
Defined Benefit Plan
Total fair value of the assets	4,200
Level 2 | Common/Collective trust
Defined Benefit Plan
Total fair value of the assets	$ 304

Defined benefit plan (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Weighted-Average Assumptions used to calculate benefit obligations
Discount rate (as a percent)	4.75%
Weighted-Average Assumptions used to calculate benefit expense
Discount rate (as a percent)	4.75%
Rate of return on plan assets (as a percent)	5.50%
Period over which corporate AA rated yield curve extrapolated to derive CIA/Natcan curve (in years)	10
Maturity period of corporate bonds rated AA (in years)	10
Pension plan assets weighted average allocations
Canadian equity investment (as a percent)	30.00%
U.S. equity (as a percent)	14.00%
International equity (as a percent)	13.00%
Canadian fixed income (as a percent)	40.00%
International fixed income (as a percent)	3.00%
Total pension plan assets weighted average allocations	100.00%
Expected future benefit payments
2012	$ 225
2013	252
2014	293
2015	319
2016	362
2017-2021	$ 412
Minimum
Weighted-Average Assumptions used to calculate benefit obligations
Rate of compensation increase (as a percent)	3.00%
Weighted-Average Assumptions used to calculate benefit expense
Rate of compensation increase (as a percent)	3.00%
Maximum
Weighted-Average Assumptions used to calculate benefit obligations
Rate of compensation increase (as a percent)	4.00%
Weighted-Average Assumptions used to calculate benefit expense
Rate of compensation increase (as a percent)	4.00%

Common shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011	Oct. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Common shares
Shares issued in connection with acquisition	31,500,215
Issuance of common shares		12,650,000	12,650,000	6,029,000
Issuance of common shares pursuant to the exercise of underwriters' over-allotment option in public offering		1,650,000	1,650,000	784,000
Price of common shares issued (in Canadian dollars per share)		13.26	$ 13	$ 13.35
Net proceeds from the common share offering, after deducting the underwriters discounts and expenses			$ 155.4	$ 75.3

Preferred shares issued by a subsidiary company (Details) (Subsidiary company) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011 Series 2 Shares Y CADPerShare	Dec. 31, 2009 Series 2 Shares CADPerShare	Dec. 31, 2011 Series 2 Shares December 31, 2014 and every five years thereafter	Dec. 31, 2011 Series 3 Shares	Dec. 31, 2011 Series 1 Shares CADPerShare	Dec. 31, 2007 Series 1 Shares CADPerShare	Dec. 31, 2007 Series 1 Shares On or after June 30, 2012 CADPerShare	Dec. 31, 2007 Series 1 Shares After June 30, 2016 CADPerShare	Dec. 31, 2011 Series 1 Shares and Series 2 Shares USD ($)	Dec. 31, 2011 Series 1 Shares and Series 2 Shares CAD
Preferred shares issued by subsidiary company
Number of preferred shares issued		4				5
Dividend rate on preferred shares (as a percent)		7.00%				4.85%
Issue price of preferred shares (in Canadian dollars per share)		25				25
Dividend per share per annum (in Canadian dollars per share)	1.75				1.2125
Redemption price after specified date and thereafter (in Canadian dollars per share)			25				26	25
Decline in redemption price per year (in Canadian dollars per share)						0.25
Initial period for declaration of dividend (in years)	5
Period for declaration of dividend at reset rate (in years)	5
Reference rate for dividend	Five-year Government of Canada bond yield			90-day Government of Canada treasury bill rate
Percentage points added to the reference rate	4.18%			4.18%
Frequency for redemption after December 31, 2014 (in years)	5
Dividend paid									$ 3.2	3.3

Basic and diluted earnings (loss) per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income (loss) attributable to Atlantic Power Corporation		$ (29,830,000)	$ (27,900,000)	$ 13,186,000	$ 6,136,000	$ 1,304,000	$ (438,000)	$ 1,445,000	$ (6,063,000)	$ (38,408)	$ (3,752)	$ (38,486)
Denominator:
Weighted average basic shares outstanding		113,088,000	68,910,000	68,573,000	67,654,000	65,388,000	60,511,000	60,481,000	60,404,000	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures (in shares)	13,252				14,809					13,962	12,339	5,095
LTIP notional units (in shares)	478				517					438	542	476
Potentially dilutive shares		113,088,000	68,910,000	82,939,000	82,980,000	80,966,000	60,511,000	72,363,000	60,404,000	77,466	61,706	60,632
Diluted EPS (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.4)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.1)	$ (0.5)	$ (0.06)	$ (0.63)

Segment and geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment and related information
Operating revenues		$ 125,639,000	$ 52,333,000	$ 53,258,000	$ 53,665,000	$ 46,092,000	$ 54,039,000	$ 47,904,000	$ 47,221,000	$ 284,895	$ 195,256	$ 179,517
Segment assets	3,475,710	3,248,427			1,007,801	1,013,012				3,248,427	1,013,012	869,576
Goodwill	343,586	343,586				12,453				343,586	12,453	8,918
Capital expenditures										115,107	46,695	2,016
Project Adjusted EBITDA	92,851				35,993					185,278	152,584	144,179
Change in fair value of derivative instruments	58,422				(2,784)					25,334	17,643	5,047
Depreciation and amortization	49,945				17,437					95,564	65,791	67,643
Interest, net	8,868				6,240					27,990	23,628	31,511
Other project (income) expense	266				231					2,411	3,643	(8,437)
Project income		1,728,000	4,351,000	13,031,000	14,869,000	14,840,000	7,634,000	15,541,000	3,864,000	33,979	41,879	48,415
Administration	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss	986				(658)					13,838	(1,014)	20,506
Other (income) expense, net											(26)	362
Income (loss) from operations before income taxes	(55,505)				7,505					(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	(39,214)				5,982					(35,641)	(3,855)	(38,486)
North East
Segment and related information
Operating revenues										58,201	596
Segment assets	1,198,652	1,153,627			288,774	285,711				1,153,627	285,711	199,959
Goodwill		135,268								135,268
Capital expenditures										965	123
Project Adjusted EBITDA	42,398				7,488					59,299	36,030	32,435
Change in fair value of derivative instruments	58,016				490					3,624	3,470	(1,569)
Depreciation and amortization	17,447				4,596					30,818	15,653	14,286
Interest, net	4,738				2,434					11,512	8,321	10,450
Other project (income) expense	242				200					2,406	1,592	6,672
Project income										10,939	6,994	2,596
Income (loss) from operations before income taxes	(38,045)				(232)					10,939	6,994	2,596
Net loss	(38,045)				(232)					10,939	6,994	2,596
South East
Segment and related information
Operating revenues										160,911	163,205	148,517
Segment assets	431,046	428,996			360,763	342,608				428,996	342,608	327,844
Capital expenditures										113,826	46,397	1,954
Project Adjusted EBITDA	21,674				19,588					79,445	78,245	75,265
Change in fair value of derivative instruments	406				(3,274)					22,031	14,173	6,616
Depreciation and amortization	9,372				9,434					37,627	37,630	41,014
Interest, net	169				309					1,022	1,611	6,084
Other project (income) expense	14				31					67	135	(15,788)
Project income										18,698	24,696	37,339
Income (loss) from operations before income taxes	11,713				13,088					18,698	24,696	37,339
Net loss	11,713				13,088					18,698	24,696	37,339
North West
Segment and related information
Operating revenues										8,982
Segment assets	825,138	798,475			47,156	47,687				798,475	47,687	7,003
Goodwill		138,263								138,263
Capital expenditures										65
Project Adjusted EBITDA	13,439				866					11,363	736	822
Depreciation and amortization	10,426				439					9,554	364	365
Interest, net	1,096				370					2,877	(1)	(1)
Other project (income) expense	7									(206)	47
Project income										(862)	326	458
Income (loss) from operations before income taxes	1,910				57					(862)	326	458
Net loss	1,910				57					(862)	326	458
South West
Segment and related information
Operating revenues										55,501	30,318	31,000
Segment assets	940,675	743,574			226,542	222,437				743,574	222,437	232,179
Goodwill		66,520				8,918				66,520	8,918	8,918
Capital expenditures										169
Project Adjusted EBITDA	18,764				8,501					37,717	37,867	35,891
Depreciation and amortization	12,657				2,961					17,495	12,100	11,964
Interest, net	2,808				3,089					12,538	13,700	14,960
Other project (income) expense	82									26	2,080	679
Project income										7,658	9,987	8,288
Income (loss) from operations before income taxes	3,217				2,451					7,658	9,987	8,288
Net loss	3,217				2,451					7,658	9,987	8,288
Un-allocated Corporate
Segment and related information
Operating revenues										1,300	1,137
Segment assets	80,199	123,755			84,566	114,569				123,755	114,569	102,591
Goodwill		3,535				3,535				3,535	3,535
Capital expenditures										82	175	62
Project Adjusted EBITDA	(3,424)				(450)					(2,546)	(294)	(234)
Change in fair value of derivative instruments										(321)
Depreciation and amortization	43				7					70	44	14
Interest, net	57				38					41	(3)	18
Other project (income) expense	(79)									118	(211)
Project income										(2,454)	(124)	(266)
Administration	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss	986				658					13,838	(1,014)	20,506
Other (income) expense, net											(26)	362
Income (loss) from operations before income taxes	(34,300)				(7,859)					(80,398)	(26,934)	(102,860)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	$ (18,009)				$ (9,382)					$ (72,074)	$ (45,858)	$ (87,167)

Segment and geographic information (Details 2) (Revenues, net, Consolidated revenue)	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Progress Energy Florida (PEF)
Consolidated revenue concentration
Percentage of consolidated revenue	40.10%	52.00%	71.70%	78.00%	71.10%
California Independent System Operator
Consolidated revenue concentration
Percentage of consolidated revenue		10.60%	14.20%	15.90%	17.30%

Segment and related information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Revenue and Assets
Revenue	$ 125,639,000	$ 52,333,000	$ 53,258,000	$ 53,665,000	$ 46,092,000	$ 54,039,000	$ 47,904,000	$ 47,221,000	$ 284,895	$ 195,256	$ 179,517
Property, plant, and equipment, net	1,388,254			284,018	271,830				1,388,254	271,830		1,549,626
United States
Revenue and Assets
Revenue									249,109	195,256	179,517
Property, plant, and equipment, net	816,744			284,018	271,830				816,744	271,830		972,213
Canada
Revenue and Assets
Revenue									35,786
Property, plant, and equipment, net	$ 571,510								$ 571,510			$ 577,413

Related party transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Idaho Wind	Dec. 31, 2010 Idaho Wind	Dec. 31, 2011 ArcLight	Dec. 31, 2010 ArcLight	Dec. 31, 2009 ArcLight equityfund
Related party transactions
Loan to Idaho Wind			$ 22,781,000		$ 22,800,000
Interest income from loan given to Idaho Wind	5,110,000	22,781,000	(22,781,000)	1,600,000
Number of private equity funds								2
Aggregate amount payable on termination of contract								15,000,000
Payment due on termination date for termination of agreement								6,000,000
Additional payment due on first anniversary of termination date							5,000,000
Additional payment due on second anniversary of termination date						3,000,000
Additional payment due on third anniversary of termination date						1,000,000
Estimated fair value of termination fee due						$ 900,000

Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and contingencies
Lease expense under operating leases	$ 1,000,000	$ 900,000	$ 900,000
Future minimum lease commitments under operating leases
2012	1,149,000
2013	942,000
2014	619,000
2015	404,000
2016	335,000
Thereafter	1,609,000
Future minimum lease commitments	5,058,000
Estimated commitments under Transmission, Interconnection and Long-Term Service Agreements
2012	9,102,000
2013	6,671,000
2014	2,752,000
2015	2,822,000
2016	2,894,000
Thereafter	22,663,000
Total	46,904,000
Fuel Supply and Transportation Commitments
2012	67,712,000
2013	61,303,000
2014	64,214,000
2015	64,449,000
2016	66,006,000
Thereafter	66,732,000
Total	390,416,000
Construction Contract
Estimated amount paid by project in construction cost	$ 21,500,000

Commitments and contingencies (Details 2) (Rate application filed with FERC, USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Feb. 28, 2011 party	Sep. 30, 2011 Minimum M	Sep. 30, 2011 Maximum M
Commitments and contingencies
Path 15's annual revenue requirement	$ 28.8	$ 30.3
Number of parties in formal settlement		3
Period for final resolution of rate case proceeding (in months)			15	21

Unaudited selected quarterly financial data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited selected quarterly financial data
Project revenue		$ 125,639,000	$ 52,333,000	$ 53,258,000	$ 53,665,000	$ 46,092,000	$ 54,039,000	$ 47,904,000	$ 47,221,000	$ 284,895	$ 195,256	$ 179,517
Project income (loss)		1,728,000	4,351,000	13,031,000	14,869,000	14,840,000	7,634,000	15,541,000	3,864,000	33,979	41,879	48,415
Net income (loss) attributable to Atlantic Power Corporation		$ (29,830,000)	$ (27,900,000)	$ 13,186,000	$ 6,136,000	$ 1,304,000	$ (438,000)	$ 1,445,000	$ (6,063,000)	$ (38,408)	$ (3,752)	$ (38,486)
Weighted average number of common shares outstanding - basic		113,088,000	68,910,000	68,573,000	67,654,000	65,388,000	60,511,000	60,481,000	60,404,000	77,466	61,706	60,632
Net income (loss) per weighted average common share - basic (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.4)	$ 0.19	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.1)	$ (0.5)	$ (0.06)	$ (0.63)
Weighted average number of common shares outstanding - diluted		113,088,000	68,910,000	82,939,000	82,980,000	80,966,000	60,511,000	72,363,000	60,404,000	77,466	61,706	60,632
Net income (loss) per weighted average common share - diluted (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.4)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.1)	$ (0.5)	$ (0.06)	$ (0.63)

Subsequent events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended						1 Months Ended
	Feb. 28, 2012 PERH	Feb. 16, 2012 PERH	Dec. 31, 2011 PERH	Mar. 30, 2012 Canadian Hills	Jan. 31, 2012 Canadian Hills MW	Jan. 31, 2012 Acquisition Canadian Hills MW mi	Feb. 29, 2012 Sale agreement PERH	Feb. 16, 2012 Sale agreement PERH
Subsequent events
Amount invested						$ 23
Ownership percentage in subsidiary				48.00%	51.00%	51.00%
Ownership percentage in project						100.00%
Wind power project capacity (in MW)					298	298
Distance of project location (in miles)						20
Executed capacity under long-term power purchase agreement (in MW)						250
Capacity negotiated under long-term power purchase agreement (in MW)						48
Expected cost of project						460
Right to invest in project (as a percent)						100.00%
Right to invest in project, amount						170
Percentage of ownership interest		14.30%	14.30%	99.00%				14.30%
Price of entity's common membership interest in equity method investee	24						24
Management termination fee	6.1						6.1
Total price	$ 30.1						$ 30.1

Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Nov. 04, 2011
Long-term debt
Total debt		$ 1,415,278
Senior Notes, due 2018
Long-term debt
Total debt	$ 460,000	$ 460,000	$ 460,000
Interest rate on long-term debt (as a percent)	9.00%	9.00%	9.00%

Consolidating Financial Information (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Dec. 31, 2010 Guarantor Subsidiaries USD ($)	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 APC USD ($)	Dec. 31, 2011 APC USD ($)	Dec. 31, 2010 APC USD ($)	Mar. 31, 2012 Eliminations USD ($)	Dec. 31, 2011 Eliminations USD ($)
Current assets:
Cash and cash equivalents	$ 106,609	$ 60,651	$ 28,258	$ 45,497		$ 49,850	$ 37,327	$ 100,827	$ 58,370	$ 32,987	$ (78)	$ (15)	$ 5,860	$ 2,296	$ 12,510
Restricted cash	27,761	21,412		15,744				27,761	21,412
Accounts receivable	59,501	79,008		19,362				89,392	93,855		17,477	13,637	2,996	12,088		(50,364)	(40,572)
Current portion of derivative instruments asset	10,610	10,411		8,865					3,519					6,892
Prepayments, supplies, and other	41,861	26,243						39,555	24,436		1,167	1,225	1,139	582
Refundable income taxes	2,301	3,042		1,593					3,012					30
Total current assets	248,643	200,767		122,322				261,590	204,604		18,566	14,847	18,851	21,888		(50,364)	(40,572)
Property, plant, and equipment, net	1,549,626	1,388,254	284,018	271,830				1,375,605	1,213,080		175,087	176,017				(1,066)	(843)
Transmission system rights	178,319	180,282		188,134				178,319	180,282
Equity investments in unconsolidated affiliates	477,098	474,351		294,805				5,053,320	5,109,196				865,104	870,279		(5,441,326)	(5,505,124)
Other intangible assets, net	597,633	584,274		88,462				582,491	415,454		166,067	168,820				(150,925)
Goodwill	343,586	343,586		12,453		8,918		285,358	285,358		58,228	58,228
Derivative instruments asset	16,589	22,003		17,884					15,490					6,513
Other assets	64,216	54,910		17,122					463,110					433,035			(841,235)
Total assets	3,475,710	3,248,427	1,007,801	1,013,012		869,576		8,220,084	7,886,574		417,948	417,912	1,322,594	1,331,715		(6,484,916)	(6,387,774)
Current Liabilities:
Accounts payable and accrued liabilities	93,004	80,298						99,992	97,129		4,704	7,241	38,672	16,500		(50,364)	(40,572)
Revolving credit facility	72,800	58,000						22,800	8,000				50,000	50,000
Current portion of long-term debt	246,520	20,958		21,587				246,520	20,958
Current portion of derivative instruments liability	50,030	20,592		10,009					20,592
Interest payable on convertible debentures		1,708												1,708
Dividends payable	10,921	10,733		6,154					36					10,697
Other current liabilities	1,278	165		5					165
Total current liabilities	477,100	192,454		61,363				420,620	146,880		4,704	7,241	102,140	78,905		(50,364)	(40,572)
Long-term debt	1,364,685	1,404,900		244,299				714,685	754,900		190,000	190,000	460,000	460,000
Convertible debentures	193,269	189,563		220,616	219,425	146,250							193,269	189,563
Derivative instruments liability	109,873	33,170		21,543					33,170
Deferred income taxes	165,413	182,925		29,439					182,925
Other non-current liabilities	382,119	129,634						1,214,271	961,899		8,135	8,072	948	898		(841,235)	(841,235)
Equity
Preferred shares issued by a subsidiary company	221,304	221,304						221,304	221,304
Common shares	1,217,893	1,217,265		626,108				5,094,502	5,156,644		208,991	208,991	1,217,893	1,217,265		(5,303,493)	(5,365,635)
Accumulated other comprehensive income (loss)	12,216	(5,193)		255		(859)		12,216	(5,193)
Retained deficit	(395,743)	(320,622)		(196,494)				539,619	431,018		6,118	3,608	(651,656)	(614,916)		(289,824)	(140,332)
Total Atlantic Power Corporation shareholders' equity	1,055,670	1,112,754		429,869				5,867,641	5,803,773		215,109	212,599	566,237	602,349		(5,593,317)	(5,505,967)
Noncontrolling interest	2,867	3,027		3,507				2,867	3,027
Total equity	1,058,537	1,115,781		433,376		414,117	151,626	5,870,508	5,806,800		215,109	212,599	566,237	602,349		(5,593,317)	(5,505,967)
Total liabilities and equity	$ 3,475,710	$ 3,248,427		$ 1,013,012				$ 8,220,084	$ 7,886,574		$ 417,948	$ 417,912	$ 1,322,594	$ 1,331,715		$ (6,484,916)	$ (6,387,774)

Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Energy sales	$ 75,968				$ 18,502					$ 106,062	$ 69,116	$ 58,953
Energy capacity revenue	62,518				27,138					131,362	93,567	88,449
Transmission services	7,161				7,644					30,087	31,000	31,000
Other	21,963				381					17,384	1,573	1,115
Total project revenue		125,639,000	52,333,000	53,258,000	53,665,000	46,092,000	54,039,000	47,904,000	47,221,000	284,895	195,256	179,517
Project expenses:
Fuel	62,099				17,068					93,993	65,553	59,522
Project operations and maintenance	31,500				11,072					56,832	31,237	28,153
Depreciation and amortization	36,468				10,879					63,638	40,387	41,374
Total project expenses	130,067				39,019					214,463	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	58,122				(3,561)					22,776	14,047	6,813
Equity in earnings of unconsolidated affiliates	(2,947)				(1,311)					(6,356)	(13,777)	(8,514)
Interest expense, net	(7,033)				(4,647)					(20,053)	(17,660)	(18,800)
Other income, net	15				(2)					20	219	1,266
Total project other income (expense)	(62,193)				223					(36,453)	(16,200)	(2,053)
Project income		1,728,000	4,351,000	13,031,000	14,869,000	14,840,000	7,634,000	15,541,000	3,864,000	33,979	41,879	48,415
Administrative and other expenses (income):
Administration expense	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss	986				(658)					13,838	(1,014)	20,506
Total administrative and other expenses (income)	30,855				7,364					77,944	26,810	102,594
Income (loss) from operations before income taxes	(55,505)				7,505					(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	(39,214)				5,982					(35,641)	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(161)				(154)					(480)	(103)
Net income attributable to Preferred share dividends of a subsidiary company	3,239									3,247
Net loss attributable to Atlantic Power Corporation		(29,830,000)	(27,900,000)	13,186,000	6,136,000	1,304,000	(438,000)	1,445,000	(6,063,000)	(38,408)	(3,752)	(38,486)
Guarantor Subsidiaries
Project revenue:
Energy sales										97,053
Energy capacity revenue										131,362
Transmission services										30,087
Other										17,819
Total project revenue										276,321
Project expenses:
Fuel	62,099									93,993
Project operations and maintenance	30,067									55,334
Depreciation and amortization	32,705									60,999
Total project expenses	124,871									210,326
Project other income (expense):
Change in fair value of derivative instruments	58,122									(22,776)
Equity in earnings of unconsolidated affiliates	(2,947)									5,989
Interest expense, net	(4,325)									(16,694)
Other income, net	15									20
Total project other income (expense)	(59,485)									(33,461)
Project income										32,534
Administrative and other expenses (income):
Administration expense	5,134									12,636
Interest, net	20,379									67,666
Foreign exchange loss	1,133									4,057
Total administrative and other expenses (income)	26,646									84,359
Income (loss) from operations before income taxes	(53,884)									(51,825)
Income tax expense (benefit)	(16,291)									(8,566)
Net loss	(37,593)									(44,628)
Net loss attributable to noncontrolling interest	(161)									(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,239									3,247
Net loss attributable to Atlantic Power Corporation										(46,026)
Curtis Palmer
Project revenue:
Energy sales										9,009
Total project revenue										9,009
Project expenses:
Project operations and maintenance	1,636									851
Depreciation and amortization	3,763									2,639
Total project expenses	5,399									3,490
Project other income (expense):
Interest expense, net	(2,708)									(1,911)
Total project other income (expense)	(2,708)									(1,911)
Project income										3,608
Administrative and other expenses (income):
Income (loss) from operations before income taxes	2,510									3,608
Net loss	2,510									3,608
Net loss attributable to Atlantic Power Corporation										3,608
APC
Project expenses:
Project operations and maintenance	(128)									922
Total project expenses	(128)									922
Project other income (expense):
Interest expense, net										128
Total project other income (expense)										128
Project income										(794)
Administrative and other expenses (income):
Administration expense	2,699									25,472
Interest, net	1,484									(41,668)
Foreign exchange loss	(147)									9,781
Total administrative and other expenses (income)	4,036									(6,415)
Income (loss) from operations before income taxes	(3,908)									5,621
Income tax expense (benefit)										242
Net loss	(3,908)									5,379
Net loss attributable to Atlantic Power Corporation										5,379
Eliminations
Project revenue:
Other										(435)
Total project revenue										(435)
Project expenses:
Project operations and maintenance	(75)									(275)
Total project expenses	(75)									(275)
Project other income (expense):
Equity in earnings of unconsolidated affiliates										367
Interest expense, net										(1,576)
Total project other income (expense)										(1,209)
Project income										(1,369)
Administrative and other expenses (income):
Interest, net	173
Total administrative and other expenses (income)	173
Income (loss) from operations before income taxes	(223)									(1,369)
Net loss	(223)									(1,369)
Net loss attributable to Atlantic Power Corporation										$ (1,369)

Consolidating Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (39,214)	$ 5,982	$ (35,641)	$ (3,855)	$ (38,486)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	36,468	10,879	63,638	40,387	41,374
Long-term incentive plan expense	1,081	825	3,167	4,497
Earnings from unconsolidated affiliates			(6,356)
Distributions from unconsolidated affiliates	249	1,450	21,889	16,843	27,884
Unrealized foreign exchange loss	12,916	1,878	8,636	5,611	24,370
Change in fair value of derivative instruments	58,122	(3,561)	22,776	14,047	6,813
Change in deferred income taxes			(9,908)
Change in other operating balances
Accounts receivable	19,507	(419)	(15,563)	1,729	10,520
Prepayments, refundable income taxes and other assets			1,653
Accounts payable and accrued liabilities	10,574	1,937	4,931	(6,551)	2,959
Other liabilities	1,546	500	(3,287)	2,468	(84)
Net cash provided by operating activities	66,492	20,347	55,935	86,953	50,449
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired			(591,583)	(78,180)	(3,068)
Short-term loan to Idaho Wind			22,781
Change in restricted cash	(6,349)	(7,524)	(5,668)	945	575
Biomass development costs	(123)	(308)	(931)	(2,286)
Proceeds from sale of assets			8,500	2,000	29,467
Purchase of property, plant and equipment	(716)	(338)	(115,107)	(46,695)	(2,016)
Net cash (used in) provided by investing activities	(170,615)	(18,115)	(682,008)	(146,997)	24,958
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt			460,000
Proceeds from project level debt	184,216	2,781	100,794		78,330
Proceeds from issuance of equity, net of offering costs			155,424	72,767
Proceeds from issuance of convertible debenture, net of offering costs				74,575
Deferred financing costs	(10,179)		(26,373)	(7,941)
Repayment of project-level debt	(2,725)	(3,400)	(21,589)	(18,882)	(12,744)
Proceeds from revolving credit facility borrowings	22,800		58,000	20,000
Dividends paid	(36,031)	(18,852)	(85,029)	(65,028)	(24,955)
Net cash provided by (used in) financing activities	150,081	(19,471)	641,227	55,691	(62,884)
Net (decrease) increase in cash and cash equivalents	45,958	(17,239)	15,154	(4,353)	12,523
Cash and cash equivalents at beginning of year	60,651	45,497	45,497	49,850	37,327
Cash and cash equivalents at end of year	106,609	28,258	60,651	45,497	49,850
Guarantor Subsidiaries
Cash flows from operating activities:
Net loss	(37,593)		(44,628)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	32,705		60,999
Long-term incentive plan expense			3,167
Earnings from unconsolidated affiliates			(6,356)
Distributions from unconsolidated affiliates			13,552
Unrealized foreign exchange loss			4,105
Change in fair value of derivative instruments	58,122		(22,776)
Change in deferred income taxes			(9,908)
Change in other operating balances
Accounts receivable			23,952
Prepayments, refundable income taxes and other assets			1,783
Accounts payable and accrued liabilities			(46,561)
Other liabilities			(1,918)
Net cash provided by operating activities	30,019		20,963
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	198		12,143
Short-term loan to Idaho Wind			21,465
Change in restricted cash	(6,349)		(5,668)
Biomass development costs	(123)		(931)
Proceeds from sale of assets			8,500
Purchase of property, plant and equipment			(115,047)
Net cash (used in) provided by investing activities	(170,400)		(79,538)
Cash flows (used in) provided by financing activities:
Proceeds from project level debt	184,216		100,794
Deferred financing costs	(10,179)
Repayment of project-level debt	(2,725)		(21,589)
Proceeds from revolving credit facility borrowings	22,800		8,000
Dividends paid	(3,274)		(3,247)
Net cash provided by (used in) financing activities	182,838		83,958
Net (decrease) increase in cash and cash equivalents	42,457		25,383
Cash and cash equivalents at beginning of year	58,370	32,987	32,987
Cash and cash equivalents at end of year	100,827		58,370
Curtis Palmer
Cash flows from operating activities:
Net loss	2,510		3,608
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	3,763		2,639
Change in other operating balances
Accounts receivable			(8,880)
Prepayments, refundable income taxes and other assets			583
Accounts payable and accrued liabilities			2,095
Net cash provided by operating activities	(46)		45
Cash flows (used in) provided by investing activities:
Purchase of property, plant and equipment			(60)
Net cash (used in) provided by investing activities	(17)		(60)
Cash flows (used in) provided by financing activities:
Net (decrease) increase in cash and cash equivalents	(63)		(15)
Cash and cash equivalents at beginning of year	(15)
Cash and cash equivalents at end of year	(78)		(15)
APC
Cash flows from operating activities:
Net loss	(3,908)		5,379
Adjustments to reconcile to net cash provided by operating activities:
Distributions from unconsolidated affiliates			8,337
Unrealized foreign exchange loss			4,531
Change in other operating balances
Accounts receivable			298
Prepayments, refundable income taxes and other assets			(713)
Accounts payable and accrued liabilities			18,464
Other liabilities			(1,369)
Net cash provided by operating activities	36,519		34,927
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	(198)		(603,726)
Short-term loan to Idaho Wind			1,316
Net cash (used in) provided by investing activities	(198)		(602,410)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt			460,000
Proceeds from issuance of equity, net of offering costs			155,424
Deferred financing costs			(26,373)
Proceeds from revolving credit facility borrowings			50,000
Dividends paid	(32,757)		(81,782)
Net cash provided by (used in) financing activities	(32,757)		557,269
Net (decrease) increase in cash and cash equivalents	3,564		(10,214)
Cash and cash equivalents at beginning of year	2,296	12,510	12,510
Cash and cash equivalents at end of year	5,860		2,296
Eliminations
Cash flows from operating activities:
Net loss	(223)		(1,369)
Change in other operating balances
Accounts receivable			(30,933)
Accounts payable and accrued liabilities			$ 30,933

VALUATION AND QUALIFYING ACCOUNTS (Details) (Income tax valuation allowance, deducted from deferred tax assets:, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax valuation allowance, deducted from deferred tax assets:
Movement in valuation and qualifying accounts
Balance at Beginning of Period	$ 79,420	$ 67,131	$ 45,126
Charged to Costs and Expenses	9,600	12,289	22,005
Balance at End of Period	$ 89,020	$ 79,420	$ 67,131

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)
Current Assets:
Cash and cash equivalents	$ 106,609	$ 60,651	$ 28,258	$ 45,497		$ 49,850	$ 37,327
Restricted cash	27,761	21,412		15,744
Accounts receivable	59,501	79,008		19,362
Current portion of derivative instruments asset	10,610	10,411		8,865
Inventory	18,214	18,628		5,498
Prepayments and other	23,647	7,615		2,982
Refundable income taxes	2,301	3,042		1,593
Total current assets	248,643	200,767		122,322
Property, plant, and equipment, net	1,549,626	1,388,254	284,018	271,830
Transmission system rights	178,319	180,282		188,134
Equity investments in unconsolidated affiliates	477,098	474,351		294,805
Other intangible assets, net	597,633	584,274		88,462
Goodwill	343,586	343,586		12,453		8,918
Derivative instruments asset	16,589	22,003		17,884
Other assets	64,216	54,910		17,122
Total assets	3,475,710	3,248,427	1,007,801	1,013,012		869,576
Current Liabilities:
Accounts payable	20,561	18,122		8,608
Accrued interest	33,534	19,916		3,975
Other Accrued liabilities	41,456	43,968		11,025
Revolving credit facility	72,800	58,000
Current portion of long-term debt	246,520	20,958		21,587
Current portion of derivative instruments liability	50,030	20,592		10,009
Dividends payable	10,921	10,733		6,154
Other current liabilities	1,278	165		5
Total current liabilities	477,100	192,454		61,363
Long-term debt	1,364,685	1,404,900		244,299
Convertible debentures	193,269	189,563		220,616	219,425	146,250
Derivative instruments liability	109,873	33,170		21,543
Deferred income taxes	165,413	182,925		29,439
Power purchase and fuel supply agreement liabilities, net	46,811	71,775
Other non-current liabilities	60,022	57,859		2,376
Commitments and contingencies
Total liabilities	2,417,173	2,132,646		579,636
Equity
Common shares, no par value, unlimited authorized shares; 113,526,182 and 67,118,154 issued and outstanding at December 31, 2011 and 2010, respectively	1,217,893	1,217,265		626,108
Preferred shares issued by a subsidiary company	221,304	221,304
Accumulated other comprehensive income (loss)	12,216	(5,193)		255		(859)
Retained deficit	(395,743)	(320,622)		(196,494)
Total Atlantic Power Corporation shareholders' equity	1,055,670	1,112,754		429,869
Noncontrolling interest	2,867	3,027		3,507
Total equity	1,058,537	1,115,781		433,376		414,117	151,626
Total liabilities and equity	$ 3,475,710	$ 3,248,427		$ 1,013,012

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common shares, issued shares	113,680,643	113,526,182	67,118,154
Common shares, outstanding shares	113,680,643	113,526,182	67,118,154

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Energy sales	$ 75,968				$ 18,502					$ 106,062	$ 69,116	$ 58,953
Energy capacity revenue	62,518				27,138					131,362	93,567	88,449
Transmission services	7,161				7,644					30,087	31,000	31,000
Other	21,963				381					17,384	1,573	1,115
Total project revenue	167,610				53,665
Project expenses:
Fuel	62,099				17,068					93,993	65,553	59,522
Operations and maintenance	31,500				11,072					56,832	31,237	28,153
Depreciation and amortization	36,468				10,879					63,638	40,387	41,374
Total project expenses	130,067				39,019					214,463	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	(58,122)				3,561					(22,776)	(14,047)	(6,813)
Equity in earnings of unconsolidated affiliates	2,947				1,311					6,356	13,777	8,514
Interest expense	(7,033)				(4,647)					(20,053)	(17,660)	(18,800)
Other income (expense), net	15				(2)					20	219	1,266
Total project other income (expense)	(62,193)				223					(36,453)	(16,200)	(2,053)
Project (loss) income	(24,650)				14,869
Administrative and other expenses (income):
Administration	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss (gain)	986				(658)					13,838	(1,014)	20,506
Total administrative and other expenses (income)	30,855				7,364					77,944	26,810	102,594
Income (loss) from operations before income taxes	(55,505)				7,505					(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	(39,214)				5,982					(35,641)	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(161)				(154)					(480)	(103)
Net income attributable to Preferred share dividends of a subsidiary company	3,239									3,247
Net (loss) income attributable to Atlantic Power Corporation	$ (42,292)				$ 6,136
Net (loss) income per share attributable to Atlantic Power Corporation shareholders:
Basic (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.4)	$ 0.19	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.1)	$ (0.5)	$ (0.06)	$ (0.63)
Diluted (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.4)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.1)	$ (0.5)	$ (0.06)	$ (0.63)
Weighted average number of common shares outstanding:
Basic (in shares)	113,578				67,654
Diluted (in shares)	113,578				68,171

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net (loss) income attributable to Atlantic Power Corporation	$ (42,292)	$ 6,136
Net (loss) income	(39,214)	5,982
Other comprehensive income, net of tax:
Unrealized loss on hedging activities	15	721
Net amount reclassified to earnings	230	(449)
Change in fair value of cash flow hedges	245	272
Foreign currency translation adjustments	17,164
Total other comprehensive income, net of tax	17,409	272
Net comprehensive loss	(24,883)	6,408
Atlantic Power Corporation
Net (loss) income	(39,214)	5,982
Other comprehensive income, net of tax:
Unrealized loss on hedging activities	15	721
Net amount reclassified to earnings	230	(449)
Change in fair value of cash flow hedges	245	272
Foreign currency translation adjustments	17,164
Total other comprehensive income, net of tax	17,409	272
Net comprehensive loss	(21,805)	6,254
Noncontrolling Interests
Net (loss) income	3,078	(154)
Other comprehensive income, net of tax:
Net comprehensive loss	$ 3,078	$ (154)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net (loss) income	$ (39,214)	$ 5,982
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	36,468	10,879
Long-term incentive plan expense	1,081	825
Earnings from unconsolidated affiliates	(2,947)	(1,311)
Distributions from unconsolidated affiliates	249	1,450
Unrealized foreign exchange loss	12,916	1,878
Change in fair value of derivative instruments	58,122	(3,561)
Change in deferred income taxes	(17,676)	2,011
Accounts receivable	19,507	(419)
Prepayments, refundable income taxes and other assets	(14,134)	176
Accounts payable and accrued liabilities	10,574	1,937
Other liabilities	1,546	500
Net cash provided by operating activities	66,492	20,347
Cash flows used in investing activities:
Proceeds from (loan to) Idaho Wind		5,110
Change in restricted cash	(6,349)	(7,524)
Biomass development costs	(123)	(308)
Construction in progress	(163,427)	(15,055)
Purchase of property, plant and equipment and intangibles	(716)	(338)
Net cash (used in) provided by investing activities	(170,615)	(18,115)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of project level debt	184,216	2,781
Repayment of project-level debt	(2,725)	(3,400)
Proceeds from revolving credit facility borrowings	22,800
Repayments of revolving credit facility borrowings	(8,000)
Dividends paid	(36,031)	(18,852)
Deferred financing costs	(10,179)
Net cash provided by (used in) financing activities	150,081	(19,471)
Net (decrease) increase in cash and cash equivalents	45,958	(17,239)
Cash and cash equivalents at beginning of year	60,651	45,497
Cash and cash equivalents at end of year	106,609	28,258
Supplemental cash flow information
Interest paid	17,953	4,659
Income taxes paid, net	644	14
Accruals for capital expenditures	$ 3,695

Basis of presentation and summary of significant accounting policies	3 Months Ended
Mar. 31, 2012
Summary of significant accounting policies
Basis of presentation and summary of significant accounting policies

1. Basis of presentation and summary of significant accounting policies

Overview

        Atlantic Power is a power generation and infrastructure company with a portfolio of assets in the United States and Canada. Our power generation projects sell electricity to utilities and other large commercial customers under long-term power purchase agreements ("PPAs"), which seek to minimize exposure to changes in commodity prices. Our power generation projects in operation have an aggregate gross electric generation capacity of approximately 3,397 MW in which our ownership interest is approximately 2,141 MW. Our current portfolio consists of interests in 31 operational power generation projects across 11 states in the United States and two provinces in Canada and an 84 mile 500-kilovolt electric transmission line located in California. In addition, we have one 53 MW biomass project under construction in Georgia and one approximately 300 MW wind project under construction in Oklahoma. Atlantic Power also owns a majority interest in Rollcast Energy, a biomass power plant developer in North Carolina.

        Atlantic Power is a corporation established under the laws of the Province of Ontario, Canada on June 18, 2004 and continued to the Province of British Columbia on July 8, 2005. Our shares trade on the Toronto Stock Exchange under the symbol "ATP" and on the New York Stock Exchange under the symbol "AT." Our registered office is located at 355 Burrard Street, Suite 1900, Vancouver, British Columbia V6C 2G8 Canada and our headquarters is located at 200 Clarendon Street, Floor 25, Boston, Massachusetts, 02116, USA. Our telephone number in Boston is (617) 977-2400 and the address of our website is www.atlanticpower.com. We make available, free of charge, on our website our Annual Report on Form 10-K, Quarterly Reports on Form 10-Q, Current Reports on Form 8-K, and amendments to those reports filed or furnished pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as soon as reasonably practicable after we electronically file such material with, or furnish it to, the Securities and Exchange Commission ("SEC"). Additionally, we make available on our website our Canadian securities filings.

        The interim consolidated financial statements have been prepared in accordance with the SEC regulations for interim financial information and with the instructions to Form 10-Q. The following notes should be read in conjunction with the accounting policies and other disclosures as set forth in the notes to our financial statements in our Annual Report on Form 10-K for the year ended December 31, 2011. Interim results are not necessarily indicative of results for the full year.

        In our opinion, the accompanying unaudited interim consolidated financial statements present fairly our consolidated financial position as of March 31, 2012, the results of operations for the three month periods ended March 31, 2012 and 2011, and our cash flows for the three month periods ended March 31, 2012 and 2011.

Use of estimates

        The preparation of financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the periods presented, we have made a number of estimates and valuation assumptions, including the fair values of acquired assets, the useful lives and recoverability of property, plant and equipment, intangible assets and liabilities related to PPAs and fuel supply agreements, the recoverability of equity investments, the recoverability of deferred tax assets, tax provisions, the valuation of shares associated with our Long-Term Incentive Plan ("LTIP") and the fair value of financial instruments and derivatives. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. These estimates and valuation assumptions are based on present conditions and our planned course of action, as well as assumptions about future business and economic conditions. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

Recently issued accounting standards

Adopted

        On January 1, 2012, we adopted changes issued by the Financial Accounting Standards Board ("FASB") to conform existing guidance regarding fair value measurement and disclosure between GAAP and International Financial Reporting Standards. These changes both clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity's shareholders' equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity's use of a nonfinancial asset in a way that differs from the asset's highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. The adoption of these changes had no impact on our consolidated financial statements.

        On January 1, 2012, we adopted changes issued by the FASB to the presentation of comprehensive income. These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity was eliminated. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share. We elected to present the two-statement option. Other than the change in presentation, the adoption of these changes had no impact on our consolidated financial statements.

Acquisitions and divestitures	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Acquisitions and divestments
Acquisitions and divestitures

2. Acquisitions and divestitures

2012 Acquisition

        On January 31, 2012, Atlantic Oklahoma Wind, LLC ("Atlantic OW"), a Delaware limited liability company and our wholly owned subsidiary, entered into a purchase and sale agreement with Apex Wind Energy Holdings, LLC, a Delaware limited liability company ("Apex"), pursuant to which Atlantic OW acquired a 51% interest in Canadian Hills Wind, LLC, an Oklahoma limited liability company ("Canadian Hills") for a nominal sum. Canadian Hills is the owner of a 298.45 MW wind energy project under construction in the state of Oklahoma. On March 30, 2012, we completed the purchase of an additional 48% interest in the Canadian Hills for a nominal amount, bringing our total interest in the project to 99%. Apex retained a 1% interest in the project. We also closed on a $310 million non-recourse, project-level construction financing facility for the project, which includes a $290 million construction loan and a $20 million 5-year letter of credit facility. The construction loan is structured to be repaid by a tax equity investment, in which we are actively pursuing, when Canadian Hills commences commercial operations. We are committed to investing approximately $180 million of equity (net of financing costs) following the funding of the construction financing. The acquisition of Canadian Hills was accounted for as an asset purchase and is consolidated in our consolidated balance sheet at March 31, 2012.

Purchase Accounting Adjustment

        In the three months ended March 31, 2012, we recorded an adjustment to intangible assets for PPAs and fuel supply agreement liabilities that resulted from our acquisition of Atlantic Power Limited Partnership, formerly Capital Power Income L.P. (the "Partnership") on November 5, 2011. The fair values of these assets acquired and liabilities assumed were refined based upon further analysis as the purchase price allocation at December 31, 2011 was preliminary. Fair values were determined by applying an income approach using the discounted cash flow method. These measurements were based on significant inputs not observable in the market and thus represent a Level 3 fair value measurement. As a result of the adjustment, intangible assets increased by $26.0 million and fuel supply agreement liabilities increased by $26.0 million in the three months ended March 31, 2012.

2012 Divestiture

        On February 16, 2012, we entered into an agreement with Primary Energy Recycling Corporation ("Primary Energy" or "PERC"), whereby PERC agreed to purchase our 7,462,830.33 common membership interests in Primary Energy Recycling Holdings, LLC ("PERH") (14.3% of PERH total interests) for approximately $24 million, plus a management agreement termination fee of approximately $6.1 million, for a total sale price of $30.1 million. The agreed upon price for our private interest in PERH was established as of December 19, 2011 and represented a 16% discount to the 60-day volume weighted average trading price of PERH's common shares at that time. The transaction remains subject to pricing adjustment or termination under certain circumstances. Completion of the transaction is subject to PERC obtaining financing and is expected to close during the second quarter of 2012.

2011 Divestiture

        On February 28, 2011, we entered into a purchase and sale agreement with a third party for the purchase of our lessor interest in the Topsham project. The transaction closed on May 6, 2011 and we received proceeds of $8.5 million. No gain or loss was recorded on the sale.

3. Acquisitions and divestments

  Acquisitions

(a)   Capital Power Income L.P.

        On November 5, 2011, we completed the acquisition of all of the outstanding limited partnership units of Capital Power Income, LP (renamed Atlantic Power Limited Partnership on February 1, 2012, the "Partnership") pursuant to the terms and conditions of an Arrangement Agreement, dated June 20, 2011, as amended by Amendment No. 1, dated July 15, 2011 (the"Arrangement Agreement"), by and among us, the Partnership, CPI Income Services, Ltd., the general partner of the Partnership and CPI Investments, Inc., a unitholder of the Partnership that was then owned by EPCOR Utilities Inc. and Capital Power Corporation. The transactions contemplated by the Arrangement Agreement were effected through a court-approved plan of arrangement under the Canada Business Corporations Act (the "Plan of Arrangement"). The Plan of Arrangement was approved by the unitholders of the Partnership, and the issuance of our common shares to the Partnership unitholders pursuant to the Plan of Arrangement was approved by our shareholders, at respective special meetings held on November 1, 2011. A Final Order approving the Plan of Arrangement was granted by the Court of Queen's Bench of Alberta on November 1, 2011. Pursuant to the Plan of Arrangement, the Partnership sold its Roxboro and Southport facilities located in North Carolina to an affiliate of Capital Power Corporation, for approximately Cdn$121.4 million which equates to approximately Cdn$2.15 per unit of the Partnership. In addition, in connection with the Plan of Arrangement, the management agreements between certain subsidiaries of Capital Power Corporation and the Partnership and certain of its subsidiaries were terminated in consideration of a payment of Cdn$10.0 million. Atlantic Power and its subsidiaries assumed the management of the Partnership upon closing and entered into a transitional services agreement with Capital Power Corporation for a term of six to twelve months to facilitate and support the integration of the Partnership into Atlantic Power.

        The acquisition expands and diversifies our asset portfolio to include projects in Canada and regions of the United States where we did not have a presence. The enhanced geographic diversification is anticipated to lead to additional growth opportunities in those regions where we did not previously operate. Our average PPA term increases from 8.8 years to 9.1 years and enhances the credit quality of our portfolio of off takers. The acquisition increases our market capitalization and enterprise value which is expected to add liquidity and enhance access to capital to fuel the long-term growth of our asset base throughout North America.

        Pursuant to the Plan of Arrangement, we directly and indirectly acquired each outstanding limited partnership unit of the Partnership in exchange for Cdn$19.40 in cash ("Cash Consideration") or 1.3 Atlantic Power common shares ("Share Consideration") in accordance with elections and deemed elections in accordance with the Plan of Arrangement.

        As a result of the elections made by the Partnership unitholders and pro-ration in accordance with the Plan of Arrangement, those unitholders who elected to receive Cash Consideration received in exchange for each limited partnership unit of the Partnership (i) cash equal to approximately 73% of the Cash Consideration and (ii) Share Consideration in respect of the remaining approximately 27% of the consideration payable for the unit. Any limited partnership units of the Partnership not exchanged for cash consideration in accordance with the Plan of Arrangement were exchanged for Share Consideration.

        At closing, the consideration paid to acquire the Partnership totaled $1.0 billion, consisting of $601.8 million paid in cash and $407.4 million in shares of our common shares (31.5 million shares issued) less cash acquired of $22.7 million.

        Our acquisition of the Partnership is accounted for under the acquisition method of accounting as of the transaction closing date. The purchase price allocation for the business combination is estimated as follows (in thousands):

Fair value of consideration transferred:
Cash	$601,766
Equity	407,424

Total purchase price	$1,009,190

Preliminary purchase price allocation
Working capital	$37,951
Property, plant and equipment	1,024,015
Intangibles	528,531
Other long-term assets	224,295
Long-term debt	(621,551)
Other long-term liabilities	(129,341)
Deferred tax liability	(164,539)

Total identifiable net assets	899,361
Preferred shares	(221,304)
Goodwill	331,133

Total purchase price	1,009,190
Less cash acquired	(22,683)

Cash paid, net of cash acquired	$986,507

        The purchase price was computed using the Partnership's outstanding units as of June 30, 2011, adjusted for the exchange ratio at November 4, 2011. The purchase price reflects the market value of our common shares issued in connection with the transaction based on the closing price of the Partnership's units on the Toronto Stock Exchange on November 4, 2011. The goodwill is attributable to the expansion of our asset portfolio to include projects in Canada and regions of the United States where we did not have a presence and this enhanced geographic diversification should lead to additional growth opportunities in those regions we did not previously operate. It is not expected to be deductible for tax purposes. Of the $331.1 million of goodwill, $135.3 million was assigned to the Northeast segment, $138.2 million was assigned to the Northwest segment and $57.6 million was assigned to the Southwest segment.

        The fair values of the assets acquired and liabilities assumed were estimated by applying an income approach using the discounted cash flow method. These measurements were based on significant inputs not observable in the market and thus represent a level 3 fair value measurement. The primary considerations and assumptions that affected the discounted cash flows included the operational characteristics and financial forecasts of acquired facilities, remaining useful lives and discount rates based of the weighted average cost of capital ("WACC") on a merchant basis. The WACCs were based on a set of comparable companies as well as existing yields for debt and equity as of the acquisition date.

        The partnership contributed revenues of $73.8 million and a loss of less than $0.1 million to our consolidated statements of operations for the period from November 5, 2011 to December 31, 2011. The following unaudited pro-forma consolidated results of operations for years ended December 31, 2011 and 2010, assume the Partnership acquisition occurred as of January 1 of each year. The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisition had taken place on January 1, 2011 and January 1, 2010 or of results that may occur in the future (amounts in thousands):

	Unaudited
	Years ended December 31,
	2011	2010
Total project revenue	$694,162	$669,985
Net income (loss) attributable to Atlantic Power Corporation	(95,772)	(2,462)
Net income (loss) per share attributable to Atlantic Power Corporation shareholders:
Basic	$(0.85)	$(0.02)
Diluted	$(0.85)	$(0.02)

(b)   Rockland

        On December 28, 2011, we purchased a 30% interest for $12.5 million in the Rockland Wind Project ("Rockland"), an 80 MW wind farm near American Falls, Idaho, that began operations in early December 2011. The Rockland Wind Project sells power under a 25-year power purchase agreement with Idaho Power. Rockland is accounted for under the equity method of accounting.

(c)   Cadillac

        On December 21, 2010, we acquired 100% of Cadillac Renewable Energy, LLC, which owns and operates a 39.6 MW wood-fired facility in Cadillac, Michigan. The purchase price was funded by $37.0 million using a portion of the cash raised in the public equity and convertible debenture offerings in October 2010 and the assumption of $43.1 million of project-level debt. The cash payment for the acquisition of Cadillac was allocated to the net assets acquired based on our estimate of fair value. The total cash paid for the acquisition, less cash acquired in December 2010 was $35.1 million.

        The allocation of the purchase price to the net assets acquired is as follows:

Recognized amounts of identifiable assets acquired and liabilities assumed:
Working capital	$5,643
Property, plant and equipment	42,101
Power purchase agreements	36,420
Interest rate swap derivative	(4,038)
Project-level debt	(43,131)

Total purchase price	36,995
Less cash acquired	(1,870)

Cash paid, net of cash acquired	$35,125

(d)   Piedmont

        On October 21, 2010, we completed the closing of non-recourse, project-level bank financing for our Piedmont Green Power project ("Piedmont"). The terms of the financing include an $82.0 million construction and term loan and a $51.0 million bridge loan for approximately 95% of the stimulus grant expected to be received from the U.S. Treasury 60 days after the start of commercial operations. In addition, we made an equity contribution of approximately $75.0 million for substantially all of the equity interest in the project. Piedmont is a 53.5 MW biomass plant located in Barnesville, Georgia, approximately 70 miles south of Atlanta. The Project was developed and will be managed by Rollcast Energy, Inc., a biomass developer in which we own a 60% interest.

(e)   Idaho Wind

        On July 2, 2010, we acquired a 27.6% equity interest in Idaho Wind Partners 1, LLC ("Idaho Wind") for $38.9 million and approximately $3.1 million in transaction costs. Idaho Wind began commercial operation in the fourth quarter of 2010. Our investment in Idaho Wind was funded with cash on hand and a $20.0 million borrowing under our revolving credit facility, which was repaid in October 2010 with a portion of the proceeds from a public offering. Idaho Wind is accounted for under the equity method of accounting.

(f)    Rollcast

        On March 31, 2009, we acquired a 40% equity interest in Rollcast Energy, Inc., a North Carolina Corporation for $3.0 million in cash. On March 1, 2010, we paid $1.2 million in cash for an additional 15% of the shares of Rollcast, increasing our interest from 40% to 55% and providing us control of Rollcast. We consolidated Rollcast as of that date. We previously accounted for our 40% interest in Rollcast as an equity method investment. On April 28, 2010, we paid an additional $0.8 million to increase our ownership interest in Rollcast to 60%.

        Rollcast is a developer of biomass power plants in the southeastern U.S. with several projects in various stages of development. The investment in Rollcast gives us the option but not the obligation to invest equity in Rollcast's biomass power plants.

        The following table summarizes the consideration transferred to acquire Rollcast and the preliminary estimated amounts of identifiable assets acquired and liabilities assumed at the March 1, 2010 acquisition date, as well as the fair value of the noncontrolling interest in Rollcast at the acquisition date:

Fair value of consideration transferred:
Cash	$1,200
Other items to be allocated to identifiable assets acquired and liabilities assumed:
Fair value of our investment in Rollcast at the acquisition date	2,758
Fair value of noncontrolling interest in Rollcast	3,410
Gain recognized on the step acquisition	211

Total	$7,579

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,524
Property, plant and equipment	130
Prepaid expenses and other assets	133
Capitalized development costs	2,705
Trade and other payables	(448)

Total identifiable net assets	4,044
Goodwill	3,535

$7,579

        As a result of obtaining control over Rollcast, our previously held 40% interest was remeasured to fair value, resulting in a gain of $0.2 million. This has been recognized in other income (expense) in the consolidated statements of operations.

        The fair value of the noncontrolling interest of $3.4 million in Rollcast was estimated by applying an income approach using the discounted cash flow method. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 fair value measurement. The fair value estimate utilized an assumed discount rate of 9.4% which is composed of a risk-free rate and an equity risk premium determined by the capital asset pricing of companies deemed to be similar to Rollcast. The estimate assumed that no fair value adjustments are required because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in Rollcast.

        The goodwill is attributable to the value of future biomass power plant development opportunities. It is not expected to be deductible for tax purposes. All of the $3.5 million of goodwill was assigned to the Un-allocated Corporate segment.

  Divestments

(a)   Onondaga Renewables

        In the fourth quarter of 2011, the partners of Onondaga Renewables initiated a plan to sell their interests in the project. We determined that the carrying value of the Onondaga Renewables project was impaired and recorded a pre-tax long-lived asset impairment of $1.5 million. Our estimate of the fair market value of our 50% investment in the Onondaga Renewables project was determined based on quoted market prices for the remaining land and equipment. The Onondaga Renewables project is accounted for under the equity method of accounting and the impairment charge is included in equity earnings from unconsolidated affiliates in the consolidated statements of operations.

(b)   Topsham

        On February 28, 2011, we entered into a purchase and sale agreement with an affiliate of ArcLight for the purchase of our lessor interest in the project. The transaction closed on May 6, 2011 and we received proceeds of $8.5 million, resulting in no gain or loss on the sale.

(c)   Rumford

        During the three months ended September 30, 2009, we reviewed the recoverability of our 23.5% equity investment in the Rumford project. The review was undertaken as a result of not receiving distributions from the Project through the first nine months of 2009 and our view about the long-term economic viability of the plant upon expiration of the project's PPA on December 31, 2009.

        Based on this review, we determined that the carrying value of the Rumford project was impaired and recorded a pre-tax long-lived asset impairment of $5.5 million during 2009. The Rumford project is accounted for under the equity method of accounting and the impairment charge is included in equity in earnings of unconsolidated affiliates in the consolidated statements of operations.

        In the fourth quarter of 2009, Atlantic Power and the other limited partners in the Rumford project settled a dispute with the general partner related to the general partner's failure to pay distributions to the limited partners in 2009. Under the terms of the settlement, we received $2.9 million in distributions from Rumford in the fourth quarter of 2009. In addition, the general partner agreed to purchase the interests of all the limited partners in June 2010. In November 2010 we received our share of the sale proceeds of $2.0 million and recognized a gain on sale of investment of $1.5 million.

Equity method investments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity method investments
Equity method investments

3. Equity method investments

        The following summarizes the operating results for the three months ended March 31, 2012 and 2011, respectively, for our equity earnings interest in our equity method investments:

	Three months ended March 31,
	2012	2011
Revenue
Chambers	$13,227	$13,269
Badger Creek	1,179	3,316
Gregory	4,315	7,181
Orlando	10,812	9,926
Selkirk	12,062	10,902
Other	11,733	1,821

	53,328	46,415
Project expenses
Chambers	9,753	9,380
Badger Creek	1,137	2,983
Gregory	5,780	6,630
Orlando	10,093	9,463
Selkirk	10,335	12,659
Other	8,394	1,428

	45,492	42,543
Project other income (expense)
Chambers	(1,193)	(427)
Badger Creek	(4)	—
Gregory	(83)	(38)
Orlando	(14)	(30)
Selkirk	(65)	(1,636)
Other	(3,530)	(430)

	(4,889)	(2,561)
Project income (loss)
Chambers	2,281	3,462
Badger Creek	38	333
Gregory	(1,548)	513
Orlando	705	433
Selkirk	1,662	(3,393)
Other	(191)	(37)

	2,947	1,311

4. Equity method investments

        The following tables summarize our equity method investments:

		Carrying value as of December 31,
	Percentage of Ownership as of December 31, 2011
Entity name		2011	2010
Frederickson	50.0%	166,837	—
Orlando Cogen, LP	50.0%	25,955	31,543
Badger Creek Limited	50.0%	6,477	7,839
Onondaga Renewables, LLC	50.0%	291	1,761
Topsham Hydro Assets	50.0%	—	8,500
Koma Kulshan Associates	49.8%	5,856	6,491
Chambers Cogen, LP	40.0%	143,797	139,855
Delta-Person, LP	40.0%	—	—
Rockland Wind Farm	30.0%	12,500	—
Idaho Wind Partners 1, LLC	27.6%	36,143	41,376
Selkirk Cogen Partners, LP	18.5%	47,357	53,575
Gregory Power Partners, LP	17.1%	3,520	3,662
PERH	14.3%	25,609	—
Other	—	9	203

Total		$474,351	$294,805

        Equity in earnings (loss) of unconsolidated affiliates was as follows:

	Year Ended December 31,
Entity name	2011	2010	2009
Chambers Cogen, LP	$7,739	$13,144	$6,599
Orlando Cogen, LP	863	2,031	3,152
Gregory Power Partners, LP	524	2,162	1,791
Koma Kulshan Associates	483	452	458
Frederickson	444	—	—
Onondaga Renewables, LLC	(1,761)	(320)	(600)
Idaho Wind Partners 1, LLC	(1,563)	(126)	—
Selkirk Cogen Partners, LP	(406)	(3,454)	(280)
Badger Creek Limited	(4)	749	1,948
Delta-Person, LP	—	—	(644)
Topsham Hydro Assets	—	(436)	1,506
Rumford Cogeneration, LP	—	(359)	(1,904)
Mid-Georgia Cogen, LP	—	—	(2,686)
Rollcast Energy, Inc. (Note 3(f))	—	(66)	(267)
Other	37	—	(559)

Total	6,356	13,777	8,514
Distributions from equity method investments	(21,889)	(16,843)	(27,884)

Equity in earnings (loss) of unconsolidated affiliates, net of distributions	$(15,533)	$(3,066)	$(19,370)

        The following summarizes the balance sheets at December 31, 2011, 2010 and 2009, and operating results for each of the years ended December 31, 2011, 2010 and 2009, respectively, for our proportional ownership interest in equity method investments:

	2011	2010	2009
Assets
Current assets
Chambers	$9,937	$11,391	$10,356
Orlando	6,892	6,965	6,725
Gregory	3,933	3,063	11,358
Selkirk	15,852	11,782	9,431
Badger Creek	766	2,714	2,567
Other	10,671	7,563	2,043
Non-Current assets
Chambers	245,842	253,388	259,989
Orlando	23,805	29,419	34,975
Gregory	16,092	19,490	12,351
Selkirk	47,737	65,036	78,748
Badger Creek	6,011	6,645	9,177
Other	313,142	128,763	34,631

	$700,680	$546,219	$472,351
Liabilities
Current liabilities
Chambers	$16,016	$15,914	$16,898
Orlando	4,742	4,841	5,313
Gregory	3,132	3,421	4,118
Selkirk	14,743	17,371	13,495
Badger Creek	300	1,520	1,795
Other	10,980	76,910	1,704
Non-Current liabilities
Chambers	95,966	109,010	123,946
Orlando	—	—	—
Gregory	13,373	15,470	16,660
Selkirk	1,489	5,872	17,654
Badger Creek	—	—	—
Other	65,588	1,085	11,538

	$226,329	$251,414	$213,121
Operating results
Revenue
Chambers	$49,336	$55,469	$50,745
Orlando	40,345	42,062	41,911
Gregory	28,474	31,291	28,477
Selkirk	54,613	51,915	47,577
Badger Creek	6,546	13,485	12,861
Mid-Georgia	—	—	6,521
Other	16,499	3,501	23,327

	195,813	197,723	211,419
Project expenses
Chambers	39,358	38,377	40,540
Orlando	39,414	39,898	38,694
Gregory	27,440	27,324	24,893
Selkirk	49,595	48,496	44,045
Badger Creek	6,526	11,723	10,897
Mid-Georgia	—	—	6,519
Other	12,126	2,049	22,560

	174,459	167,867	188,148
Project other income (expense)
Chambers	(2,239)	(3,948)	(3,606)
Orlando	(68)	(133)	(65)
Gregory	(510)	(1,805)	(1,793)
Selkirk	(5,424)	(6,873)	(3,812)
Badger Creek	(24)	(1,013)	(16)
Mid-Georgia	—	—	(2,688)
Other	(6,733)	(2,307)	(2,777)

	(14,998)	(16,079)	(14,757)
Project income (loss)
Chambers	$7,739	$13,144	$6,599
Orlando	863	2,031	3,152
Gregory	524	2,162	1,791
Selkirk	(406)	(3,454)	(280)
Badger Creek	(4)	749	1,948
Mid-Georgia	—	—	(2,686)
Other	(2,360)	(855)	(2,010)

	6,356	13,777	8,514

Accumulated depreciation and amortization	3 Months Ended
Mar. 31, 2012
Accumulated depreciation and amortization
Accumulated depreciation and amortization

4. Accumulated depreciation and amortization

        The following table presents accumulated depreciation of property, plant and equipment and the accumulated amortization of transmission system rights and other intangible assets as of March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Property, plant and equipment	$132,208	$116,287
Transmission system rights	53,350	51,387
Other intangible assets and power purchase and fuel liabilities	110,752	88,808

Long-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term debt.
Long-term debt

5. Long-term debt

        Long-term debt consists of the following:

	March 31, 2012	December 31, 2011	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$460,000	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	210,526	206,490	5.95%
Senior unsecured notes, due July 2014	190,000	190,000	5.90%
Senior unsecured notes, due August 2017	150,000	150,000	5.87%
Senior unsecured notes, due August 2019	75,000	75,000	5.97%
Non-Recourse Debt:
Epsilon Power Partners term facility, due 2019	34,608	34,982	7.40%
Path 15 senior secured bonds	145,880	145,879	7.90% – 9.00%
Auburndale term loan, due 2013	10,150	11,900	5.10%
Cadillac term loan, due 2025	39,631	40,231	6.02% – 8.00%
Piedmont construction loan, due 2013	108,863	100,796	Libor plus 3.50%
Canadian Hills construction loan, due 2013	176,149	—	Libor plus 3.00%
Purchase accounting fair value adjustments	10,398	10,580
Less current maturities	(246,520)	(20,958)

Total long-term debt	$1,364,685	$1,404,900

  Notes of Atlantic Power (US) GP

        Atlantic Power (US) GP, an indirect, wholly owned subsidiary acquired in connection with the acquisition of the Partnership, has outstanding $150.0 million aggregate principal amount of 5.87% senior guaranteed notes, Series A, due August 2017 (the "Series A Notes"). Interest on the Series A Notes is payable semi-annually at 5.87%. Atlantic Power (US) GP also has outstanding $75.0 million aggregate principal amount of 5.97% senior guaranteed notes, Series B, due August 2019 (the "Series B Notes"). Interest on the Series B Notes is payable semi-annually at 5.97%. The Series A Notes and Series B Notes are guaranteed by the Partnership and by Curtis Palmer LLC, a wholly-owned subsidiary of the Partnership.

  Non-Recourse Debt

        Project-level debt of our consolidated projects is secured by the respective project and its contracts with no other recourse to us. Project-level debt generally amortizes during the term of the respective revenue generating contracts of the projects. The loans have certain financial covenants that must be met. At March 31, 2012, all of our projects were in compliance with the covenants contained in project-level debt. However, our Epsilon Power Partners, Selkirk, Delta-Person and Gregory projects had not achieved the levels of debt service coverage ratios required by the project-level debt arrangements as a condition to make distributions and were therefore restricted from making distributions to us.

  Senior Credit Facility

        As of March 31, 2012, $72.8 million was drawn on the senior credit facility and $139.1 million was issued in letters of credit, but not drawn, to support contractual credit requirements at several of our projects and the applicable margin was 2.75%.

9. Long-term debt

        Long-term debt consists of the following:

	December 31, 2011	December 31, 2010	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$—	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	206,490	—	5.95%
Senior unsecured notes, due July 2014	190,000	—	5.90%
Senior unsecured notes, due August 2017	150,000	—	5.87%
Senior unsecured notes, due August 2019	75,000	—	5.97%
Non-Recourse Debt:
Epsilon Power Partners term faciliy, due 2019	34,982	36,482	7.40%
Path 15 senior secured bonds	145,879	153,868	7.90% – 9.00%
Auburndale term loan, due 2013	11,900	21,700	5.10%
Cadillac term loan, due 2025	40,231	42,531	6.02% – 8.00%
Piedmont construction loan, due 2013	100,796	—	Libor plus 3.50%
Purchase accounting fair value adjustments	10,580	11,305
Less current maturities	(20,958)	(21,587)

Total long-term debt	$1,404,900	$244,299

  Notes of Atlantic Power Corporation

        On November 4, 2011, we completed a private placement of $460.0 million aggregate principal amount of 9.0% senior notes due 2018 (the "Atlantic Notes" or "Senior Notes") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and to non-U.S. persons outside of the United States in compliance with Regulation S under the Securities Act. The Senior Notes were issued at an issue price of 97.471% of the face amount of the Atlantic Notes for aggregate gross proceeds to us of $448.0 million. The Atlantic Notes are senior unsecured obligations, guaranteed by certain of our subsidiaries.

  Notes of the Partnership

        The Partnership, a wholly-owned subsidiary acquired on November 5, 2011, has outstanding Cdn$210.0 million ($206.5 million at December 31, 2011) aggregate principal amount of 5.95% senior unsecured notes, due June 2036 (the "Partnership Notes"). Interest on the Partnership Notes is payable semi-annually at 5.95%. Pursuant to the terms of the Partnership Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership. The Partnership Notes are guaranteed by Atlantic Power Preferred Equity Ltd., an indirect, wholly-owned subsidiary acquired in connection with the acquisition of the Partnership.

  Notes of Curtis Palmer LLC

        Curtis Palmer LLC has outstanding $190.0 million aggregate principal amount of 5.90% senior unsecured notes, due July 2014 (the "Curtis Palmer Notes"). Interest on the Curtis Palmer Notes is payable semi-annually at 5.90%. Pursuant to the terms of the Curtis Palmer Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership. The Curtis Palmer Notes are guaranteed by the Partnership.

  Notes of Atlantic Power (US) GP

        Atlantic Power (US) GP, an indirect, wholly-owned subsidiary acquired in connection with the acquisition of the Partnership, has outstanding $150.0 million aggregate principal amount of 5.87% senior guaranteed notes, Series A, due August 2017 (the "Series A Notes"). Interest on the Series A Notes is payable semi-annually at 5.87%. Atlantic Power (US) GP has also outstanding $75.0 million aggregate principal amount of 5.97% senior guaranteed notes, Series B, due August 2019 (the "Series B Notes"). Interest on the Series B Notes is payable semi-annually at 5.97%. Pursuant to the terms of the Series A Notes and the Series B Notes, we must meet certain financial and other covenants, including a financial covenant generally based on the ratio of debt to capitalization of the Partnership and Atlantic Power (US) GP. The Series A Notes and the Series B Notes are guaranteed by the Partnership and by Curtis Palmer LLC.

  Non-Recourse Debt

        Project-level debt of our consolidated projects is secured by the respective project and its contracts with no other recourse to us. Project-level debt generally amortizes during the term of the respective revenue generating contracts of the projects. The loans have certain financial covenants that must be met. At December 31, 2011, all but one of our projects were in compliance with the covenants contained in project-level debt. The project that was not in compliance with its debt covenants received a waiver from the creditor subsequent to December 31, 2011. However, our Epsilon Power Partners, Selkirk, Delta-Person and Gregory projects had not achieved the levels of debt service coverage ratios required by the project-level debt arrangements as a condition to make distributions and were therefore restricted from making distributions to us.

        The required coverage ratio at Epsilon Power Partners is calculated based on the most recent four quarters cash flow results from Chambers. Reduced cash flows resulted in the project not meeting cash flow coverage ratio tests in its non-recourse debt, so we received no distributions from Chambers in 2009 and in the first nine months of 2010. The Chambers project began to meet the cash flow coverage ratio for its non-recourse debt again as of September 30, 2010, and the project began distributions to our project holding company, Epsilon Power Partners, in October 2010. However, the required cash flow coverage ratio on the debt at Epsilon Power Partners has not been achieved and, as a result, Epsilon has not made any distributions to us during 2009, 2010 and 2011. Based on our current projections, Epsilon will continue receiving distributions from the project in 2012 based on meeting the required debt service coverage ratios, and we expect Epsilon to resume making distributions to us in late 2013.

        The required coverage ratio at Selkirk is calculated based on both historical project cash flows for the previous six months, as well as projected project cash flows for the next six months. Increased natural gas transportation costs attributable to a contractual price increase at Selkirk are the primary contributors to the project not currently meeting its minimum coverage ratio. The Selkirk debt will be paid in full during 2012, after which we expect to resume receiving distributions from the project.

        The required coverage ratio at Delta-Person is based on the most recent four-quarter period. The higher operations and maintenance costs caused Delta-Person to fail its debt service coverage ratio and restrict cash distributions for 2010 and 2011.

        The required coverage ratio at Gregory is calculated based on both historical project cash flows for the previous six months, as well as projected cash flows for the next six months. Increased fuel costs in 2011 attributable to fuel hedges that expired at the end of 2010 are the primary contributors to the project not currently meeting its debt service coverage ratio requirements.

  Senior Credit Facility

        On November 4, 2011, we entered into an Amended and Restated Credit Agreement, pursuant to which we increased the capacity under our existing credit facility from $100.0 million to $300.0 million on a senior secured basis, $200.0 million of which may be utilized for letters of credit. Borrowings under the facility are available in U.S. dollars and Canadian dollars and bear interest at a variable rate equal to the U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate, as applicable, plus an applicable margin of between 0.75% and 3.00% that varies based on our corporate credit rating. The credit facility matures on November 4, 2015.

        The credit facility contains representations, warranties, terms and conditions customary for credit facilities of this type. We must meet certain financial covenants under the terms of the credit facility, which are generally based on ratios of debt to EBITDA and EBITDA to interest. The credit facility is secured by pledges of certain assets and interests in certain subsidiaries. We expect to remain in compliance with the covenants of the credit facility for at least the next 12 months.

        As of December 31, 2011, the applicable margin was 2.75%. As of December 31, 2011, $58.0 million was drawn on the senior credit facility and $107.3 million was issued in letters of credit, but not drawn, to support contractual credit requirements at several of our projects.

        Principal payments on the maturities of our debt due in the next five years and thereafter are as follows:

2012	$20,958
2013	75,059
2014	209,854
2015	21,771
2016	21,677
Thereafter	1,065,959

$1,415,278

Fair value of financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Fair value of financial instruments

6. Fair value of financial instruments

        The following represents the recurring measurements of fair value hierarchy of our financial assets and liabilities that were recognized at fair value as of March 31, 2012 and December 31, 2011. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$106,609	$—	$—	$106,609
Restricted cash	27,761	—	—	27,761
Derivative instruments asset	—	27,199	—	27,199

Total	$134,370	$27,199	$—	$161,569

Liabilities:
Derivative instruments liability	$—	$159,903	$—	$159,903

Total	$—	$159,903	$—	$159,903

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

        The fair values of our derivative instruments are based upon trades in liquid markets. Valuation model inputs can generally be verified and valuation techniques do not involve significant judgment. The fair values of such financial instruments are classified within Level 2 of the fair value hierarchy. We use our best estimates to determine the fair value of commodity and derivative contracts we hold. These estimates consider various factors including closing exchange prices, time value, volatility factors and credit exposure. The fair value of each contract is discounted using a risk free interest rate.

        We also adjust the fair value of financial assets and liabilities to reflect credit risk, which is calculated based on our credit rating and the credit rating of our counterparties. As of March 31, 2012, the credit valuation adjustments resulted in a $27.1 million net increase in fair value, which consists of a $0.6 million pre-tax gain in other comprehensive income and a $26.6 million gain in change in fair value of derivative instruments, offset by a $.01 million loss in foreign exchange. As of December 31, 2011, the credit valuation adjustments resulted in a $5.8 million net increase in fair value, which consists of a $0.9 million pre-tax gain in other comprehensive income and a $5.1 million gain in change in fair value of derivative instruments, offset by a $0.2 million loss in foreign exchange.

11. Fair value of financial instruments

        The estimated carrying values and fair values of our recorded financial instruments related to operations are as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$60,651	$60,651	$45,497	$45,497
Restricted cash	21,412	21,412	15,744	15,744
Derivative assets current	10,411	10,411	8,865	8,865
Derivative assets non-current	22,003	22,003	17,884	17,884
Derivative liabilities current	20,592	20,592	10,009	10,009
Derivative liabilities non-current	33,170	33,170	21,543	21,543
Revolving credit facility and long-term debt, including current portion	1,483,858	1,462,474	265,886	281,491
Convertible debentures	189,563	207,888	220,616	242,316

        Our financial instruments that are recorded at fair value have been classified into levels using a fair value hierarchy.

        The three levels of the fair value hierarchy are defined below:

    Level 1—Unadjusted quoted prices available in active markets for identical assets or liabilities as of the reporting date. Financial assets utilizing Level 1 inputs include active exchange-traded securities.

    Level 2—Quoted prices available in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are directly observable, and inputs derived principally from market data.

    Level 3—Unobservable inputs from objective sources. These inputs may be based on entity-specific inputs. Level 3 inputs include all inputs that do not meet the requirements of Level 1 or Level 2.

        The following represents the recurring measurements of fair value hierarchy of our financial assets and liabilities that were recognized at fair value as of December 31, 2011 and December 31, 2010. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$45,497	$—	$—	$45,497
Restricted cash	15,744	—	—	15,744
Derivative instruments asset	—	26,749	—	26,749

Total	$61,241	$26,749	$—	$87,990

Liabilities:
Derivative instruments liability	$—	$31,552	$—	$31,552

Total	$—	$31,552	$—	$31,552

        The fair values of our derivative instruments are based upon trades in liquid markets. Valuation model inputs can generally be verified and valuation techniques do not involve significant judgment. The fair values of such financial instruments are classified within Level 2 of the fair value hierarchy. We use our best estimates to determine the fair value of commodity and derivative contracts we hold. These estimates consider various factors including closing exchange prices, time value, volatility factors and credit exposure. The fair value of each contract is discounted using a risk free interest rate.

        We also adjust the fair value of financial assets and liabilities to reflect credit risk, which is calculated based on our credit rating and the credit rating of our counterparties. As of December 31, 2011, the credit valuation adjustments resulted in a $5.8 million net increase in fair value, which consists of a $0.9 million pre-tax gain in other comprehensive income and a $5.1 million gain in change in fair value of derivative instruments, offset by a $0.2 million loss in foreign exchange. As of December 31, 2010, the credit reserve resulted in a $0.6 million net increase in fair value, which is attributable to a $0.2 million pre-tax gain in other comprehensive income and a $0.5 million gain in change in fair value of derivative instruments, partially offset by a $0.1 million loss in foreign exchange.

        The carrying amounts for cash and cash equivalents and restricted cash approximate fair value due to their short-term nature. The fair value of long-term debt, subordinated notes and convertible debentures was determined using quoted market prices, as well as discounting the remaining contractual cash flows using a rate at which we could issue debt with a similar maturity as of the balance sheet date.

Accounting for derivative instruments and hedging activities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting for derivative instruments and hedging activities
Accounting for derivative instruments and hedging activities

7. Accounting for derivative instruments and hedging activities

        We recognize all derivative instruments on the balance sheet as either assets or liabilities and measure them at fair value each reporting period. For certain contracts designated as cash flow hedges, we defer the effective portion of the change in fair value of the derivatives to accumulated other comprehensive income (loss), until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

        For derivatives that are not designated as cash flow hedges, the changes in the fair value are immediately recognized in earnings. The guidelines apply to our natural gas swaps, interest rate swaps, and foreign exchange contracts.

  Gas purchase agreements

        On March 12, 2012, we discontinued the application of the normal purchase normal sales ("NPNS") exemption on gas purchase agreements at our North Bay, Kapuskasing and Nipigon projects. On that date, we entered into an agreement with a third party that resulted in the gas purchase agreements net settling. The agreements at North Bay and Kapuskasing expire on December 31, 2016 and the agreements at Nipigon expire on December 31, 2012. These gas purchase agreements are derivative financial instruments and are recorded in the consolidated balance sheet at fair value at March 31, 2012 and the changes in their fair market value from the date NPNS was discontinued through March 31, 2012 are recorded in the consolidated statement of operations.

  Natural gas swaps

        The operating margin at our 50% owned Orlando project is exposed to changes in natural gas prices following the expiration of its fuel contract at the end of 2013. In the third quarter of 2010 we entered into natural gas swaps in order to effectively fix the price of 1.2 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2014 and 2015. In the third quarter of 2011, we entered into additional natural gas swaps for 2014 and 2015 increasing the total to 2.0 million Mmbtu or approximately 40% of our share of expected natural gas purchases for that period. Also in the third quarter of 2011, we entered into natural gas swaps to effectively fix the price of 1.3 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2016 and 2017.

        The Lake project's operating margin is exposed to changes in natural gas spot market prices through the expiration of its PPA on July 31, 2013. The Auburndale project purchases natural gas under a fuel supply agreement that provides approximately 80% of the project's fuel requirements at fixed prices through June 30, 2012. The remaining 20% is purchased at spot market prices and therefore the project is exposed to changes in natural gas prices for that portion of its gas requirements through the termination of the fuel supply agreement and 100% of its natural gas requirements from the expiration of the fuel supply agreement in mid-2012 until the termination of its PPA at the end of 2013. Our strategy to mitigate the future exposure to changes in natural gas prices at Orlando, Lake and Auburndale consists of periodically entering into financial swaps that effectively fix the price of natural gas expected to be purchased at these projects. These natural gas swaps are derivative financial instruments and are recorded in the consolidated balance sheet at fair value and the changes in their fair market value are recorded in the consolidated statement of operations.

  Interest rate swaps

        The Cadillac project has an interest rate swap agreement that effectively fixes the interest rate at 6.02% from February 16, 2011 to February 15, 2015, 6.14% from February 16, 2015 to February 15, 2019, 6.26% from February 16, 2019 to February 15, 2023, and 6.38% thereafter. The notional amount of the interest rate swap agreement matches the outstanding principal balance over the remaining life of Cadillac's debt. This swap agreement, which qualifies for and is designated as a cash flow hedge, is effective through June 2025 and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Auburndale project hedged a portion of its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.10%. The notional amount of the swap matches the outstanding principal balance over the remaining life of Auburndale's debt. This swap agreement is effective through November 30, 2013. The interest rate swap agreement was designated as a cash flow hedge of the forecasted interest payments under the project-level Auburndale debt agreement and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Piedmont project has interest rate swap agreements to economically fix its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 1.7% plus an applicable margin ranging from 3.5% to 3.75% from March 31, 2011 to February 29, 2016. From February 2016 until the maturity of the debt in November 2017, the fixed rate of the swap is 4.47% and the applicable margin is 4.0%, resulting in an all-in rate of 8.47%. The swap continues at the fixed rate of 4.47% from the maturity of the debt in November 2017 until November 2030. The notional amounts of the interest rate swap agreements match the estimated outstanding principal balance of Piedmont's cash grant bridge loan and the construction loan facility that will convert to a term loan. The interest rate swaps were executed in the fourth quarter 2010 and expire on February 29, 2016 and November 30, 2030. The interest rate swap agreements are not designated as hedges, and changes in their fair market value are recorded in the consolidated statements of operations.

        In July 2007, we executed an interest rate swap to economically fix the exposure to changes in interest rates related to the variable-rate non-recourse debt at our wholly owned subsidiary Epsilon Power Partners. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.29%. In June 2010, the swap agreement was amended to reduce the fixed interest rate 4.24% and extend the maturity date from July 2012 to July 2019. The notional amount of the swap matches the outstanding principal balance over the remaining life of Epsilon Power Partners' debt. This interest rate swap agreement is not designated as a hedge and changes in its fair market value are recorded in the consolidated statements of operations.

  Foreign currency forward contracts

        We use foreign currency forward contracts to manage our exposure to changes in foreign exchange rates, as we generate cash flow in U.S. dollars and Canadian dollars but pay dividends to shareholders and interest on convertible debentures and long-term debt predominantly in Canadian dollars. We have a hedging strategy for the purpose of mitigating the currency risk impact on the long-term sustainability of dividends to shareholders. We have executed this strategy by entering into forward contracts to purchase Canadian dollars at a fixed rate to hedge approximately 85% of our expected dividend and convertible debenture interest payments through 2015. Changes in the fair value of the forward contracts partially offset foreign exchange gain or losses on the U.S. dollar equivalent of our Canadian dollar obligations. At March 31, 2012, the forward contracts consist of (1) monthly purchases through the end of 2013 of Cdn$6.0 million at an exchange rate of Cdn$1.134 per U.S. dollar and (2) contracts assumed in our acquisition of the Partnership with various expiration dates through December 2015 to purchase a total of Cdn$123.0 million at an average exchange rate of Cdn$1.127 per U.S. dollar. It is our intention to periodically consider extending the length or terminating these forward contracts.

  Volume of forecasted transactions

        We have entered into derivative instruments in order to economically hedge the following notional volumes of forecasted transactions as summarized below, by type, excluding those derivatives that qualified for the normal purchases and normal sales exception as of March 31, 2012 and December 31, 2011:

	Units	March 31, 2012	December 31, 2011
Natural gas swaps	Natural gas (Mmbtu)	12,870	14,140
Gas purchase agreements	Natural gas (GJ)	31,785	33,957
Interest rate swaps	Interest (US$)	$51,376	$52,711
Currency forwards	Cdn$	$248,986	$312,533

  Fair value of derivative instruments

        We have elected to disclose derivative instrument assets and liabilities on a trade-by-trade basis and do not offset amounts at the counterparty master agreement level. The following table summarizes the fair value of our derivative assets and liabilities:

	March 31, 2012
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,747
Interest rate swaps long-term	—	4,627

Total derivative instruments designated as cash flow hedges	—	6,374

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,755
Interest rate swaps long-term	—	7,919
Foreign currency forward contracts current	10,610	—
Foreign currency forward contracts long-term	16,589	—
Natural gas swaps current	—	16,706
Natural gas swaps long-term	—	19,838
Gas purchase agreements current	—	28,960
Gas purchase agreements long-term	—	77,351

Total derivative instruments not designated as cash flow hedges	27,199	153,529

Total derivative instruments	$27,199	$159,903

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

  Accumulated other comprehensive income

        The following table summarizes the changes in the accumulated other comprehensive income (loss) ("OCI") balance attributable to derivative financial instruments designated as a hedge, net of tax:

For the three month period ended March 31, 2012	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)
Change in fair value of cash flow hedges	15	—	15
Realized from OCI during the period	287	(57)	230

Accumulated OCI balance at March 31, 2012	$(1,402)	$264	$(1,138)

For the three month period ended March 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2010	$(427)	$682	$255
Change in fair value of cash flow hedges	721	—	721
Realized from OCI during the period	(360)	(89)	(449)

Accumulated OCI balance at March 31, 2011	$(66)	$593	$527

        A $5.1 million loss was deferred in other comprehensive loss for natural gas swap contracts accounted for as cash flow hedges prior to July 1, 2009 when hedge accounting for these natural gas swaps was discontinued prospectively. Amortization of the remaining loss (income) in other comprehensive income of $0.1 million was recorded in change in fair value of derivative instruments for the three month periods ended March 31, 2012 and 2011, respectively.

  Impact of derivative instruments on the consolidated statements of operations

        The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Fuel	$4,815	$2,476
Gas purchase agreements	Fuel	10,829	—
Foreign currency forwards	Foreign exchange (gain) loss	(11,930)	(2,537)
Interest rate swaps	Interest, net	1,157	976

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Change in fair value of derivatives	$1,795	$2,883
Gas purchase agreements	Change in fair value of derivatives	57,877	—
Interest rate swaps	Change in fair value of derivatives	(1,550)	678

		$58,122	$4,239

Foreign currency forwards	Foreign exchange (gain) loss	$5,210	$(3,436)

12. Accounting for derivative instruments and hedging activities

        We recognize all derivative instruments on the balance sheet as either assets or liabilities and measure them at fair value each reporting period. For certain contracts designated as cash flow hedges, we defer the effective portion of the change in fair value of the derivatives to accumulated other comprehensive income (loss), until the hedged transactions occur and are recognized in earnings. The ineffective portion of a cash flow hedge is immediately recognized in earnings.

        For derivatives that are not designated as cash flow hedges, the changes in the fair value are immediately recognized in earnings. The guidelines apply to our natural gas swaps, interest rate swaps, and foreign exchange contracts.

  Natural gas swaps

        The operating margin at our 50% owned Orlando project is exposed to changes in natural gas prices following the expiration of its fuel contract at the end of 2013. In the third quarter of 2010 we entered into natural gas swaps in order to effectively fix the price of 1.2 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2014 and 2015. In the third quarter of 2011, we entered into additional natural gas swaps for 2014 and 2015 increasing the total to 2.0 million Mmbtu or approximately 40% of our share of expected natural gas purchases for that period. Also in the third quarter of 2011, we entered into natural gas swaps to effectively fix the price of 1.3 million Mmbtu of future natural gas purchases representing approximately 25% of our share of the expected natural gas purchases at the project during 2016 and 2017.

        The Lake project's operating margin is exposed to changes in natural gas spot market prices through the expiration of its PPA on July 31, 2013. The Auburndale project purchases natural gas under a fuel supply agreement that provides approximately 80% of the project's fuel requirements at fixed prices through June 30, 2012. The remaining 20% is purchased at spot market prices and therefore the project is exposed to changes in natural gas prices for that portion of its gas requirements through the termination of the fuel supply agreement and 100% of its natural gas requirements from the expiration of the fuel supply agreement in mid-2012 until the termination of its PPA at the end of 2013.

        Our strategy to mitigate the future exposure to changes in natural gas prices at Orlando, Lake and Auburndale consists of periodically entering into financial swaps that effectively fix the price of natural gas expected to be purchased at these projects. These natural gas swaps are derivative financial instruments and are recorded in the consolidated balance sheet at fair value and the changes in their fair market value are recorded in the consolidated statement of operations.

  Interest rate swaps

        The Cadillac project has an interest rate swap agreement that effectively fixes the interest rate at 6.02% from February 16, 2011 to February 15, 2015, 6.14% from February 16, 2015 to February 15, 2019, 6.26% from February 16, 2019 to February 15, 2023, and 6.38% thereafter. The notional amount of the interest rate swap agreement matches the outstanding principal balance over the remaining life of Cadillac's debt. This swap agreement, which qualifies for and is designated as a cash flow hedge, is effective through June 2025 and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Auburndale project hedged a portion of its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 3.12%. The notional amount of the swap matches the outstanding principal balance over the remaining life of Auburndale's debt. This swap agreement is effective through November 30, 2013. The interest rate swap agreement was designated as a cash flow hedge of the forecasted interest payments under the project-level Auburndale debt agreement and changes in the fair market value is recorded in accumulated other comprehensive income.

        The Piedmont project has interest rate swap agreements to economically fix its exposure to changes in interest rates related to its variable-rate debt. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 1.7% plus an applicable margin ranging from 3.5% to 3.75% from March 31, 2011 to February 29, 2016. From February 2016 until the maturity of the debt in November 2017, the fixed rate of the swap is 4.47% and the applicable margin is 4.0%, resulting in an all-in rate of 8.47%. The swap continues at the fixed rate of 4.47% from the maturity of the debt in November 2017 until November 2030. The notional amounts of the interest rate swap agreements match the estimated outstanding principal balance of Piedmont's cash grant bridge loan and the construction loan facility that will convert to a term loan. The interest rate swaps were executed on October 21, 2010 and November 2, 2010 and expire on February 29, 2016 and November 30, 2030, respectively. The interest rate swap agreements are not designated as hedges, and changes in their fair market value are recorded in the consolidated statements of operations.

        In July 2007, we executed an interest rate swap to economically fix the exposure to changes in interest rates related to the variable-rate non-recourse debt at our wholly-owned subsidiary Epsilon Power Partners. The interest rate swap agreement effectively converted the floating rate debt to a fixed interest rate of 5.29%. In June 2010, the swap agreement was amended to reduce the fixed interest rate 4.24% and extend the maturity date from July 2012 to July 2019. The notional amount of the swap matches the outstanding principal balance over the remaining life of Epsilon Power Partners' debt. This interest rate swap agreement is not designated as a hedge and changes in its fair market value are recorded in the consolidated statements of operations.

  Foreign currency forward contracts

        We use foreign currency forward contracts to manage our exposure to changes in foreign exchange rates, as we generate cash flow in U.S. dollars and Canadian dollars but pay dividends to shareholders and interest on convertible debentures predominantly in Canadian dollars. We have a hedging strategy for the purpose of mitigating the currency risk impact on the long-term sustainability of dividends to shareholders. We have executed this strategy by entering into forward contracts to purchase Canadian dollars at a fixed rate to hedge approximately 99% of our expected dividend and convertible debenture interest payments through 2015. Changes in the fair value of the forward contracts partially offset foreign exchange gain or losses on the U.S. dollar equivalent of our Canadian dollar obligations. At December 31, 2011, the forward contracts consist of (1) monthly purchases through the end of 2013 of Cdn$6.0 million at an exchange rate of Cdn$1.134 per U.S. dollar and (2) contracts assumed in our acquisition of the Partnership with various expiration dates through December 2015 to purchase a total of Cdn$215.5 million at an average exchange rate of Cdn$1.134 per U.S. dollar. It is our intention to periodically consider extending the length or terminating these forward contracts.

  Volume of forecasted transactions

        We have entered into derivative instruments in order to economically hedge the following notional volumes of forecasted transactions as summarized below, by type, excluding those derivatives that qualified for the normal purchases and normal sales exception as of December 31, 2011 and 2010:

	Units	December 31, 2011	December 31, 2010
Natural gas swaps	Natural gas (Mmbtu)	14,140	15,540
Interest rate swaps	Interest (US$)	$52,711	$44,228
Currency forwards	Cdn$	$312,533	$219,800

  Fair value of derivative instruments

        We have elected to disclose derivative instrument assets and liabilities on a trade-by-trade basis and do not offset amounts at the counterparty master agreement level. The following table summarizes the fair value of our derivative assets and liabilities:

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2010
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$2,124
Interest rate swaps long-term	—	2,626

Total derivative instruments designated as cash flow hedges	—	4,750

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	1,286
Interest rate swaps long-term	3,299	2,000
Foreign currency forward contracts current	8,865	—
Foreign currency forward contracts long-term	14,585	—
Natural gas swaps current	—	6,599
Natural gas swaps long-term	—	16,917

Total derivative instruments not designated as cash flow hedges	26,749	26,802

Total derivative instruments	$26,749	$31,552

  Accumulated other comprehensive income

        The following table summarizes the changes in the accumulated other comprehensive income (loss) ("OCI") balance attributable to derivative financial instruments designated as a hedge, net of tax:

For the year ended December 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2011	$(427)	$682	$255
Change in fair value of cash flow hedges	(2,647)	—	(2,647)
Realized from OCI during the period	1,370	(361)	1,009

Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)

Gains (losses) expected to be realized from OCI in the next 12 months, net of $471 tax	$936	$(230)	$706

For the year ended December 31, 2010	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2010	$(538)	$(321)	$(859)
Change in fair value of cash flow hedges	(360)	—	(360)
Realized from OCI during the period	471	1,003	1,474

Accumulated OCI balance at December 31, 2010	$(427)	$682	$255

For the year ended December 31, 2009	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2009	$(501)	$(2,635)	$(3,136)
Change in fair value of cash flow hedges	(565)	(1,985)	(2,550)
Realized from OCI during the period	528	4,299	4,827

Accumulated OCI balance at December 31, 2009	$(538)	$(321)	$(859)

        A $5.1 million loss was deferred in other comprehensive loss for natural gas swap contracts accounted for as cash flow hedges prior to July 1, 2009 when hedge accounting for these natural gas swaps was discontinued prospectively. Amortization of the remaining loss (income) in other comprehensive income of $(0.6) million, $1.7 million, and $7.2 million was recorded in change in fair value of derivative instruments for the years ended December 31, 2011, 2010 and 2009, respectively.

  Impact of derivative instruments on the consolidated income statements

        The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Year ended December 31,
	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Fuel	$9,269	$9,141	$10,089
Interest rate swaps	Interest, net	4,166	1,664	1,446
Foreign currency forwards	Foreign exchange (gain) loss	5,201	(6,625)	(3,864)

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Year ended December 31,
	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Change in fair value of derivatives	$10,540	$17,470	$(7,182)
Interest rate swaps	Change in fair value of derivatives	12,236	(3,423)	369

		$22,776	$14,047	$(6,813)

Forward currency forwards	Foreign exchange (gain) loss	$14,211	$(3,542)	$(31,138)

Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Income taxes

8. Income taxes

        The difference between the actual tax benefit of $16.3 million for the three months ended March 31, 2012 and the expected income tax benefit, based on a the Canadian enacted statutory rate of 25%, of $13.9 million is primarily due to taxable losses in higher state and local tax jurisdictions.

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

        As of March 31, 2012, we have recorded a valuation allowance of $97.4 million. This amount is comprised primarily of provisions against available Canadian and U.S. net operating loss carryforwards. In assessing the recoverability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon projected future taxable income in the United States and in Canada and available tax planning strategies.

13. Income taxes

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

        The following is a reconciliation of income taxes calculated at the Canadian enacted statutory rate of 26.5%, 28.5%, and 30.0% at December 31, 2011, 2010 and 2009, respectively, to the provision for income taxes in the consolidated statements of operations:

	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are presented below:

	2011	2010
Deferred tax assets:
Intangible assets	$—	$37,488
Loss carryforwards	122,472	58,702
Other accrued liabilities	28,059	18,869
Issuance costs	6,532	2,312
Disallowed interest carryforward	9,189	—
Unrealized foreign exchange gain	441	—
Other	—	130

Total deferred tax assets	166,693	117,501
Valuations allowance	(89,020)	(79,420)

	77,673	38,081
Deferred tax liabilities:
Intangible assets	(121,055)	—
Property, plant and equipment	(133,689)	(66,535)
Natural gas and interest rate hedges	—	(170)
Derivative contracts	(4,752)	—
Unrealized foreign exchange gain	—	(815)
Other long-term investments	(921)	—
Other	(181)	—

Total deferred tax liabilities	(260,598)	(67,520)

Net deferred tax liability	$(182,925)	$(29,439)

        The following table summarizes the net deferred tax position as of December 31, 2011 and 2010:

	2011	2010
Long-term deferred tax liabilities, net	(182,925)	(29,439)

Net deferred tax liabilities	$(182,925)	$(29,439)

        As of December 31, 2011, we have recorded a valuation allowance of $89.0 million. This amount is comprised primarily of provisions against available Canadian and U.S. net operating loss carryforwards. In assessing the recoverability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon projected future taxable income in the United States and in Canada and available tax planning strategies.

        As of December 31, 2011, we had the following net operating loss carryforwards that are scheduled to expire in the following years:

2022	$4,245
2023	9,320
2024	8,504
2025	243
2026	5,865
2027	70,447
2028	103,477
2029	79,911
2030	25,941
2031	44,922

$352,875

Long-term incentive plan	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term incentive plan
Long-term incentive plan

9. Long-term incentive plan

        The following table summarizes the changes in LTIP notional units during the three months ended March 31, 2012:

	Units	Grant Date Weighted-Average Price per Unit
Outstanding at December 31, 2011	485,781	$11.49
Granted	209,009	$14.65
Additional shares from dividends	8,172	$12.02
Vested	(231,687)	$10.10

Outstanding at March 31, 2012	471,275	$13.81

        Certain awards have a market condition based on our total shareholder return during the performance period compared to a group of peer companies. Compensation expense for notional units granted in 2012 is recorded net of estimated forfeitures. See further details as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2011.

        The calculation of simulated total shareholder return under the Monte Carlo model for the remaining time in the performance period for awards with market conditions included the following assumptions as of March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Weighted average risk free rate of return	0.19 – 0.51%	0.15 – 0.28%
Dividend yield	8.30%	7.90%
Expected volatility—Company	22.2%	22.2%
Expected volatility—peer companies	17.1 – 112.8%	17.3 – 112.9%
Weighted average remaining measurement period	1.92 years	0.87 years

14. Long-term incentive plan

        The following table summarizes the changes in outstanding LTIP notional units during the years ended December 31, 2011, 2010 and 2009:

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2008	263,592	$9.76
Granted	267,408	5.76
Additional shares from dividends	49,540	7.80
Vested and redeemed	(109,260)	9.71

Outstanding at December 31, 2009	471,280	7.30
Granted	305,112	13.29
Additional shares from dividends	46,854	9.54
Vested and redeemed	(222,265)	7.94

Outstanding at December 31, 2010	600,981	10.28
Granted	216,110	14.02
Additional shares from dividends	36,204	11.04
Forfeitures	(103,991)	11.55
Vested and redeemed	(263,523)	9.40

Outstanding at December 31, 2011	485,781	$11.49

        The fair value of all outstanding notional units under the LTIP was $6.4 million and $7.8 million for the years ended December 31, 2011 and 2010. Compensation expense related to LTIP was $3.2 million, $4.5 million and $2.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash payments made for vested notional units were $1.5 million, $2.8 million and $0.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The fair value of awards granted under the amended LTIP with market vesting conditions is based upon a Monte Carlo simulation model on their grant date.

        The Monte Carlo simulation model utilizes multiple input variables over the performance period in order to determine the likely relative total shareholder return. The Monte Carlo simulation model simulated our total shareholder return and for our peer companies during the remaining time in the performance period with the following inputs: (i) stock price on the measurement date, (ii) expected volatility, (iii) risk-free interest rate, (iv) dividend yield and (v) correlations of historical common stock returns between Atlantic Power Corporation and the peer companies. Expected volatilities utilized in the Monte Carlo model are based on historical volatility of the Company's and the peer companies' stock prices over a period equal in length to that of the remaining vesting period. The risk free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant with a term equal to the performance period assumption at the time of grant. Both the total shareholder return performance and the fair value of the notional units under the Monte Carlo simulation are determined with the assistance of a third party.

        The calculation of simulated total shareholder return under the Monte Carlo model for the remaining time in the performance period included the following assumptions:

	Year ended December 31, 2011	Year ended December 31, 2010
Weighted average risk free rate of return	0.15 – 0.28%	0.71%
Dividend yield	7.90%	9.39%
Expected volatility – Company	22.2%	40.0%
Expected volatility – peer companies	17.3 – 112.9%	25.0 – 55.0%
Weighted average remaining measurement period	0.87 years	1.43 years

Basic and diluted earnings (loss) per share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basic and diluted earnings (loss) per share
Basic and diluted earnings (loss) per share

10. Basic and diluted earnings (loss) per share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during their respective period. Diluted earnings (loss) per share is computed including dilutive potential shares as if they were outstanding shares during the year. Dilutive potential shares include shares that would be issued if all of the convertible debentures were converted into shares at January 1, 2012. Dilutive potential shares also include the weighted average number of shares, as of the date such notional units were granted, that would be issued if the unvested notional units outstanding under the LTIP were vested and redeemed for shares under the terms of the LTIP.

        The following table sets forth the diluted net income and potentially dilutive shares utilized in the per share calculation for the three months ended March 31, 2012 and 2011:

	2012	2011
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$(42,292)	$6,136
Denominator:
Weighted average basic shares outstanding	113,578	67,654
Dilutive potential shares:
Convertible debentures	13,252	14,809
LTIP notional units	478	517

Potentially dilutive shares	127,308	82,980

Diluted EPS	$(0.37)	$0.09

        Potentially dilutive shares from convertible debentures and potentially dilutive shares from LTIP notional units have been excluded from fully diluted shares in the three months ended March 31, 2012 because their impact would be anti-dilutive. Potentially dilutive shares from convertible debentures have been excluded from fully diluted shares in the three-month period ended March 31, 2011 because their impact would be anti-dilutive.

18. Basic and diluted earnings (loss) per share

        Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average common shares outstanding during their respective period. Diluted earnings (loss) per share is computed including dilutive potential shares as if they were outstanding shares during the year. Dilutive potential shares include shares that would be issued if all of the convertible debentures were converted into shares at January 1, 2011. Dilutive potential shares also include the weighted average number of shares, as of the date such notional units were granted, that would be issued if the unvested notional units outstanding under the LTIP were vested and redeemed for shares under the terms of the LTIP.

        Because we reported a loss for the years ended December 31, 2011, 2010 and 2009, diluted earnings per share are equal to basic earnings per share as the inclusion of potentially dilutive shares in the computation is anti-dilutive.

        The following table sets forth the diluted net income and potentially dilutive shares utilized in the per share calculation for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Numerator:
Net loss attributable to Atlantic Power Corporation	$(38,408)	$(3,752)	$(38,486)
Denominator:
Weighted average basic shares outstanding	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures	13,962	12,339	5,095
LTIP notional units	438	542	476

Potentially dilutive shares	91,866	74,587	66,203

Diluted EPS	$(0.50)	$(0.06)	$(0.63)

        Potentially dilutive shares from convertible debentures and potentially dilutive shares from LTIP notional units have been excluded from fully diluted shares in the years ended December 31, 2011, 2010 and 2009 because their impact would be anti-dilutive.

Segment and geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Segment and geographic information

11. Segment and geographic information

        We revised our reportable business segments during the fourth quarter of 2011 subsequent to our acquisition of the Partnership. The new operating segments are Northeast, Northwest, Southeast, Southwest and Un-allocated Corporate. Financial results for the three months ended March 31, 2012 and 2011 have been presented to reflect the change in operating segments. We revised our segments to align with changes in management's resource allocation and assessment of performance. These changes reflect our current operating focus. The segment classified as Un-allocated Corporate includes activities that support the executive offices, capital structure and costs of being a public registrant. These costs are not allocated to the operating segments when determining segment profit or loss.

        We analyze the performance of our operating segments based on Project Adjusted EBITDA which is defined as project income plus interest, taxes, depreciation and amortization (including non-cash impairment charges) and changes in fair value of derivative instruments. Project Adjusted EBITDA is not a measure recognized under GAAP and does not have a standardized meaning prescribed by GAAP and is therefore unlikely to be comparable to similar measures presented by other companies. We use Project Adjusted EBITDA to provide comparative information about project performance without considering how projects are capitalized or whether they contain derivative contracts that are required to be recorded at fair value. A reconciliation of project income to Project Adjusted EBITDA is included in the tables below.

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2012:
Operating revenues	$66,926	$41,751	$15,300	$42,696	$937	$167,610
Segment assets	1,198,652	431,046	825,138	940,675	80,199	3,475,710
Project Adjusted EBITDA	$42,398	$21,674	$13,439	$18,764	$(3,424)	$92,851
Change in fair value of derivative instruments	58,016	406	—	—	—	58,422
Depreciation and amortization	17,447	9,372	10,426	12,657	43	49,945
Interest, net	4,738	169	1,096	2,808	57	8,868
Other project (income) expense	242	14	7	82	(79)	266

Project (loss) income	(38,045)	11,713	1,910	3,217	(3,445)	(24,650)
Administration	—	—	—	—	7,833	7,833
Interest, net	—	—	—	—	22,036	22,036
Foreign exchange loss	—	—	—	—	986	986

Loss from operations before income taxes	(38,045)	11,713	1,910	3,217	(34,300)	(55,505)
Income tax expense (benefit)	—	—	—	—	(16,291)	(16,291)

Net income (loss)	$(38,045)	$11,713	$1,910	$3,217	$(18,009)	$(39,214)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2011:
Operating revenues	$4,547	$41,426	$—	$7,644	$48	$53,665
Segment assets	288,774	360,763	47,156	226,542	84,566	1,007,801
Project Adjusted EBITDA	$7,488	$19,588	$866	$8,501	$(450)	$35,993
Change in fair value of derivative instruments	490	(3,274)	—	—	—	(2,784)
Depreciation and amortization	4,596	9,434	439	2,961	7	17,437
Interest, net	2,434	309	370	3,089	38	6,240
Other project (income) expense	200	31	—	—	—	231

Project income	(232)	13,088	57	2,451	(495)	14,869
Administration	—	—	—	—	4,054	4,054
Interest, net	—	—	—	—	3,968	3,968
Foreign exchange loss	—	—	—	—	(658)	(658)

Income from operations before income taxes	(232)	13,088	57	2,451	(7,859)	7,505
Income tax expense	—	—	—	—	1,523	1,523

Net income (loss)	$(232)	$13,088	$57	$2,451	$(9,382)	$5,982

        The table below provides information, by country, about our consolidated operations for the three months ended March 31, 2012 and 2011. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue		Property, Plant and Equipment, net
	2012	2011	2012	2011
United States	$104,325	$53,665	$972,213	$284,018
Canada	63,285	—	577,413	—

Total	$167,610	$53,665	$1,549,626	$284,018

        Progress Energy Florida ("PEF") and the Ontario Electricity Financial Corp ("OEFC") provided 40.1% and 28.5%, respectively, of total consolidated revenues for the three months ended March 31, 2012. PEF and the California Independent System Operator ("CAISO") provided 71.7% and 14.2%, respectively, of total consolidated revenues for the three months ended March 31, 2011. PEF purchases electricity from the Auburndale and Lake projects in the Southeast segment, OEFC purchases electricity from the Calstock, Kapuskasing, Nipigon, North Bay and Tunis projects in the Northeast segment and the CAISO makes payments to Path 15 in the Southwest segment.

19. Segment and geographic information

        We revised our reportable business segments during the fourth quarter of 2011subsequent to our acquisition of the Partnership. The new operating segments are Northeast, Northwest, Southeast and Southwest. Financial results for the years ended December 31, 2010 and 2009 have been presented to reflect the change in operating segments. We revised our segments to align with changes in management's resource allocation and assessment of performance. These changes reflect our current operating focus. The segment classified as Un-allocated Corporate includes activities that support the executive offices, capital structure and costs of being a public registrant. These costs are not allocated to the operating segments when determining segment profit or loss.

        We analyze the performance of our operating segments based on Project Adjusted EBITDA which is defined as project income plus interest, taxes, depreciation and amortization (including non-cash impairment charges) and changes in fair value of derivative instruments. Project Adjusted EBITDA is not a measure recognized under GAAP and does not have a standardized meaning prescribed by GAAP and is therefore unlikely to be comparable to similar measures presented by other companies. We use Project Adjusted EBITDA to provide comparative information about project performance without considering how projects are capitalized or whether they contain derivative contracts that are required to be recorded at fair value. A reconciliation of project income to Project Adjusted EBITDA is included in the table below.

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2011:
Operating revenues	$58,201	$160,911	$8,982	$55,501	$1,300	$284,895
Segment assets	1,153,627	428,996	798,475	743,574	123,755	3,248,427
Goodwill	135,268	—	138,263	66,520	3,535	343,586
Capital expenditures	965	113,826	65	169	82	115,107
Project Adjusted EBITDA	$59,299	$79,445	$11,363	$37,717	$(2,546)	$185,278
Change in fair value of derivative instruments	3,624	22,031	—	—	(321)	25,334
Depreciation and amortization	30,818	37,627	9,554	17,495	70	95,564
Interest, net	11,512	1,022	2,877	12,538	41	27,990
Other project (income) expense	2,406	67	(206)	26	118	2,411

Project income	10,939	18,698	(862)	7,658	(2,454)	33,979
Administration	—	—	—	—	38,108	38,108
Interest, net	—	—	—	—	25,998	25,998
Foreign exchange loss	—	—	—	—	13,838	13,838

Loss from operations before income taxes	10,939	18,698	(862)	7,658	(80,398)	(43,965)
Income tax expense (benefit)	—	—	—	—	(8,324)	(8,324)

Net income (loss)	$10,939	$18,698	$(862)	$7,658	$(72,074)	$(35,641)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2010:
Operating revenues	$596	$163,205	$—	$30,318	$1,137	$195,256
Segment assets	285,711	342,608	47,687	222,437	114,569	1,013,012
Goodwill	—	—	—	8,918	3,535	12,453
Capital expenditures	123	46,397	—	—	175	46,695
Project Adjusted EBITDA	$36,030	$78,245	$736	$37,867	$(294)	$152,584
Change in fair value of derivative instruments	3,470	14,173	—	—	—	17,643
Depreciation and amortization	15,653	37,630	364	12,100	44	65,791
Interest, net	8,321	1,611	(1)	13,700	(3)	23,628
Other project (income) expense	1,592	135	47	2,080	(211)	3,643

Project income	6,994	24,696	326	9,987	(124)	41,879
Administration	—	—	—	—	16,149	16,149
Interest, net	—	—	—	—	11,701	11,701
Foreign exchange gain	—	—	—	—	(1,014)	(1,014)
Other income, net	—	—	—	—	(26)	(26)

Income from operations before income taxes	6,994	24,696	326	9,987	(26,934)	15,069
Income tax expense (benefit)	—	—	—	—	18,924	18,924

Net income (loss)	$6,994	$24,696	$326	$9,987	$(45,858)	$(3,855)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2009:
Operating revenues	$—	$148,517	$—	$31,000	$—	$179,517
Segment assets	199,959	327,844	7,003	232,179	102,591	869,576
Goodwill	—	—	—	8,918	—	8,918
Capital expenditures	—	1,954	—	—	62	2,016
Project Adjusted EBITDA	$32,435	$75,265	$822	$35,891	$(234)	$144,179
Change in fair value of derivative instruments	(1,569)	6,616	—	—	—	5,047
Depreciation and amortization	14,286	41,014	365	11,964	14	67,643
Interest, net	10,450	6,084	(1)	14,960	18	31,511
Other project (income) expense	6,672	(15,788)	—	679	—	(8,437)

Project income	2,596	37,339	458	8,288	(266)	48,415
Administration	—	—	—	—	26,028	26,028
Interest, net	—	—	—	—	55,698	55,698
Foreign exchange loss	—	—	—	—	20,506	20,506
Other expense, net	—	—	—	—	362	362

Loss from operations before income taxes	2,596	37,339	458	8,288	(102,860)	(54,179)
Income tax expense (benefit)	—	—	—	—	(15,693)	(15,693)

Net income (loss)	$2,596	$37,339	$458	$8,288	$(87,167)	$(38,486)

        The table below provides information, by country, about our consolidated operations for each of the years ended December 31, 2011, 2010 and 2009 and as of December 31, 2011 and 2010, respectively. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010
United States	$249,109	$195,256	$179,517	$816,744	$271,830
Canada	35,786	—	—	571,510	—

Total	$284,895	$195,256	$179,517	$1,388,254	$271,830

        Progress Energy Florida ("PEF") and the California Independent System Operator ("CAISO") provide for 52.0% and 10.6%, respectively, of total consolidated revenues for the year ended December 31, 2011, 78.0% and 15.9%, respectively, of total consolidated revenues for the year ended December 31, 2010 and 71.1% and 17.3%, respectively, of total consolidated revenues for the year ended December 31, 2009. PEF purchases electricity from the Auburndale and Lake projects in the Southeast segment, and the CAISO makes payments to Path 15 in the Southwest segment.

Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

12. Commitments and contingencies

  IRS Examination

        In 2011, the Internal Revenue Service ("IRS") began an examination of our federal income tax returns for the tax years ended December 31, 2007 and 2009. On April 2, 2012, the IRS issued various Notices of Proposed Adjustments. The principal area of the proposed adjustments pertain to the classification of U.S. real property in the calculation of the gain related to our 2009 conversion from the previous Income Participating Security structure to our current traditional common share structure.

        We intend to vigorously contest these proposed adjustments, including pursuing all administrative and judicial remedies available to us. The Company expects to be successful in sustaining its positions with no material impact to our financial results. No accrual has been made for any contingency related to any of the proposed adjustments as of March 31, 2012.

  Path 15

        In February 2011, we filed a rate application with the Federal Energy Regulatory Commission ("FERC") to establish Path 15's revenue requirement at $30.3 million for the 2011-2013 period. On March 7, 2012, Path 15 filed a formal settlement agreement establishing a revenue requirement at $28.8 million with the Administrative Law Judge for her review and certification to FERC for approval. All of the parties in the rate case either support or do not oppose the settlement agreement. Path 15 expects an order approving the settlement from FERC during the second quarter of 2012.

  Lake

        Our Lake project is currently involved in a dispute with PEF over off-peak energy sales in 2010. All amounts billed for off-peak energy during 2010 by the Lake project have been paid in full by PEF. The Lake project has filed a claim against PEF in which we seek to confirm our contractual right to sell off-peak energy at the contractual price for such sales. PEF filed a counter-claim against the Lake project, seeking, among other things, the return of amounts paid for off-peak power sales during 2010 and a declaratory order clarifying Lake's rights and obligations under the PPA. The Lake project has stopped dispatching during off-peak periods pending the outcome of the dispute. However, we strongly believe that the court will confirm our contractual right to sell off-peak power using the contractual price that was used during 2010 and that we will be able to continue such off-peak power sales for the remainder of the term of the PPA. We have not recorded any reserves related to this dispute and expect that the outcome will not have a material adverse effect on our financial position or results of operations.

  Morris

        On May 29, 2011, our Morris facility was struck by lightning. As a result, steam and electric deliveries were interrupted to our host Equistar. We believe the interruption constitutes a force majeure under the energy services agreement with Equistar. Equistar disputes this interpretation and has initiated arbitration proceedings under the agreement for recovery of resulting lost profits and equipment damage among other items. The agreement with Equistar specifically shields Morris from exposure to consequential damages incurred by Equistar and management expects our insurance to cover any material losses we might incur in connection with such proceedings, including settlement costs. Management will attempt to resolve the arbitration through settlement discussions, but is prepared to vigorously defend the arbitration on the merits.

  Other

        From time to time, Atlantic Power, its subsidiaries and the projects are parties to disputes and litigation that arise in the normal course of business. We assess our exposure to these matters and record estimated loss contingencies when a loss is likely and can be reasonably estimated. There are no matters pending as of March 31, 2012 which are expected to have a material adverse impact on our financial position or results of operations.

21. Commitments and contingencies

  Commitments

  Operating Lease Commitments

        We lease our office properties and equipment under operating leases expiring on various dates through 2021. Certain operating lease agreements over their lease term include provisions for scheduled rent increases. We recognize the effects of these scheduled rent increases on a straight-line basis over the lease term. Lease expense under operating leases was $1.0 million, $0.9 million and $0.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

        Future minimum lease commitments under operating leases for the years ending after December 31, 2011, are as follows (in thousands):

2012	$1,149
2013	942
2014	619
2015	404
2016	335
Thereafter	1,609

$5,058

  Transmission, Interconnection and Long-Term Service Commitments

        Our projects have entered into long-term contractual arrangements to provide energy transmission services, operate and maintain an electrical interconnection facility and obtain maintenance services for combustion turbines expiring on various dates through 2024.

        As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$9,102
2013	6,671
2014	2,752
2015	2,822
2016	2,894
Thereafter	22,663

$46,904

  Fuel Supply and Transportation Commitments

        We have entered into long-term contractual arrangements to procure fuel and transportation services for our projects. As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$67,712
2013	61,303
2014	64,214
2015	64,449
2016	66,006
Thereafter	66,732

$390,416

  Construction Contract

        We entered into an agreement with an unrelated third party to design, engineer, procure, install, construct, test, commission and start-up the generating facility, on a turnkey basis, for a contracted price for our Piedmont project. The Piedmont project will pay an estimated $21.5 million in construction costs under the contract during 2012.

  Contingencies

        Our Lake project is currently involved in a dispute with PEF over off-peak energy sales in 2010. All amounts billed for off-peak energy during 2010 by the Lake project have been paid in full by PEF. The Lake project has filed a claim against PEF in which we seek to confirm our contractual right to sell off-peak energy at the contractual price for such sales. PEF filed a counter-claim against the Lake project, seeking, among other things, the return of amounts paid for off-peak power sales during 2010 and a declaratory order clarifying Lake's rights and obligations under the PPA. The Lake project has stopped dispatching during off-peak periods pending the outcome of the dispute. However, we strongly believe that the court will confirm our contractual right to sell off-peak power using the contractual price that was used during 2010 and that we will be able to continue such off-peak power sales for the remainder of the term of the PPA. We have not recorded any reserves related to this dispute and expect that the outcome will not have a material adverse effect on our financial position or results of operations.

        In February 2011, we filed a rate application with the FERC to establish Path 15's revenue requirement of $30.3 million for the 2011-2013 period. We engaged in a formal settlement with three parties that challenged certain aspects of how Path 15 determined the rates in its filing. After exchanges of information and direct discussions, we concluded that a fair and equitable settlement between the parties was not achievable through the settlement process and therefore, we ended settlement discussions and informed the judge that we would pursue resolution of the issues through the formal hearing process at FERC. We may engage the parties in informal settlement discussions during the hearing process. If a settlement can be reached with the parties, the hearing process will be terminated.

        In September 2011, FERC appointed a presiding judge in Atlantic Path 15's rate case hearing proceeding. Under the Judge's order establishing the procedural schedule for the case, the discovery period commenced in October 2011 and will conclude in April 2012. The formal rate case hearing is scheduled to commence on May 1, 2012. The initial decision from the presiding judge will be due on or before August 16, 2012. The timing of FERC's issuance of its final decision in the rate case has no set schedule or time constraint, and final resolution of the rate case proceeding could take from 15 to 21 months. During the pendency of the rate case, we continue to collect the rates we filed as permitted under the initial FERC order it received in April 2011. Those rates are subject to refund, including interest, based on a final disposition of the proceeding. We believe that the resolution of this matter will not have a material impact on our financial position or results of operations.

        On May 29, 2011, our Morris facility was struck by lightning. As a result, steam and electric deliveries were interrupted to our host Equistar. We believe the interruption constitutes a force majeure under the energy services agreement with Equistar. Equistar disputes this interpretation and has initiated arbitration proceedings under the agreement for recovery of resulting lost profits and equipment damage among other items. The agreement with Equistar specifically shields Morris from exposure to consequential damages incurred by Equistar and management expects our insurance to cover any material losses we might incur in connection with such proceedings, including settlement costs. Management will attempt to resolve the arbitration through settlement discussions, but is prepared to vigorously defend the arbitration on the merits.

        From time to time, Atlantic Power, its subsidiaries and the projects are parties to disputes and litigation that arise in the normal course of business. We assess our exposure to these matters and record estimated loss contingencies when a loss is likely and can be reasonably estimated. There are no matters pending as of December 31, 2011 which are expected to have a material adverse impact on our financial position or results of operations.

Condensed consolidating financial information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consolidating financial information
Condensed consolidating financial information

13. Condensed consolidating financial information

        As of March 31, 2012 and December 31, 2011, we had $460.0 million of 9.00% senior notes due November 2018 (the "Senior Notes"). These notes are guaranteed by certain of our wholly owned subsidiaries, or guarantor subsidiaries.

        Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of March 31, 2012:

        Atlantic Power Limited Partnership, Atlantic Power GP Inc., Atlantic Power (US) GP, Atlantic Power Corporation, Atlantic Power Generation, Inc., Atlantic Power Transmission, Inc., Atlantic Power Holdings, Inc., Atlantic Power Services Canada GP Inc., Atlantic Power Services Canada LP, Atlantic Power Services, LLC, Teton Power Funding, LLC, Harbor Capital Holdings, LLC, Epsilon Power Funding, LLC, Atlantic Auburndale, LLC, Auburndale LP, LLC, Auburndale GP, LLC, Badger Power Generation I, LLC, Badger Power Generation, II, LLC, Badger Power Associates, LP, Atlantic Cadillac Holdings, LLC, Atlantic Idaho Wind Holdings, LLC, Atlantic Idaho Wind C, LLC, Baker Lake Hydro, LLC, Olympia Hydro, LLC, Teton East Coast Generation, LLC, NCP Gem, LLC, NCP Lake Power, LLC, Lake Investment, LP, Teton New Lake, LLC, Lake Cogen Ltd., Atlantic Renewables Holdings, LLC, Orlando Power Generation I, LLC, Orlando Power Generation II, LLC, NCP Dade Power, LLC, NCP Pasco LLC, Dade Investment, LP, Pasco Cogen, Ltd., Atlantic Piedmont Holdings LLC, Teton Selkirk, LLC, Atlantic Oklahoma Wind, LLC, and Teton Operating Services, LLC.

        In addition, as of March 31, 2012, Curtis Palmer, LLC, fully and unconditionally guaranteed Atlantic Power Limited Partnership's guarantee of the Senior Notes.

        The following condensed consolidating financial information presents the financial information of Atlantic Power, the guarantor subsidiaries and Curtis Palmer LLC in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or Curtis Palmer LLC operated as independent entities.

        In this presentation, Atlantic Power consists of parent company operations. Guarantor subsidiaries of Atlantic Power are reported on a combined basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING BALANCE SHEET

March 31, 2012

(in thousands of U.S. dollars)
(Unaudited)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Assets
Current Assets:
Cash and cash equivalents	$100,827	$(78)	$5,860	$—	$106,609
Restricted cash	27,761	—	—	—	27,761
Accounts receivable	89,392	17,477	2,996	(50,364)	59,501
Prepayments, supplies, and other	39,555	1,167	1,139	—	41,861
Other current assets	4,055	—	8,856	—	12,911

Total current assets	261,590	18,566	18,851	(50,364)	248,643
Property, plant, and equipment, net	1,375,605	175,087	—	(1,066)	1,549,626
Transmission system rights	178,319	—	—	—	178,319
Equity investments in unconsolidated affiliates	5,053,320	—	865,104	(5,441,326)	477,098
Other intangible assets, net	582,491	166,067	—	(150,925)	597,633
Goodwill	285,358	58,228	—	—	343,586
Other assets	483,401	—	438,639	(841,235)	80,805

Total assets	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$99,992	$4,704	$38,672	$(50,364)	$93,004
Revolving credit facility	22,800		50,000		72,800
Current portion of long-term debt	246,520	—	—	—	246,520
Other current liabilities	51,308	—	13,468	—	64,776

Total current liabilities	420,620	4,704	102,140	(50,364)	477,100
Long-term debt	714,685	190,000	460,000	—	1,364,685
Convertible debentures	—	—	193,269	—	193,269
Other non-current liabilities	1,214,271	8,135	948	(841,235)	382,119
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,094,502	208,991	1,217,893	(5,303,493)	1,217,893
Accumulated other comprehensive income (loss)	12,216	—	—	—	12,216
Retained deficit	539,619	6,118	(651,656)	(289,824)	(395,743)

Total Atlantic Power Corporation shareholders' equity	5,867,641	215,109	566,237	(5,593,317)	1,055,670

Noncontrolling interest	2,867	—	—	—	2,867

Total equity	5,870,508	215,109	566,237	(5,593,317)	1,058,537

Total liabilities and equity	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Three months ended March 31, 2012

(in thousands of U.S. dollars, except per share amounts)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Project revenue:
Total project revenue	$157,118	$10,617	$—	$(125)	$167,610

Project expenses:
Fuel	62,099	—	—	—	62,099
Project operations and maintenance	30,067	1,636	(128)	(75)	31,500
Depreciation and amortization	32,705	3,763	—	—	36,468

	124,871	5,399	(128)	(75)	130,067
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	—	—	—	(58,122)
Equity in earnings of unconsolidated affiliates	2,947	—	—	—	2,947
Interest expense, net	(4,325)	(2,708)	—	—	(7,033)
Other income, net	15	—	—	—	15

	(59,485)	(2,708)	—	—	(62,193)

Project income	(27,238)	2,510	128	(50)	(24,650)
Administrative and other expenses (income):
Administration expense	5,134	—	2,699	—	7,833
Interest, net	20,379	—	1,484	173	22,036
Foreign exchange loss	1,133	—	(147)	—	986

	26,646	—	4,036	173	30,855

Income (loss) from operations before income taxes	(53,884)	2,510	(3,908)	(223)	(55,505)
Income tax expense (benefit)	(16,291)	—	—	—	(16,291)

Net income (loss)	(37,593)	2,510	(3,908)	(223)	(39,214)
Net loss attributable to noncontrolling interest	(161)	—	—	—	(161)
Net income attributable to Preferred share dividends of a subsidiary company	3,239	—	—	—	3,239

Net income (loss) attributable to Atlantic Power Corporation	$(40,671)	$2,510	$(3,908)	$(223)	$(42,292)

ATLANTIC POWER CORPORATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Three months ended March 31, 2012

(in thousands of U.S. dollars)

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Net cash provided by operating activities	$30,019	$(46)	$36,519	$—	$66,492
Cash flows used in investing activities:
Acquisitions and investments, net of cash acquired	198	—	(198)	—	—
Change in restricted cash	(6,349)	—	—	—	(6,349)
Biomass development costs	(123)	—	—	—	(123)
Purchase of property, plant and equipment	(164,126)	(17)	—	—	(164,143)

Net cash used in investing activities	(170,400)	(17)	(198)	—	(170,615)
Cash flows provided by financing activities:
Repayment for long-term debt	(2,725)		—	—	(2,725)
Deferred finance costs	(10,179)		—	—	(10,179)
Proceeds from project-level debt	184,216		—	—	184,216
Payments for revolving credit facility borrowings	(8,000)	—	—	—	(8,000)
Proceeds from revolving credit facility borrowings	22,800	—	—	—	22,800
Dividends paid	(3,274)	—	(32,757)	—	(36,031)

Net cash provided by financing activities	182,838	—	(32,757)	—	150,081

Net increase in cash and cash equivalents	42,457	(63)	3,564	—	45,958
Cash and cash equivalents at beginning of period	58,370	(15)	2,296	—	60,651

Cash and cash equivalents at end of period	$100,827	$(78)	$5,860	$—	$106,609

24. Consolidating financial information

        As of December 31, 2011, we had $460.0 million of 9.00% Senior Notes due November 2018. These notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

        Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of December 31, 2011:

        Atlantic Power Income Limited Partnership, Atlantic Power GP Inc., Atlantic Power (US) GP, Atlantic Power Corporation, Atlantic Power Generation, Inc., Atlantic Power Transmission, Inc., Atlantic Power Holdings, Inc., Atlantic Power Services Canada GP Inc., Atlantic Power Services Canada LP, Atlantic Power Services, LLC, Teton Power Funding, LLC, Harbor Capital Holdings, LLC, Epsilon Power Funding, LLC, Atlantic Auburndale, LLC, Auburndale LP, LLC, Auburndale GP, LLC, Badger Power Generation I, LLC, Badger Power Generation, II, LLC, Badger Power Associates, LP, Atlantic Cadillac Holdings, LLC, Atlantic Idaho Wind Holdings, LLC, Atlantic Idaho Wind C, LLC, Baker Lake Hydro, LLC, Olympia Hydro, LLC, Teton East Coast Generation, LLC, NCP Gem, LLC, NCP Lake Power, LLC, Lake Investment, LP, Teton New Lake, LLC, Lake Cogen Ltd., Atlantic Renewables Holdings, LLC, Orlando Power Generation I, LLC, Orlando Power Generation II, LLC, NCP Dade Power, LLC, NCP Pasco LLC, Dade Investment, LP, Pasco Cogen, Ltd., Atlantic Piedmont Holdings LLC, Teton Selkirk, LLC, and Teton Operating Services, LLC.

        In addition, as of December 31, 2011, Curtis Palmer, LLC, fully and unconditionally guaranteed Atlantic Power Limited Partnership's guarantee of the Senior Notes.

        The following condensed consolidating financial information presents the financial information of Atlantic Power Corporation, Inc. ("APC"), the guarantor subsidiaries and Curtis Palmer LLC in accordance with Rule 3-10 under the SEC's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or Curtis Palmer LLC operated as independent entities.

        In this presentation, APC consists of parent company operations. Guarantor subsidiaries of APC are reported on a combined basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

ATLANTIC POWER CORPORATION

CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands of U.S. dollars

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Assets
Current assets:
Cash and cash equivalents	$58,370	$(15)	$2,296	$—	$60,651
Restricted cash	21,412	—	—	—	21,412
Accounts receivable	93,855	13,637	12,088	(40,572)	79,008
Current portion of derivative instruments asset	3,519	—	6,892	—	10,411
Prepayments, supplies, and other	24,436	1,225	582	—	26,243
Deferred income taxes	—	—	—	—	—
Refundable income taxes	3,012	—	30	—	3,042

Total current assets	204,604	14,847	21,888	(40,572)	200,767
Property, plant, and equipment, net	1,213,080	176,017	—	(843)	1,388,254
Transmission system rights	180,282	—	—	—	180,282
Equity investments in unconsolidated affiliates	5,109,196	—	870,279	(5,505,124)	474,351
Other intangible assets, net	415,454	168,820	—	—	584,274
Goodwill	285,358	58,228	—	—	343,586
Derivative instruments asset	15,490	—	6,513	—	22,003
Other assets	463,110	—	433,035	(841,235)	54,910

Total assets	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$97,129	$7,241	$16,500	$(40,572)	$80,298
Revolving credit facility	8,000		$50,000		58,000
Current portion of long-term debt	20,958	—	—	—	20,958
Current portion of derivative instruments liability	20,592	—	—	—	20,592
Interest payable on convertible debentures	—	—	1,708	—	1,708
Dividends payable	36	—	10,697	—	10,733
Other current liabilities	165	—	—	—	165

Total current liabilities	146,880	7,241	78,905	(40,572)	192,454
Long-term debt	754,900	190,000	460,000	—	1,404,900
Convertible debentures	—	—	189,563	—	189,563
Derivative instruments liability	33,170	—	—	—	33,170
Deferred income taxes	182,925	—	—	—	182,925
Other non-current liabilities	961,899	8,072	898	(841,235)	129,634
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,156,644	208,991	1,217,265	(5,365,635)	1,217,265
Accumulated other comprehensive income (loss)	(5,193)	—	—	—	(5,193)
Retained deficit	431,018	3,608	(614,916)	(140,332)	(320,622)

Total Atlantic Power Corporation shareholders' equity	5,803,773	212,599	602,349	(5,505,967)	1,112,754

Noncontrolling interest	3,027	—	—	—	3,027

Total equity	5,806,800	212,599	602,349	(5,505,967)	1,115,781

Total liabilities and equity	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

ATLANTIC POWER CORPORATION

CONSOLIDATING STATEMENT OF OPERATIONS

December 31, 2011

(in thousands of U.S. dollars, except per share amounts)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Project revenue:
Energy sales	$97,053	$9,009	$—	$—	$106,062
Energy capacity revenue	131,362	—	—	—	131,362
Transmission services	30,087	—	—	—	30,087
Other	17,819	—	—	(435)	17,384

	276,321	9,009	—	(435)	284,895
Project expenses:
Fuel	93,993	—	—	—	93,993
Project operations and maintenance	55,334	851	922	(275)	56,832
Depreciation and amortization	60,999	2,639	—	—	63,638

	210,326	3,490	922	(275)	214,463
Project other income (expense):
Change in fair value of derivative instruments	(22,776)	—	—	—	(22,776)
Equity in earnings of unconsolidated affiliates	5,989	—	—	367	6,356
Interest expense, net	(16,694)	(1,911)	128	(1,576)	(20,053)
Other income, net	20	—	—	—	20

	(33,461)	(1,911)	128	(1,209)	(36,453)

Project income	32,534	3,608	(794)	(1,369)	33,979
Administrative and other expenses (income):
Administration expense	12,636	—	25,472	—	38,108
Interest, net	67,666	—	(41,668)	—	25,998
Foreign exchange loss	4,057	—	9,781	—	13,838

	84,359	—	(6,415)	—	77,944

Income (loss) from operations before income taxes	(51,825)	3,608	5,621	(1,369)	(43,965)
Income tax expense (benefit)	(8,566)	—	242	—	(8,324)

Net income (loss)	(43,259)	3,608	5,379	(1,369)	(35,641)
Net loss attributable to noncontrolling interest	(480)	—	—	—	(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,247	—	—	—	3,247

Net income (loss) attributable to Atlantic Power Corporation	$(46,026)	$3,608	$5,379	$(1,369)	$(38,408)

ATLANTIC POWER CORPORATION

CONSOLIDATING STATEMENT OF CASH FLOWS

December 31, 2011

(in thousands of U.S. dollars)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Cash flows from operating activities:
Net loss	$(44,628)	$3,608	$5,379	$—	$(35,641)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	60,999	2,639	—	—	63,638
Long-term incentive plan expense	3,167	—	—	—	3,167
Earnings from unconsolidated affiliates	(6,356)	—	—	—	(6,356)
Distributions from unconsolidated affiliates	13,552	—	8,337	—	21,889
Unrealized foreign exchange loss	4,105	—	4,531	—	8,636
Change in fair value of derivative instruments	22,776	—	—	—	22,776
Change in deferred income taxes	(9,908)	—	—	—	(9,908)
Change in other operating balances					—
Accounts receivable	23,952	(8,880)	298	(30,933)	(15,563)
Prepayments, refundable income taxes and other assets	1,783	583	(713)	—	1,653
Accounts payable and accrued liabilities	(46,561)	2,095	18,464	30,933	4,931
Other liabilities	(1,918)	—	(1,369)	—	(3,287)

Net cash provided by operating activities	20,963	45	34,927	—	55,935
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	12,143	—	(603,726)	—	(591,583)
Short-term loan to Idaho Wind	21,465	—	1,316	—	22,781
Change in restricted cash	(5,668)	—	—	—	(5,668)
Biomass development costs	(931)	—	—	—	(931)
Proceeds from sale of assets	8,500	—	—	—	8,500
Purchase of property, plant and equipment	(115,047)	(60)	—	—	(115,107)

Net cash (used in) provided by investing activities	(79,538)	(60)	(602,410)	—	(682,008)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	—		460,000	—	460,000
Proceeds from project-level debt	100,794		—	—	100,794
Proceeds from issuance of equity, net of offering costs	—	—	155,424	—	155,424
Deferred financing costs	—	—	(26,373)	—	(26,373)
Repayment of project-level debt	(21,589)	—	—	—	(21,589)
Proceeds from revolving credit facility borrowings	8,000	—	50,000	—	58,000
Dividends paid	(3,247)	—	(81,782)	—	(85,029)

Net cash provided by (used in) financing activities	83,958	—	557,269	—	641,227

Net (decrease) increase in cash and cash equivalents	25,383	(15)	(10,214)	—	15,154
Cash and cash equivalents at beginning of period	32,987	—	12,510	—	45,497

Cash and cash equivalents at end of period	$58,370	$(15)	$2,296	$—	$60,651

Basis of presentation and summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of significant accounting policies
Use of estimates

Use of estimates

        The preparation of financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the periods presented, we have made a number of estimates and valuation assumptions, including the fair values of acquired assets, the useful lives and recoverability of property, plant and equipment, intangible assets and liabilities related to PPAs and fuel supply agreements, the recoverability of equity investments, the recoverability of deferred tax assets, tax provisions, the valuation of shares associated with our Long-Term Incentive Plan ("LTIP") and the fair value of financial instruments and derivatives. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. These estimates and valuation assumptions are based on present conditions and our planned course of action, as well as assumptions about future business and economic conditions. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

The preparation of financial statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the periods presented, we have made a number of estimates and valuation assumptions, including the fair values of acquired assets, the useful lives and recoverability of property, plant and equipment, intangible assets and liabilities related to PPAs and fuel supply agreements, the recoverability of equity investments, the recoverability of deferred tax assets, tax provisions, the valuation of shares associated with our Long-Term Incentive Plan and the fair value of financial instruments and derivatives. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. These estimates and valuation assumptions are based on present conditions and our planned course of action, as well as assumptions about future business and economic conditions. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.

Equity method investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity method investments
Summarized operating results information

	Three months ended March 31,
	2012	2011
Revenue
Chambers	$13,227	$13,269
Badger Creek	1,179	3,316
Gregory	4,315	7,181
Orlando	10,812	9,926
Selkirk	12,062	10,902
Other	11,733	1,821

	53,328	46,415
Project expenses
Chambers	9,753	9,380
Badger Creek	1,137	2,983
Gregory	5,780	6,630
Orlando	10,093	9,463
Selkirk	10,335	12,659
Other	8,394	1,428

	45,492	42,543
Project other income (expense)
Chambers	(1,193)	(427)
Badger Creek	(4)	—
Gregory	(83)	(38)
Orlando	(14)	(30)
Selkirk	(65)	(1,636)
Other	(3,530)	(430)

	(4,889)	(2,561)
Project income (loss)
Chambers	2,281	3,462
Badger Creek	38	333
Gregory	(1,548)	513
Orlando	705	433
Selkirk	1,662	(3,393)
Other	(191)	(37)

	2,947	1,311

Operating results
Revenue
Chambers	$49,336	$55,469	$50,745
Orlando	40,345	42,062	41,911
Gregory	28,474	31,291	28,477
Selkirk	54,613	51,915	47,577
Badger Creek	6,546	13,485	12,861
Mid-Georgia	—	—	6,521
Other	16,499	3,501	23,327

	195,813	197,723	211,419
Project expenses
Chambers	39,358	38,377	40,540
Orlando	39,414	39,898	38,694
Gregory	27,440	27,324	24,893
Selkirk	49,595	48,496	44,045
Badger Creek	6,526	11,723	10,897
Mid-Georgia	—	—	6,519
Other	12,126	2,049	22,560

	174,459	167,867	188,148
Project other income (expense)
Chambers	(2,239)	(3,948)	(3,606)
Orlando	(68)	(133)	(65)
Gregory	(510)	(1,805)	(1,793)
Selkirk	(5,424)	(6,873)	(3,812)
Badger Creek	(24)	(1,013)	(16)
Mid-Georgia	—	—	(2,688)
Other	(6,733)	(2,307)	(2,777)

	(14,998)	(16,079)	(14,757)
Project income (loss)
Chambers	$7,739	$13,144	$6,599
Orlando	863	2,031	3,152
Gregory	524	2,162	1,791
Selkirk	(406)	(3,454)	(280)
Badger Creek	(4)	749	1,948
Mid-Georgia	—	—	(2,686)
Other	(2,360)	(855)	(2,010)

	6,356	13,777	8,514

Accumulated depreciation and amortization (Tables)	3 Months Ended
Mar. 31, 2012
Accumulated depreciation and amortization
Schedule of accumulated depreciation and amortization

	March 31, 2012	December 31, 2011
Property, plant and equipment	$132,208	$116,287
Transmission system rights	53,350	51,387
Other intangible assets and power purchase and fuel liabilities	110,752	88,808

Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term debt.
Schedule of long-term debt

	March 31, 2012	December 31, 2011	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$460,000	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	210,526	206,490	5.95%
Senior unsecured notes, due July 2014	190,000	190,000	5.90%
Senior unsecured notes, due August 2017	150,000	150,000	5.87%
Senior unsecured notes, due August 2019	75,000	75,000	5.97%
Non-Recourse Debt:
Epsilon Power Partners term facility, due 2019	34,608	34,982	7.40%
Path 15 senior secured bonds	145,880	145,879	7.90% – 9.00%
Auburndale term loan, due 2013	10,150	11,900	5.10%
Cadillac term loan, due 2025	39,631	40,231	6.02% – 8.00%
Piedmont construction loan, due 2013	108,863	100,796	Libor plus 3.50%
Canadian Hills construction loan, due 2013	176,149	—	Libor plus 3.00%
Purchase accounting fair value adjustments	10,398	10,580
Less current maturities	(246,520)	(20,958)

Total long-term debt	$1,364,685	$1,404,900

	December 31, 2011	December 31, 2010	Interest Rate
Recourse Debt:
Senior notes, due 2018	$460,000	$—	9.00%
Senior unsecured notes, due June 2036 (Cdn$210,000)	206,490	—	5.95%
Senior unsecured notes, due July 2014	190,000	—	5.90%
Senior unsecured notes, due August 2017	150,000	—	5.87%
Senior unsecured notes, due August 2019	75,000	—	5.97%
Non-Recourse Debt:
Epsilon Power Partners term faciliy, due 2019	34,982	36,482	7.40%
Path 15 senior secured bonds	145,879	153,868	7.90% – 9.00%
Auburndale term loan, due 2013	11,900	21,700	5.10%
Cadillac term loan, due 2025	40,231	42,531	6.02% – 8.00%
Piedmont construction loan, due 2013	100,796	—	Libor plus 3.50%
Purchase accounting fair value adjustments	10,580	11,305
Less current maturities	(20,958)	(21,587)

Total long-term debt	$1,404,900	$244,299

Fair value of financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value of financial instruments
Schedule of recurring measurements of fair value hierarchy of financial assets and liabilities

	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$106,609	$—	$—	$106,609
Restricted cash	27,761	—	—	27,761
Derivative instruments asset	—	27,199	—	27,199

Total	$134,370	$27,199	$—	$161,569

Liabilities:
Derivative instruments liability	$—	$159,903	$—	$159,903

Total	$—	$159,903	$—	$159,903

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$60,651	$—	$—	$60,651
Restricted cash	21,412	—	—	21,412
Derivative instruments asset	—	32,414	—	32,414

Total	$82,063	$32,414	$—	$114,477

Liabilities:
Derivative instruments liability	$—	$53,762	$—	$53,762

Total	$—	$53,762	$—	$53,762

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$45,497	$—	$—	$45,497
Restricted cash	15,744	—	—	15,744
Derivative instruments asset	—	26,749	—	26,749

Total	$61,241	$26,749	$—	$87,990

Liabilities:
Derivative instruments liability	$—	$31,552	$—	$31,552

Total	$—	$31,552	$—	$31,552

Accounting for derivative instruments and hedging activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accounting for derivative instruments and hedging activities
Schedule of notional volumes of forecasted transactions

	Units	March 31, 2012	December 31, 2011
Natural gas swaps	Natural gas (Mmbtu)	12,870	14,140
Gas purchase agreements	Natural gas (GJ)	31,785	33,957
Interest rate swaps	Interest (US$)	$51,376	$52,711
Currency forwards	Cdn$	$248,986	$312,533

	Units	December 31, 2011	December 31, 2010
Natural gas swaps	Natural gas (Mmbtu)	14,140	15,540
Interest rate swaps	Interest (US$)	$52,711	$44,228
Currency forwards	Cdn$	$312,533	$219,800

Schedule of fair value of derivative instruments

	March 31, 2012
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,747
Interest rate swaps long-term	—	4,627

Total derivative instruments designated as cash flow hedges	—	6,374

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,755
Interest rate swaps long-term	—	7,919
Foreign currency forward contracts current	10,610	—
Foreign currency forward contracts long-term	16,589	—
Natural gas swaps current	—	16,706
Natural gas swaps long-term	—	19,838
Gas purchase agreements current	—	28,960
Gas purchase agreements long-term	—	77,351

Total derivative instruments not designated as cash flow hedges	27,199	153,529

Total derivative instruments	$27,199	$159,903

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2011
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$1,561
Interest rate swaps long-term	—	5,317

Total derivative instruments designated as cash flow hedges	—	6,878

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	2,587
Interest rate swaps long-term	—	9,637
Foreign currency forward contracts current	10,630	224
Foreign currency forward contracts long-term	22,224	221
Natural gas swaps current	—	16,439
Natural gas swaps long-term	—	18,216

Total derivative instruments not designated as cash flow hedges	32,854	47,324

Total derivative instruments	$32,854	$54,202

	December 31, 2010
	Derivative Assets	Derivative Liabilities
Derivative instruments designated as cash flow hedges:
Interest rate swaps current	$—	$2,124
Interest rate swaps long-term	—	2,626

Total derivative instruments designated as cash flow hedges	—	4,750

Derivative instruments not designated as cash flow hedges:
Interest rate swaps current	—	1,286
Interest rate swaps long-term	3,299	2,000
Foreign currency forward contracts current	8,865	—
Foreign currency forward contracts long-term	14,585	—
Natural gas swaps current	—	6,599
Natural gas swaps long-term	—	16,917

Total derivative instruments not designated as cash flow hedges	26,749	26,802

Total derivative instruments	$26,749	$31,552

Schedule of changes in OCI attributable to derivative financial instruments

For the three month period ended March 31, 2012	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)
Change in fair value of cash flow hedges	15	—	15
Realized from OCI during the period	287	(57)	230

Accumulated OCI balance at March 31, 2012	$(1,402)	$264	$(1,138)

For the three month period ended March 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at December 31, 2010	$(427)	$682	$255
Change in fair value of cash flow hedges	721	—	721
Realized from OCI during the period	(360)	(89)	(449)

Accumulated OCI balance at March 31, 2011	$(66)	$593	$527

For the year ended December 31, 2011	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2011	$(427)	$682	$255
Change in fair value of cash flow hedges	(2,647)	—	(2,647)
Realized from OCI during the period	1,370	(361)	1,009

Accumulated OCI balance at December 31, 2011	$(1,704)	$321	$(1,383)

Gains (losses) expected to be realized from OCI in the next 12 months, net of $471 tax	$936	$(230)	$706

For the year ended December 31, 2010	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2010	$(538)	$(321)	$(859)
Change in fair value of cash flow hedges	(360)	—	(360)
Realized from OCI during the period	471	1,003	1,474

Accumulated OCI balance at December 31, 2010	$(427)	$682	$255

For the year ended December 31, 2009	Interest Rate Swaps	Natural Gas Swaps	Total
Accumulated OCI balance at January 1, 2009	$(501)	$(2,635)	$(3,136)
Change in fair value of cash flow hedges	(565)	(1,985)	(2,550)
Realized from OCI during the period	528	4,299	4,827

Accumulated OCI balance at December 31, 2009	$(538)	$(321)	$(859)

Unrealized gains and losses
Gains and losses for derivative instruments
Schedule of (gains) and losses for derivative instruments not designated as cash flow hedges

The following table summarizes realized (gains) and losses for derivative instruments not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Fuel	$4,815	$2,476
Gas purchase agreements	Fuel	10,829	—
Foreign currency forwards	Foreign exchange (gain) loss	(11,930)	(2,537)
Interest rate swaps	Interest, net	1,157	976

        The following table summarizes the unrealized gains and (losses) resulting from changes in the fair value of derivative financial instruments that are not designated as cash flow hedges:

		Three months ended
	Classification of (gain) loss recognized in income	March 31, 2012	March 31, 2011
Natural gas swaps	Change in fair value of derivatives	$1,795	$2,883
Gas purchase agreements	Change in fair value of derivatives	57,877	—
Interest rate swaps	Change in fair value of derivatives	(1,550)	678

		$58,122	$4,239

Foreign currency forwards	Foreign exchange (gain) loss	$5,210	$(3,436)

	Classification of (gain) loss recognized in income
		2011	2010	2009
Natural gas swaps	Change in fair value of derivatives	$10,540	$17,470	$(7,182)
Interest rate swaps	Change in fair value of derivatives	12,236	(3,423)	369

		$22,776	$14,047	$(6,813)

Forward currency forwards	Foreign exchange (gain) loss	$14,211	$(3,542)	$(31,138)

Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
Schedule of components of income tax expenses (benefit)

	Three months ended March 31,
	2012	2011
Current income tax expense (benefit)	$1,385	$(488)
Deferred tax expense (benefit)	(17,676)	2,011

Total income tax expense (benefit)	$(16,291)	$1,523

	2011	2010	2009
Current income tax expense (benefit)	$1,584	$960	$(9,257)
Deferred tax expense (benefit)	(9,908)	17,964	(6,436)

Total income tax expense (benefit)	$(8,324)	$18,924	$(15,693)

Schedule of reconciliation of income taxes calculated at the Canadian enacted statutory rate to the provision for income taxes in the consolidated statements of operations
	2011	2010	2009
Computed income taxes at Canadian statutory rate	$(11,651)	$4,295	$(16,254)
Increases (decreases) resulting from:
Operating countries with different income tax rates	(5,636)	1,537	(5,418)

	$(17,287)	$5,832	$(21,672)
Valuation allowance	9,373	12,289	22,005

	(7,914)	18,121	333
Dividend withholding tax	371	765	—
Foreign exchange	(113)	—	—
Permanent differences	(1,479)	—	(1,131)
Canadian loss carryforwards	—	—	(13,204)
Non-deductible acquisition costs	4,287	—	—
Non-deductible interest expense	2,134	—	—
Federal grant	(6,573)	—	—
Prior year true-up	2,246	—	(1,970)
Other	(1,283)	38	279

	(410)	803	(16,026)

	$(8,324)	$18,924	$(15,693)

Long-term incentive plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term incentive plan
Schedule of changes in LTIP notional units

	Units	Grant Date Weighted-Average Price per Unit
Outstanding at December 31, 2011	485,781	$11.49
Granted	209,009	$14.65
Additional shares from dividends	8,172	$12.02
Vested	(231,687)	$10.10

Outstanding at March 31, 2012	471,275	$13.81

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2008	263,592	$9.76
Granted	267,408	5.76
Additional shares from dividends	49,540	7.80
Vested and redeemed	(109,260)	9.71

Outstanding at December 31, 2009	471,280	7.30
Granted	305,112	13.29
Additional shares from dividends	46,854	9.54
Vested and redeemed	(222,265)	7.94

Outstanding at December 31, 2010	600,981	10.28
Granted	216,110	14.02
Additional shares from dividends	36,204	11.04
Forfeitures	(103,991)	11.55
Vested and redeemed	(263,523)	9.40

Outstanding at December 31, 2011	485,781	$11.49

Schedule of assumptions for calculation of simulated total shareholder return under the Monte Carlo model

	March 31, 2012	December 31, 2011
Weighted average risk free rate of return	0.19 – 0.51%	0.15 – 0.28%
Dividend yield	8.30%	7.90%
Expected volatility—Company	22.2%	22.2%
Expected volatility—peer companies	17.1 – 112.8%	17.3 – 112.9%
Weighted average remaining measurement period	1.92 years	0.87 years

	Year ended December 31, 2011	Year ended December 31, 2010
Weighted average risk free rate of return	0.15 – 0.28%	0.71%
Dividend yield	7.90%	9.39%
Expected volatility – Company	22.2%	40.0%
Expected volatility – peer companies	17.3 – 112.9%	25.0 – 55.0%
Weighted average remaining measurement period	0.87 years	1.43 years

Basic and diluted earnings (loss) per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basic and diluted earnings (loss) per share
Schedule of diluted net income and potentially dilutive shares utilized in the per share calculation

	2012	2011
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$(42,292)	$6,136
Denominator:
Weighted average basic shares outstanding	113,578	67,654
Dilutive potential shares:
Convertible debentures	13,252	14,809
LTIP notional units	478	517

Potentially dilutive shares	127,308	82,980

Diluted EPS	$(0.37)	$0.09

	2011	2010	2009
Numerator:
Net loss attributable to Atlantic Power Corporation	$(38,408)	$(3,752)	$(38,486)
Denominator:
Weighted average basic shares outstanding	77,466	61,706	60,632
Dilutive potential shares:
Convertible debentures	13,962	12,339	5,095
LTIP notional units	438	542	476

Potentially dilutive shares	91,866	74,587	66,203

Diluted EPS	$(0.50)	$(0.06)	$(0.63)

Segment and geographic information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Schedule of segment and related information

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2012:
Operating revenues	$66,926	$41,751	$15,300	$42,696	$937	$167,610
Segment assets	1,198,652	431,046	825,138	940,675	80,199	3,475,710
Project Adjusted EBITDA	$42,398	$21,674	$13,439	$18,764	$(3,424)	$92,851
Change in fair value of derivative instruments	58,016	406	—	—	—	58,422
Depreciation and amortization	17,447	9,372	10,426	12,657	43	49,945
Interest, net	4,738	169	1,096	2,808	57	8,868
Other project (income) expense	242	14	7	82	(79)	266

Project (loss) income	(38,045)	11,713	1,910	3,217	(3,445)	(24,650)
Administration	—	—	—	—	7,833	7,833
Interest, net	—	—	—	—	22,036	22,036
Foreign exchange loss	—	—	—	—	986	986

Loss from operations before income taxes	(38,045)	11,713	1,910	3,217	(34,300)	(55,505)
Income tax expense (benefit)	—	—	—	—	(16,291)	(16,291)

Net income (loss)	$(38,045)	$11,713	$1,910	$3,217	$(18,009)	$(39,214)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Three month period ended March 31, 2011:
Operating revenues	$4,547	$41,426	$—	$7,644	$48	$53,665
Segment assets	288,774	360,763	47,156	226,542	84,566	1,007,801
Project Adjusted EBITDA	$7,488	$19,588	$866	$8,501	$(450)	$35,993
Change in fair value of derivative instruments	490	(3,274)	—	—	—	(2,784)
Depreciation and amortization	4,596	9,434	439	2,961	7	17,437
Interest, net	2,434	309	370	3,089	38	6,240
Other project (income) expense	200	31	—	—	—	231

Project income	(232)	13,088	57	2,451	(495)	14,869
Administration	—	—	—	—	4,054	4,054
Interest, net	—	—	—	—	3,968	3,968
Foreign exchange loss	—	—	—	—	(658)	(658)

Income from operations before income taxes	(232)	13,088	57	2,451	(7,859)	7,505
Income tax expense	—	—	—	—	1,523	1,523

Net income (loss)	$(232)	$13,088	$57	$2,451	$(9,382)	$5,982

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2011:
Operating revenues	$58,201	$160,911	$8,982	$55,501	$1,300	$284,895
Segment assets	1,153,627	428,996	798,475	743,574	123,755	3,248,427
Goodwill	135,268	—	138,263	66,520	3,535	343,586
Capital expenditures	965	113,826	65	169	82	115,107
Project Adjusted EBITDA	$59,299	$79,445	$11,363	$37,717	$(2,546)	$185,278
Change in fair value of derivative instruments	3,624	22,031	—	—	(321)	25,334
Depreciation and amortization	30,818	37,627	9,554	17,495	70	95,564
Interest, net	11,512	1,022	2,877	12,538	41	27,990
Other project (income) expense	2,406	67	(206)	26	118	2,411

Project income	10,939	18,698	(862)	7,658	(2,454)	33,979
Administration	—	—	—	—	38,108	38,108
Interest, net	—	—	—	—	25,998	25,998
Foreign exchange loss	—	—	—	—	13,838	13,838

Loss from operations before income taxes	10,939	18,698	(862)	7,658	(80,398)	(43,965)
Income tax expense (benefit)	—	—	—	—	(8,324)	(8,324)

Net income (loss)	$10,939	$18,698	$(862)	$7,658	$(72,074)	$(35,641)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2010:
Operating revenues	$596	$163,205	$—	$30,318	$1,137	$195,256
Segment assets	285,711	342,608	47,687	222,437	114,569	1,013,012
Goodwill	—	—	—	8,918	3,535	12,453
Capital expenditures	123	46,397	—	—	175	46,695
Project Adjusted EBITDA	$36,030	$78,245	$736	$37,867	$(294)	$152,584
Change in fair value of derivative instruments	3,470	14,173	—	—	—	17,643
Depreciation and amortization	15,653	37,630	364	12,100	44	65,791
Interest, net	8,321	1,611	(1)	13,700	(3)	23,628
Other project (income) expense	1,592	135	47	2,080	(211)	3,643

Project income	6,994	24,696	326	9,987	(124)	41,879
Administration	—	—	—	—	16,149	16,149
Interest, net	—	—	—	—	11,701	11,701
Foreign exchange gain	—	—	—	—	(1,014)	(1,014)
Other income, net	—	—	—	—	(26)	(26)

Income from operations before income taxes	6,994	24,696	326	9,987	(26,934)	15,069
Income tax expense (benefit)	—	—	—	—	18,924	18,924

Net income (loss)	$6,994	$24,696	$326	$9,987	$(45,858)	$(3,855)

	Northeast	Southeast	Northwest	Southwest	Un-allocated Corporate	Consolidated
Year ended December 31, 2009:
Operating revenues	$—	$148,517	$—	$31,000	$—	$179,517
Segment assets	199,959	327,844	7,003	232,179	102,591	869,576
Goodwill	—	—	—	8,918	—	8,918
Capital expenditures	—	1,954	—	—	62	2,016
Project Adjusted EBITDA	$32,435	$75,265	$822	$35,891	$(234)	$144,179
Change in fair value of derivative instruments	(1,569)	6,616	—	—	—	5,047
Depreciation and amortization	14,286	41,014	365	11,964	14	67,643
Interest, net	10,450	6,084	(1)	14,960	18	31,511
Other project (income) expense	6,672	(15,788)	—	679	—	(8,437)

Project income	2,596	37,339	458	8,288	(266)	48,415
Administration	—	—	—	—	26,028	26,028
Interest, net	—	—	—	—	55,698	55,698
Foreign exchange loss	—	—	—	—	20,506	20,506
Other expense, net	—	—	—	—	362	362

Loss from operations before income taxes	2,596	37,339	458	8,288	(102,860)	(54,179)
Income tax expense (benefit)	—	—	—	—	(15,693)	(15,693)

Net income (loss)	$2,596	$37,339	$458	$8,288	$(87,167)	$(38,486)

Schedule of revenue and assets by country

	Revenue		Property, Plant and Equipment, net
	2012	2011	2012	2011
United States	$104,325	$53,665	$972,213	$284,018
Canada	63,285	—	577,413	—

Total	$167,610	$53,665	$1,549,626	$284,018

	Revenue			Property, Plant & Equipment, net
	2011	2010	2009	2011	2010
United States	$249,109	$195,256	$179,517	$816,744	$271,830
Canada	35,786	—	—	571,510	—

Total	$284,895	$195,256	$179,517	$1,388,254	$271,830

Condensed consolidating financial information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Consolidating financial information
Schedule of consolidating balance sheet

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Assets
Current Assets:
Cash and cash equivalents	$100,827	$(78)	$5,860	$—	$106,609
Restricted cash	27,761	—	—	—	27,761
Accounts receivable	89,392	17,477	2,996	(50,364)	59,501
Prepayments, supplies, and other	39,555	1,167	1,139	—	41,861
Other current assets	4,055	—	8,856	—	12,911

Total current assets	261,590	18,566	18,851	(50,364)	248,643
Property, plant, and equipment, net	1,375,605	175,087	—	(1,066)	1,549,626
Transmission system rights	178,319	—	—	—	178,319
Equity investments in unconsolidated affiliates	5,053,320	—	865,104	(5,441,326)	477,098
Other intangible assets, net	582,491	166,067	—	(150,925)	597,633
Goodwill	285,358	58,228	—	—	343,586
Other assets	483,401	—	438,639	(841,235)	80,805

Total assets	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$99,992	$4,704	$38,672	$(50,364)	$93,004
Revolving credit facility	22,800		50,000		72,800
Current portion of long-term debt	246,520	—	—	—	246,520
Other current liabilities	51,308	—	13,468	—	64,776

Total current liabilities	420,620	4,704	102,140	(50,364)	477,100
Long-term debt	714,685	190,000	460,000	—	1,364,685
Convertible debentures	—	—	193,269	—	193,269
Other non-current liabilities	1,214,271	8,135	948	(841,235)	382,119
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,094,502	208,991	1,217,893	(5,303,493)	1,217,893
Accumulated other comprehensive income (loss)	12,216	—	—	—	12,216
Retained deficit	539,619	6,118	(651,656)	(289,824)	(395,743)

Total Atlantic Power Corporation shareholders' equity	5,867,641	215,109	566,237	(5,593,317)	1,055,670

Noncontrolling interest	2,867	—	—	—	2,867

Total equity	5,870,508	215,109	566,237	(5,593,317)	1,058,537

Total liabilities and equity	$8,220,084	$417,948	$1,322,594	$(6,484,916)	$3,475,710

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Assets
Current assets:
Cash and cash equivalents	$58,370	$(15)	$2,296	$—	$60,651
Restricted cash	21,412	—	—	—	21,412
Accounts receivable	93,855	13,637	12,088	(40,572)	79,008
Current portion of derivative instruments asset	3,519	—	6,892	—	10,411
Prepayments, supplies, and other	24,436	1,225	582	—	26,243
Deferred income taxes	—	—	—	—	—
Refundable income taxes	3,012	—	30	—	3,042

Total current assets	204,604	14,847	21,888	(40,572)	200,767
Property, plant, and equipment, net	1,213,080	176,017	—	(843)	1,388,254
Transmission system rights	180,282	—	—	—	180,282
Equity investments in unconsolidated affiliates	5,109,196	—	870,279	(5,505,124)	474,351
Other intangible assets, net	415,454	168,820	—	—	584,274
Goodwill	285,358	58,228	—	—	343,586
Derivative instruments asset	15,490	—	6,513	—	22,003
Other assets	463,110	—	433,035	(841,235)	54,910

Total assets	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Liabilities
Current Liabilities:
Accounts payable and accrued liabilities	$97,129	$7,241	$16,500	$(40,572)	$80,298
Revolving credit facility	8,000		$50,000		58,000
Current portion of long-term debt	20,958	—	—	—	20,958
Current portion of derivative instruments liability	20,592	—	—	—	20,592
Interest payable on convertible debentures	—	—	1,708	—	1,708
Dividends payable	36	—	10,697	—	10,733
Other current liabilities	165	—	—	—	165

Total current liabilities	146,880	7,241	78,905	(40,572)	192,454
Long-term debt	754,900	190,000	460,000	—	1,404,900
Convertible debentures	—	—	189,563	—	189,563
Derivative instruments liability	33,170	—	—	—	33,170
Deferred income taxes	182,925	—	—	—	182,925
Other non-current liabilities	961,899	8,072	898	(841,235)	129,634
Equity
Preferred shares issued by a subsidiary company	221,304	—	—	—	221,304
Common shares	5,156,644	208,991	1,217,265	(5,365,635)	1,217,265
Accumulated other comprehensive income (loss)	(5,193)	—	—	—	(5,193)
Retained deficit	431,018	3,608	(614,916)	(140,332)	(320,622)

Total Atlantic Power Corporation shareholders' equity	5,803,773	212,599	602,349	(5,505,967)	1,112,754

Noncontrolling interest	3,027	—	—	—	3,027

Total equity	5,806,800	212,599	602,349	(5,505,967)	1,115,781

Total liabilities and equity	$7,886,574	$417,912	$1,331,715	$(6,387,774)	$3,248,427

Consolidating statement of operations

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Project revenue:
Total project revenue	$157,118	$10,617	$—	$(125)	$167,610

Project expenses:
Fuel	62,099	—	—	—	62,099
Project operations and maintenance	30,067	1,636	(128)	(75)	31,500
Depreciation and amortization	32,705	3,763	—	—	36,468

	124,871	5,399	(128)	(75)	130,067
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	—	—	—	(58,122)
Equity in earnings of unconsolidated affiliates	2,947	—	—	—	2,947
Interest expense, net	(4,325)	(2,708)	—	—	(7,033)
Other income, net	15	—	—	—	15

	(59,485)	(2,708)	—	—	(62,193)

Project income	(27,238)	2,510	128	(50)	(24,650)
Administrative and other expenses (income):
Administration expense	5,134	—	2,699	—	7,833
Interest, net	20,379	—	1,484	173	22,036
Foreign exchange loss	1,133	—	(147)	—	986

	26,646	—	4,036	173	30,855

Income (loss) from operations before income taxes	(53,884)	2,510	(3,908)	(223)	(55,505)
Income tax expense (benefit)	(16,291)	—	—	—	(16,291)

Net income (loss)	(37,593)	2,510	(3,908)	(223)	(39,214)
Net loss attributable to noncontrolling interest	(161)	—	—	—	(161)
Net income attributable to Preferred share dividends of a subsidiary company	3,239	—	—	—	3,239

Net income (loss) attributable to Atlantic Power Corporation	$(40,671)	$2,510	$(3,908)	$(223)	$(42,292)

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Project revenue:
Energy sales	$97,053	$9,009	$—	$—	$106,062
Energy capacity revenue	131,362	—	—	—	131,362
Transmission services	30,087	—	—	—	30,087
Other	17,819	—	—	(435)	17,384

	276,321	9,009	—	(435)	284,895
Project expenses:
Fuel	93,993	—	—	—	93,993
Project operations and maintenance	55,334	851	922	(275)	56,832
Depreciation and amortization	60,999	2,639	—	—	63,638

	210,326	3,490	922	(275)	214,463
Project other income (expense):
Change in fair value of derivative instruments	(22,776)	—	—	—	(22,776)
Equity in earnings of unconsolidated affiliates	5,989	—	—	367	6,356
Interest expense, net	(16,694)	(1,911)	128	(1,576)	(20,053)
Other income, net	20	—	—	—	20

	(33,461)	(1,911)	128	(1,209)	(36,453)

Project income	32,534	3,608	(794)	(1,369)	33,979
Administrative and other expenses (income):
Administration expense	12,636	—	25,472	—	38,108
Interest, net	67,666	—	(41,668)	—	25,998
Foreign exchange loss	4,057	—	9,781	—	13,838

	84,359	—	(6,415)	—	77,944

Income (loss) from operations before income taxes	(51,825)	3,608	5,621	(1,369)	(43,965)
Income tax expense (benefit)	(8,566)	—	242	—	(8,324)

Net income (loss)	(43,259)	3,608	5,379	(1,369)	(35,641)
Net loss attributable to noncontrolling interest	(480)	—	—	—	(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,247	—	—	—	3,247

Net income (loss) attributable to Atlantic Power Corporation	$(46,026)	$3,608	$5,379	$(1,369)	$(38,408)

Consolidating statement of cash flows

	Guarantor Subsidiaries	Curtis Palmer	Atlantic Power	Eliminations	Consolidated Balance
Net cash provided by operating activities	$30,019	$(46)	$36,519	$—	$66,492
Cash flows used in investing activities:
Acquisitions and investments, net of cash acquired	198	—	(198)	—	—
Change in restricted cash	(6,349)	—	—	—	(6,349)
Biomass development costs	(123)	—	—	—	(123)
Purchase of property, plant and equipment	(164,126)	(17)	—	—	(164,143)

Net cash used in investing activities	(170,400)	(17)	(198)	—	(170,615)
Cash flows provided by financing activities:
Repayment for long-term debt	(2,725)		—	—	(2,725)
Deferred finance costs	(10,179)		—	—	(10,179)
Proceeds from project-level debt	184,216		—	—	184,216
Payments for revolving credit facility borrowings	(8,000)	—	—	—	(8,000)
Proceeds from revolving credit facility borrowings	22,800	—	—	—	22,800
Dividends paid	(3,274)	—	(32,757)	—	(36,031)

Net cash provided by financing activities	182,838	—	(32,757)	—	150,081

Net increase in cash and cash equivalents	42,457	(63)	3,564	—	45,958
Cash and cash equivalents at beginning of period	58,370	(15)	2,296	—	60,651

Cash and cash equivalents at end of period	$100,827	$(78)	$5,860	$—	$106,609

	Guarantor Subsidiaries	Curtis Palmer	APC	Eliminations	Consolidated Balance
Cash flows from operating activities:
Net loss	$(44,628)	$3,608	$5,379	$—	$(35,641)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization	60,999	2,639	—	—	63,638
Long-term incentive plan expense	3,167	—	—	—	3,167
Earnings from unconsolidated affiliates	(6,356)	—	—	—	(6,356)
Distributions from unconsolidated affiliates	13,552	—	8,337	—	21,889
Unrealized foreign exchange loss	4,105	—	4,531	—	8,636
Change in fair value of derivative instruments	22,776	—	—	—	22,776
Change in deferred income taxes	(9,908)	—	—	—	(9,908)
Change in other operating balances					—
Accounts receivable	23,952	(8,880)	298	(30,933)	(15,563)
Prepayments, refundable income taxes and other assets	1,783	583	(713)	—	1,653
Accounts payable and accrued liabilities	(46,561)	2,095	18,464	30,933	4,931
Other liabilities	(1,918)	—	(1,369)	—	(3,287)

Net cash provided by operating activities	20,963	45	34,927	—	55,935
Cash flows (used in) provided by investing activities:
Acquisitions and investments, net of cash acquired	12,143	—	(603,726)	—	(591,583)
Short-term loan to Idaho Wind	21,465	—	1,316	—	22,781
Change in restricted cash	(5,668)	—	—	—	(5,668)
Biomass development costs	(931)	—	—	—	(931)
Proceeds from sale of assets	8,500	—	—	—	8,500
Purchase of property, plant and equipment	(115,047)	(60)	—	—	(115,107)

Net cash (used in) provided by investing activities	(79,538)	(60)	(602,410)	—	(682,008)
Cash flows (used in) provided by financing activities:
Proceeds from issuance of long term debt	—		460,000	—	460,000
Proceeds from project-level debt	100,794		—	—	100,794
Proceeds from issuance of equity, net of offering costs	—	—	155,424	—	155,424
Deferred financing costs	—	—	(26,373)	—	(26,373)
Repayment of project-level debt	(21,589)	—	—	—	(21,589)
Proceeds from revolving credit facility borrowings	8,000	—	50,000	—	58,000
Dividends paid	(3,247)	—	(81,782)	—	(85,029)

Net cash provided by (used in) financing activities	83,958	—	557,269	—	641,227

Net (decrease) increase in cash and cash equivalents	25,383	(15)	(10,214)	—	15,154
Cash and cash equivalents at beginning of period	32,987	—	12,510	—	45,497

Cash and cash equivalents at end of period	$58,370	$(15)	$2,296	$—	$60,651

Basis of presentation and summary of significant accounting policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 kilovolt MW mi project province state	Dec. 31, 2011 MW kilovolt project province state mi
Summary of significant accounting policies
Gross generating capacity of project (in MW)	3,397
Ownership interest in operational power generation projects (in MW)	2,141
Number of operational power generation projects	31	31
Number of states in which power generation projects operate	11	11
Number of provinces in which power generation projects operate	2	2
Length of electric transmission line located in California (in miles)	84	84
Capacity of electric transmission line located in California (in kilovolt)	500	500
Number of biomass projects under construction in Georgia	1	1
Generating capacity of biomass project under construction in Georgia (in MW)	53	53
Number of wind projects under construction in Oklahoma	1
Generating capacity of wind projects under construction in Oklahoma (in MW)	300

Acquisitions and divestitures (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Canadian Hills Y	Mar. 30, 2012 Canadian Hills	Jan. 31, 2012 Canadian Hills MW	Jan. 31, 2012 Canadian Hills Acquisition MW	May 31, 2011 Topsham	Dec. 31, 2011 Topsham	Feb. 28, 2012 PERH	Dec. 31, 2011 PERH D	Feb. 16, 2012 PERH	Dec. 19, 2011 PERH
Acquisition and divestments
Percentage acquired in entity			48.00%	51.00%	51.00%
Wind power project capacity (in MW)				298	298
Percentage of ownership interest			99.00%				50.00%		14.30%	14.30%
Percentage of retained interest			1.00%
Proceeds from sale						$ 8.5
Project-level construction financing facility			310
Construction loan			290
Letter of credit facility			20
Letter of credit facility, term (in years)		5
Commitment for investment in equity		180
Purchase accounting adjustment, increase in intangible assets	26
Purchase accounting adjustment, decrease in fuel supply agreement liabilities	26
Entity's common membership interest to be purchased in equity method investee								7,462,830.33
Discount rate (as a percent)											16.00%
Number of days of volume for weighted average trading price (in days)									60
Price of entity's common membership interest in equity method investee								24
Management termination fee								6.1
Total price								$ 30.1

Equity method investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating results
Revenue	$ 53,328	$ 46,415	$ 195,813	$ 197,723	$ 211,419
Project expenses	45,492	42,543	174,459	167,867	188,148
Project other income (expense)	(4,889)	(2,561)	(14,998)	(16,079)	(14,757)
Project income (loss)	2,947	1,311	6,356	13,777	8,514
Chambers
Operating results
Revenue	13,227	13,269	49,336	55,469	50,745
Project expenses	9,753	9,380	39,358	38,377	40,540
Project other income (expense)	(1,193)	(427)	(2,239)	(3,948)	(3,606)
Project income (loss)	2,281	3,462	7,739	13,144	6,599
Badger Creek
Operating results
Revenue	1,179	3,316	6,546	13,485	12,861
Project expenses	1,137	2,983	6,526	11,723	10,897
Project other income (expense)	(4)		(24)	(1,013)	(16)
Project income (loss)	38	333	(4)	749	1,948
Gregory
Operating results
Revenue	4,315	7,181	28,474	31,291	28,477
Project expenses	5,780	6,630	27,440	27,324	24,893
Project other income (expense)	(83)	(38)	(510)	(1,805)	(1,793)
Project income (loss)	(1,548)	513	524	2,162	1,791
Orlando
Operating results
Revenue	10,812	9,926	40,345	42,062	41,911
Project expenses	10,093	9,463	39,414	39,898	38,694
Project other income (expense)	(14)	(30)	(68)	(133)	(65)
Project income (loss)	705	433	863	2,031	3,152
Selkirk
Operating results
Revenue	12,062	10,902	54,613	51,915	47,577
Project expenses	10,335	12,659	49,595	48,496	44,045
Project other income (expense)	(65)	(1,636)	(5,424)	(6,873)	(3,812)
Project income (loss)	1,662	(3,393)	(406)	(3,454)	(280)
Other
Operating results
Revenue	11,733	1,821	16,499	3,501	23,327
Project expenses	8,394	1,428	12,126	2,049	22,560
Project other income (expense)	(3,530)	(430)	(6,733)	(2,307)	(2,777)
Project income (loss)	$ (191)	$ (37)	$ (2,360)	$ (855)	$ (2,010)

Accumulated depreciation and amortization (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated depreciation and amortization
Property, plant and equipment	$ 132,208	$ 116,287	$ 91,752
Amortization of intangible assets
Accumulated amortization		90,179	57,000
Transmission system rights
Amortization of intangible assets
Accumulated amortization	53,350	51,387	43,535
Other intangible assets and power purchase and fuel liabilities
Amortization of intangible assets
Accumulated amortization	$ 110,752	$ 88,808

Long-term debt (Details)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Mar. 31, 2012 Senior Notes, due 2018 USD ($)	Dec. 31, 2011 Senior Notes, due 2018 USD ($)	Nov. 04, 2011 Senior Notes, due 2018 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 CAD	Dec. 31, 2011 Senior unsecured notes, due June 2036 USD ($)	Dec. 31, 2011 Senior unsecured notes, due June 2036 CAD	Mar. 31, 2012 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 Curtis Palmer USD ($)	Mar. 31, 2012 Senior unsecured notes, due August 2017 USD ($)	Dec. 31, 2011 Senior unsecured notes, due August 2017 USD ($)	Mar. 31, 2012 Senior unsecured notes, due August 2019 USD ($)	Dec. 31, 2011 Senior unsecured notes, due August 2019 USD ($)	Mar. 31, 2012 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2011 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2010 Epsilon Power Partners term facility, due 2019 USD ($)	Mar. 31, 2012 Path 15 senior secured bonds USD ($)	Dec. 31, 2011 Path 15 senior secured bonds USD ($)	Dec. 31, 2010 Path 15 senior secured bonds USD ($)	Mar. 31, 2012 Path 15 senior secured bonds Minimum	Dec. 31, 2011 Path 15 senior secured bonds Minimum	Mar. 31, 2012 Path 15 senior secured bonds Maximum	Dec. 31, 2011 Path 15 senior secured bonds Maximum	Mar. 31, 2012 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2011 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2010 Auburndale term loan, due 2013 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2011 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2010 Cadillac term loan, due 2025 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 Minimum	Dec. 31, 2011 Cadillac term loan, due 2025 Minimum	Mar. 31, 2012 Cadillac term loan, due 2025 Maximum	Dec. 31, 2011 Cadillac term loan, due 2025 Maximum	Mar. 31, 2012 Piedmont bridge loan, due 2013 USD ($)	Dec. 31, 2011 Piedmont bridge loan, due 2013 USD ($)	Mar. 31, 2012 Canadian Hills construction loan, due 2013 USD ($)	Dec. 31, 2011 Senior credit facility USD ($)	Mar. 31, 2012 Senior credit facility USD ($)	Dec. 31, 2011 Senior credit facility Minimum	Dec. 31, 2011 Senior credit facility Maximum
Long-term debt
Total debt		$ 1,415,278,000						$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 210,526,000	210,000,000	$ 206,490,000	210,000,000	$ 190,000,000	$ 190,000,000	$ 190,000,000	$ 150,000,000	$ 150,000,000	$ 75,000,000	$ 75,000,000	$ 34,608,000	$ 34,982,000	$ 36,482,000	$ 145,880,000	$ 145,879,000	$ 153,868,000					$ 10,150,000	$ 11,900,000	$ 21,700,000	$ 39,631,000	$ 40,231,000	$ 42,531,000					$ 108,863,000	$ 100,796,000
Purchase accounting fair value adjustments	10,398,000	10,580,000	11,305,000
Less current maturities	(246,520,000)	(20,958,000)	(21,587,000)			(246,520,000)	(20,958,000)
Total long-term debt	1,364,685,000	1,404,900,000	244,299,000	190,000,000	190,000,000	714,685,000	754,900,000																																					176,149,000
Interest rate (as a percent)								9.00%	9.00%	9.00%	5.95%	5.95%	5.95%	5.95%	5.90%	5.90%		5.87%	5.87%	5.97%	5.97%	7.40%	7.40%					7.90%	7.90%	9.00%	9.00%	5.10%	5.10%					6.02%	6.02%	8.00%	8.00%
Variable interest rate basis																																										Libor	Libor	Libor	U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate
Amount drawn on the senior credit facility																																													72,800,000	72,800,000
Letters of credit issued but not drawn																																													$ 107,300,000	$ 139,100,000
Applicable margin (as a percent)																																										3.50%	3.50%	3.00%	2.75%	2.75%	0.75%	3.00%

Fair value of financial instruments (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Restricted cash	$ 27,761,000		$ 21,412,000	$ 15,744,000
Derivative instruments asset				26,749,000
Liabilities:
Derivative instruments liability				31,552,000
Foreign exchange loss	986,000	(658,000)	13,838,000	(1,014,000)	20,506,000
Credit valuation adjustments
Liabilities:
Net increase in fair value	27,100,000		5,800,000	600,000
Pre-tax gain in other comprehensive income	600,000		900,000	200,000
Gain in change in fair value of derivatives	26,600,000		5,100,000	500,000
Credit valuation adjustments | Foreign currency forward contracts
Liabilities:
Foreign exchange loss	100,000		200,000	100,000
Recurring | Level 1
Assets:
Cash and cash equivalents	106,609,000		60,651,000	45,497,000
Restricted cash	27,761,000		21,412,000	15,744,000
Total	134,370,000		82,063,000	61,241,000
Recurring | Level 2
Assets:
Derivative instruments asset	27,199,000		32,414,000	26,749,000
Total	27,199,000		32,414,000	26,749,000
Liabilities:
Derivative instruments liability	159,903,000		53,762,000	31,552,000
Total	159,903,000		53,762,000	31,552,000
Recurring | Total
Assets:
Cash and cash equivalents	106,609,000		60,651,000	45,497,000
Restricted cash	27,761,000		21,412,000	15,744,000
Derivative instruments asset	27,199,000		32,414,000	26,749,000
Total	161,569,000		114,477,000	87,990,000
Liabilities:
Derivative instruments liability	159,903,000		53,762,000	31,552,000
Total	$ 159,903,000		$ 53,762,000	$ 31,552,000

Accounting for derivative instruments and hedging activities (Details)	Mar. 31, 2012 Orlando project	Dec. 31, 2011 Orlando project	Mar. 31, 2012 Natural gas swaps mmbtu	Dec. 31, 2011 Natural gas swaps mmbtu	Dec. 31, 2010 Natural gas swaps mmbtu	Sep. 30, 2011 Natural gas swaps during 2014 and 2015 Orlando project mmbtu	Sep. 30, 2010 Natural gas swaps during 2014 and 2015 Orlando project mmbtu	Sep. 30, 2011 Natural gas swaps during 2016 and 2017 Orlando project mmbtu	Mar. 31, 2012 Natural gas swaps through June 30, 2012 Auburndale project	Dec. 31, 2011 Natural gas swaps through June 30, 2012 Auburndale project	Mar. 31, 2012 Gas purchase agreements gigajoule	Dec. 31, 2011 Gas purchase agreements gigajoule	Mar. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2010 Interest rate swaps USD ($)	Jun. 30, 2010 Interest rate swaps Epsilon Power Partners	Jul. 31, 2007 Interest rate swaps Epsilon Power Partners	Mar. 31, 2012 Interest rate swaps Auburndale project	Dec. 31, 2011 Interest rate swaps Auburndale project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 16, 2011 to February 15, 2015	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 16, 2011 to February 15, 2015	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 15, 2015 to February 15, 2019	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 15, 2015 to February 15, 2019	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February 16, 2019 to February 15, 2023	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February 16, 2019 to February 15, 2023	Mar. 31, 2012 Interest rate swaps Swaption interest rate after February 15, 2023	Dec. 31, 2011 Interest rate swaps Swaption interest rate after February 15, 2023	Mar. 31, 2012 Interest rate swaps Swaption interest rate from March 31, 2011 to February 29, 2016 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from March 31, 2011 to February 29, 2016 Piedmont project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from February, 2016 to November, 2017 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from February, 2016 to November, 2017 Piedmont project	Mar. 31, 2012 Interest rate swaps Swaption interest rate from November, 2017 to November, 2030 Piedmont project	Dec. 31, 2011 Interest rate swaps Swaption interest rate from November, 2017 to November, 2030 Piedmont project	Jan. 31, 2012 Foreign currency forward contracts CAD	Mar. 31, 2012 Foreign currency forward contracts CAD CADPerUSD	Dec. 31, 2011 Foreign currency forward contracts CAD CADPerUSD	Mar. 30, 2012 Foreign currency forward contracts CADPerUSD	Oct. 31, 2011 Foreign currency forward contracts CADPerUSD	Dec. 31, 2010 Foreign currency forward contracts CAD
Derivative instruments
Percentage of ownership interest	50.00%	50.00%	50.00%	50.00%
Notional amount, (in dollars)													$ 51,376,000	$ 52,711,000	$ 44,228,000																				248,986,000	312,533,000			219,800,000
Percentage of the entity's share in expected natural gas purchases hedge						40.00%	25.00%	25.00%	80.00%	80.00%
Remaining percentage of natural gas purchased at spot market price									20.00%	20.00%
Percentage of natural gas purchased at spot market price after expiration of fuel supply agreement									100.00%	100.00%
Swaption interest rate (as a percent)																	5.29%	5.10%	3.12%	6.02%	6.02%	6.14%	6.14%	6.26%	6.26%	6.38%	6.38%	1.70%	1.70%	4.47%	4.47%	4.47%	4.47%
Applicable margin, low end of range (as a percent)																												3.50%	3.50%
Applicable margin, high end of range (as a percent)																												3.75%	3.75%
Applicable margin (as a percent)																														4.00%	4.00%
Swaption interest rate after addition of applicable margin (as a percent)																														8.47%	8.47%
Reduced swaption interest rate after amendment (as a percent)																4.24%
Percentage of expected dividend and convertible debenture interest payments hedge																																			85.00%	99.00%
Notional amount through the end of 2015																																		81,400,000	6,000,000	6,000,000
Notional amount through December 2015																																			123,000,000	215,500,000
Exchange rate (in CAD per USD)																																			1.127	1.134	1.134	1.131
Notional amount (in Mmbtu)			12,870,000	14,140,000	15,540,000	2,000,000	1,200,000	1,300,000			31,785,000	33,957,000

Accounting for derivative instruments and hedging activities (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2012 Natural gas swaps mmbtu	Dec. 31, 2011 Natural gas swaps mmbtu	Dec. 31, 2010 Natural gas swaps mmbtu	Mar. 31, 2012 Gas purchase agreements gigajoule	Dec. 31, 2011 Gas purchase agreements gigajoule	Mar. 31, 2012 Interest rate swaps USD ($)	Dec. 31, 2011 Interest rate swaps USD ($)	Dec. 31, 2010 Interest rate swaps USD ($)	Mar. 31, 2012 Currency forward CAD	Dec. 31, 2011 Currency forward CAD	Dec. 31, 2010 Currency forward CAD
Derivative instruments
Volume of forecasted transactions (in Mmbtu)	12,870,000	14,140,000	15,540,000	31,785,000	33,957,000
Volume of forecasted transactions, (in dollars)						$ 51,376	$ 52,711	$ 44,228	248,986	312,533	219,800

Accounting for derivative instruments and hedging activities (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of derivative instruments
Derivative Assets	$ 27,199	$ 32,854	$ 26,749
Derivative Liabilities	159,903	54,202	31,552
Derivative instruments designated as cash flow hedges
Fair value of derivative instruments
Derivative Liabilities	6,374	6,878	4,750
Derivative instruments designated as cash flow hedges | Interest rate swaps | Current
Fair value of derivative instruments
Derivative Liabilities	1,747	1,561	2,124
Derivative instruments designated as cash flow hedges | Interest rate swaps | Long-term
Fair value of derivative instruments
Derivative Liabilities	4,627	5,317	2,626
Derivative instruments not designated as cash flow hedges
Fair value of derivative instruments
Derivative Assets	27,199	32,854	26,749
Derivative Liabilities	153,529	47,324	26,802
Derivative instruments not designated as cash flow hedges | Interest rate swaps | Current
Fair value of derivative instruments
Derivative Liabilities	2,755	2,587	1,286
Derivative instruments not designated as cash flow hedges | Interest rate swaps | Long-term
Fair value of derivative instruments
Derivative Assets			3,299
Derivative Liabilities	7,919	9,637	2,000
Derivative instruments not designated as cash flow hedges | Gas purchase agreements | Current
Fair value of derivative instruments
Derivative Liabilities	28,960
Derivative instruments not designated as cash flow hedges | Gas purchase agreements | Long-term
Fair value of derivative instruments
Derivative Liabilities	77,351
Derivative instruments not designated as cash flow hedges | Natural gas swaps | Current
Fair value of derivative instruments
Derivative Liabilities	16,706	16,439	6,599
Derivative instruments not designated as cash flow hedges | Natural gas swaps | Long-term
Fair value of derivative instruments
Derivative Liabilities	19,838	18,216	16,917
Derivative instruments not designated as cash flow hedges | Foreign currency forward contracts | Current
Fair value of derivative instruments
Derivative Assets	10,610	10,630	8,865
Derivative Liabilities		224
Derivative instruments not designated as cash flow hedges | Foreign currency forward contracts | Long-term
Fair value of derivative instruments
Derivative Assets	16,589	22,224	14,585
Derivative Liabilities		$ 221

Accounting for derivative instruments and hedging activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	$ (1,383)	$ 255	$ 255	$ (859)	$ (3,136)
Change in fair value of cash flow hedges	245	272	(1,638)	1,114	2,277
Realized from OCI during the period	230	(449)	(1,009)	(1,474)	(4,827)
Accumulated OCI balance at end of period	(1,138)	527	(1,383)	255	(859)
Loss on discontinuation of swap contracts	(1,138)	527	(1,383)	255	(859)
Amortization of remaining loss on discontinuation of swap contracts	(230)	449	1,009	1,474	4,827
Interest rate swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	(1,704)	(427)	(427)	(538)	(501)
Change in fair value of cash flow hedges	15	721	(2,647)	(360)	(565)
Realized from OCI during the period	287	(360)	(1,370)	(471)	(528)
Accumulated OCI balance at end of period	(1,402)	(66)	(1,704)	(427)	(538)
Loss on discontinuation of swap contracts	(1,402)	(66)	(1,704)	(427)	(538)
Amortization of remaining loss on discontinuation of swap contracts	(287)	360	1,370	471	528
Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period	321	682	682	(321)	(2,635)
Change in fair value of cash flow hedges					(1,985)
Realized from OCI during the period	(57)	(89)	361	(1,003)	(4,299)
Accumulated OCI balance at end of period	264	593	321	682	(321)
Loss on discontinuation of swap contracts	264	593	321	682	(321)
Amortization of remaining loss on discontinuation of swap contracts	57	89	(361)	1,003	4,299
Discontinued cash flow hedge | Natural gas swaps
Changes in the accumulated other comprehensive income (loss)
Accumulated OCI balance at beginning of period						(5,100)
Realized from OCI during the period	(100)	(100)	600	(1,700)	(7,200)
Accumulated OCI balance at end of period						(5,100)
Loss on discontinuation of swap contracts						(5,100)
Amortization of remaining loss on discontinuation of swap contracts	$ 100	$ 100	$ (600)	$ 1,700	$ 7,200

Accounting for derivative instruments and hedging activities (Details 5) (Derivative instruments not designated as cash flow hedges, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	$ 58,122	$ 4,239	$ 22,776	$ 14,047	$ 6,813
Natural gas swaps | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	4,815	2,476	9,269	9,141	10,089
Natural gas swaps | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	1,795	2,883	10,540	17,470	(7,182)
Gas purchase agreements | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	10,829
Gas purchase agreements | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	57,877	678
Interest rate swaps | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	(11,930)	(2,537)	4,166	1,664	1,446
Interest rate swaps | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	(1,550)	678	12,236	(3,423)	369
Foreign currency forward contracts | Realized (gains) and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	1,157	976	5,201	(6,625)	(3,864)
Foreign currency forward contracts | Unrealized gains and losses
Impact of derivative instruments on the consolidated income statements
Gains and losses for derivative instruments	$ 5,210	$ (3,436)	$ 14,211	$ (3,542)	$ (31,138)

Income taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes
Computed income taxes at Canadian statutory rate	$ 16,300,000		$ (11,651,000)	$ 4,295,000	$ (16,254,000)
Canadian enacted statutory rate (as a percent)	25.00%		26.50%	28.50%	30.00%
Income tax reconciliation, adjustment for taxable losses in higher state and local tax jurisdictions	(13,900,000)
Components of income tax expenses (benefit)
Current income tax expense (benefit)	1,385,000	(488,000)	1,584,000	960,000	(9,257,000)
Deferred tax expense (benefit)	(17,676,000)	2,011,000	(9,908,000)	17,964,000	(6,436,000)
Total income tax expense (benefit)	(16,291,000)	1,523,000	(8,324,000)	18,924,000	(15,693,000)
Deferred tax assets:
Valuations allowance	$ 97,400,000		$ 89,020,000	$ 79,420,000

Long-term incentive plan (Details) (Long-term incentive plan, USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Units
Outstanding at the beginning of the period (in shares)	485,781	600,981	471,280	263,592
Granted (in shares)	209,009	216,110	305,112	267,408
Additional shares from dividends	8,172	36,204	46,854	49,540
Vested (in shares)	(231,687)	(263,523)	(222,265)	(109,260)
Outstanding at the end of the period (in shares)	471,275	485,781	600,981	471,280
Grant Date Weighted Average Fair Value per Unit
Outstanding at the beginning of the period (in dollars per share)	$ 11.49	$ 10.28	$ 7.3	$ 9.76
Granted (in dollars per share)	$ 14.65	$ 14.02	$ 13.29	$ 5.76
Additional shares from dividends (in dollars per share)	$ 12.02	$ 11.04	$ 9.54	$ 7.8
Vested (in dollars per share)	$ 10.1	$ 9.4	$ 7.94	$ 9.71
Outstanding at the end of the period (in dollars per share)	$ 13.81	$ 11.49	$ 10.28	$ 7.3
Assumptions for calculation of simulated total shareholder return under the Monte Carlo model
Weighted average risk free rate of return, minimum (as a percent)	0.19%	0.15%
Weighted average risk free rate of return, maximum (as a percent)	0.51%	0.28%
Dividend yield (as a percent)	8.30%	7.90%	9.39%
Expected volatility Company (as a percent)	22.20%	22.20%	40.00%
Weighted average remaining measurement period (in years)	1.92	0.87	1.43
Minimum
Assumptions for calculation of simulated total shareholder return under the Monte Carlo model
Expected volatility of peer companies (as a percent)	17.10%	17.30%
Maximum
Assumptions for calculation of simulated total shareholder return under the Monte Carlo model
Expected volatility of peer companies (as a percent)	112.80%	112.90%

Basic and diluted earnings (loss) per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income (loss) attributable to Atlantic Power Corporation	$ (42,292)				$ 6,136
Denominator:
Weighted average basic shares outstanding	113,578				67,654
Dilutive potential shares:
Convertible debentures (in shares)	13,252				14,809					13,962	12,339	5,095
LTIP notional units (in shares)	478				517					438	542	476
Potentially dilutive shares	113,578				68,171
Diluted EPS (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.4)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.1)	$ (0.5)	$ (0.06)	$ (0.63)

Segment and geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment and related information
Operating revenues	$ 167,610	$ 53,665
Segment assets	3,475,710	1,007,801	3,248,427	1,013,012	869,576
Project Adjusted EBITDA	92,851	35,993	185,278	152,584	144,179
Change in fair value of derivative instruments	58,422	(2,784)	25,334	17,643	5,047
Depreciation and amortization	49,945	17,437	95,564	65,791	67,643
Interest, net	8,868	6,240	27,990	23,628	31,511
Other project (income) expense	266	231	2,411	3,643	(8,437)
Project (loss) income	(24,650)	14,869
Administration	7,833	4,054	38,108	16,149	26,028
Interest, net	22,036	3,968	25,998	11,701	55,698
Foreign exchange loss	986	(658)	13,838	(1,014)	20,506
Income (loss) from operations before income taxes	(55,505)	7,505	(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Net loss	(39,214)	5,982	(35,641)	(3,855)	(38,486)
North East
Segment and related information
Operating revenues	66,926	4,547
Segment assets	1,198,652	288,774	1,153,627	285,711	199,959
Project Adjusted EBITDA	42,398	7,488	59,299	36,030	32,435
Change in fair value of derivative instruments	58,016	490	3,624	3,470	(1,569)
Depreciation and amortization	17,447	4,596	30,818	15,653	14,286
Interest, net	4,738	2,434	11,512	8,321	10,450
Other project (income) expense	242	200	2,406	1,592	6,672
Project (loss) income	(38,045)	(232)
Income (loss) from operations before income taxes	(38,045)	(232)	10,939	6,994	2,596
Net loss	(38,045)	(232)	10,939	6,994	2,596
South East
Segment and related information
Operating revenues	41,751	41,426
Segment assets	431,046	360,763	428,996	342,608	327,844
Project Adjusted EBITDA	21,674	19,588	79,445	78,245	75,265
Change in fair value of derivative instruments	406	(3,274)	22,031	14,173	6,616
Depreciation and amortization	9,372	9,434	37,627	37,630	41,014
Interest, net	169	309	1,022	1,611	6,084
Other project (income) expense	14	31	67	135	(15,788)
Project (loss) income	11,713	13,088
Income (loss) from operations before income taxes	11,713	13,088	18,698	24,696	37,339
Net loss	11,713	13,088	18,698	24,696	37,339
North West
Segment and related information
Operating revenues	15,300
Segment assets	825,138	47,156	798,475	47,687	7,003
Project Adjusted EBITDA	13,439	866	11,363	736	822
Depreciation and amortization	10,426	439	9,554	364	365
Interest, net	1,096	370	2,877	(1)	(1)
Other project (income) expense	7		(206)	47
Project (loss) income	1,910	57
Income (loss) from operations before income taxes	1,910	57	(862)	326	458
Net loss	1,910	57	(862)	326	458
South West
Segment and related information
Operating revenues	42,696	7,644
Segment assets	940,675	226,542	743,574	222,437	232,179
Project Adjusted EBITDA	18,764	8,501	37,717	37,867	35,891
Depreciation and amortization	12,657	2,961	17,495	12,100	11,964
Interest, net	2,808	3,089	12,538	13,700	14,960
Other project (income) expense	82		26	2,080	679
Project (loss) income	3,217	2,451
Income (loss) from operations before income taxes	3,217	2,451	7,658	9,987	8,288
Net loss	3,217	2,451	7,658	9,987	8,288
Un-allocated Corporate
Segment and related information
Operating revenues	937	48
Segment assets	80,199	84,566	123,755	114,569	102,591
Project Adjusted EBITDA	(3,424)	(450)	(2,546)	(294)	(234)
Change in fair value of derivative instruments			(321)
Depreciation and amortization	43	7	70	44	14
Interest, net	57	38	41	(3)	18
Other project (income) expense	(79)		118	(211)
Project (loss) income	(3,445)	(495)
Administration	7,833	4,054	38,108	16,149	26,028
Interest, net	22,036	3,968	25,998	11,701	55,698
Foreign exchange loss	986	658	13,838	(1,014)	20,506
Income (loss) from operations before income taxes	(34,300)	(7,859)	(80,398)	(26,934)	(102,860)
Income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Net loss	$ (18,009)	$ (9,382)	$ (72,074)	$ (45,858)	$ (87,167)

Segment and geographic information (Details 2) (Revenues, net, Consolidated revenue)	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Progress Energy Florida (PEF)
Consolidated revenue concentration
Percentage of consolidated revenue	40.10%	52.00%	71.70%	78.00%	71.10%
California Independent System Operator
Consolidated revenue concentration
Percentage of consolidated revenue		10.60%	14.20%	15.90%	17.30%
Ontario Electricity Financial Corp (OEFC)
Consolidated revenue concentration
Percentage of consolidated revenue	28.50%

Segment and geographic information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue and Assets
Revenue	$ 167,610	$ 53,665
Property, plant, and equipment, net	1,549,626	284,018	1,388,254	271,830
United States
Revenue and Assets
Revenue	104,325	53,665
Property, plant, and equipment, net	972,213	284,018	816,744	271,830
Canada
Revenue and Assets
Revenue	63,285
Property, plant, and equipment, net	$ 577,413		$ 571,510

Commitments and contingencies (Details) (Rate application filed with FERC, USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Feb. 28, 2011
Rate application filed with FERC
Commitments and contingencies
Path 15's annual revenue requirement	$ 28.8	$ 30.3

Condensed consolidating financial information (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Nov. 04, 2011
Long-term debt
Total debt		$ 1,415,278
Senior Notes, due 2018
Long-term debt
Total debt	$ 460,000	$ 460,000	$ 460,000
Interest rate on long-term debt (as a percent)	9.00%	9.00%	9.00%

Condensed consolidating financial information (Details 2) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Dec. 31, 2010 Guarantor Subsidiaries USD ($)	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 Atlantic Power USD ($)	Dec. 31, 2011 Atlantic Power USD ($)	Dec. 31, 2010 Atlantic Power USD ($)	Mar. 31, 2012 Eliminations USD ($)	Dec. 31, 2011 Eliminations USD ($)
Current Assets:
Cash and cash equivalents	$ 106,609	$ 60,651	$ 28,258	$ 45,497		$ 49,850	$ 37,327	$ 100,827	$ 58,370	$ 32,987	$ (78)	$ (15)	$ 5,860	$ 2,296	$ 12,510
Restricted cash	27,761	21,412		15,744				27,761	21,412
Accounts receivable	59,501	79,008		19,362				89,392	93,855		17,477	13,637	2,996	12,088		(50,364)	(40,572)
Prepayments, supplies, and other	41,861	26,243						39,555	24,436		1,167	1,225	1,139	582
Other current assets	12,911							4,055					8,856
Total current assets	248,643	200,767		122,322				261,590	204,604		18,566	14,847	18,851	21,888		(50,364)	(40,572)
Property, plant, and equipment, net	1,549,626	1,388,254	284,018	271,830				1,375,605	1,213,080		175,087	176,017				(1,066)	(843)
Transmission system rights	178,319	180,282		188,134				178,319	180,282
Equity investments in unconsolidated affiliates	477,098	474,351		294,805				5,053,320	5,109,196				865,104	870,279		(5,441,326)	(5,505,124)
Other intangible assets, net	597,633	584,274		88,462				582,491	415,454		166,067	168,820				(150,925)
Goodwill	343,586	343,586		12,453		8,918		285,358	285,358		58,228	58,228
Other assets	80,805							483,401					438,639			(841,235)
Total assets	3,475,710	3,248,427	1,007,801	1,013,012		869,576		8,220,084	7,886,574		417,948	417,912	1,322,594	1,331,715		(6,484,916)	(6,387,774)
Current Liabilities:
Accounts payable and accrued liabilities	93,004	80,298						99,992	97,129		4,704	7,241	38,672	16,500		(50,364)	(40,572)
Revolving credit facility	72,800	58,000						22,800	8,000				50,000	50,000
Current portion of long-term debt	246,520	20,958		21,587				246,520	20,958
Other current liabilities	64,776							51,308					13,468
Total current liabilities	477,100	192,454		61,363				420,620	146,880		4,704	7,241	102,140	78,905		(50,364)	(40,572)
Long-term debt	1,364,685	1,404,900		244,299				714,685	754,900		190,000	190,000	460,000	460,000
Convertible debentures	193,269	189,563		220,616	219,425	146,250							193,269	189,563
Other non-current, liabilities	382,119	129,634						1,214,271	961,899		8,135	8,072	948	898		(841,235)	(841,235)
Equity
Preferred shares issued by a subsidiary company	221,304	221,304						221,304	221,304
Common shares	1,217,893	1,217,265		626,108				5,094,502	5,156,644		208,991	208,991	1,217,893	1,217,265		(5,303,493)	(5,365,635)
Accumulated other comprehensive income (loss)	12,216	(5,193)		255		(859)		12,216	(5,193)
Retained deficit	(395,743)	(320,622)		(196,494)				539,619	431,018		6,118	3,608	(651,656)	(614,916)		(289,824)	(140,332)
Total Atlantic Power Corporation shareholders' equity	1,055,670	1,112,754		429,869				5,867,641	5,803,773		215,109	212,599	566,237	602,349		(5,593,317)	(5,505,967)
Noncontrolling interest	2,867	3,027		3,507				2,867	3,027
Total equity	1,058,537	1,115,781		433,376		414,117	151,626	5,870,508	5,806,800		215,109	212,599	566,237	602,349		(5,593,317)	(5,505,967)
Total liabilities and equity	$ 3,475,710	$ 3,248,427		$ 1,013,012				$ 8,220,084	$ 7,886,574		$ 417,948	$ 417,912	$ 1,322,594	$ 1,331,715		$ (6,484,916)	$ (6,387,774)

Condensed consolidating financial information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Total project revenue	$ 167,610	$ 53,665
Project expenses:
Fuel	62,099	17,068	93,993	65,553	59,522
Project operations and maintenance	31,500	11,072	56,832	31,237	28,153
Depreciation and amortization	36,468	10,879	63,638	40,387	41,374
Total project expenses	130,067	39,019	214,463	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	(58,122)	3,561	(22,776)	(14,047)	(6,813)
Earnings (loss) of unconsolidated affiliates	2,947	1,311	6,356	13,777	8,514
Interest expense, net	(7,033)	(4,647)	(20,053)	(17,660)	(18,800)
Other income (expense), net	15	(2)	20	219	1,266
Total project other income (expense)	(62,193)	223	(36,453)	(16,200)	(2,053)
Project income	(24,650)	14,869
Administrative and other expenses (income):
Administration expense	7,833	4,054	38,108	16,149	26,028
Interest, net	22,036	3,968	25,998	11,701	55,698
Foreign exchange loss	986	(658)	13,838	(1,014)	20,506
Total administrative and other expenses (income)	30,855	7,364	77,944	26,810	102,594
Income (loss) from operations before income taxes	(55,505)	7,505	(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Net loss	(39,214)	5,982	(35,641)	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(161)	(154)	(480)	(103)
Net income attributable to Preferred share dividends of a subsidiary company	3,239		3,247
Net (loss) income attributable to Atlantic Power Corporation	(42,292)	6,136
Guarantor Subsidiaries
Project revenue:
Total project revenue	124,871
Project expenses:
Fuel	62,099		93,993
Project operations and maintenance	30,067		55,334
Depreciation and amortization	32,705		60,999
Total project expenses	124,871		210,326
Project other income (expense):
Change in fair value of derivative instruments	(58,122)		22,776
Earnings (loss) of unconsolidated affiliates	2,947		(5,989)
Interest expense, net	(4,325)		(16,694)
Other income (expense), net	15		20
Total project other income (expense)	(59,485)		(33,461)
Project income	(27,238)
Administrative and other expenses (income):
Administration expense	5,134		12,636
Interest, net	20,379		67,666
Foreign exchange loss	1,133		4,057
Total administrative and other expenses (income)	26,646		84,359
Income (loss) from operations before income taxes	(53,884)		(51,825)
Income tax expense (benefit)	(16,291)		(8,566)
Net loss	(37,593)		(44,628)
Net loss attributable to noncontrolling interest	(161)		(480)
Net income attributable to Preferred share dividends of a subsidiary company	3,239		3,247
Net (loss) income attributable to Atlantic Power Corporation	(40,671)
Curtis Palmer
Project revenue:
Total project revenue	5,399
Project expenses:
Project operations and maintenance	1,636		851
Depreciation and amortization	3,763		2,639
Total project expenses	5,399		3,490
Project other income (expense):
Interest expense, net	(2,708)		(1,911)
Total project other income (expense)	(2,708)		(1,911)
Project income	2,510
Administrative and other expenses (income):
Income (loss) from operations before income taxes	2,510		3,608
Net loss	2,510		3,608
Net (loss) income attributable to Atlantic Power Corporation	2,510
Atlantic Power
Project revenue:
Total project revenue	(128)
Project expenses:
Project operations and maintenance	(128)		922
Total project expenses	(128)		922
Project other income (expense):
Interest expense, net			128
Total project other income (expense)			128
Project income	128
Administrative and other expenses (income):
Administration expense	2,699		25,472
Interest, net	1,484		(41,668)
Foreign exchange loss	(147)		9,781
Total administrative and other expenses (income)	4,036		(6,415)
Income (loss) from operations before income taxes	(3,908)		5,621
Income tax expense (benefit)			242
Net loss	(3,908)		5,379
Net (loss) income attributable to Atlantic Power Corporation	(3,908)
Eliminations
Project revenue:
Total project revenue	(75)
Project expenses:
Project operations and maintenance	(75)		(275)
Total project expenses	(75)		(275)
Project other income (expense):
Earnings (loss) of unconsolidated affiliates			(367)
Interest expense, net			(1,576)
Total project other income (expense)			(1,209)
Project income	(50)
Administrative and other expenses (income):
Interest, net	173
Total administrative and other expenses (income)	173
Income (loss) from operations before income taxes	(223)		(1,369)
Net loss	(223)		(1,369)
Net (loss) income attributable to Atlantic Power Corporation	$ (223)

Condensed consolidating financial information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash provided by operating activities	$ 66,492	$ 20,347	$ 55,935	$ 86,953	$ 50,449
Cash flows used in investing activities:
Cash paid for acqusitions, net of cash acquired			(591,583)	(78,180)	(3,068)
Change in restricted cash	(6,349)	(7,524)	(5,668)	945	575
Biomass development costs	(123)	(308)	(931)	(2,286)
Purchase of property, plant and equipment	(164,126)
Net cash (used in) provided by investing activities	(170,615)	(18,115)	(682,008)	(146,997)	24,958
Cash flows provided by financing activities:
Repayment of project-level debt	(2,725)	(3,400)	(21,589)	(18,882)	(12,744)
Deferred financing costs	(10,179)		(26,373)	(7,941)
Proceeds from project level debt	184,216	2,781	100,794		78,330
Repayments of revolving credit facility borrowings	(8,000)			(20,000)	(55,000)
Proceeds from revolving credit facility borrowings	22,800		58,000	20,000
Dividends paid	(36,031)	(18,852)	(85,029)	(65,028)	(24,955)
Net cash provided by (used in) financing activities	150,081	(19,471)	641,227	55,691	(62,884)
Net (decrease) increase in cash and cash equivalents	45,958	(17,239)	15,154	(4,353)	12,523
Cash and cash equivalents at beginning of year	60,651	45,497	45,497	49,850	37,327
Cash and cash equivalents at end of year	106,609	28,258	60,651	45,497	49,850
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities	30,019		20,963
Cash flows used in investing activities:
Cash paid for acqusitions, net of cash acquired	198		12,143
Change in restricted cash	(6,349)		(5,668)
Biomass development costs	(123)		(931)
Purchase of property, plant and equipment	(164,126)
Net cash (used in) provided by investing activities	(170,400)		(79,538)
Cash flows provided by financing activities:
Repayment of project-level debt	(2,725)		(21,589)
Deferred financing costs	(10,179)
Proceeds from project level debt	184,216		100,794
Repayments of revolving credit facility borrowings	(8,000)
Proceeds from revolving credit facility borrowings	22,800		8,000
Dividends paid	(3,274)		(3,247)
Net cash provided by (used in) financing activities	182,838		83,958
Net (decrease) increase in cash and cash equivalents	42,457		25,383
Cash and cash equivalents at beginning of year	58,370	32,987	32,987
Cash and cash equivalents at end of year	100,827		58,370
Curtis Palmer
Cash flows from operating activities:
Net cash provided by operating activities	(46)		45
Cash flows used in investing activities:
Purchase of property, plant and equipment	(17)
Net cash (used in) provided by investing activities	(17)		(60)
Cash flows provided by financing activities:
Net (decrease) increase in cash and cash equivalents	(63)		(15)
Cash and cash equivalents at beginning of year	(15)
Cash and cash equivalents at end of year	(78)		(15)
Atlantic Power
Cash flows from operating activities:
Net cash provided by operating activities	36,519		34,927
Cash flows used in investing activities:
Cash paid for acqusitions, net of cash acquired	(198)		(603,726)
Net cash (used in) provided by investing activities	(198)		(602,410)
Cash flows provided by financing activities:
Deferred financing costs			(26,373)
Proceeds from revolving credit facility borrowings			50,000
Dividends paid	(32,757)		(81,782)
Net cash provided by (used in) financing activities	(32,757)		557,269
Net (decrease) increase in cash and cash equivalents	3,564		(10,214)
Cash and cash equivalents at beginning of year	2,296	12,510	12,510
Cash and cash equivalents at end of year	$ 5,860		$ 2,296